           HOME OFFICE                                  MAILING ADDRESS
100 Summit Lake Drive, 2nd Floor                     Post Office Box 55013
    Valhalla, New York 10595                   Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                  www.johnhancocknewyork.com

                          Prospectus dated May 2, 2005
                                for interests in
       John Hancock Life Insurance Company of New York Separate Account A

                       Interests are made available under

                             VISION VARIABLE ANNUITY

           a flexible purchase payment deferred combination fixed and variable annuity contract issued by
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the 77 variable investment options.

Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Small Cap Growth
Emerging Small Company
Small Cap
Small Cap Index
Small Company
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Stock
International Small Cap
International Equity Index
Overseas Equity
American International
International Value
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth
U.S. Global Leaders Growth)
Quantitative All Cap
All Cap Core
Large Cap Growth
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Cap Value
Small Company Value
Special Value
Mid Value
Mid Cap Value
Value
All Cap Value
500 Index
Fundamental Value
Growth & Income
Large Cap
Quantitative Value
American Growth  - Income
Equity-Income
American Blue Chip Income and Growth
Income & Value
PIMCO VIT All Asset Portfolio
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
Real Return Bond
Core Bond
Active Bond
U.S. Government Securities
Money Market
Lifestyle Aggressive 1000
Lifestyle Growth 820
Lifestyle Balanced 640
Lifestyle Moderate 460
Lifestyle Conservative 280

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address above, by telephoning (800) 551-2078, or by visiting our website listed above. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.

*BEFORE JANUARY 1, 2005, WE WERE KNOWN AS "THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK" AND WE REFERRED TO THE VARIABLE ACCOUNT AS "THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A."

In this Prospectus, we refer to the issuer of the contract as "JOHN HANCOCK NEW YORK," "WE," "US," "OUR," or "THE COMPANY." Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company of New York. Separate Account A (the "VARIABLE ACCOUNT").

                                TABLE OF CONTENTS

SUMMARY........................................................................................................     4
FEE TABLES (JOHN HANCOCK NEW YORK - VISION)....................................................................     6
  EXAMPLES.....................................................................................................    10
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS..........................................    11
    John Hancock New York......................................................................................    11
    The Variable Account.......................................................................................    12
    The Portfolios.............................................................................................    12
DESCRIPTION OF THE CONTRACT....................................................................................    20
  ELIGIBLE PLANS...............................................................................................    20
  ACCUMULATION PERIOD PROVISIONS...............................................................................    21
    Purchase Payments..........................................................................................    21
    Accumulation Units.........................................................................................    21
    Value of Accumulation Units................................................................................    21
    Net Investment Factor......................................................................................    21
    Maximum Number of Investment Options.......................................................................    23
    Telephone and Electronic Transactions......................................................................    23
    Special Transfer Services - Dollar Cost Averaging..........................................................    24
    Asset Rebalancing Program..................................................................................    24
    Withdrawals................................................................................................    24
    Special Withdrawal Services - The Income Plan..............................................................    25
    Death Benefit During Accumulation Period...................................................................    25
  PAY-OUT PERIOD PROVISIONS....................................................................................    27
    General....................................................................................................    27
    Annuity Options............................................................................................    27
    Determination of Amount of the First Variable Annuity Payment..............................................    29
    Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments........................    29
    Transfers During Pay-out Period............................................................................    29
    Death Benefit During Pay-out Period........................................................................    30
  OTHER CONTRACT PROVISIONS....................................................................................    30
    Right to Review............................................................................................    30
    Ownership..................................................................................................    30
    Annuitant..................................................................................................    31
    Change of Maturity Date....................................................................................    31
    Beneficiary................................................................................................    31
    Modification...............................................................................................    31
    Our Approval...............................................................................................    31
    Misstatement and Proof of Age, Sex or Survival.............................................................    31
  FIXED ACCOUNT INVESTMENT OPTIONS.............................................................................    31
CHARGES AND DEDUCTIONS.........................................................................................    33
    Administration Fees........................................................................................    33
    Distribution Fee...........................................................................................    33
    Mortality and Expense Risks Charge.........................................................................    33
    Taxes......................................................................................................    34
  EXPENSES OF DISTRIBUTING CONTRACTS...........................................................................    34
FEDERAL TAX MATTERS............................................................................................    34
  INTRODUCTION.................................................................................................    34
  OUR TAX STATUS...............................................................................................    35
  TAXATION OF ANNUITIES IN GENERAL.............................................................................    35
    Tax Deferral During Accumulation Period....................................................................    35
    Taxation of Partial and Full Withdrawals...................................................................    36
    Taxation of Annuity Benefit Payments.......................................................................    37
    Taxation of Death Benefit Proceeds.........................................................................    37
    Penalty Tax on Premature Distributions.....................................................................    38
    Aggregation of Contracts...................................................................................    38
  QUALIFIED RETIREMENT PLANS...................................................................................    38
    Direct Rollovers...........................................................................................    39
    Loans......................................................................................................    40
  FEDERAL INCOME TAX WITHHOLDING...............................................................................    40
GENERAL MATTERS................................................................................................    40
    Asset Allocation Services..................................................................................    40
    Distribution of Contracts..................................................................................    41
    Contract Owner Inquiries...................................................................................    42
    Confirmation Statements....................................................................................    42
    Legal Proceedings..........................................................................................    42
    Voting Interest............................................................................................    42
    Reinsurance Arrangements...................................................................................    42
APPENDIX A: Special Terms......................................................................................   A-1
APPENDIX B: Qualified Plan Types...............................................................................   B-1
APPENDIX C: Prior Contracts....................................................................................   C-1
    Total Annual Portfolio Operating Expenses..................................................................   C-1
APPENDIX U: Accumulation Unit Value Tables.....................................................................   U-1

The Table of Contents of the STATEMENT OF ADDITIONAL INFORMATION lists the following subjects that it covers:

GENERAL INFORMATION AND HISTORY................................................................................     3
ACCUMULATION UNIT VALUE TABLES.................................................................................     3
SERVICES.......................................................................................................     3
       Independent Auditors....................................................................................     3
       Servicing Agent.........................................................................................     3
       Principal Underwriter...................................................................................     3
APPENDIX A: AUDITED FINANCIAL STATEMENTS.......................................................................   A-1

NYVISION.PRO5/05

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis.

Under the contract, the contract owner, (you), make a single payment to us (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through living and death benefits, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum purchase payment is $25,000. Additional purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to purchase the contract.

INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, there are seventy-seven Variable Account investment options are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that in the case of John Hancock Trust (the "Trust") (formerly, Manufacturers Investment Trust) invests in Series II shares of a corresponding portfolio of the Trust. (Contracts issued prior to January 28, 2002 invest in Series I shares except in the case of Trust portfolios which commenced operations on or after January 28, 2002 where such contracts invest in Series II shares.) A full description of each portfolio is in the portfolio prospectuses. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

Fixed. There is one fixed account investment option. Under the fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account option must be at least $300 or, if less, your entire balance in that investment account option. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFIT. We will pay the death benefit described below to your beneficiary if you die during the accumulation period. If a contract is owned by more than one person, upon death of the owner the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms from all beneficiaries. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

RIGHT TO REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59-1/2.

                   FEE TABLES (JOHN HANCOCK NEW YORK - VISION)

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a VISION contract. The tables also describe the fees and expenses for older versions of the VISION contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions" for VISION Contracts. The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the portfolio prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" show the maximum fees and expenses.

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

   CONTRACT OWNER TRANSACTION EXPENSES                   VISION
-----------------------------------------                ------
MAXIMUM WITHDRAWAL CHARGE (AS % OF AMOUNT                 NONE
WITHDRAWN OR SURRENDERED)(A)
ANNUAL CONTRACT FEE                                       NONE
TRANSFER FEE(B)
         Maximum Fee                                      $ 25
         Current Fee                                      $  0

(A) The charge is taken within the specified period of years measured from the date of payment.

(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL PORTFOLIO OPERATING EXPENSES.

 SEPARATE ACCOUNT ANNUAL EXPENSES(A)              VISION
--------------------------------------            ------
Mortality and expense risks fee                   1.25%
Distribution fee                                  0.25%
Administration fee-asset based                    0.15%
                                                  ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES            1.65%
                                                  ----

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                    MINIMUM(A)         MAXIMUM
------------------------------------------------------------------------     ----------         -------
Range of expenses that are deducted from fund assets, including
management fees, Rule 12b-1 fees, and other expenses for contracts             0.76%             1.87%
issued on and after January 28, 2002(B)

Range of expenses that are deducted from fund assets, including
management fees, Rule 12b-1 fees, and other expenses for contracts             0.56%             1.87%
issued prior to January 28, 2002(B)

(A) For contracts issued prior to January 28, 2002, the range of expenses has a lower minimum because the Variable Account invests in a different class of portfolio shares for certain variable investment options available under those contracts. See Appendix C: Prior Contracts for more information.

(B) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses for contracts issued on and after January 28, 2002 would be 0.76% and 1.79%, respectively, and for contracts issued prior to January 28, 2002 the minimum and maximum expenses would be 0.56% and 1.79%, respectively. Expense reimbursements may be terminated at any time.

The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.

                                                                            TOTAL
                                        MANAGEMENT  RULE 12b-1   OTHER      ANNUAL
PORTFOLIO                                  FEES        FEES     EXPENSES   EXPENSES
--------------------------------------  ----------  ----------  ---------  --------
JOHN HANCOCK TRUST - SERIES II SHARES:
Science & Technology Trust(H)            1.04%(C)   0.25%        0.07%     1.36%
Pacific Rim Trust(H)                     0.80%      0.25%        0.28%     1.33%
Health Sciences Trust(H)                 1.05%(C)   0.25%        0.11%     1.41%
Emerging Growth Trust                    0.80%      0.25%        0.07%     1.12%
Small Cap Growth Trust(A)                1.08%      0.25%        0.07%     1.40%
Emerging  Small Company Trust(H)         1.00%      0.25%        0.06%     1.31%
Small Cap Trust(A)                       0.85%      0.25%        0.07%     1.17%
Small Cap Index Trust(H)                 0.49%      0.25%        0.03%     0.77%
Small Company Trust+                     1.05%      0.25%        0.57%(A)  1.87%(D)
Dynamic Growth Trust(H)                  0.95%      0.25%        0.07%     1.27%
Mid Cap Stock Trust(H)                   0.86%      0.25%        0.05%     1.16%
Natural Resources Trust                  1.01%      0.25%        0.07%     1.33%
All Cap Growth Trust(H)                  0.89%      0.25%        0.06%     1.20%
Strategic Opportunities Trust(H)         0.80%      0.25%        0.07%     1.12%
Financial Services Trust(H)              0.88%(F)   0.25%        0.08%     1.21%
International Opportunities Trust(A)     1.00%      0.25%        0.20%     1.45%
International Stock Trust(H)             0.95%      0.25%        0.16%     1.36%
International Small Cap Trust(H)         1.00%      0.25%        0.19%     1.44%
International Equity Index Trust(A)      0.55%      0.25%        0.06%     0.86%
Overseas Equity Trust(A)                 0.90%      0.25%        0.17%     1.32%
American International Trust(G)          0.54%      0.75%        0.08%     1.37%
International Value Trust(H)             0.87%(E)   0.25%        0.15%     1.27%
Quantitative Mid Cap Trust(H)            0.75%      0.25%        0.09%     1.09%
Mid Cap Index Trust(H)                   0.49%      0.25%        0.03%     0.77%
Mid Cap Core Trust                       0.90%      0.25%        0.16%     1.31%
Global Trust(H)                          0.85%(E)   0.25%        0.15%     1.25%
Capital Appreciation Trust(H)            0.85%      0.25%        0.07%     1.17%
American Growth Trust(G)                 0.35%      0.75%        0.03%     1.13%
U.S. Global Leaders Growth Trust+        0.71%      0.25%        0.73%(A)  1.69%(D)
Quantitative All Cap Trust               0.71%      0.25%        0.05%     1.01%
All Cap Core Trust(H)                    0.80%      0.25%        0.07%     1.12%
Large Cap Growth Trust(H)                0.85%      0.25%        0.06%     1.16%
Total Stock Market Index Trust(H)        0.49%      0.25%        0.03%     0.77%
Blue Chip Growth Trust(H)                0.82%(C)   0.25%        0.04%     1.11%
U.S. Large Cap Trust(H)                  0.82%      0.25%        0.06%     1.13%
Core Equity Trust+                       0.85%      0.25%        0.06%(A)  1.16%
Strategic Value Trust(H)                 0.85%      0.25%        0.09%     1.19%
Large Cap Value Trust                    0.85%      0.25%        0.13%     1.23%
Classic Value Trust+                     0.87%      0.25%        0.56%(A)  1.68%(D)
Utilities Trust(H)                       0.85%      0.25%        0.25%     1.35%
Real Estate Securities Trust(H)          0.70%      0.25%        0.05%     1.00%
Small Cap Opportunities Trust            1.00%      0.25%        0.08%     1.33%
Small Cap Value Trust(A)                 1.08%      0.25%        0.08%     1.41%
Small Company Value Trust(H)             1.04%(C)   0.25%        0.01%     1.30%
Special Value Trust                      1.00%      0.25%        0.28%     1.53%

                                                                                      TOTAL
                                                  MANAGEMENT  RULE 12b-1   OTHER      ANNUAL
PORTFOLIO                                            FEES        FEES     EXPENSES   EXPENSES
------------------------------------------------  ----------  ----------  ---------  --------
Mid Value Trust                                     1.01%(C)     0.25%     0.07%      1.33%
Mid Cap Value Trust(H)                              0.87%        0.25%     0.05%      1.17%
Value Trust(H)                                      0.74%        0.25%     0.06%      1.05%
All Cap Value Trust(H)                              0.84%        0.25%     0.06%      1.15%
500 Index Trust(H)                                  0.46%        0.25%     0.05%      0.76%
Fundamental Value Trust(H)                          0.84%(F)     0.25%     0.05%      1.14%
Growth & Income Trust(H)                            0.65%        0.25%     0.04%      0.94%
Large Cap Trust(A)                                  0.85%        0.25%     0.15%      1.25%
Quantitative Value Trust +                          0.70%        0.25%     0.08%(A)   1.03%
American Growth-Income Trust(G)                     0.29%        0.75%     0.03%      1.07%
Equity-Income Trust(H)                              0.81%(C)     0.25%     0.05%      1.11%
American Blue Chip Income and Growth Trust(G)       0.45%        0.75%     0.05%      1.25%
Income & Value Trust(H)                             0.79%        0.25%     0.04%      1.08%
Global Allocation Trust(H)                          0.85%        0.25%     0.20%      1.30%
High Yield Trust(H)                                 0.68%        0.25%     0.07%      1.00%
U.S. High Yield Bond Trust(A)                       0.75%        0.25%     0.21%      1.21%
Strategic Bond Trust(H)                             0.70%        0.25%     0.08%      1.03%
Strategic Income Trust +                            0.73%        0.25%     0.46%(A)   1.44%
Global Bond Trust(H)                                0.70%        0.25%     0.10%      1.05%
Investment Quality Bond Trust(H)                    0.60%        0.25%     0.09%      0.94%
Total Return Trust(H)                               0.70%        0.25%     0.05%      1.00%
Real Return Bond Trust                              0.70%        0.25%     0.07%      1.02%
Core Bond Trust(A)                                  0.69%        0.25%     0.21%      1.15%
Active Bond Trust(A)                                0.61%        0.25%     0.04%      0.90%
U.S. Government Securities Trust(H)                 0.62%        0.25%     0.07%      0.94%
Money Market Trust(H)                               0.48%        0.25%     0.03%      0.76%
Lifestyle Aggressive 1000 Trust(H)                  0.05%        0.25%     1.02%(B)   1.32%
Lifestyle Growth 820 Trust(H)                       0.05%        0.25%     0.95%(B)   1.25%
Lifestyle Balanced Trust(H)                         0.05%        0.25%     0.90%(B)   1.20%
Lifestyle Moderate Trust(H)                         0.05%        0.25%     0.87%(B)   1.17%
Lifestyle Conservative Trust(H)                     0.05%        0.25%     0.79%(B)   1.09%
PIMCO VARIABLE INSURANCE TRUST - CLASS M SHARES:
PIMCO VIT All Asset Portfolio                       0.20%        0.45%     0.88%      1.53%

+   Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(B) Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth Trust, the American International Trust, the American Blue Chip Income and Growth Trust and the American Growth-Income Trust (the "Underlying Portfolios.") The Total Trust Annual Expenses for the Underlying Portfolios range from 0.28% to 1.44%.

"Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                              TOTAL ANNUAL
PORTFOLIO                                     OTHER EXPENSES    EXPENSES
--------------------------------------------  --------------  ------------
Lifestyle Aggressive 1000 Trust                    1.01%         1.31%
Lifestyle Growth 820 Trust                         0.94%         1.24%
Lifestyle Balanced 640 Trust                       0.89%         1.19%
Lifestyle Moderate 460 Trust                       0.86%         1.16%
Lifestyle Conservative 280 Trust                   0.78%         1.08%

This voluntary expense reimbursement may be terminated at any time.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust, and the Small Company Value Trust. The waiver is based on the combined assets of these portfolios. Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                            MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                      FEES       EXPENSES
--------------------------  ----------  ------------
Science & Technology Trust    1.01%        1.33%
Health Sciences Trust         1.02%        1.38%
Blue Chip Growth Trust        0.79%        1.08%
Equity-Income Trust           0.78%        1.08%
Mid Value Trust               0.98%        1.30%
Small Company Value Trust     1.01%        1.27%

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                  TOTAL ANNUAL
PORTFOLIO                         OTHER EXPENSES    EXPENSES
--------------------------------  --------------  ------------
Small Company Trust                    0.49%         1.79%
U.S. Global Leaders Growth Trust       0.50%         1.46%
Classic Value Trust                    0.50%         1.62%

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                                    TOTAL ANNUAL
PORTFOLIO                         MANAGEMENT FEES     EXPENSES
--------------------------------  ---------------   ------------
Global Trust                          0.80%            1.20%
International Value Trust             0.80%            1.20%

These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                            BETWEEN $50   EXCESS OVER
                                                FIRST $50   MILLION AND      $500
PORTFOLIO                                       MILLION*   $500 MILLION*    MILLION*
----------------------------------------------  ---------  -------------  -----------
Financial Services Trust                          0.85%        0.80%         0.75%
Fundamental Value Trust                           0.85%        0.80%         0.75%

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                            MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                      FEES       EXPENSES
--------------------------  ----------  ------------
Financial Services Trust       0.83%        1.16%
Fundamental Value Trust        0.79%        1.09%

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. These advisory fee reductions may be terminated at any time. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:


                                            MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                                      FEES       EXPENSES
------------------------------------------  ----------  ------------
American Growth Trust                         0.34%        1.12%
American International Trust                  0.53%        1.36%
American Blue Chip Income and Growth Trust    0.44%        1.24%
American Growth-Income Trust                  0.28%        1.06%

(H) The Variable Account invests in the Series I class of this portfolio's shares for contracts issued prior to May 13, 2002. See the appendix in this Prospectus entitled "Prior Contracts" for more information.

EXAMPLES

The following four examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses. Examples 1 and 2 pertain to currently offered VISION contracts. Examples 3 and 4 pertain to previously issued VISION contracts that are eligible to invest in certain variable investment options funded with Series I shares of the John Hancock Trust.

CURRENTLY OFFERED VISION CONTRACTS. The following example assumes that you invest $10,000 in a contract. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 1. Maximum portfolio operating expenses- Currently Offered VISION
Contract:

                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                    ------  -------  -------  --------
If you surrender the contract at the end of the
applicable time period:                               $354  $1,078   $1,821    $3,770
If you annuitize, or do not surrender the contract
at the end of the applicable time period:             $354  $1,078   $1,821    $3,770

The next example assumes that you invest $10,000 in a contract, but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 2. Minimum portfolio operating expenses - Currently Offered VISION
Contract:

                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                    ------  -------  -------  --------
If you surrender the contract at the end of
the applicable time period:                          $244    $750    $1,283    $1,283
If you annuitize, or do not surrender the contract
at the end of the applicable time period:            $244    $750    $1,283    $1,283

PREVIOUSLY ISSUED CONTRACTS (ISSUED PRIOR TO JANUARY 28, 2002). The third example assumes that you invest $10,000 in a previously issued contract. This example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the portfolios that are available to such contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 3. Maximum portfolio operating expenses - Previously Issued VISION contract (issued prior to January 28, 2002):

                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                    ------  -------  -------  --------
If you surrender the contract at the end of
the applicable time period:                          $354   $1,078   $1,821   $3,770
If you annuitize, or do not surrender the contract
at the end of the applicable time period:            $354   $1,078   $1,821   $3,770

Example 4 also assumes that you invest $10,000 in a contract during this period. This example assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the portfolios that are available to such contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 4. Minimum portfolio operating expenses - Previously Issued VISION Contract (issued prior to January 28, 2002):

                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                    ------  -------  -------  --------
If you surrender the contract at the end of
the applicable time period:                          $224    $690     $1,182   $2,533
If you annuitize, or do not surrender the contract
at the end of the applicable time period:            $224    $690     $1,182   $2,533

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

JOHN HANCOCK NEW YORK

We are an indirect subsidiary of MFC.

We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. We are a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("JOHN HANCOCK USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

John Hancock New York's financial ratings are as follows:

      A++ A.M. Best

      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch

      Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

      AA+ Standard & Poor's

      Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to John Hancock New York's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

We use our Variable Account to invest the contract values you allocate to the Portfolio(s)

The Manufacturers Life Insurance Company of New York ("Manulife New York") established the Variable Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies.

Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has seventy-seven sub-accounts (some of which are subdivided for Series I and Series II shares). When you allocate a purchase payment or transfer money to a Variable Account investment option, the sub-account purchases shares of a corresponding portfolio (usually with a name similar to that of the sub-account). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE PORTFOLIOS

When you select a Variable Account investment option, we invest your money in a sub-account of the Variable Account which invests in shares of a corresponding Portfolio of the John Hancock Trust (or the PIMCO Variable Insurance Trust with respect to the All Asset Portfolio). The table in the "Summary - Total Annual Portfolio Operating Expenses" section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Account investment options you select.

The John Hancock Trust and the PIMCO Variable Insurance Trust are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") (formerly named "Manufacturers Securities Services, LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains.

The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a Portfolio's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Portfolios of the John Hancock Trust for the marketing support services it provides. (See "Distribution of Contracts.") Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

The following table contains a general description of the Portfolios that we make available under the contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. You should read the Portfolio's prospectus carefully before investing in the corresponding Variable Account investment option.

PORTFOLIO                          PORTFOLIO MANAGER                               INVESTMENT DESCRIPTION
---------------------------------  ------------------  -----------------------------------------------------------------------------
SCIENCE & TECHNOLOGY               T. Rowe Price       seeks long-term growth of capital by investing, under normal market
TRUST                              Associates, Inc.    condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective

PACIFIC RIM TRUST                  MFC Global          seeks long-term growth of capital by investing in a diversified portfolio
                                   Investment          that is comprised primarily of common stocks and equity-related securities of
                                   Management          corporations domiciled in countries in the Pacific Rim region
                                   (U.S.A.) Limited

HEALTH SCIENCES TRUST              T. Rowe Price       seeks long-term capital appreciation by investing, under normal
                                   Associates, Inc.    market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed
                                                       "health sciences").

EMERGING GROWTH                    MFC Global          seeks superior long-term rates of return through capital appreciation by
TRUST                              Investment          investing, under normal circumstances, primarily in high quality
                                   Management          securities and convertible instruments of small-cap U.S. companies.
                                   (U.S.A.) Limited

SMALL CAP GROWTH                   Wellington          Seeks long-term capital appreciation by investing, under normal market
TRUST                              Management          conditions, primarily in small-cap companies that are believed to offer
                                   Company, LLP        above average potential for growth in revenues and earnings.

EMERGING SMALL                     Franklin Advisers,  seeks long-term growth of capital by investing, under normal market
COMPANY TRUST                      Inc.                conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks")
                                                       at the time of purchase.

SMALL CAP TRUST                    Independence        Seeks maximum capital appreciation consistent with reasonable risk to
                                   Investment LLC      principal by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization is under $2 billion.

SMALL CAP INDEX                    MFC Global          seeks to approximate the aggregate total return of a small cap U.S.
TRUST                              Investment          domestic equity market index by attempting to track the performance
                                   Management          of the Russell 2000 Index.
                                   (U.S.A.) Limited

SMALL COMPANY TRUST                American Century    seeks long-term capital growth by investing, under normal market
                                   Investment          conditions, primarily in equity securities of smaller-capitalization U.S.
                                   Management, Inc.    companies. The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Small Company Trust.

DYNAMIC GROWTH TRUST               Deutsche Asset      seeks long-term growth of capital by investing in stocks and other
                                   Management Inc.     equity securities of medium-sized U.S. companies with strong growth potential.

MID CAP STOCK TRUST                Wellington          seeks long-term growth of capital by investing primarily in equity
                                   Management          securities of mid-size companies with significant capital appreciation
                                   Company, LLP        potential.

PORTFOLIO                          PORTFOLIO MANAGER                               INVESTMENT DESCRIPTION
---------------------------------  ------------------  -----------------------------------------------------------------------------
NATURAL RESOURCES TRUST            Wellington          seeks long-term total return by investing, under normal market conditions,
                                   Management          primarily in equity and equity-related securities of natural resource-related
                                   Company, LLP        companies worldwide.

ALL CAP GROWTH TRUST               AIM Capital         seeks long-term capital appreciation by investing the portfolio's assets
                                   Management, Inc.    under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

STRATEGIC OPPORTUNITIES TRUST      Fidelity            seeks growth of capital by investing primarily in common stocks. Investments
                                   Management &        may include securities of domestic and foreign issuers, and growth or value
                                   Research Company    stocks or a combination of both.

FINANCIAL SERVICES TRUST           Davis Advisors      seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is
                                                       "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

INTERNATIONAL OPPORTUNITIES TRUST  Marisco Capital     seeks long-term growth of capital by investing, under normal market
                                   Management, LLC     conditions, at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The portfolio normally invests in issuers from at least three different countries not including the
                                                       U.S. The portfolio may invest in common stocks of companies operating in emerging markets.

INTERNATIONAL STOCK TRUST          Deutsche Asset      seeks long-term growth of capital by investing in stocks and other securities
                                   Management          with equity characteristics of companies located in the developed countries
                                   Investment          that make up the MSCI EAFE Index.
                                   Services Ltd.

INTERNATIONAL SMALL CAP TRUST      Templeton           seeks capital appreciation by investing primarily in the common stock of
                                   Investment          companies located outside the U.S. which have total stock market
                                   Counsel, Inc.       capitalization or annual revenues of $1.5 billion or less ("small company securities").

INTERNATIONAL EQUITY INDEX TRUST   SsgA Funds          seeks to track the performance of broad-based equity indices of foreign
                                   Management, Inc.    companies in developed and emerging markets by attempting to track the performance of the MSCI All Country World ex-US Index*. (Series I shares are available for sale to contracts purchased prior to May 13, 2002; Series II shares are available for sale to contracts purchased on or after May 13,
                                                       2002)

OVERSEAS EQUITY TRUST              Capital Guardian    seeks long-term capital appreciation by investing, under normal market
                                   Trust Company       conditions, at least 80% of its assets in equity securities of companies outside the U.S. in a diversified mix of large established and medium-sized foreign companies located primarily in developed countries and, to a lesser extent, in emerging markets.

AMERICAN INTERNATIONAL TRUST       Capital Research    invests all of its assets in Class 2 shares of the International Fund, a
                                   Management Company  series of American Fund Insurance Series. The International Fund invests primarily in

PORTFOLIO                                     PORTFOLIO MANAGER                         INVESTMENT DESCRIPTION
-----------------------------       ------------------------------------  ----------------------------------------------------------
                                                                          common stocks of companies located outside the United
                                                                          States.

INTERNATIONAL VALUE                 Templeton                             seeks long-term growth of capital by investing, under
TRUST                               Investment Counsel,                   normal market conditions, primarily in equity securities
                                    Inc.                                  of companies located outside the U.S., including
                                                                          emerging markets.

QUANTITATIVE MID CAP                MFC Global                            seeks long-term growth of capital by investing, under
TRUST                               Investment                            normal market conditions, at least 80% of its total assets
                                    Management                            (plus any borrowings for investment purposes) in U.S.
                                    (U.S.A.) Limited                      mid-cap stocks, convertible preferred stocks, convertible
                                                                          bonds and warrants.

MID CAP INDEX TRUST                 MFC Global                            seeks to approximate the aggregate total return of a mid
                                    Investment                            cap U.S. domestic equity market index by attempting to
                                    Management                            track the performance of the S&P Mid Cap 400 Index*.
                                    (U.S.A.) Limited


MID CAP CORE TRUST                  AIM Capital                           seeks long-term growth of capital by investing,
                                    Management, Inc.                      normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization
                                                                          companies.

GLOBAL TRUST                        Templeton Global                      seeks long-term capital appreciation by investing, under
                                    Advisors Limited                      normal market conditions, at least 80% of its net assets
                                                                          (plus any borrowings for investment purposes) in equity
                                                                          securities of companies located anywhere in the world,
                                                                          including emerging markets.

CAPITAL APPRECIATION                Jennison Associates                   seeks long-term capital growth by investing at least 65%
TRUST                               LLC                                   of its total assets in equity-related securities of
                                                                          companies that exceed $1 billion in market
                                                                          capitalization and that the subadviser believes have
                                                                          above-average growth prospects. These companies are
                                                                          generally medium-to-large capitalization companies.

AMERICAN GROWTH                     Capital Research                      invests all of its assets in Class 2 shares of the Growth
TRUST                               Management                            Fund, a series of American Fund Insurance Series.  The
                                    Company                               Growth Fund invests primarily in common stocks of
                                                                          companies that appear to offer superior opportunities for
                                                                          growth of capital.

U.S. GLOBAL LEADERS                 Sustainable Growth                    seeks long-term growth of capital by investing, under
GROWTH TRUST                        Advisers, L.P.                        normal market conditions, primarily in common stocks
                                                                          of "U.S. Global Leaders."

QUANTITATIVE ALL CAP                MFC Global                            seeks long-term growth of capital by investing, under
TRUST                               Investment                            normal circumstances, primarily in equity securities of
                                    Management                            U.S. companies.  The portfolio will generally focus on
                                    (U.S.A.) Limited                      equity securities of U.S. companies across the three
                                                                          market capitalization ranges of large, mid and small.

ALL CAP CORE TRUST                  Deutsche Asset Management Inc.        seeks long-term growth of capital by investing primarily
                                                                          in common stocks and other equity securities within all
                                                                          asset classes (small, mid and large cap) primarily those
                                                                          within the Russell 3000 Index

LARGE CAP GROWTH                    Fidelity Management                   seeks long-term growth of capital by investing, under
TRUST                               & Research                            normal market conditions, at least  80% of its net assets
                                    Company                               (plus any borrowings for investment purposes) in equity
                                                                          securities of companies with large market
                                                                          capitalizations.

TOTAL STOCK MARKET                  MFC Global                            seeks to approximate the aggregate total return of a
INDEX TRUST                         Investment                            broad U.S. domestic equity market index by attempting
                                    Management                            to track the performance of the Wilshire 5000 Equity
                                    (U.S.A.) Limited                      Index*

BLUE CHIP GROWTH                    T. Rowe Price                         seeks to achieve long-term growth of capital (current
TRUST                               Associates, Inc.                      income is a secondary objective) by investing, under
                                                                          normal market conditions, at least 80% of the portfolio's

PORTFOLIO                                     PORTFOLIO MANAGER                             INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
                                                                          total assets in the common stocks of large and medium-
                                                                          sized blue chip growth companies. Many of the stocks
                                                                          in the portfolio are expected to pay dividends.

U.S. LARGE CAP TRUST                Capital Guardian                      seeks long-term growth of capital and income by
                                    Trust Company                         investing the portfolio's assets, under normal market
                                                                          conditions, primarily in equity and equity-related
                                                                          securities of companies with market capitalization
                                                                          greater than $500 million.

CORE EQUITY TRUST                   Legg Mason Funds                      seeks long-term capital growth by investing, under
                                    Management, Inc.                      normal market conditions, primarily in equity securities
                                                                          that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase
                                                                          securities at large discounts to the subadviser's
                                                                          assessment of their intrinsic value.

STRATEGIC VALUE TRUST               Massachusetts                         seeks capital appreciation by investing, under normal
                                    Financial Services                    market conditions, at least 65% of its net assets in
                                    Company                               common stocks and related securities of companies which
                                                                          the subadviser believes are undervalued in the market
                                                                          relative to their long term potential.


LARGE CAP VALUE TRUST               Mercury Advisors                      seeks long-term growth of capital by investing, under
                                                                          normal market conditions, primarily in a diversified
                                                                          portfolio of equity securities of large cap companies
                                                                          located in the U.S.

CLASSIC VALUE TRUST                 Pzena Investment Management, LLC      seeks long-term growth of capital by investing, under
                                                                          normal market conditions, at least 80% of its net assets
                                                                          in domestic equity securities.

UTILITIES TRUST                     Massachusetts Financial Services      seeks capital growth and current income (income above that
                                    Company                               available from a portfolio invested entirely in equity
                                                                          securities) by investing, under normal market conditions,
                                                                          at least 80% of the portfolio's net assets (plus any
                                                                          borrowings for investment purposes) in equity and debt
                                                                          securities of domestic and foreign companies in the
                                                                          utilities industry.

REAL ESTATE SECURITIES TRUST        Deutsche Asset Management Inc.        seeks to achieve a combination of long-term capital
                                                                          appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus
                                                                          any borrowings for investment purposes) in equity
                                                                          securities of real estate investment trusts ("REITS") and
                                                                          real estate companies.

SMALL CAP OPPORTUNITIES TRUST       Munder Capital Management             seeks long-term capital appreciation by investing, under
                                                                          normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

SMALL CAP VALUE TRUST               Wellington Management Company, LLP    seeks long-term capital appreciation by investing, under
                                                                          normal market conditions, at least 80% of its assets in
                                                                          small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital
                                                                          appreciation.

SMALL COMPANY VALUE                 T. Rowe Price Associates, Inc.        seeks long-term growth of capital by investing, under
                                                                          normal market conditions, primarily in small companies
                                                                          whose common stocks are believed to be undervalued. Under
                                                                          normal market conditions, the portfolio will invest at
                                                                          least 80% of its net assets (plus any borrowings for
                                                                          investment purposes) in companies with a market
                                                                          capitalization that do not exceed the maximum market
                                                                          capitalization of any security in the Russell 2000 Index*
                                                                          at the time of purchase.

SPECIAL VALUE                       Saloman Brothers                      seeks long-term capital growth by investing, under normal

PORTFOLIO                                  PORTFOLIO MANAGER                                 INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
                               Asset Management                           circumstances, at least 80% of Inc its net assets in
                                                                          common stocks and other equity securities of companies
                                                                          whose market capitalization at the time of investment is
                                                                          no greater than the market capitalization of companies in
                                                                          the Russell 2000 Value Index.

MID VALUE TRUST                T. Rowe Price Associates, Inc.             seek long-term capital appreciation by investing, under
                                                                          normal market conditions, primarily in a diversified mix
                                                                          of common stocks of mid size U.S. companies that are
                                                                          believed to be undervalued by various measures and offer
                                                                          good prospects for capital appreciation.

MID CAP VALUE                  Lord, Abbett & Co                          seeks capital appreciation by investing, under normal
                                                                          market conditions, at least 80% of the portfolio's net
                                                                          assets (plus any borrowings for investment purposes) in
                                                                          mid-sized companies, with market capitalization of roughly
                                                                          $500 million to $10 billion.

VALUE                          Van Kampen                                 seeks to realize an above-average total return over a
                                                                          market cycle of three to five years, consistent with
                                                                          reasonable risk, by investing primarily in equity
                                                                          securities of companies with capitalizations similar to
                                                                          the market capitalization of companies in the Russell
                                                                          Midcap Value Index.

ALL CAP VALUE                  Lord, Abbett & Co                          seeks capital appreciation by investing in equity
                                                                          securities of U.S. and multinational companies in all
                                                                          capitalization ranges that the subadviser believes are
                                                                          undervalued.

500 INDEX TRUST                MFC Global Investment Management           seeks to approximate the aggregate total return of a
                               (U.S.A.) Limited                           broad U.S. domestic equity market index by attempting
                                                                          to track the performance of the S&P 500 Composite
                                                                          Stock Price Index*.

FUNDAMENTAL VALUE TRUST        Davis Advisors                             seeks growth of capital by investing, under normal market
                                                                          conditions, primarily in common stocks of U.S. companies
                                                                          with market capitalizations of at least $5 billion that
                                                                          the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller
                                                                          capitalizations.

GROWTH & INCOME TRUST          Wellington Management Company, LLP         seeks long-term growth of capital and income, consistent
                                                                          with prudent investment risk, by investing primarily in a
                                                                          diversified portfolio of common stocks of U.S. issuers
                                                                          which the subadviser believes are of high quality.

LARGE CAP TRUST                UBS Global Asset Management                seeks to maximize total return, consisting of capital
                                                                          appreciation and current income by investing, under normal circumstances, at least 80% of its net assets (plus
                                                                          borrowings for investment purposes, if any) in equity
                                                                          securities of U.S. large capitalization companies.

QUANTITATIVE VALUE TRUST       MFC Global Investment Management           seeks long-term capital appreciation by investing
                               (U.S.A.) Limited                           primarily in large-cap U.S. securities with the potential
                                                                          for long-term growth of capital.

AMERICAN GROWTH - INCOME TRUST Capital Research Management Company        invests all of its assets in Class 2 shares of the
                                                                          Growth-Income Fund, a series of American Fund Insurance
                                                                          Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

EQUITY-INCOME TRUST            T. Rowe Price Associates, Inc.             seeks to provide substantial dividend income and also
                                                                          long-term capital appreciation by investing primarily in
                                                                          dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                                                          dividends and capital appreciation.

AMERICAN BLUE CHIP INCOME AND  Capital Research Management                invests all of its assets in Class 2 shares of the Blue
GROWTH                                                                    Chip Income and Growth Fund, a series of American Fund

PORTFOLIO                                  PORTFOLIO MANAGER                              INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
TRUST                          Company                                    Insurance Series. The Blue Chip Income and Growth Fund
                                                                          invests primarily in common stocks of larger, more
                                                                          established companies based in the U.S. with market
                                                                          capitalizations of $4 billion and above.

INCOME & VALUE TRUST           Capital Guardian Trust Company             seeks the balanced accomplishment of (a) conservation of
                                                                          principal and (b) long-term growth of capital and income
                                                                          by investing the portfolio's assets in both equity and
                                                                          fixed-income securities. The subadviser has full
                                                                          discretion to determine the allocation between equity and
                                                                          fixed income securities.

PIMCO VIT ALL                  Pacific Investment Management              The portfolio invests primarily in a diversified mix of :
ASSET PORTFOLIO                Company                                    (a) common stocks of large and  mid sized U.S. companies,
(a series of the PIMCO                                                    and (b) bonds with an overall intermediate
Variable Insurance                                                        term average maturity.
Trust) (only Class M is
available for sale)

GLOBAL ALLOCATION TRUST        UBS Global Asset Management                seeks total return, consisting of long-term capital
                                                                          appreciation and current income, by investing in equity
                                                                          and fixed income securities of issuers located within and
                                                                          outside the U.S.

HIGH YIELD TRUST               Saloman Brothers Asset Management Inc      seeks to realize an above-average total return over a
                                                                          market cycle of three to five years, consistent with
                                                                          reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other
                                                                          fixed-income securities.

U.S. HIGH YIELD BOND TRUST     Wells Fargo Fund Management, LLC           seeks total return with a high level of current income by
                                                                          investing, under normal market conditions, primarily in
                                                                          below investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The
                                                                          portfolio also invests in corporate debt securities and
                                                                          may buy preferred and other convertible securities and
                                                                          bank loans.

STRATEGIC BOND TRUST           Saloman Brothers Asset Management          seeks a high level of total return consistent with
                               Inc                                        preservation of capital by giving its subadviser broad
                                                                          discretion to deploy the portfolio's assets among certain
                                                                          segments of the fixed income market as the subadviser
                                                                          believes will best contribute to achievement of the
                                                                          portfolio's investment objective.

STRATEGIC INCOME TRUST         John Hancock Advisers, LLC                 seeks a high level of current income by investing, under
                                                                          normal market conditions, primarily in foreign government
                                                                          and corporate debt securities from developed and emerging
                                                                          markets; U.S. Government and agency securities; and U.S.
                                                                          high yield bonds.

GLOBAL BOND TRUST              Pacific Investment Management              seeks to realize maximum total return, consistent with
                               Company                                    preservation of capital and prudent investment management
                                                                          by investing the portfolio's assets primarily in fixed
                                                                          income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the
                                                                          U.S. dollar.

INVESTMENT QUALITY BOND TRUST  Wellington Management Company, LLP         seeks a high level of current income consistent with the
                                                                          maintenance of principal and liquidity, by investing in a
                                                                          diversified portfolio of investment grade bonds and tends
                                                                          to focus its investment on corporate bonds and U.S.
                                                                          Government bonds with intermediate to longer term
                                                                          maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

TOTAL RETURN TRUST             Pacific Investment Management              seeks to realize maximum total return, consistent with
                               Company                                    preservation of capital and prudent investment management
                                                                          by investing, under normal market

PORTFOLIO                                  PORTFOLIO MANAGER                              INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
                                                                          conditions, at least 65% of the portfolio's assets in a
                                                                          diversified portfolio of fixed income securities of
                                                                          varying maturities. The average portfolio duration will
                                                                          normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

REAL RETURN BOND TRUST         Pacific Investment Management              seeks maximum return, consistent with preservation of
                               Company                                    capital and prudent investment management by investing,
                                                                          under normal market conditions, at least 80% of its net
                                                                          assets in inflation-indexed bonds of varying maturities
                                                                          issued by the U.S. and non-U.S. governments and by
                                                                          corporations.

CORE BOND TRUST                Wells Fargo Fund Management, LLC           seeks total return consisting of income and capital
                                                                          appreciation by investing, under normal market conditions, in a broad range of investment-grade debt securities. The
                                                                          subadviser invests in debt securities that the subadviser
                                                                          believes offer attractive yields and are undervalued
                                                                          relative to issues of similar credit quality and interest
                                                                          rate sensitivity. From time to time, the portfolio may
                                                                          also invest in unrated bonds that the subadviser believes
                                                                          are comparable to investment-grade debt securities. Under
                                                                          normal circumstances, the subadviser expects to maintain
                                                                          an overall effective duration range between 4 and 5 1/2
                                                                          years.

ACTIVE BOND TRUST              Declaration Management & Research LLC      seek income and capital appreciation by investing at least
                                                                          80% of its assets in a diversified mix of debt securities
                                                                          and instruments.

                               John Hancock Advisers, LLC

U.S. GOVERNMENT SECURITIES     Saloman Brothers Asset Management          seeks a high level of current income consistent with
TRUST                          Inc                                        preservation of capital and  maintenance of liquidity,
                                                                          by investing in debt obligations and mortgage-backed
                                                                          securities issued or guaranteed by the U.S. Government,
                                                                          its agencies or instrumentalities and derivative
                                                                          securities such as collateralized mortgage obligations
                                                                          backed by such securities.

MONEY MARKET TRUST             MFC Global Investment Management           seeks maximum current income consistent with preservation
                               (U.S.A.) Limited                           of principal and liquidity by investing in high quality
                                                                          money market instruments with maturities of 397 days or
                                                                          less issued primarily by U. S. entities.

LIFESTYLE AGGRESSIVE 1000      MFC Global Investment Management           seeks to provide long-term growth of capital (current
TRUST                          (U.S.A.) Limited                           income is not a consideration) by investing 100% of the
                                                                          Lifestyle Trust's assets in other portfolios of the Trust
                                                                          ("Underlying Portfolios") which invest primarily in equity securities.

                               Deutsche Asset
                               Management Inc.

LIFESTYLE GROWTH 820 TRUST     MFC Global Investment Management           seeks to provide long-term growth of capital with
                               (U.S.A.) Limited                           consideration also given to current income by investing
                                                                          approximately 20% of the Lifestyle Trust's assets in
                               Deutsche Asset                             Underlying Portfolios which invest primarily in fixed
                               Management Inc.                            income securities and approximately 80% of its assets in
                                                                          Underlying Portfolios which invest primarily in equity
                                                                          securities.

LIFESTYLE BALANCED 640 TRUST   MFC Global Investment Management           seeks to provide a balance between a high level of current
                               (U.S.A.) Limited                           income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the
                                                                          Lifestyle Trust's assets in Underlying Portfolios which
                                                                          invest primarily in fixed income securities and
                               Deutsche Asset                             approximately  60% of its assets in

     PORTFOLIO               PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
-----------------------     ---------------------   -------------------------------------------------------
LIFESTYLE MODERATE 460      MFC Global Investment   seeks to provide a balance between a high level of
TRUST                       Management (U.S.A.)     current income and growth of capital with a greater
                            Limited                 emphasis given to current income by investing
                                                    approximately 60% of the Lifestyle Trust's assets in
                            Deutsche Asset          Underlying Portfolios which invest primarily in fixed
                            Management Inc.         income securities and approximately 40% of its assets
                                                    in Underlying Portfolios which invest primarily in
                                                    equity securities.

LIFESTYLE CONSERVATIVE      MFC Global Investment   seeks to provide a high level of current income with
280 TRUST                   Management (U.S.A.)     some consideration also given to growth of capital by
                            Limited                 investing approximately 80% of the Lifestyle Trust's
                                                    assets in Underlying Portfolios which invest primarily
                            Deutsche Asset          in fixed income securities and approximately 20% of its
                            Management Inc.         assets in Underlying Portfolios which invest primarily
                                                    in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

You bear the investment risk of any portfolio you choose as an investment for your contract. A full description of the portfolios, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).

You instruct us how to vote portfolio shares.

We will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. Payments over $1 million require our approval.

DESCRIPTION OF THE CONTRACT

ELIGIBLE PLANS

The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "CODE"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

Your purchase payments are made to us at our Annuity Service Office. The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to make the payment. Purchase payments must be in U.S. dollars.

We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

     - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

     - the contract value at the end of such three-year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payment is to be allocated among the investment options.

We must approve the issuance of any contract to a corporation.

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.

ACCUMULATION UNITS

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

     -    Where (a) is:

          - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

          - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

     - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

     - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (See "TELEPHONE AND ELECTRONIC TRANSACTIONS"). Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.

Amounts invested may be transferred among investment options.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Variable Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

          -    restricting the number of transfers made during a defined period,

          -    restricting the dollar amount of transfers,

          - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

          -    restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

Contract owners should note that while the Company seeks to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the Company will successfully impose restrictions on all disruptive frequent trading activity. If the Company is unsuccessful in restricting disruptive frequent trading activity, the portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE AND ELECTRONIC TRANSACTIONS

We permit you to make certain types of transactions by telephone or electronically through the internet.

When you purchase a contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us:

          -    By calling us at 1-800-551-2078, or

          - By the internet (electronically) through our website at www.johnhancocknewyork.com

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

          -    Any loss or theft of your password, or

          -    Any unauthorized use of your password

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option or the one year fixed account investment option to other variable account investment options until the amount in the investment option from which the transfer is exhausted.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

          - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

          - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

          - annually on December 26th (or the next business day if December 26th is not a business day).

You may withdraw all or a portion of your contract value, but may incur tax liability as a result.

WITHDRAWALS

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable) and any unpaid loans (including unpaid interest). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

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

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

          - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

          -    trading on the New York Stock Exchange is restricted,

          - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

          - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D: "Qualified Plan Types")

Systematic "Income Plan" withdrawals are available.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payment made. If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRA's and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular. If you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types").

AMOUNT OF DEATH BENEFIT. If any owner dies during the accumulation period and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

During the first contract year, the death benefit will be the greater of:

      -     the contract value or

      - the sum of the purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

      -     the contract value or

      - the death benefit on the last day of the previous contract year, less any amounts deducted in connection with partial withdrawals since then.

If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

      -     the contract value or

      - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, less amounts deducted in connection with partial withdrawals.

If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be greater of:

      -     the contract value or

      - the excess of the purchase payment over the sum of any amounts deducted in connection with partial withdrawals.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately, in which case the contract will terminate. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the contract owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract (excluding any optional benefits.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

If any annuitant is changed and any contract owner is not a natural person, the entire interest (contract value) in the contract must be distributed to the contract owner within five years.

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as an initial purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

GENERAL

Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed to be offered in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity benefit payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the variable account investment options selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each sub-account by the annuity unit value of that variable account investment option (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each variable account investment option is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity benefit payment is due, and the resulting amounts for each variable account investment option are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the next investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity benefit payment.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one variable account investment option to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the variable account investment option to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new variable account investment option selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day right to cancel your contract.

RIGHT TO REVIEW

You may cancel the contract by returning it to our Annuity Service Office or to your registered representative within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

If you purchased the contract in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

You are entitled to exercise all rights under your contract.

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. An addition or substitution of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the

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Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. The Annuitant becomes the owner of the contract at the Maturity Date.

If the annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

The "beneficiary" is the person you designate to receive the death benefit if you die.

CHANGE OF MATURITY DATE

During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be the date the oldest annuitant attains age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

BENEFICIARY

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.

SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

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Fixed account investment options guarantee interest of at least 3%.

INVESTMENT OPTIONS. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

INVESTMENT ACCOUNTS. Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

      - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D "Qualified Plan Types").

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LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below (see "FEDERAL TAX MATTERS
- Qualified Retirement Plans - Loans").

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity benefit payments.

CHARGES. No administrative, distribution, or mortality and expense risks charges are deducted from fixed account investment options.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against the purchase payment, contract values or annuity benefit payments. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the portfolio prospectuses.

ADMINISTRATION FEES

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.

A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

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TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contracts, or

      - commencement or continuance of annuity benefit payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to charge you, the contract owner. For non-New York residents, state premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority.

EXPENSES OF DISTRIBUTING CONTRACTS

STANDARD COMPENSATION. John Hancock Distributors, LLC ("JHD LLC") pays broker-dealers who have selling agreements with JHD LLC compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by JHD LLC to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. JHD LLC intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)

The amount and timing of compensation JHD LLC may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 2.50% of purchase payments plus 1.20% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, JHD LLC may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.

ADDITIONAL COMPENSATION AND REVENUE SHARING. JHD LLC and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to JHD LLC or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, JHD LLC may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.

FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

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OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be subject to federal, state, or local taxes on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets.

A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards may be set forth in future regulations or rulings. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. There is no assurance such efforts will be successful, however.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

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The contract provides a death benefit and optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that certain optional benefits, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary income.

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT."

In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

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PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals and annuity benefit payments prior to age 59 -1/2 may incur a 10% penalty tax

There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix B to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

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

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, may increase the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth
IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. The amount that must be distributed each year is computed on the basis of the owner's age and the value of the contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the contract. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

      - received on or after the date on which the contract owner reaches age 59-1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

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

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Before you receive an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for Federal income taxes.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to

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

us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

We pay compensation for sales of the contracts.

DISTRIBUTION OF CONTRACTS

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the contracts offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the contracts directly to potential purchasers. These affiliated broker-dealers include Essex National Securities, Inc. and Signator Investors, Inc.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the contracts. The individual representative who sells you a contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the contracts described in this prospectus that they would not pay in connection with the sale of other contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to contracts that have already been purchased.

STANDARD COMPENSATION. The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 2.5% of purchase payments plus, beginning one year after each purchase payment, ongoing compensation at an annual rate of up to 1.20% of the values of the contracts attributable to such purchase payments. This compensation is not paid directly by contract owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)

ADDITIONAL COMPENSATION AND REVENUE SHARING. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, JH Distributors directly or indirectly may make additional payments in the form of cash, other special compensation or reimbursement of expenses to selling broker-dealers. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

DIFFERENTIAL COMPENSATION. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a contract.

CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at John Hancock Life Insurance Company of New York, Annuity Service Office, P.O. Box 55013, Boston, Massachusetts 02205-5013.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

As stated above under "The Portfolios", we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits and fixed account guarantees.

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                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY SERVICE OFFICE: The mailing address of the service office is P.O. Box 55013, Boston, Massachusetts 02205-5013. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified on the contract specifications page, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of the portfolios is determined.

THE CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office:

      -     A certified copy of a death certificate;

      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms from all beneficiaries at our Annuity Service Office.

FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT ACCOUNT VALUE: The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.

MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified on the contract specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor mutual fund.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408 408A, or 457 of the Code.

SEPARATE ACCOUNT: A segregated account of ours that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: is a separate account of ours.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                      A-2
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                        APPENDIX B: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

The contract may be issued with certain death benefits. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit, the presence of this benefit may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59-1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefits, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth
IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice. If the contract is issued with certain death benefits, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefits, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account).

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                           APPENDIX C: PRIOR CONTRACTS

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

For contracts issued prior to January 28, 2002: The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.

                  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(A)                     MINIMUM(B)    MAXIMUM
--------------------------------------------------------------------------------   ----------    -------
Range of expenses that are deducted from fund assets, including management fees,
Rule 12b-1 fees, and other expenses                                                  0.56%          1.87%

(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.56% and 1.79% respectively. Expense reimbursements may be terminated at any time.

The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.

                                                                                      TOTAL
                                                  MANAGEMENT  RULE 12b-1    OTHER    ANNUAL
             PORTFOLIO                               FEES        FEES     EXPENSES  EXPENSES
             ---------                            ----------  ----------  --------  --------
JOHN HANCOCK TRUST - SERIES I SHARES:
Science & Technology Trust                         1.04%(C)      0.05%      0.07%     1.16%
Pacific Rim Trust                                  0.80%         0.05%      0.28%     1.13%
Health Sciences Trust                              1.05%(C)      0.05%      0.11%     1.21%
Emerging Small Company Trust                       1.00%         0.05%      0.06%     1.11%
Small Cap Index Trust                              0.49%         0.05%      0.03%     0.57%
Dynamic Growth Trust                               0.95%         0.05%      0.07%     1.07%
Mid Cap Stock Trust                                0.86%         0.05%      0.05%     0.96%
All Cap Growth Trust                               0.89%         0.05%      0.06%     1.00%
Strategic Opportunities Trust                      0.80%         0.05%      0.07%     0.92%
Financial Services Trust                           0.88%(F)      0.05%      0.08%     1.01%
International Stock Trust                          0.95%         0.05%      0.16%     1.16%
International Small Cap Trust                      1.00%         0.05%      0.19%     1.24%
International Value Trust                          0.87%(E)      0.05%      0.15%     1.07%
Quantitative Mid Cap Trust                         0.75%         0.05%      0.09%     0.89%
Mid Cap Index Trust                                0.49%         0.05%      0.03%     0.57%
Global Trust                                       0.85%(E)      0.05%      0.15%     1.05%
Capital Appreciation Trust                         0.85%         0.05%      0.07%     0.97%
All Cap Core Trust                                 0.80%         0.05%      0.07%     0.92%
Large Cap Growth Trust                             0.85%         0.05%      0.06%     0.96%
Total Stock Market Index Trust                     0.49%         0.05%      0.03%     0.57%
Blue Chip Growth Trust                             0.82%(C)      0.05%      0.04%     0.91%
U.S. Large Cap Trust                               0.82%         0.05%      0.06%     0.93%
Strategic Value Trust                              0.85%         0.05%      0.09%     0.99%
Utilities Trust                                    0.85%         0.05%      0.25%     1.15%
Real Estate Securities Trust                       0.70%         0.05%      0.05%     0.80%
Small Company Value Trust                          1.04%(C)      0.05%      0.01%     1.10%
Mid Cap Value Trust                                0.87%         0.05%      0.05%     0.97%
Value Trust                                        0.74%         0.05%      0.06%     0.85%
All Cap Value Trust                                0.84%         0.05%      0.06%     0.95%
500 Index Trust                                    0.46%         0.05%      0.05%     0.56%

                                                                                      TOTAL
                                                  MANAGEMENT  RULE 12b-1    OTHER    ANNUAL
                  PORTFOLIO                          FEES        FEES     EXPENSES  EXPENSES
                  ---------                       ----------  ----------  --------  --------
Fundamental Value Trust                            0.84%(F)      0.05%    0.05%     0.94%
Growth & Income Trust                              0.65%         0.05%    0.04%     0.74%
Equity-Income Trust                                0.81%(C)      0.05%    0.05%     0.91%
Income & Value Trust                               0.79%         0.05%    0.04%     0.88%
Global Allocation Trust                            0.85%         0.05%    0.20%     1.10%
High Yield Trust                                   0.68%         0.05%    0.07%     0.80%
Strategic Bond Trust                               0.70%         0.05%    0.08%     0.83%
Global Bond Trust                                  0.70%         0.05%    0.10%     0.85%
Investment Quality Bond Trust                      0.60%         0.05%    0.09%     0.74%
Total Return Trust                                 0.70%         0.05%    0.05%     0.80%
U.S. Government Securities Trust                   0.62%         0.05%    0.07%     0.74%
Money Market Trust                                 0.48%         0.05%    0.03%     0.56%
Lifestyle Aggressive 1000 Trust                    0.05%         0.05%    1.02%(B)  1.12%
Lifestyle Growth 820 Trust                         0.05%         0.05%    0.95%(B)  1.05%
Lifestyle 640 Balanced Trust                       0.05%         0.05%    0.90%(B)  1.00%
Lifestyle 460 Moderate Trust                       0.05%         0.05%    0.87%(B)  0.97%
Lifestyle 280 Conservative Trust                   0.05%         0.05%    0.79%(B)  0.89%
JOHN HANCOCK TRUST - SERIES II SHARES:
Small Cap Index Trust                              0.49%         0.05%    0.03%
Emerging Growth Trust                              0.80%         0.25%    0.07%     1.12%
Natural Resources Trust                            1.01%         0.25%    0.07%     1.33%
Small Cap Growth Trust(A)                          1.08%         0.25%    0.07%     1.40%
Small Cap Trust(A)                                 0.85%         0.25%    0.07%     1.17%
Small Company Trust +                              1.05%         0.25%    0.57%(A)  1.87%(D)
International Opportunities Trust(A)               1.00%         0.25%    0.20%     1.45%
International Equity Index Trust(A)                0.55%         0.25%    0.06%     0.86%
Overseas Equity Trust(A)                           0.90%         0.25%    0.17%     1.32%
American International Trust(G)                    0.54%         0.75%    0.08%     1.37%
Mid Cap Core Trust                                 0.90%         0.25%    0.16%     1.31%
American Growth Trust(G)                           0.35%         0.75%    0.03%     1.13%
U.S. Global Leaders Growth Trust +                 0.71%         0.25%    0.73%(A)  1.69%(D)
Quantitative All Cap Trust                         0.71%         0.25%    0.05%     1.01%
Core Equity Trust +                                0.85%         0.25%    0.06%(A)  1.16%
Large Cap Value Trust                              0.85%         0.25%    0.13%     1.23%
Classic Value Trust +                              0.87%         0.25%    0.56%(A)  1.68%(D)
Small Cap Opportunities Trust                      1.00%         0.25%    0.08%     1.33%
Small Cap Value Trust(A)                           1.08%         0.25%    0.08%     1.41%
Special Value Trust                                1.00%         0.25%    0.28%     1.53%
Mid Value Trust                                    1.01%(C)      0.25%    0.07%     1.33%
Large Cap Trust(A)                                 0.85%         0.25%    0.15%     1.25%
Quantitative Value Trust +                         0.70%         0.25%    0.08%(A)  1.03%
American Growth-Income Trust(G)                    0.29%         0.75%    0.03%     1.07%
American Blue Chip Income and Growth Trust(G)      0.45%         0.75%    0.05%     1.25%
U.S. High Yield Bond Trust(A)                      0.75%         0.25%    0.21%     1.21%
Strategic Income Trust +                           0.73%         0.25%    0.46%(A)  1.44%
Real Return Bond Trust                             0.70%         0.25%    0.07%     1.02%
Core Bond Trust(A)                                 0.69%         0.25%    0.21%     1.15%

                                                                                      TOTAL
                                                  MANAGEMENT  RULE 12b-1    OTHER    ANNUAL
                  PORTFOLIO                          FEES        FEES     EXPENSES  EXPENSES
                  ---------                       ----------  ----------  --------  --------
Active Bond Trust(A)                                 0.61%       0.25%      0.04%     0.90%
PIMCO VARIABLE INSURANCE TRUST - CLASS M SHARES:
PIMCO VIT All Asset Portfolio                        0.20%       0.45%      0.88%     1.53%

+ Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                               TOTAL ANNUAL
           PORTFOLIO                     OTHER EXPENSES          EXPENSES
-------------------------------          --------------        ------------
Lifestyle Aggressive 1000 Trust               1.01%                1.11%
Lifestyle Growth 820 Trust                    0.94%                1.04%
Lifestyle Balanced Trust                      0.89%                0.99%
Lifestyle Moderate Trust                      0.86%                0.96%
Lifestyle Conservative Trust                  0.78%                0.88%

This voluntary expense reimbursement may be terminated at any time.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust, and the Small Company Value Trust. The waiver is based on the combined assets of these portfolios. Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                                            TOTAL ANNUAL
         PORTFOLIO                   MANAGEMENT FEES          EXPENSES
---------------------------          ---------------        ------------
Science & Technology Trust                1.01%                 1.13%
Health Sciences Trust                     1.02%                 1.18%
Blue Chip Growth Trust                    0.79%                 0.88%
Equity-Income Trust                       0.78%                 0.88%
Mid Value Trust                           0.98%                 1.30%
Small Company Value Trust                 1.01%                 1.07%

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                           TOTAL ANNUAL
             PORTFOLIO               OTHER EXPENSES          EXPENSES
---------------------------------    --------------        ------------
Small Company Trust                       0.49%                1.79%
U.S. Global Leaders Growth Trust          0.50%                1.46%
Classic Value Trust                       0.50%                1.62%

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

        PORTFOLIO                                           MANAGEMENT FEES    TOTAL ANNUAL EXPENSES
-------------------------                                   ---------------    ---------------------
Global Trust                                                     0.80%                 1.00%
International Value Trust                                        0.80%                 1.00%

These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                              BETWEEN $50
                                                           MILLION AND $500   EXCESS OVER $500
       PORTFOLIO                     FIRST $50 MILLION*        MILLION*           MILLION*
------------------------             ------------------    ----------------   ----------------
Financial Services Trust                    0.85%                0.80%              0.75%
Fundamental Value Trust                     0.85%                0.80%              0.75%

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

       PORTFOLIO               MANAGEMENT FEES     TOTAL ANNUAL EXPENSES
------------------------       ---------------     ---------------------
Financial Services Trust            0.83%                  0.96%
Fundamental Value Trust             0.79%                  0.89%

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. These advisory fee reductions may be terminated at any time. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:

                 PORTFOLIO                        MANAGEMENT FEES     TOTAL ANNUAL EXPENSES
-------------------------------------------       ---------------     ---------------------
American Growth Trust                                  0.34%                  1.12%
American International Trust                           0.53%                  1.36%
American Blue Chip Income and Growth Trust             0.44%                  1.24%
American Growth-Income Trust                           0.28%                  1.06%

                   APPENDIX U: ACCUMULATION UNIT VALUE TABLES

                        TABLE OF ACCUMULATION UNIT VALUES
            FOR CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES

                                                              Year        Year        Year       Year      Year      Year    Year
                                                             Ended       Ended       Ended      Ended     Ended     Ended    Ended
                                                            Dec. 31     Dec. 31     Dec. 31    Dec. 31   Dec. 31   Dec. 31  Dec. 31
                                                             2004        2003        2002       2001      2000       1999    1998
                                                           ---------   ---------   ---------   -------   -------   -------  -------
Science & Technology Trust - Series II
                             Unit Value at Start of Year   10.906148    7.368796   12.500000
                               Unit Value at End of Year   10.811722   10.906148    7.368796
                          Number of Units at End of Year       4,517      10,328       5,432
Pacific Rim Trust - Series II
                             Unit Value at Start of Year   14.772045   10.687117   12.500000
                               Unit Value at End of Year   16.970541   14.772045   10.687117
                          Number of Units at End of Year           -           -         919
Health Sciences Trust - Series II
                             Unit Value at Start of Year   12.746949    9.534743   12.500000
                               Unit Value at End of Year   14.424059   12.746949    9.534743
                          Number of Units at End of Year       7,929       9,882      13,977
Emerging Growth Trust - Series II
                             Unit Value at Start of Year   16.158911   12.500000
                               Unit Value at End of Year   16.949671   16.158911
                          Number of Units at End of Year           -           -
Emerging Small Company Trust - Series II
                             Unit Value at Start of Year   12.428445    9.058585   12.500000
                               Unit Value at End of Year   13.607657   12.428445    9.058585
                          Number of Units at End of Year       5,135       5,572       6,599
Small Cap Index Trust - Series II
                             Unit Value at Start of Year   14.025090    9.810708   12.500000
                               Unit Value at End of Year   16.158254   14.025090    9.810708
                          Number of Units at End of Year      29,092      29,216       3,468
Small Company Trust - Series II
                             Unit Value at Start of Year   12.500000
                               Unit Value at End of Year   15.044608
                          Number of Units at End of Year           -
Dynamic Growth Trust - Series II
                             Unit Value at Start of Year   12.164875    9.578097   12.500000
                               Unit Value at End of Year   13.164527   12.164875    9.578097
                          Number of Units at End of Year       2,544       3,289       1,114
Mid Cap Stock Trust - Series II
                             Unit Value at Start of Year   13.399635    9.595389   12.500000
                               Unit Value at End of Year   15.651048   13.399635    9.595389
                          Number of Units at End of Year       2,210       3,814       4,223
Natural Resources Trust - Series II
                             Unit Value at Start of Year   17.786425   12.500000
                               Unit Value at End of Year   21.701596   17.786425
                          Number of Units at End of Year       2,862           -
All Cap Growth Trust - Series II
                             Unit Value at Start of Year   11.992594    9.451441   12.500000
                               Unit Value at End of Year   12.542810   11.992594    9.451441
                          Number of Units at End of Year      18,034      20,319      18,180

                                                              Year        Year        Year       Year      Year      Year    Year
                                                             Ended       Ended       Ended      Ended     Ended     Ended    Ended
                                                            Dec. 31     Dec. 31     Dec. 31    Dec. 31   Dec. 31   Dec. 31  Dec. 31
                                                             2004        2003        2002       2001      2000       1999    1998
                                                           ---------   ---------   ---------   -------   -------   -------  -------
Strategic Opportunities Trust - Series II
                             Unit Value at Start of Year    9.831290    7.956590   12.500000
                               Unit Value at End of Year   10.867778    9.831290    7.956590
                          Number of Units at End of Year       5,580       5,626       4,354
Financial Services Trust - Series II
                             Unit Value at Start of Year   13.578107   10.347728   12.500000
                               Unit Value at End of Year   14.702700   13.578107   10.347728
                          Number of Units at End of Year      10,075      10,785       4,149
International Stock Trust - Series II
                             Unit Value at Start of Year   12.765244    9.962987   12.500000
                               Unit Value at End of Year   14.483618   12.765244    9.962987
                          Number of Units at End of Year       3,923       4,315      10,725
International Small Cap Trust - Series II
                             Unit Value at Start of Year   15.534502   10.206568   12.500000
                               Unit Value at End of Year   18.468207   15.534502   10.206568
                          Number of Units at End of Year         379         379       1,343
International Equity Index A Trust - Series II
                             Unit Value at Start of Year   12.500000
                               Unit Value at End of Year   14.621376
                          Number of Units at End of Year         362
American International Trust - Series II
                             Unit Value at Start of Year   16.480578   12.500000
                               Unit Value at End of Year   19.248449   16.480578
                          Number of Units at End of Year      28,062       2,201
International Value Trust - Series II
                             Unit Value at Start of Year   14.671519   10.320663   12.500000
                               Unit Value at End of Year   17.515517   14.671519   10.320663
                          Number of Units at End of Year      11,462      12,726      12,021
Quantitative Mid Cap Trust - Series II
                             Unit Value at Start of Year   13.199297    9.700786   12.500000
                               Unit Value at End of Year   15.305359   13.199297    9.700786
                          Number of Units at End of Year       3,565       3,565       3,565
Mid Cap Index Trust - Series II
                             Unit Value at Start of Year   13.803063   10.446948   12.500000
                               Unit Value at End of Year   15.701105   13.803063   10.446948
                          Number of Units at End of Year      25,633      26,433       2,341
Mid Cap Core Trust - Series II
                             Unit Value at Start of Year   15.135149   12.500000
                               Unit Value at End of Year   16.990840   15.135149
                          Number of Units at End of Year         897       1,699
Global Trust - Series II
                             Unit Value at Start of Year   12.737013   10.177657   12.500000
                               Unit Value at End of Year   14.349048   12.737013   10.177657
                          Number of Units at End of Year       3,959       4,080       1,664
Capital Appreciation Trust - Series II
                             Unit Value at Start of Year   11.124546    8.742892   12.500000
                               Unit Value at End of Year   11.951649   11.124546    8.742892
                          Number of Units at End of Year       3,992       4,375       4,564

                                                              Year        Year        Year       Year      Year      Year    Year
                                                             Ended       Ended       Ended      Ended     Ended     Ended    Ended
                                                            Dec. 31     Dec. 31     Dec. 31    Dec. 31   Dec. 31   Dec. 31  Dec. 31
                                                             2004        2003        2002       2001      2000       1999    1998
                                                           ---------   ---------   ---------   -------   -------   -------  -------
American Growth Trust - Series II
                             Unit Value at Start of Year   15.244028   12.500000
                               Unit Value at End of Year   16.780106   15.244028
                          Number of Units at End of Year       9,622       4,095
U.S. Global Leaders Growth Trust - Series II
                             Unit Value at Start of Year   12.500000
                               Unit Value at End of Year   13.066805
                          Number of Units at End of Year           -
Quantitative All Cap Trust - Series II
                             Unit Value at Start of Year   15.380200   12.500000
                               Unit Value at End of Year   17.347808   15.380200
                          Number of Units at End of Year           -           -
All Cap Core Trust - Series II
                             Unit Value at Start of Year   12.127142    9.392813   12.500000
                               Unit Value at End of Year   13.843354   12.127142    9.392813
                          Number of Units at End of Year       4,112       4,145       4,057
Large Cap Growth Trust - Series II
                             Unit Value at Start of Year   11.782886    9.564734   12.500000
                               Unit Value at End of Year   12.285043   11.782886    9.564734
                          Number of Units at End of Year       4,764       6,627       7,377
Total Stock Market Index Trust - Series II
                             Unit Value at Start of Year   12.568032    9.804582   12.500000
                               Unit Value at End of Year   13.795381   12.568032    9.804582
                          Number of Units at End of Year       1,945       1,927       1,634
Blue Chip Growth Trust - Series II
                             Unit Value at Start of Year   12.090745    9.527205   12.500000
                               Unit Value at End of Year   12.942556   12.090745    9.527205
                          Number of Units at End of Year      20,682      23,277      20,765
U. S. Large Cap Trust - Series II
                             Unit Value at Start of Year   12.664320    9.419481   12.500000
                               Unit Value at End of Year   13.591728   12.664320    9.419481
                          Number of Units at End of Year      13,512      16,553      16,204
Core Equity Trust - Series II
                             Unit Value at Start of Year   12.500000
                               Unit Value at End of Year   14.055449
                          Number of Units at End of Year           -
Strategic Value Trust - Series II
                             Unit Value at Start of Year   11.804094    9.325864   12.500000
                               Unit Value at End of Year   13.676015   11.804094    9.325864
                          Number of Units at End of Year       5,983       6,227       3,444
Large Cap Value Trust - Series II
                             Unit Value at Start of Year   15.764264   12.500000
                               Unit Value at End of Year   18.844382   15.764264
                          Number of Units at End of Year         718           -
Classic Value Trust - Series II
                             Unit Value at Start of Year   12.500000
                               Unit Value at End of Year   13.745437
                          Number of Units at End of Year           -

                                                              Year        Year        Year       Year      Year      Year    Year
                                                             Ended       Ended       Ended      Ended     Ended     Ended    Ended
                                                            Dec. 31     Dec. 31     Dec. 31    Dec. 31   Dec. 31   Dec. 31  Dec. 31
                                                             2004        2003        2002       2001      2000       1999    1998
                                                           ---------   ---------   ---------   -------   -------   -------  -------
Utilities Trust - Series II
                             Unit Value at Start of Year   13.222661   10.012642   12.500000
                               Unit Value at End of Year   16.807837   13.222661   10.012642
                          Number of Units at End of Year           -           -         100
Real Estate Securities Trust - Series II
                             Unit Value at Start of Year   17.360006   12.702902   12.500000
                               Unit Value at End of Year   22.499805   17.360006   12.702902
                          Number of Units at End of Year       3,941       7,255       5,111
Small Cap Opportunities Trust - Series II
                             Unit Value at Start of Year   17.291875   12.500000
                               Unit Value at End of Year   21.342308   17.291875
                          Number of Units at End of Year          43          43
Small Company Value Trust - Series II
                             Unit Value at Start of Year   15.116060   11.505543   12.500000
                               Unit Value at End of Year   18.576036   15.116060   11.505543
                          Number of Units at End of Year       6,101       5,731       7,260
Special Value Trust - Series II
                             Unit Value at Start of Year   15.629832   12.500000
                               Unit Value at End of Year   18.440333   15.629832
                          Number of Units at End of Year       3,130           -
Mid Cap Value Trust - Series II
                             Unit Value at Start of Year   14.063217   11.425215   12.500000
                               Unit Value at End of Year   17.182183   14.063217   11.425215
                          Number of Units at End of Year      12,539      18,429      20,734
Value Trust - Series II
                             Unit Value at Start of Year   13.113578    9.618617   12.500000
                               Unit Value at End of Year   14.838145   13.113578    9.618617
                          Number of Units at End of Year       4,824       5,811       5,811
All Cap Value Trust - Series II
                             Unit Value at Start of Year   12.051359    8.867339   12.500000
                               Unit Value at End of Year   13.725754   12.051359    8.867339
                          Number of Units at End of Year      12,839      14,647      15,498
500 Index Trust - Series II
                             Unit Value at Start of Year   12.130947    9.652858   12.500000
                               Unit Value at End of Year   13.124674   12.130947    9.652858
                          Number of Units at End of Year      70,519      72,320      34,984
Fundamental Value Trust - Series II
                             Unit Value at Start of Year   13.552445   10.633144   12.500000
                               Unit Value at End of Year   14.855745   13.552445   10.633144
                          Number of Units at End of Year      16,631      19,005      23,382
Growth & Income Trust - Series II
                             Unit Value at Start of Year   11.843741    9.525105   12.500000
                               Unit Value at End of Year   12.412328   11.843741    9.525105
                          Number of Units at End of Year      12,556      13,305      14,273
Quantitative Value Trust - Series II
                             Unit Value at Start of Year   12.500000
                               Unit Value at End of Year   14.500571
                          Number of Units at End of Year

                                                          Year         Year          Year       Year     Year    Year    Year
                                                          Ended        Ended         Ended      Ended    Ended   Ended   Ended
                                                         Dec. 31      Dec. 31       Dec. 31    Dec. 31  Dec. 31 Dec. 31 Dec. 31
                                                          2004         2003          2002       2001     2000     1999    1998
                                                        ---------    ---------     ---------   -------  ------- ------- -------
American Growth-Income Trust - Series II
         Unit Value at Start of Year                    15.362725    12.500000
           Unit Value at End of Year                    16.596120    15.362725
      Number of Units at End of Year                        7,914        1,947
Equity-Income Trust - Series II
         Unit Value at Start of Year                    13.202023    10.702893     12.500000
           Unit Value at End of Year                    14.882379    13.202023     10.702893
      Number of Units at End of Year                       28,251       39,053        35,671
American Blue Chip Income and Growth Trust - Series II
         Unit Value at Start of Year                    15.273687    12.500000
           Unit Value at End of Year                    16.395088    15.273687
      Number of Units at End of Year                        1,464            -
Income & Value Trust - Series II
         Unit Value at Start of Year                    12.995332    10.461390     12.500000
           Unit Value at End of Year                    13.730294    12.995332     10.461390
      Number of Units at End of Year                        9,125        6,918         5,749
PIMCO VIT All Asset Portfolio
         Unit Value at Start of Year                    12.500000
           Unit Value at End of Year                    13.848564
      Number of Units at End of Year                            -
Global Allocation Trust - Series II
         Unit Value at Start of Year                    11.911549     9.575126     12.500000
           Unit Value at End of Year                    13.183540    11.911549      9.575126
      Number of Units at End of Year                        4,769        4,769         5,528
High Yield Trust - Series II
         Unit Value at Start of Year                    13.891244    11.370655     12.500000
           Unit Value at End of Year                    15.145567    13.891244     11.370655
      Number of Units at End of Year                       87,846       89,688        16,918
Strategic Bond Trust - Series II
         Unit Value at Start of Year                    14.681293    13.217126     12.500000
           Unit Value at End of Year                    15.363692    14.681293     13.217126
      Number of Units at End of Year                        2,741        7,311         8,874
Strategic Income Trust - Series II
         Unit Value at Start of Year                    12.500000
           Unit Value at End of Year                     13.46052
      Number of Units at End of Year                            -
Global Bond Trust - Series II
         Unit Value at Start of Year                    16.932377    14.946973     12.500000
           Unit Value at End of Year                    18.331732    16.932377     14.946973
      Number of Units at End of Year                        4,489       25,201         4,513
Investment Quality Bond Trust - Series II
         Unit Value at Start of Year                    14.145464    13.410129     12.500000
           Unit Value at End of Year                    14.560248    14.145464     13.410129
      Number of Units at End of Year                        3,843        8,656        18,757
Total Return Trust - Series II
         Unit Value at Start of Year                    13.770063    13.348694     12.500000
           Unit Value at End of Year                    14.181967    13.770063     13.348694
      Number of Units at End of Year                       49,665       61,467        57,040

                                                          Year         Year          Year       Year     Year    Year    Year
                                                          Ended        Ended         Ended      Ended    Ended   Ended   Ended
                                                         Dec. 31      Dec. 31       Dec. 31    Dec. 31  Dec. 31 Dec. 31 Dec. 31
                                                          2004         2003          2002       2001     2000     1999    1998
                                                        ---------    ---------     ---------   -------  ------- ------- -------
Real Return Bond Trust - Series II
         Unit Value at Start of Year                    12.958589    12.500000
           Unit Value at End of Year                    13.858598    12.958589
      Number of Units at End of Year                        9,481        2,009
U. S. Government Securities Trust - Series II
         Unit Value at Start of Year                    13.219027    13.228371     12.500000
           Unit Value at End of Year                    13.352760    13.219027     13.228371
      Number of Units at End of Year                       19,027       26,399        17,113
Money Market Trust - Series II
         Unit Value at Start of Year                    12.263567    12.420152     12.500000
           Unit Value at End of Year                    12.135513    12.263567     12.420152
      Number of Units at End of Year                       16,272       41,698       151,388
Lifestyle Aggressive 1000 Trust - Series II
         Unit Value at Start of Year                    13.261867     9.993367     12.500000
           Unit Value at End of Year                    15.138919    13.261867      9.993367
      Number of Units at End of Year                       28,234       15,525        15,674
Lifestyle Growth 820 Trust - Series II
         Unit Value at Start of Year                    13.417365    10.537942     12.500000
           Unit Value at End of Year                    15.124169    13.417365     10.537942
      Number of Units at End of Year                        6,730        3,680         6,080
Lifestyle Balanced 640 Trust - Series II
         Unit Value at Start of Year                    13.634469    11.180582     12.500000
           Unit Value at End of Year                    15.209160    13.634469     11.180582
      Number of Units at End of Year                      148,962      138,369       123,526
Lifestyle Moderate 460 Trust - Series II
         Unit Value at Start of Year                    13.733715    11.849812     12.500000
           Unit Value at End of Year                    14.999837    13.733715     11.849812
      Number of Units at End of Year                       58,618       57,871        66,815
Lifestyle Conservative 280 Trust - Series II
         Unit Value at Start of Year                    13.744482    12.526309     12.500000
           Unit Value at End of Year                    14.669371    13.744482     12.526309
      Number of Units at End of Year                       10,162       10,886         8,852
Aggressive Growth Trust - Series II
         Unit Value at Start of Year                    12.447664     9.474119     12.500000
           Unit Value at End of Year                    13.370729    12.447664      9.474119
      Number of Units at End of Year                        1,885        2,453         2,590
Diversified Bond Trust - Series II
         Unit Value at Start of Year                    13.565799    13.186201     12.500000
           Unit Value at End of Year                    13.830617    13.565799     13.186201
      Number of Units at End of Year                        7,036       11,806        19,518
Overseas Trust - Series II
         Unit Value at Start of Year                    14.150722    10.010302     12.500000
           Unit Value at End of Year                    15.528252    14.150722     10.010302
      Number of Units at End of Year                        3,700        2,501         1,240
Small Company Blend Trust - Series II
         Unit Value at Start of Year                    12.901400     9.393008     12.500000
           Unit Value at End of Year                    13.581778    12.901400      9.393008
      Number of Units at End of Year                        2,757        4,236        19,978

                                           Year      Year      Year       Year      Year      Year        Year
                                           Ended     Ended     Ended      Ended    Ended      Ended       Ended
                                          Dec. 31   Dec. 31   Dec. 31    Dec. 31  Dec. 31    Dec. 31     Dec. 31
                                           2004      2003      2002       2001      2000       1999       1998
                                         --------- --------- --------- --------- ---------- ---------  ----------
Strategic Growth Trust - Series II
         Unit Value at Start of Year     11.545878  9.270921 12.500000
           Unit Value at End of Year     12.069021 11.545878  9.270921
      Number of Units at End of Year         3,936     5,103     4,825
Science & Technology Trust - Series I
         Unit Value at Start of Year     12.165419  8.223253 14.113845 24.427405  37.660683 19.191525   15.595120
           Unit Value at End of Year     12.070466 12.165419  8.223253 14.113845  24.427405 37.660683   19.191525
      Number of Units at End of Year        79,386    95,288    95,974   134,829    154,704    74,837           -
Pacific Rim Trust - Series I
         Unit Value at Start of Year      8.703482  6.287752  7.308701  9.126236  12.267100  7.656925    7.414138
           Unit Value at End of Year     10.007594  8.703482  6.287752  7.308701   9.126236 12.267100    7.656925
      Number of Units at End of Year         6,466     5,592     5,239    10,087     12,724    11,339           -
Health Sciences Trust - Series I
         Unit Value at Start of Year     12.840795  9.583435 13.390760 12.500000
           Unit Value at End of Year     14.563722 12.840795  9.583435 13.390760
      Number of Units at End of Year         6,307     6,486     7,703     6,312
Emerging Small Company Trust - Series I
         Unit Value at Start of Year     16.831817 12.246107 17.585667 22.995348  24.427201 14.310172   13.183436
           Unit Value at End of Year     18.462993 16.831817 12.246107 17.585667  22.995348 24.427201   14.310172
      Number of Units at End of Year             -    22,090    29,806    38,326     39,413    12,456           -
Small Cap Index Trust - Series I
         Unit Value at Start of Year     12.801395  8.926733 11.557294 11.577217  12.500000
           Unit Value at End of Year     14.773203 12.801395  8.926733 11.557294  11.577217
      Number of Units at End of Year         7,830     6,228    10,567     3,898        363
Dynamic Growth Trust - Series I
         Unit Value at Start of Year      4.149140  3.269019  4.639280  7.894008  12.500000
           Unit Value at End of Year      4.489166  4.149140  3.269019  4.639280   7.894008
      Number of Units at End of Year        26,877    35,330    51,811    67,198     55,268
Mid Cap Stock Trust - Series I
         Unit Value at Start of Year     10.989664  7.849726 10.305876 11.772795  12.462837 12.500000
           Unit Value at End of Year     12.867467 10.989664  7.849726 10.305876  11.772795 12.462837
      Number of Units at End of Year        42,316    43,971    43,403    49,666     49,940    24,424
All Cap Growth Trust - Series I
         Unit Value at Start of Year     16.700075 13.136686 17.667879 23.566248  26.855000 18.869029   16.191220
           Unit Value at End of Year     17.497591 16.700075 13.136686 17.667879  23.566248 26.855000   18.869029
      Number of Units at End of Year        50,841    65,230    77,918   105,241    330,075    40,629           -
Strategic Opportunities Trust - Series I
         Unit Value at Start of Year     16.520961 13.346692 22.159728 26.586905  28.867552 22.973151   21.826330
           Unit Value at End of Year     18.251275 16.520961 13.346692 22.159728  26.586905 28.867552   22.973151
      Number of Units at End of Year        30,188    33,632    36,617    56,480     56,953    29,850         449
Financial Services Trust - Series I
         Unit Value at Start of Year     12.210054  9.292550 11.504833 12.500000
           Unit Value at End of Year     13.256232 12.210054  9.292550 11.504833
      Number of Units at End of Year         5,074     7,921     8,769     9,312
International Stock Trust - Series I
         Unit Value at Start of Year     11.378475  8.879457 11.527320 14.938063  18.202233 14.265882   13.481579
           Unit Value at End of Year     12.936882 11.378475  8.879457 11.527320  14.938063 18.202233   14.265882
      Number of Units at End of Year        31,133    36,051    50,304    66,048     58,998    15,682           -

                                                Year       Year        Year       Year      Year      Year       Year
                                                Ended      Ended       Ended      Ended     Ended     Ended      Ended
                                               Dec. 31    Dec. 31     Dec. 31    Dec. 31   Dec. 31   Dec. 31    Dec. 31
                                                2004       2003        2002       2001      2000       1999      1998
                                              ---------- ---------- ----------  --------- --------- ---------  ---------
International Small Cap Trust - Series I
         Unit Value at Start of Year           15.750610  10.334358  12.616712  18.618300 26.718058 14.687879  13.725617
           Unit Value at End of Year           18.755616  15.750610  10.334358  12.616712 18.618300 26.718058  14.687879
      Number of Units at End of Year              11,835     14,245     16,177     24,022    33,039     9,893          -
International Equity Index A Trust - Series I
         Unit Value at Start of Year           12.500000
           Unit Value at End of Year           14.644673
      Number of Units at End of Year               3,202
International Value Trust - Series I
         Unit Value at Start of Year           12.045466   8.453467  10.459987  11.813131 12.838810 12.500000
           Unit Value at End of Year           14.400513  12.045466   8.453467  10.459987 11.813131 12.838810
      Number of Units at End of Year              43,527     53,622     53,904     46,660    26,480    13,082
Quantitative Mid Cap Trust - Series I
         Unit Value at Start of Year           10.458280   7.674908  10.087326  12.500000
           Unit Value at End of Year           12.159586  10.458280   7.674908  10.087326
      Number of Units at End of Year                 670        554        993          -
Mid Cap Index Trust - Series I
         Unit Value at Start of Year           14.144608  10.685918  12.805647  13.250096 12.500000
           Unit Value at End of Year           16.114510  14.144608  10.685918  12.805647 13.250096
      Number of Units at End of Year               4,702      7,459      4,194      4,310     1,239
Global Trust - Series I
         Unit Value at Start of Year           17.329337  13.821990  17.371743  21.049744 19.073534 18.706100  17.897992
           Unit Value at End of Year           19.560024  17.329337  13.821990  17.371743 21.049744 19.073534  18.706100
      Number of Units at End of Year              18,431     18,219     22,268     28,755    35,095    28,618      1,354
Capital Appreciation Trust - Series I
         Unit Value at Start of Year            7.630471   5.991604   8.779269  10.941194 12.500000
           Unit Value at End of Year            8.205412   7.630471   5.991604   8.779269 10.941194
      Number of Units at End of Year               4,992      5,138     10,189      9,792         -
All Cap Core Trust - Series I
         Unit Value at Start of Year           14.643345  11.316875  15.388542  19.897782 27.818889 20.612746  18.800738
           Unit Value at End of Year           16.754980  14.643345  11.316875  15.388542 19.897782 27.818889  20.612746
      Number of Units at End of Year              34,655     40,660     45,797     58,627    77,470    34,965          -
Large Cap Growth Trust - Series I
         Unit Value at Start of Year           14.925307  12.107110  15.950869  19.733542 23.393391 18.982681  17.724930
           Unit Value at End of Year           15.587143  14.925307  12.107110  15.950869 19.733542 23.393391  18.982681
      Number of Units at End of Year              61,761     70,296     81,884    111,949   120,286    62,552          -
Total Stock Market Index Trust - Series I
         Unit Value at Start of Year            9.635326   7.503914   9.692272  11.123861 12.500000
           Unit Value at End of Year           10.589961   9.635326   7.503914   9.692272 11.123861
      Number of Units at End of Year               1,863      5,603      5,609        393         -
Blue Chip Growth Trust - Series I
         Unit Value at Start of Year           20.165015  15.870738  21.302974  25.365287 26.518360 22.573222  20.228047
           Unit Value at End of Year           21.626140  20.165015  15.870738  21.302974 25.365287 26.518360  22.573222
      Number of Units at End of Year             141,018    162,826    170,749    214,424   221,956   136,325        451
U. S. Large Cap Trust - Series I
         Unit Value at Start of Year           12.211016   9.057170  12.307781  12.840714 12.700198 12.500000
           Unit Value at End of Year           13.138724  12.211016   9.057170  12.307781 12.840714 12.700198
      Number of Units at End of Year              80,467     78,313     82,173    102,006    81,872    42,362

                                          Year      Year      Year       Year       Year       Year       Year
                                          Ended     Ended     Ended      Ended      Ended      Ended      Ended
                                         Dec. 31   Dec. 31   Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                          2004      2003      2002       2001       2000        1999      1998
                                        --------- --------- --------- ----------  ---------  ---------  ---------
Strategic Value Trust - Series I
         Unit Value at Start of Year     9.598785  7.577610 10.581831  12.500000
           Unit Value at End of Year    11.139193  9.598785  7.577610  10.581831
      Number of Units at End of Year        4,728     4,728     4,482      5,982
Utilities Trust - Series I
         Unit Value at Start of Year     9.198854  6.951501  9.243770  12.500000
           Unit Value at End of Year    11.710274  9.198854  6.951501   9.243770
      Number of Units at End of Year        3,011     3,492     3,042      1,453
Real Estate Securities Trust - Series I
         Unit Value at Start of Year    19.215936 14.039348 13.913544  13.714476  11.090818  12.255908  12.164455
           Unit Value at End of Year    24.956417 19.215936 14.039348  13.913544  13.714476  11.090818  12.255908
      Number of Units at End of Year       11,992    13,691    14,770     11,794     11,808      3,790          -
Small Company Value Trust - Series I
         Unit Value at Start of Year    15.725754 11.960450 12.925755  12.335633  11.837890  11.143828  10.469186
           Unit Value at End of Year    19.364563 15.725754 11.960450  12.925755  12.335633  11.837890  11.143828
      Number of Units at End of Year       31,471    30,890    38,294     37,612     29,335     12,959          -
Mid Cap Value Trust - Series I
         Unit Value at Start of Year    14.113941 11.446104 12.945151  12.500000
           Unit Value at End of Year    17.278144 14.113941 11.446104  12.945151
      Number of Units at End of Year       34,470    29,242    32,459     15,970
Value Trust - Series I
         Unit Value at Start of Year    17.934088 13.139390 17.304087  17.011828  13.883152  14.519332  14.584031
           Unit Value at End of Year    20.316970 17.934088 13.139390  17.304087  17.011828  13.883152  14.519332
      Number of Units at End of Year       29,145    30,755    33,501     43,115     35,756     29,002          -
All Cap Value Trust - Series I
         Unit Value at Start of Year    12.049941  8.853798 12.473142  12.500000
           Unit Value at End of Year    13.743516 12.049941  8.853798  12.473142
      Number of Units at End of Year        2,235     3,814     1,632      1,521
500 Index Trust - Series I
         Unit Value at Start of Year     9.247369  7.344179  9.637624  11.182275  12.500000
           Unit Value at End of Year    10.028854  9.247369  7.344179   9.637624  11.182275
      Number of Units at End of Year       42,475    35,590    37,349     34,422     17,863
Fundamental Value Trust - Series I
         Unit Value at Start of Year    12.211223  9.561490 11.600607  12.500000
           Unit Value at End of Year    13.428205 12.211223  9.561490  11.600607
      Number of Units at End of Year       20,870    18,049    17,183     14,874
Growth & Income Trust - Series I
         Unit Value at Start of Year    22.509721 18.077695 24.289203  27.835602  30.467742  26.056725  24.346411
           Unit Value at End of Year    23.639930 22.509721 18.077695  24.289203  27.835602  30.467742  26.056725
      Number of Units at End of Year      165,732   190,668   200,566    234,749    247,285    155,039        770
Equity-Income Trust - Series I
         Unit Value at Start of Year    24.674518 19.976038 23.419227  23.507739  21.149570  20.794388  20.449998
           Unit Value at End of Year    27.864315 24.674518 19.976038  23.419227  23.507739  21.149570  20.794388
      Number of Units at End of Year       73,656    80,793    89,060     96,083     70,856     53,746        484
Income & Value Trust - Series I
         Unit Value at Start of Year    18.972143 15.248938 18.440571  18.566934  17.986686  16.824988  15.949256
           Unit Value at End of Year    20.086607 18.972143 15.248938  18.440571  18.566934  17.986686  16.824988
      Number of Units at End of Year       41,380    35,927    36,569     37,278     25,707     14,561          -

                                               Year      Year      Year       Year       Year      Year      Year
                                               Ended     Ended     Ended      Ended      Ended     Ended     Ended
                                              Dec. 31   Dec. 31   Dec. 31    Dec. 31    Dec. 31   Dec. 31   Dec. 31
                                               2004      2003      2002       2001       2000       1999     1998
                                             --------- --------- --------- ---------   --------- --------- ---------
Global Allocation Trust - Series I
         Unit Value at Start of Year          9.578808  7.702576 10.197351 11.970334   12.500000
           Unit Value at End of Year         10.621190  9.578808  7.702576 10.197351   11.970334
      Number of Units at End of Year            32,616    33,063    39,408    39,130      16,194
High Yield Trust - Series I
         Unit Value at Start of Year         13.891585 11.348366 12.388789 13.326181   14.881850 14.008370 13.621723
           Unit Value at End of Year         15.175076 13.891585 11.348366 12.388789   13.326181 14.881850 14.008370
      Number of Units at End of Year            52,643    55,969    29,255    29,692      30,810    28,143     1,070
Strategic Bond Trust - Series I
         Unit Value at Start of Year         18.851344 16.942885 15.808358 15.128283   14.321908 14.243718 14.053498
           Unit Value at End of Year         19.777881 18.851344 16.942885 15.808358   15.128283 14.321908 14.243718
      Number of Units at End of Year            17,846    20,535    21,914    30,635      32,503    13,538     2,111
Global Bond Trust - Series I
         Unit Value at Start of Year         18.037496 15.890969 13.448939 13.602454   13.599529 14.814388 14.520192
           Unit Value at End of Year         19.559001 18.037496 15.890969 13.448939   13.602454 13.599529 14.814388
      Number of Units at End of Year             9,675    13,477    19,089    11,653       9,892     1,655         -
Investment Quality Bond Trust - Series I
         Unit Value at Start of Year         16.662143 15.783782 14.596065 13.826642   12.847911 13.299876 13.091629
           Unit Value at End of Year         17.177225 16.662143 15.783782 14.596065   13.826642 12.847911 13.299876
      Number of Units at End of Year            41,763    45,530    54,944    57,938      39,894    33,538         -
Total Return Trust - Series I
         Unit Value at Start of Year         15.819221 15.314133 14.216074 13.348487   12.235367 12.500000
           Unit Value at End of Year         16.330866 15.819221 15.314133 14.216074   13.348487 12.235367
      Number of Units at End of Year           199,361   240,864   263,166   230,671     139,843    67,695
U. S. Government Securities Trust - Series I
         Unit Value at Start of Year         15.569817 15.559146 14.647092 13.913787   12.757839 12.999698 12.847074
           Unit Value at End of Year         15.756371 15.569817 15.559146 14.647092   13.913787 12.757839 12.999698
      Number of Units at End of Year            70,801    90,200   132,996    98,142      51,956    25,711       772
Money Market Trust - Series I
         Unit Value at Start of Year         12.697270 12.833898 12.895798 12.657686   12.153141 11.811952 11.770263
           Unit Value at End of Year         12.589853 12.697270 12.833898 12.895798   12.657686 12.153141 11.811952
      Number of Units at End of Year            84,693   117,896   545,386   674,712     260,260   125,081         -
Lifestyle Aggressive 1000 Trust - Series I
         Unit Value at Start of Year         13.005463  9.800163 12.565579 14.799593   15.855076 14.064128 12.936971
           Unit Value at End of Year         14.846236 13.005463  9.800163 12.565579   14.799593 15.855076 14.064128
      Number of Units at End of Year            21,632    20,110    20,490    23,384      23,564    11,343         -
Lifestyle Growth 820 Trust - Series I
         Unit Value at Start of Year         15.100432 11.849829 14.315720 16.001947   16.767184 14.623605 13.824054
           Unit Value at End of Year         17.019485 15.100432 11.849829 14.315720   16.001947 16.767184 14.623605
      Number of Units at End of Year           113,529    93,799    93,684   106,017     112,391    80,481         -
Lifestyle Balanced 640 Trust - Series I
         Unit Value at Start of Year         16.463825 13.500740 15.242085 16.274494   16.136115 14.591457 13.972012
           Unit Value at End of Year         18.378638 16.463825 13.500740 15.242085   16.274494 16.136115 14.591457
      Number of Units at End of Year           127,182   118,939   115,952   138,316     124,591    40,993         -
Lifestyle Moderate 460 Trust - Series I
         Unit Value at Start of Year         17.486321 15.087623 15.984331 16.431521   16.021927 15.096548 14.636587
           Unit Value at End of Year         19.098413 17.486321 15.087623 15.984331   16.431521 16.021927 15.096548
      Number of Units at End of Year            60,993    50,413    50,067    57,465      14,462     7,292         -

                                               Year      Year      Year       Year       Year      Year      Year
                                               Ended     Ended     Ended      Ended      Ended     Ended     Ended
                                              Dec. 31   Dec. 31   Dec. 31    Dec. 31    Dec. 31   Dec. 31   Dec. 31
                                               2004      2003      2002       2001       2000       1999     1998
                                             --------- --------- --------- ---------   --------- --------- ---------
Lifestyle Conservative 280 Trust - Series I
         Unit Value at Start of Year         18.096503 16.492074 16.482670 16.235059   15.324704 14.950846 14.566457
           Unit Value at End of Year         19.327860 18.096503 16.492074 16.482670   16.235059 15.324704 14.950846
      Number of Units at End of Year            44,999    88,671    88,577    94,167       4,840    36,541         -
Aggressive Growth Trust - Series I
         Unit Value at Start of Year         11.831013  8.984433 12.172856 16.721411   16.504105 12.617679 10.694397
           Unit Value at End of Year         12.714680 11.831013  8.984433 12.172856   16.721411 16.504105 12.617679
      Number of Units at End of Year            48,868    52,972    72,308   108,705     125,721    47,184         -
Diversified Bond Trust - Series I
         Unit Value at Start of Year         18.084366 17.576042 16.605167 15.765628   14.527388 14.663990 14.234252
           Unit Value at End of Year         18.472878 18.084366 17.576042 16.605167   15.765628 14.527388 14.663990
      Number of Units at End of Year            38,160    48,172    51,903         -      63,839    26,749         -
Overseas Trust - Series I
         Unit Value at Start of Year         11.418499  8.070566 10.444462 13.458771   16.833813 12.168562 11.568554
           Unit Value at End of Year         12.555243 11.418499  8.070566 10.444462   13.458771 16.833813 12.168562
      Number of Units at End of Year            38,366    41,148    48,767    67,021      74,782    26,271         -
Small Company Blend Trust - Series I
         Unit Value at Start of Year         12.133841  8.829509 12.058116 12.549695   15.895877 12.500000
           Unit Value at End of Year         12.793206 12.133841  8.829509 12.058116   12.549695 15.895877
      Number of Units at End of Year            25,532    27,428    27,037    34,159      19,926     7,240
Strategic Growth Trust - Series I
         Unit Value at Start of Year          9.625797  7.713797 10.898344 12.500000
           Unit Value at End of Year         10.089005  9.625797  7.713797 10.898344
      Number of Units at End of Year            11,944    14,290    13,854    12,496

Units under the series of contracts were first credited under the subaccounts on November 6, 1998 except in the following instances:

Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.

Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

Capital Appreciation Trust where units were first credited on November 1, 2000.

Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.

Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

Great Companies-America where units were first credited on December 8, 2003.

Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, Core Equity, and Strategic Income where units were first credited on May 1, 2004.

All Asset Portfolio, a series PIMCO Variable Insurance Trust, where units were first credited on May 1, 2004

International Equity Index Fund, a series of the John Hancock Variable Series Trust, where units were first credited on May 3, 2004. International Index merged into the International Equity Index Fund effective immediately after the close of business on June 18, 2004.

                       STATEMENT OF ADDITIONAL INFORMATION

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                                       OF

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013 or by telephoning (877) 391-3748.

                 John Hancock Life Insurance Company of New York
                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                                 (877) 391-3748
                           www.johnhancocknewyork.com

             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..........................................    3
ACCUMULATION UNIT VALUE TABLES...........................................    3
SERVICES.................................................................    3
      Independent Registered Public Accounting Firm......................    3
      Servicing Agent....................................................    3
      Principal Underwriter..............................................    3
APPENDIX A: AUDITED FINANCIAL STATEMENTS.................................    1

GENERAL INFORMATION AND HISTORY

John Hancock Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") (formerly, The Manufacturers Life Insurance Company of New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. We are a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("JOHN HANCOCK USA") (formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of John Hancock USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of John Hancock Life Insurance Company of New York at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2004, and for each of the two years in the period ended December 31, 2004, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

            - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

            -     semimonthly commission statements;

            - monthly summaries of agent production and daily transaction reports;

            -     semiannual statements for contract owners; and

            -     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

John Hancock Distributors, LLC ("JHD LLC") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JHD LLC in 2004, 2003 and 2002 were $403,619,081, $293,120,491 and $275,138,774, respectively.
JHD LLC did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York

We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York ("the Company") as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

February 11, 2005

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                                BALANCE SHEETS

                                                               As at December 31
                                                             ----------------------
                                                                2004        2003
                                                             ----------  ----------
                                                                 ($ thousands)
Assets
Investments:
 Fixed-maturity securities available-for-sale, at fair value
   (amortized cost: 2004 -- $210,481; 2003 -- $148,170)..... $  211,834  $  153,194
 Investment in unconsolidated affiliate.....................        800         800
 Policy loans...............................................     17,960      11,109
 Short-term investments.....................................    166,497     205,970
                                                             ----------  ----------
 Total Investments..........................................    397,091     371,073
Cash and cash equivalents...................................     35,947      18,994
Accrued investment income...................................      8,895       8,612
Deferred acquisition costs..................................    191,464     132,132
Deferred sales inducements..................................     27,153      23,280
Federal income tax recoverable from affiliates..............        864         418
Other assets................................................      2,373       1,283
Due from reinsurers.........................................     10,122       6,998
Separate account assets.....................................  3,065,926   2,144,890
                                                             ----------  ----------
 Total Assets............................................... $3,739,835  $2,707,680
                                                             ==========  ==========

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                                                  As at December 31
                                                ----------------------
                                                   2004        2003
                                                ----------  ----------
                                                    ($ thousands)
Liabilities and Shareholder's Equity
Liabilities:
Policyholder liabilities and accruals........   $  433,518  $  375,934
Payable to affiliates........................        8,418       5,091
Deferred income taxes........................       30,464      15,889
Other liabilities............................       17,048      11,089
Separate account liabilities.................    3,065,926   2,144,890
                                                ----------  ----------
 Total Liabilities...........................    3,555,374   2,552,893
Shareholder's Equity:
Common stock.................................        2,000       2,000
Additional paid-in capital...................      113,306     113,306
Retained earnings............................       68,721      36,931
Accumulated other comprehensive income.......          434       2,550
                                                ----------  ----------
 Total Shareholder's Equity..................      184,461     154,787
                                                ----------  ----------
 Total Liabilities and Shareholder's Equity..   $3,739,835  $2,707,680
                                                ==========  ==========

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                             STATEMENTS OF INCOME

                                                                              For the Years Ended December 31
                                                                              -------------------------------
                                                                               2004       2003       2002
                                                                              -------    -------   ----------
                                                                                   ($ thousands)
Revenues:
Fees from separate accounts and policyholder liabilities...................   $46,271    $30,440    $24,773
Premiums...................................................................       348        487        251
Net investment income......................................................    48,965     38,973     21,020
Net realized investment gains (losses).....................................     3,015      3,067     (2,151)
                                                                              -------    -------    -------
 Total revenue.............................................................    98,599     72,967     43,893
Benefits and expenses:
Policyholder benefits and claims...........................................    26,299     20,020     15,226
Amortization of deferred acquisition costs and deferred sales inducements..     1,062      9,081     12,336
Other insurance expenses...................................................    24,313     15,815     13,725
                                                                              -------    -------    -------
 Total benefits and expenses...............................................    51,674     44,916     41,287
                                                                              -------    -------    -------
Operating income before income taxes and change in accounting principle....    46,925     28,051      2,606
                                                                              -------    -------    -------
Income tax expense.........................................................    15,422      9,024        168
                                                                              -------    -------    -------
Income after income taxes and before change in accounting principle........    31,503     19,027      2,438
Change in accounting principle.............................................       287          0          0
                                                                              -------    -------    -------
Net income.................................................................   $31,790    $19,027    $ 2,438
                                                                              =======    =======    =======

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                            Accumulated
                                       Additional              Other         Total
                                Common  Paid-in   Retained Comprehensive Shareholder's
                                Stock   Capital   Earnings Income (Loss)    Equity
                                ------ ---------- -------- ------------- -------------
                                                    ($ thousands)
Balance, January 1, 2002.....   $2,000  $ 72,706  $15,466     $   353      $ 90,525
Capital Contribution.........       --    40,600       --          --        40,600
Comprehensive income.........       --        --    2,438       2,337         4,775
                                ------  --------  -------     -------      --------
Balance, December 31, 2002...   $2,000  $113,306  $17,904     $ 2,690      $135,900
                                ======  ========  =======     =======      ========
Comprehensive income (loss)..       --        --   19,027        (140)       18,887
                                ------  --------  -------     -------      --------
Balance, December 31, 2003...   $2,000  $113,306  $36,931     $ 2,550      $154,787
                                ======  ========  =======     =======      ========
Comprehensive income (loss)..       --        --   31,790      (2,116)       29,674
                                ------  --------  -------     -------      --------
Balance, December 31, 2004...   $2,000  $113,306  $68,721     $   434      $184,461
                                ======  ========  =======     =======      ========

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                           STATEMENTS OF CASH FLOWS

                                                                      For the Years Ended December 31
                                                                      -------------------------------
                                                                         2004       2003       2002
                                                                      ---------  ---------  ---------
                                                                               ($ thousands)
Operating activities:
 Operating cash inflows:
 Premiums..........................................................   $     346  $     664  $     103
 Fee income........................................................      46,271     30,440     24,773
 Net investment income.............................................      53,280     39,044     19,763
                                                                      ---------  ---------  ---------
   Total operating cash inflows....................................      99,897     70,148     44,639
Operating cash outflows:
 Benefit payments..................................................      18,798     19,438     14,519
 Insurance expenses and taxes......................................      86,027     63,013     54,151
 Change in other assets and other liabilities......................      (9,358)    (2,342)     3,193
                                                                      ---------  ---------  ---------
   Total operating cash outflows...................................      95,467     80,109     71,863
                                                                      ---------  ---------  ---------
   Net cash provided by (used in) operating activities.............       4,430     (9,961)   (27,224)
Investing activities:
 Fixed-maturity securities sold, matured or repaid.................     111,928     96,962     43,619
 Fixed-maturity securities purchased...............................    (175,841)  (120,016)   (61,288)
 Policy loans advanced, net........................................      (6,851)    (3,783)    (3,106)
 Investment in unconsolidated affiliate............................          --         --       (600)
 Short-term investments............................................      39,437    (26,472)   (45,047)
                                                                      ---------  ---------  ---------
   Net cash used in investing activities...........................     (31,327)   (53,309)   (66,422)
Financing activities:
 Net reinsurance consideration.....................................      (3,124)       570     (3,414)
 Increase (decrease) in account balances subject to reinsurance....       3,124       (570)     3,414
 Deposits and interest credited to policyholder account balances...     112,541    137,285    188,849
 Net transfers to separate accounts from policyholders funds.......     (24,456)   (18,172)  (114,520)
 Return of policyholder funds......................................     (44,235)   (35,173)   (22,287)
 Capital contribution..............................................          --         --     40,600
                                                                      ---------  ---------  ---------
 Net cash provided by financing activities.........................      43,850     83,940     92,642
 Increase (decrease) in cash and cash equivalents during the year..      16,953     20,670     (1,004)
                                                                      ---------  ---------  ---------
Cash and cash equivalents at beginning of year.....................      18,994     (1,676)      (672)
                                                                      ---------  ---------  ---------
Balance, end of year...............................................   $  35,947  $  18,994  $  (1,676)
                                                                      =========  =========  =========

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                                                                                      For the Years Ended December 31
                                                                                      -------------------------------
                                                                                        2004        2003      2002
                                                                                      --------    --------  ---------
                                                                                               ($ thousands)
Reconciliation of net income to net cash provided by (used in) operating activities:
 Net income.........................................................................  $ 31,790    $ 19,027  $  2,438
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
   Change in accounting principle...................................................      (287)         --        --
   Realized (gains) losses and provisions...........................................    (3,015)     (3,067)    2,151
   Due from reinsurers..............................................................    (3,124)        570    (3,414)
   Policyholder liabilities.........................................................    12,227        (238)    1,813
   Deferred acquisition costs capitalization........................................   (55,894)    (41,751)  (40,488)
   Deferred acquisition costs amortization..........................................      (962)      7,876    12,336
   Deferred sales inducements capitalization........................................    (5,958)     (4,890)       --
   Deferred sales inducements amortization..........................................     2,024       1,205        --
   Deferred tax provision...........................................................    15,560       8,467       230
   Change in other assets and other liabilities.....................................     9,358       2,342    (3,193)
   Other, net.......................................................................     2,711         498       903
                                                                                      --------    --------  --------
 Net cash provided by (used in) operating activities................................  $  4,430    $ (9,961) $(27,224)
                                                                                      ========    ========  ========

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2004

                           (in thousands of dollars)

1. Organization

The Manufacturers Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department (the "Department") granted the Company a license to operate on July 22, 1992. Effective January 1, 2002, the Company became a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"). Prior to this, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America. ManUSA is an indirect wholly owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI in turn is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."

As a result of the merger between Manulife Financial and John Hancock Financial Services Inc., the Company will change its name to John Hancock Life Insurance Company of New York effective January 1, 2005.

The Company mainly offers and issues individual and group annuity contracts. More recently, it has begun to offer and issue more individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the Manufacturers Investment Trust ("MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

Manufacturers Securities Services, LLC ("MSS"), an affiliate of the Company, is the investment advisor to MIT. On October 1, 2002, ManUSA exchanged a 30% ownership interest in MSS for one common share of the Company. The end result is that the Company has a 40% ownership interest in MSS at December 31, 2004 that amounts to $800 and is accounted for using the equity method.

2. Significant Accounting Policies

a) Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with United States generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

2. Significant Accounting Policies -- (continued)

b) Investments

The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred acquisition costs and deferred taxes. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed securities included in the fixed-maturity securities, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

Policy loans are reported at aggregate unpaid balances, which approximate fair value.

Short-term investments, which include investments with maturities of less than one year and greater than 90 days as at the date of acquisition, are reported at fair value with changes recorded through unrealized gains (losses).

c) Cash Equivalents

The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

d) Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual annuity products. Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contract's expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

2. Significant Accounting Policies -- (continued)

e) Policyholder Liabilities and Accruals

For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

f) Separate Accounts

Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to variable annuity and variable life contracts as well as for group pension business, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at fair value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

g) Revenue Recognition

Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discounts, where applicable.

h) Policyholder Benefits and Claims

Benefits for variable annuity and variable life contracts, for universal life insurance contracts and for investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

i) Income Taxes

Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards 109 ("SFAS 109"), "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of the deferred tax asset is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realized.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

2. Significant Accounting Policies -- (continued)

j) Cumulative Effect of Accounting Changes

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP03-1). SOP03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP03-1 was effective for the Company's financial statements on January 1, 2004.

These financial statements reflect adoption of SOP03-1 as of January 1, 2004 and resulted in the following adjustments:

Assets
 Increase in deferred acquisition costs............  $1,948
Liabilities
 Increase in policyholder liabilities & accruals...   1,507
 Increase in deferred income taxes.................     154
                                                     ------
Net Income.........................................  $  287
                                                     ======

k) Reclassifications

Certain 2003 balances have been reclassified to conform to the 2004 presentation.

3. Investments and Investment Income

a) Fixed-Maturity Securities

At December 31, 2004 and 2003, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                           Gross         Gross
                                         Amortized      Unrealized    Unrealized         Fair
                                           Cost            Gains        Losses           Value
                                     ----------------- ------------- ------------  -----------------
                                       2004     2003    2004   2003   2004   2003    2004     2003
                                     -------- -------- ------ ------ -----  -----  -------- --------
                                                              ($ thousands)
As at December 31
U.S. government...................   $ 64,069 $ 21,688 $1,201 $  653 $(419) $(202) $ 64,851 $ 22,139
Corporate securities..............    135,024  110,931    923  4,566  (430)  (217)  135,517  115,280
Mortgage-backed securities........         --    1,523     --     46    --     --        --    1,569
Foreign governments...............     11,388   14,028     95    182   (17)    (4)   11,466   14,206
                                     -------- -------- ------ ------ -----  -----  -------- --------
 Total fixed-maturity securities..   $210,481 $148,170 $2,219 $5,447 $(866) $(423) $211,834 $153,194
                                     ======== ======== ====== ====== =====  =====  ======== ========

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

3. Investments and Investment Income -- (continued)

Proceeds from sales of fixed-maturity securities during 2004 were $58,924 (2003 $67,912; 2002 $20,469). Gross gains of $3,380 and gross losses of $365 were realized on those sales (gross gains and losses were $3,470 and $452 for 2003 and $483 and $202 for 2002, respectively).

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances include
(1) the length of time the fair value has been below cost; (2) the financial position of the issuer; (3) the Company's ability and intent to hold the security to maturity or until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and market value would be charged to operations.

At December 31, 2004, there are 50 fixed maturity securities that have a gross unrealized loss of $866. These securities have a fair value of $138,314 at December 31, 2004. The amount of unrealized losses related to fixed maturity securities in an unrealized loss position for greater than twelve months was $85 on six securities with a fair value of $10,004 at December 31, 2004. The Company has the ability and intent to hold these debt securities until they recover or mature. The contractual maturities of fixed-maturity securities at December 31, 2004 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Also, corporate requirements and investment strategies may result in the sale of investments before maturity.

                                    Amortized  Fair
                                      Cost     Value
                                    --------- --------
                                      ($ thousands)
Fixed-maturity securities
One year or less..................  $102,849  $102,671
Greater than 1; up to 5 years.....    72,620    73,245
Greater than 5; up to 10 years....    20,351    20,632
Due after 10 years................    14,661    15,286
                                    --------  --------
 Total fixed-maturity securities..  $210,481  $211,834
                                    ========  ========

Fixed-maturity securities with a fair value of $479 and $462 at December 31, 2004 and 2003, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

b) Investment Income

Income by type of investment was as follows:

                              For the Years Ended December 31
                              ------------------------------
                                2004       2003       2002
                               -------    -------   -------
                                    ($ thousands)
Fixed-maturity securities..   $ 5,594    $ 6,100    $ 5,863
Other invested assets......    40,759     30,124     11,493
Short-term investments.....     2,953      3,046      3,860
                              -------    -------    -------
Gross investment income....    49,306     39,270     21,216
                              -------    -------    -------
Investment expenses........      (341)      (297)      (196)
                              -------    -------    -------
 Net investment income.....   $48,965    $38,973    $21,020
                              =======    =======    =======

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

3. Investments and Investment Income -- (continued)

The Company includes income earned from its investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $39,907, $29,471, and $11,102 for the years ended December 31, 2004, 2003, and 2002, respectively.

4. Comprehensive Income

Total comprehensive income was as follows:

                                                                                    For the Years Ended December 31
                                                                                    -------------------------------
                                                                                      2004       2003        2002
                                                                                    -------    -------    ---------
                                                                                            ($ thousands)
Net income........................................................................  $31,790    $19,027    $ 2,438
Other comprehensive income, net of tax:
 Unrealized holding gains (losses) arising during the year........................   (1,240)     1,854        939
 Less:
 Reclassification adjustment for realized (losses) gains included in net income...      876      1,994     (1,398)
                                                                                    -------    -------    -------
Other comprehensive income (loss).................................................   (2,116)      (140)     2,337
                                                                                    -------    -------    -------
Comprehensive income..............................................................  $29,674    $18,887    $ 4,775
                                                                                    =======    =======    =======

Other comprehensive income is reported net of income tax (benefit) expense of $(1,139), $(75) and $1,259 for 2004, 2003 and 2002, respectively.

5. Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

The components of the change in DAC were as follows:

                                                                    For the Years Ended
                                                                       December 31
                                                                    -----------------
                                                                      2004      2003
                                                                    --------  --------
                                                                      ($ thousands)
Balance at January 1.............................................   $132,132  $ 96,042
Change in accounting principle...................................      1,948        --
Capitalization...................................................     55,894    41,751
Amortization.....................................................        962    (7,876)
Effect of net unrealized gains on securities available-for-sale..        528     2,215
                                                                    --------  --------
Balance at December 31...........................................   $191,464  $132,132
                                                                    ========  ========

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

5. Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI") -- (continued)

The components of the change in DSI were as follows:

                                                                    For the Years Ended
                                                                        December 31
                                                                    -------------------
                                                                      2004      2003
                                                                    -------   ---------
                                                                      ($ thousands)
Balance at January 1.............................................   $23,280   $19,121
Capitalization...................................................     5,958     4,890
Amortization.....................................................    (2,024)   (1,205)
Effect of net unrealized gains on securities available-for-sale..       (61)      474
                                                                    -------   -------
Balance at December 31...........................................   $27,153   $23,280
                                                                    =======   =======

6. Income Taxes

The components of income tax expense (benefit) were as follows:

                               For the Years Ended December 31
                               -------------------------------
                                 2004       2003        2002
                               -------     ------      ------
                                   ($ thousands)
Current expense (benefit)...   $  (138)    $  220      $ (62)
Deferred expense............    15,560      8,804        230
                               -------     ------      -----
Total Expense...............   $15,422     $9,024      $ 168
                               =======     ======      =====

Total expenses differ from the statutory rate due principally to the dividends received deduction. The tax benefit resulting from the dividends received deduction was $1,019, $800, and $759 for the years ended December 31, 2004, 2003 and 2002, respectively.

Components of the Company's net deferred tax liability were as follows:

                                                       As at December 31
                                                      ------------------
                                                        2004      2003
                                                      --------  --------
                                                         ($ thousands)
Deferred tax assets:
Reserves...........................................   $ 13,920  $  7,236
Net operating loss carryforwards...................      5,172    13,741
Investments........................................         --       881
                                                      --------  --------
 Deferred tax assets...............................     19,092    21,858
                                                      --------  --------
Deferred tax liabilities:
Deferred acquisition costs.........................    (46,134)  (32,514)
Unrealized gains on securities available-for-sale..       (364)   (1,373)
Other..............................................     (3,058)   (3,860)
                                                      --------  --------
 Deferred tax liabilities..........................    (49,556)  (37,747)
                                                      --------  --------
 Net deferred tax liability........................   $(30,464) $(15,889)
                                                      ========  ========

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

6. Income Taxes -- (continued)

The Company will file a separate federal and State of New York income tax return. Prior to 2002, the Company filed a consolidated tax return with the Manufacturers Life Insurance Company of North America. A tax sharing agreement set forth the manner in which each company's provision (benefit) was computed as if it filed a separate tax return. The tax charge to each of the respective companies was not more than that company would have paid on a separate return basis.

The Company paid an installment of $308 for 2004 and $153 for 2003. For 2002, the Company received a refund of $1,009.

At December 31, 2004, the Company has operating loss carryforwards of $14,778 that begin to expire in 2017. The Company believes that it will realize the full benefit of its deferred tax assets.

7. Shareholder's Equity

The Company has one class of common stock:

                                           As at December 31
                                           -----------------
                                            2004     2003
                                            ------   ------
                                           ($ thousands)
Authorized:
 3,000,000 Common shares, par value $1..       --       --
Issued and outstanding:
 2,000,001 Common shares................   $2,000   $2,000

By a certificate of amendment dated September 19, 2002 and approved by the New York Superintendent of Insurance on September 23, 2002, the Company amended its charter to increase the number of authorized shares of capital stock from 2 million at one dollar par value to 3 million at one dollar par value.

On July 31, 2002 and by resolution of the Executive Committee of ManUSA's Board of Directors dated July 25, 2002, ManUSA contributed $40,000 in capital to the Company

The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net statutory gain from operations. The aggregate statutory capital and surplus of the Company at December 31, 2004 was $50,980 (2003, $52,155). The aggregate statutory net income of the Company for the year ended 2004 was $20,629 (2003, $2,401; net loss for 2002, $25,919, respectively). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP followed by stock life insurance companies in the United States. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves. NAIC statutory reserving guidelines and/or interpretations of those guidelines may change in the future. Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

8. Reinsurance

At December 31, 2004, the Company had treaties with nineteen reinsurers, seventeen unaffiliated and two affiliated. The per policy life risk retained by the Company is 10% of a policy, up to a maximum of $100. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. In 2004, there were three recoveries under these agreements totaling a recovery of $4,768 on $4,850 of death claims; of which a recovery of $200 on a $3,000 death claim related to an affiliated reinsurer.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

8. Reinsurance -- (continued)

At December 31, 2004, the Company had deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $3,492 and $1,541 in reinsurance premiums for the years ended December 31, 2004 and 2003, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

9. Related Party Transactions

The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Pursuant to an administrative services agreement effective for 2001 and beyond, all intercompany services, except for investment services, are billed through ManUSA to the Company. Prior to 2001, such services were billed directly by MLI. Pursuant to an investment services agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2004, 2003, and 2002, the Company was billed administrative and investment service expenses of $23,450, $21,860 and $18,380, respectively, from the MLI group of affiliated companies. At December 31, 2004 and 2003, the Company had a net liability to the MLI group of affiliated companies of $7,301 and $4,246 respectively, for services provided.

Effective January 1, 2002, Manulife Financial Services, LLC, a wholly owned subsidiary of ManUSA, became the exclusive distributor of all contracts issued by the Company. Prior to 2002, MSS was the exclusive distributor. For the years ended December 31, 2004, 2003, and 2002, the Company was billed underwriting commissions of $53,748, $38,351 and $27,615 respectively. The Company had a net liability for services provided of $1,117 and $845 at December 31, 2004 and 2003, respectively. In addition, the Company had a receivable from MSS relating to distributions of $3,677 and $2,940, which was included in accrued investment income at December 31, 2004 and 2003, respectively.

10. Employee Benefits

a) Retirement Plan

The Company participates in a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"), which is sponsored by the Company's parent ManUSA. Effective January 1, 2002, Manulife Wood Logan employees commenced earning a benefit under the Plan. Effective July 1, 2002, the Wood Logan Associates, Inc. Pension Plan, which was frozen as of December 31, 2001, was merged into the Plan.

The Plan provides benefits to participants who have three years of vesting service with the Company. Such benefits are a function of the length of service with the Company as well as the final average earnings of the plan participant. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available, including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for plan participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

10. Employee Benefits -- (continued)

Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity yields plus 0.25%, but no less than 5.25% per year.

Actuarial valuations of projected plan benefit obligations are based on projected salaries, an assumed discount rate, best estimates of investment yields on plan assets, mortality of plan participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are accounted for by the plan sponsor in the current period. Vested benefits are fully funded. Experience gains and losses outside of a corridor are amortized into the income of the sponsor over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

At December 31, 2004, the projected and accumulated benefit obligation to the participants of the Plan was $78,272 (2003, $76,403), and $69,166 (2003,
$67,247), respectively, which was based on an assumed interest rate of 5.75% (2003, 6.00%). The fair value of the Plan assets totaled $73,990 (2003, $70,643).

b) 401(k) Plan

The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The costs associated with the Plan were charged to the Company and were not material.

c) Postretirement Benefit Plan

In addition to the above plans, the Company participates in a postretirement benefit plan that is sponsored by ManUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. It provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement, with a maximum of $150. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

The postretirement benefit cost, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains/losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor ManUSA. This plan is unfunded.

Retirees who retired prior to July 1, 2001, or active participants who had attained age 50 and had completed 10 years of service with the Company as of July 1, 2001, were grandfathered and can elect to benefit from either the current plan or the prior plan at retirement.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

11. Fair Value of Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                                  2004                  2003
                                          --------------------- ---------------------
                                           Carrying    Fair      Carrying    Fair
                                            Value      Value      Value      Value
                                          ---------- ---------- ---------- ----------
Assets:
Fixed-maturity securities..............   $  211,834 $  211,834 $  153,194 $  153,194
Policy loans...........................       17,960     17,960     11,109     11,109
Short-term investments.................      166,497    166,497    205,970    205,970
Cash...................................       35,947     35,947     18,994     18,994
Separate account assets................    3,065,926  3,065,926  2,144,890  2,144,890
Liabilities:
Policyholder liabilities and accruals..   $  433,518    409,386 $  375,934 $  357,787
Separate account liabilities...........    3,065,926  3,065,926  2,144,890  2,144,890

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

Fixed-Maturity Securities: Fair values for fixed-maturity securities were obtained from an independent pricing service.

Policy Loans: Carrying values approximate fair values.

Short-Term Investments and Cash: Carrying values approximate fair values.

Separate Account Assets and Liabilities: The carrying values in the balance sheet for separate account assets and liabilities approximate their fair values.

Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk are estimated to be the net cash surrender value or the cost the Company would incur to extinguish the liability.

12. Leases

The Company leases office space under various operating lease agreements, which will expire in August of 2005. For the years ended December 31, 2004, 2003 and 2002, the Company incurred rent expense of $160, $244 and $282, respectively.

The minimum lease payments associated with the office space under the operating lease agreements are as follows:

           Minimum Lease
Year ended   Payments
---------- -------------
  2005....      $95
                ---
  Total...      $95
                ===

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

13. Capital Maintenance Agreement

Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

14. Contingencies

The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

15. Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees (variable contracts with guarantees) which are discussed more fully below.

During 2004 and 2003, there were losses on transfers of assets from the general account to the separate accounts of $0.2 million. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's Statements of Income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's Statements of Income.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals, or
(b) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Business issued after December 31, 2002 has a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship.

Variable annuity policyholders can also elect guarantees that provide either a minimum benefit payable in the event of death or annuitization or a minimum partial withdrawal amount during the accumulation period.

Reinsurance has been utilized to mitigate risk related to guaranteed minimum death benefits and guaranteed minimum income benefits.

The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed on the following page are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. The tables below show the net amount at risk both gross and net of reinsurance for the following variable contracts with guarantees at December 31, 2004 and 2003 (all dollar amounts are in units of $1 million).

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

15. Certain Separate Accounts -- (continued)

                                                                     December 31, December 31,
                                                                         2004         2003
                                                                     ------------ ------------
Return of net deposits
 Account value......................................................   $  232.7     $  124.5
 Net amount at risk -- gross........................................        2.0          1.5
 Net amount at risk -- net..........................................        0.6          0.5
Highest anniversary account value minus withdrawals post-anniversary
 Account value......................................................   $2,196.7     $1,698.1
 Net amount at risk -- gross........................................      164.4        219.2
 Net amount at risk -- net..........................................       49.2         65.7
Guaranteed Minimum Income Benefit
 Account value......................................................   $  696.7     $  408.9
 Net amount at risk -- gross........................................        1.0          0.3
 Net amount at risk -- net..........................................        0.0          0.0
Guaranteed Minimum Withdrawal Benefit
 Account value......................................................   $  224.1     $    0.0
 Net amount at risk -- gross........................................        0.0          0.0
 Net amount at risk -- net..........................................        0.0          0.0

For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (in units of $1 million), as of December 31, 2004 and December 31, 2003, respectively:

                                                                 December 31, December 31,
Asset Class          Index                                           2004         2003
-----------          -----                                       ------------ ------------
Large Cap Equity     S&P 500                                       $  750.8     $  550.0
High Quality Bond    Ibbottson US Intermediate Term Gov't Bond        271.8        263.2
High Yield Bond      Ibbottson Domestic High Yield Bond                62.0         62.9
Balanced             60% Large Cap Equity, 40% High Quality Bond      663.3        351.9
Small Cap Equity     Ibbottson US Small Cap Stock                     244.7        191.4
International Equity MSCI EAFE                                         71.0         50.6
Global Equity        MSCI World                                        35.0         29.1
Real Estate          NAREIT                                            23.7         15.0
                                                                   --------     --------
                     Total                                         $2,122.3     $1,514.1
                                                                   ========     ========

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

15. Certain Separate Accounts -- (continued)

The following table summarizes the gross reserves and ceded assets for guarantees on variable contracts reflected in the general account (in units of $1 million), as of December 31, 2004:

                                                   Guaranteed Guaranteed
                                      Guaranteed    Minimum    Minimum
                                        Minimum      Income   Withdrawal
                                     Death Benefit  Benefit    Benefit
                                        (GMDB)       (GMIB)     (GMWB)   Totals
                                     ------------- ---------- ---------- ------
Balance at January 1, 2004........       $ 2.6        $0.2       N/A     $ 2.8
Incurred guarantee benefits.......         2.0         0.0       N/A       2.0
Other reserve changes.............         5.6         1.3       N/A       6.9
                                         -----        ----               -----
Balance at December 31, 2004......         6.2         1.5       N/A       7.7
Reinsurance recoverable...........        (3.8)        0.0       N/A      (3.8)
                                         -----        ----               -----
Net balance at December 31, 2004..       $ 2.4        $1.5       N/A     $ 3.9
                                         =====        ====               =====

The gross reserve and ceded asset for GMDB and the gross reserve for GMIB are determined using SOP 03-1. The gross reserve for GMWB and the ceded asset for GMIB are determined according to FAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

  - Data used included 1,000 stochastically generated investment performance scenarios. For FAS 133 purposes, risk neutral scenarios have been used

  - Mean return and volatility assumptions have been determined for each of the asset classes noted above.

  -   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

  - Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

  -   Partial withdrawal rates are approximately 4% per year.

  - The discount rate is 7.0% in the SOP 03-1 calculations and 4.8% for FAS 133 calculations.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York Separate Account A

Years ended December 31, 2004 and 2003

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Auditors.............................................................   1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity............................................   4
Statements of Operations and Changes in Contract Owners' Equity............................   9
Notes to Financial Statements..............................................................  82

                r ERNST & YOUNG LLP                  r Phone:  (860) 247-3100
                  Goodwin Square                         www.ey.com
                  225 Asylum Street
                  Hartford, Connecticut 06103

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
   New York Separate Account A

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A (the Account, comprising, respectively, the Strategic Opportunities -- Class A, Strategic Opportunities -- Class B, Investment Quality Bond -- Class A, Investment Quality Bond -- Class B, Growth & Income -- Class A, Growth & Income -- Class B, Blue Chip Growth -- Class A, Blue Chip Growth -- Class B, Money Market -- Class A, Money Market -- Class B, Global Equity -- Class A, Global Equity -- Class B, Global Bond -- Class A, Global Bond -- Class B, U.S. Government Securities -- Class A, U.S. Government Securities -- Class B, Diversified Bond -- Class A, Diversified Bond -- Class B, Income & Value -- Class A, Income & Value -- Class B, Large Cap Growth -- Class A, Large Cap Growth -- Class B, Equity-Income -- Class A, Equity-Income -- Class B, Strategic Bond -- Class A, Strategic Bond -- Class B, Overseas -- Class A, Overseas -- Class B, All Cap Core -- Class A, All Cap Core -- Class B, All Cap Growth -- Class A, All Cap Growth -- Class B, International Small Cap -- Class A, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class A, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class A, Science & Technology -- Class B, Emerging Small Company -- Class A, Emerging Small Company -- Class B, Aggressive Growth -- Class A, Aggressive Growth -- Class B, International Stock -- Class A, International Stock -- Class B, US Large Cap Value -- Class A, US Large Cap Value -- Class B, Value -- Class A, Value -- Class B, Real Estate Securities -- Class A, Real Estate Securities -- Class B, Income & Value -- Class A, Income & Value -- Class B, High Yield -- Class A, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class A, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class A, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class A, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class A, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class A, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class A, Small Company Value -- Class B, International Value -- Class A, International Value -- Class B, Small Company Blend -- Class A, Small Company Blend -- Class B, Total Return -- Class A, Total Return -- Class B, U.S. Large Cap -- Class A, U.S. Large Cap -- Class B, Mid Cap Stock -- Class A, Mid Cap Stock -- Class B, Global Allocation -- Class A, Global Allocation -- Class B, Dynamic Growth -- Class A, Dynamic Growth -- Class B, Internet Technologies -- Class A, Internet Technologies -- Class B, SSGA International Equity Index -- Class A, SSGA International Equity Index -- Class B, Total Stock Market Index -- Class A, Total Stock Market Index -- Class B, 500 Index -- Class A, 500 Index -- Class B, Mid Cap Index -- Class A, Mid Cap Index -- Class B, Small Cap Index -- Class A, Small Cap Index -- Class B, Capital Appreciation -- Class A, Capital Appreciation -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Health Sciences -- Class A, Health Sciences -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, Financial Services -- Class A, Financial Services -- Class B, Quantitative Mid Cap -- Class A, Quantitative Mid Cap -- Class B, Strategic Growth -- Class A, Strategic

                    A Member Practice of Ernst & Young Global
                                 r ERNST & YOUNG LLP

Growth -- Class B, All Cap Value -- Class A, All Cap Value -- Class B, Strategic Value -- Class A, Strategic Value -- Class B, Utilities -- Class A, Utilities -- Class B, Mid Cap Value -- Class A, Mid Cap Value -- Class B, Fundamental Value -- Class A, Fundamental Value -- Class B, Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth-Income -- Class B, Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Fixed Income -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B and Invesco Utilities -- Class B sub-accounts, American Century -- Small Company, PIMCO VIT All Asset Portfolio, Core Equity, Classic Value, Quantitative Value, US Global Leaders Growth, Strategic Income, John Hancock VST Int'l Eq Index A Share, John Hancock VST Int'l Eq Index B Share, Scudder Conservative Income Strategy, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, Scudder Growth Strategy, Scudder Templeton Foreign Value, Scudder Mercury Large Cap Core), as of December 31, 2004, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                                  r ERNST & YOUNG LLP

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2004, and the results of their operations and changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                    [ERNST & YOUNG LLP]

March 25, 2004

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2004

ASSETS
  Investments at market value:
    Sub-accounts held by Manufacturers Investment Trust:
      Strategic Opportunities Portfolio -- Class A-- 3,031,173 shares (cost $47,913,207)                  $ 33,130,721
      Strategic Opportunities Portfolio -- Class B--146,242 shares (cost $1,341,307)                         1,595,505
      Investment Quality Bond Portfolio -- Class A-- 1,372,093 shares (cost $16,462,458)                    17,027,672
      Investment Quality Bond Portfolio -- Class B-- 584,646 shares (cost $7,204,505)                        7,232,071
      Growth & Income Portfolio -- Class A-- 4,123,977 shares (cost $109,365,009)                           95,140,153
      Growth & Income Portfolio -- Class B-- 712,680 shares (cost $14,044,532)                              16,363,138
      Blue Chip Growth Portfolio -- Class A-- 3,555,673 shares (cost $63,285,799)                           59,948,648
      Blue Chip Growth Portfolio -- Class B-- 935,763 shares (cost $13,446,127)                             15,702,111
      Money Market Portfolio -- Class A-- 2,983,715 shares (cost $29,837,155)                               29,837,155
      Money Market Portfolio -- Class B-- 1,953,635 shares (cost $19,536,353)                               19,536,353
      Global Equity Portfolio -- Class A-- 1,766,988 shares (cost $27,685,403)                              26,133,749
      Global Equity Portfolio -- Class B-- 154,166 shares (cost $1,908,260)                                  2,270,871
      Global Bond Portfolio -- Class A-- 446,450 shares (cost $6,347,196)                                    7,259,280
      Global Bond Portfolio -- Class B-- 500,795 shares (cost $7,401,520)                                    8,102,863
      U.S. Government Securities Portfolio -- Class A-- 2,030,110 shares (cost $28,103,780)                 28,279,437
      U.S. Government Securities Portfolio -- Class B-- 1,063,149 shares (cost $14,616,559)                 14,756,508
      Diversified Bond Portfolio -- Class A-- 1,091,462 shares (cost $11,437,940)                           11,787,786
      Diversified Bond Portfolio -- Class B-- 2,333,803 shares (cost $24,853,229)                           25,111,725
      Income & Value Portfolio -- Class A-- 2,302,852 shares (cost $23,779,637)                             25,308,338
      Income & Value Portfolio -- Class B-- 913,676 shares (cost $8,815,683)                                 9,986,479
      Large Cap Growth Portfolio -- Class A-- 1,888,704 shares (cost $19,480,974)                           19,019,244
      Large Cap Growth Portfolio -- Class B-- 1,343,654 shares (cost $11,511,471)                           13,476,854
      Equity-Income Portfolio -- Class A-- 4,355,157 shares (cost $65,294,565)                              74,211,877
      Equity-Income Portfolio -- Class B-- 1,604,187 shares (cost $22,718,449)                              27,207,018
      Strategic Bond Portfolio -- Class A-- 1,724,247 shares (cost $18,664,652)                             20,777,180
      Strategic Bond Portfolio -- Class B-- 754,090 shares (cost $8,642,231)                                 9,034,003
      Overseas Portfolio -- Class A-- 1,111,922 shares (cost $9,843,802)                                    11,853,086
      Overseas Portfolio -- Class B-- 306,954 shares (cost $2,820,637)                                       3,259,848
      All Cap Core Portfolio -- Class A-- 776,877 shares (cost $14,351,623)                                 12,344,576
      All Cap Core Portfolio -- Class B-- 49,916 shares (cost $638,628)                                        790,164
      All Cap Growth Portfolio -- Class A-- 1,447,558 shares (cost $25,048,879)                             22,220,009
      All Cap Growth Portfolio -- Class B-- 340,697 shares (cost $4,468,725)                                 5,205,845
      International Small Cap Portfolio -- Class A-- 447,353 shares (cost $5,962,860)                        7,886,837
      International Small Cap Portfolio -- Class B-- 250,276 shares (cost $3,692,493)                        4,399,856
      Pacific Rim Emerging Markets Portfolio -- Class A-- 295,292 shares (cost $2,303,658)                   2,805,270
      Pacific Rim Emerging Markets Portfolio -- Class B-- 218,521 shares (cost $1,828,172)                   2,069,395
      Science & Technology Portfolio -- Class A-- 1,727,583 shares (cost $27,751,563)                       19,919,028
      Science & Technology Portfolio -- Class B-- 660,748 shares (cost $7,132,929)                           7,605,208
      Emerging Small Company Portfolio -- Class A-- 279,340 shares (cost $7,653,846)                         8,031,033
      Emerging Small Company Portfolio -- Class B-- 181,047 shares (cost $4,385,407)                         5,183,383
      Aggressive Growth Portfolio -- Class A-- 775,171 shares (cost $9,457,619)                             11,247,731
      Aggressive Growth Portfolio -- Class B-- 370,141 shares (cost $4,760,977)                              5,355,944
      International Stock Portfolio -- Class A-- 375,273 shares (cost $3,653,894)                            4,169,287
      International Stock Portfolio -- Class B-- 112,599 shares (cost $954,879)                              1,247,601

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
      Value Portfolio -- Class A-- 629,504 shares (cost $10,055,955)                                        $ 12,319,402
      Value Portfolio -- Class B-- 162,628 shares (cost $2,602,168)                                            3,171,245
      Real Estate Securities Portfolio -- Class A-- 355,304 shares (cost $6,521,524)                           9,525,697
      Real Estate Securities Portfolio -- Class B-- 374,480 shares (cost $7,647,712)                           9,994,862
      High Yield Portfolio -- Class A--  1,224,991 shares (cost $11,687,519)                                  12,874,655
      High Yield Portfolio -- Class B--  1,443,376 shares (cost $14,168,849)                                  15,083,279
      Lifestyle Aggressive 1000 Portfolio -- Class A-- 479,877 shares (cost $5,125,410)                        6,041,648
      Lifestyle Aggressive 1000 Portfolio -- Class B-- 3,688,057 shares (cost $38,655,667)                    46,432,639
      Lifestyle Growth 820 Portfolio -- Class A-- 2,499,230 shares (cost $29,507,293)                         33,489,683
      Lifestyle Growth 820 Portfolio -- Class B-- 12,188,070 shares (cost $143,084,652)                      163,198,256
      Lifestyle Balanced 640 Portfolio -- Class A-- 4,115,464 shares (cost $49,214,394)                       56,752,243
      Lifestyle Balanced 640 Portfolio -- Class B-- 12,417,287 shares (cost $150,382,821)                    171,110,219
      Lifestyle Moderate 460 Portfolio -- Class A-- 2,040,288 shares (cost $24,695,240)                       28,155,971
      Lifestyle Moderate 460 Portfolio -- Class B-- 4,655,430 shares (cost $58,935,428)                       64,244,940
      Lifestyle Conservative 280 Portfolio -- Class A-- 1,134,420 shares (cost $14,657,598)                   16,108,768
      Lifestyle Conservative 280 Portfolio -- Class B-- 2,288,473 shares (cost $30,606,027)                   32,473,433
      Small Company Value Portfolio -- Class A-- 700,500 shares (cost $10,469,950)                            14,822,584
      Small Company Value Portfolio -- Class B-- 903,790 shares (cost $14,746,699)                            19,051,889
      International Value Portfolio -- Class A-- 456,837 shares (cost $5,072,029)                              6,761,184
      International Value Portfolio -- Class B-- 895,083 shares (cost $9,836,483)                             13,193,524
      Small Company Blend Portfolio -- Class A-- 380,189 shares (cost $3,916,249)                              4,645,912
      Small Company Blend Portfolio -- Class B-- 531,967 shares (cost $5,553,607)                              6,479,353
      Total Return Portfolio -- Class A-- 2,795,108 shares (cost $39,096,455)                                 39,606,678
      Total Return Portfolio -- Class B-- 2,587,534 shares (cost $36,304,111)                                 36,510,111
      U.S. Large Cap Portfolio -- Class A-- 1,317,476 shares (cost $15,923,750)                               18,444,664
      U.S. Large Cap Portfolio -- Class B-- 1,099,613 shares (cost $12,349,425)                               15,306,610
      Mid Cap Stock Portfolio -- Class A-- 613,273 shares (cost $6,431,034)                                    8,665,541
      Mid Cap Stock Portfolio -- Class B-- 899,412 shares (cost $10,267,745)                                  12,645,731
      Global Allocation Portfolio -- Class A-- 263,649 shares (cost $2,598,625)                                2,852,686
      Global Allocation Portfolio -- Class B-- 358,413 shares (cost $3,379,747)                                3,863,687
      Dynamic Growth Portfolio -- Class A-- 1,083,176 shares (cost $4,151,747)                                 5,242,572
      Dynamic Growth Portfolio -- Class B-- 630,749 shares (cost $2,439,447)                                   3,046,515
      Total Stock Market Index Portfolio -- Class A-- 171,636 shares (cost $1,524,224)                         1,898,297
      Total Stock Market Index Portfolio -- Class B-- 593,451 shares (cost $5,706,594)                         6,539,825
      500 Index Portfolio -- Class A-- 1,221,863 shares (cost $10,841,311)                                    12,853,998
      500 Index Portfolio -- Class B-- 1,793,058 shares (cost $16,333,652)                                    18,755,386
      Mid Cap Index Portfolio -- Class A-- 131,140 shares (cost $1,693,140)                                    2,200,532
      Mid Cap Index Portfolio -- Class B-- 377,280 shares (cost $5,250,269)                                    6,308,116
      Small Cap Index Portfolio -- Class A-- 130,909 shares (cost $1,691,518)                                  1,959,714
      Small Cap Index Portfolio -- Class B-- 424,058 shares (cost $5,446,300)                                  6,322,703
      Capital Appreciation Portfolio -- Class A-- 157,769 shares (cost $1,194,205)                             1,386,792
      Capital Appreciation Portfolio -- Class B-- 317,156 shares (cost $2,344,175)                             2,778,291
      Health Sciences Portfolio -- Class A-- 281,394 shares (cost $3,581,156)                                  4,344,726
      Health Sciences Portfolio -- Class B-- 450,672 shares (cost $5,987,178)                                  6,926,834

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
      Financial Services Portfolio -- Class A-- 186,045 shares (cost $2,079,514)                             $ 2,604,626
      Financial Services Portfolio -- Class B-- 300,689 shares (cost $3,610,851)                               4,188,601
      Quantitative Mid Cap Portfolio -- Class A-- 130,504 shares (cost $1,431,173)                             1,686,113
      Quantitative Mid Cap Portfolio -- Class B-- 100,071 shares (cost $1,067,299)                             1,285,908
      Strategic Growth Portfolio -- Class A-- 176,698 shares (cost $1,622,917)                                 1,894,200
      Strategic Growth Portfolio -- Class B-- 376,395 shares (cost $3,416,172)                                 4,016,129
      All Cap Value Portfolio -- Class A-- 231,810 shares (cost $2,625,422)                                    3,370,519
      All Cap Value Portfolio -- Class B-- 557,917 shares (cost $6,636,585)                                    8,078,643
      Strategic Value Portfolio -- Class A-- 145,708 shares (cost $1,375,451)                                  1,717,902
      Strategic Value Portfolio -- Class B-- 339,068 shares (cost $3,302,486)                                  3,980,664
      Utilities Portfolio -- Class A-- 287,108 shares (cost $2,720,245)                                        3,468,267
      Utilities Portfolio -- Class B-- 257,919 shares (cost $2,522,499)                                        3,100,182
      Mid Cap Value Portfolio -- Class A-- 646,195 shares (cost $8,747,860)                                   11,721,975
      Mid Cap Value Portfolio -- Class B-- 1,206,219 shares (cost $16,511,972)                                21,808,440
      Fundamental Value Portfolio -- Class A-- 688,795 shares (cost $7,726,530)                                9,739,559
      Fundamental Value Portfolio -- Class B-- 1,227,679 shares (cost $14,409,849)                            17,273,442
      Emerging Growth Portfolio -- Class B-- 40,878 shares (cost $633,223)                                       670,398
      Natural Resources Portfolio -- Class B-- 237,620 shares (cost $4,544,480)                                5,201,493
      Mid Cap Core Portfolio -- Class B-- 265,398 shares (cost $4,132,483)                                     4,594,041
      Quantitative All Cap Portfolio -- Class B-- 21,185 shares (cost $313,522)                                  352,307
      Large Cap Value Portfolio -- Class B-- 136,437 shares (cost $2,264,955)                                  2,556,836
      Small Cap Opportunities Portfolio -- Class B-- 114,182 shares (cost $2,158,841)                          2,460,629
      Special Value Portfolio -- Class B-- 46,032 shares (cost $757,239)                                         857,119
      Real Return Bond Portfolio -- Class B-- 889,391 shares (cost $11,731,802)                               12,407,009
      American International Portfolio -- Class B-- 1,120,874 shares (cost $19,380,107)                       21,677,699
      American Growth Portfolio -- Class B-- 2,898,754 shares (cost $45,251,175)                              49,974,517
      American Blue-Chip Income & Growth Portfolio -- Class B-- 1,024,871 shares (cost $15,400,267)           17,269,068
      American Growth-Income Portfolio -- Class B-- 2,323,646 shares (cost $36,411,787)                       39,432,273
      American Century-Small Company-- 4,383 shares (cost $59,180)                                                66,667
      PIMCO VIT All Asset Portfolio-- 190,986 shares (cost $2,165,836)                                         2,215,436
      LMFC Core Equity--126,338 shares (cost $1,600,036)                                                       1,795,258
      PIM Classic Value-- 54,822 shares (cost $696,896)                                                          758,191
      Quantitative Value-- 7,348 shares (cost $102,298)                                                          107,718
      US Global Leaders Growth-- 44,761 shares (cost $557,856)                                                   589,049
      Strategic Income-- 55,596 shares (cost $719,640)                                                           745,540
      John Hancock VST Int'l Eq -- Class A-- 61,582 shares (cost $876,296))                                    1,005,640
      John Hancock VST Int'l Eq -- Class B-- 149,342 shares (cost $2,114,315)                                  2,435,767
      Great Companies of America -- Class B-- 996 shares (cost $14,240)                                           14,186
    Sub-accounts held by Scudder Variable Series Trust:
      Scudder 21st Century Growth Portfolio -- Class B-- 148,265 shares (cost $687,920)                          773,942
      Scudder Capital Growth Portfolio -- Class B-- 95,608 shares (cost $1,369,792)                            1,490,532
      Scudder Global Discovery Portfolio -- Class B-- 102,562 shares (cost $1,045,799)                         1,294,337
      Scudder Growth & Income Portfolio -- Class B-- 330,940 shares (cost $2,819,904)                          3,061,192
      Scudder Health Sciences Portfolio -- Class B-- 205,840 shares (cost $2,230,077)                          2,451,554
      Scudder International Portfolio -- Class B-- 383,282 shares (cost $3,127,856)                            3,633,511
      Scudder Aggressive Growth Portfolio -- Class B-- 134,319 shares (cost $1,243,065)                        1,310,950
      Scudder Blue Chip Portfolio -- Class B-- 303,091 shares (cost $3,571,720)                                4,122,031

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Scudder Contrarian Value Portfolio -- Class B-- 319,480 shares (cost $4,618,061)                        $5,038,196
       Scudder Global Blue Chip Portfolio -- Class B-- 119,940 shares (cost $1,198,326)                         1,412,893
       Scudder Government Securities Portfolio -- Class B-- 289,390 shares (cost $3,592,900)                    3,620,271
       Scudder Growth Portfolio -- Class B-- 71,713 shares (cost $1,311,461)                                    1,384,772
       Scudder High Income Portfolio -- Class B-- 483,423 shares (cost $3,907,276)                              4,239,624
       Scudder International Select Equity Portfolio -- Class B-- 207,412 shares (cost $2,089,731)              2,464,053
       Scudder Fixed Income Portfolio -- Class B-- 636,552 shares (cost $7,565,768)                             7,664,090
       Scudder Money Market Portfolio -- Class B-- 2,350,540 shares (cost $2,350,540)                           2,350,540
       Scudder Small Cap Growth Portfolio -- Class B-- 232,595 shares (cost $2,614,278)                         2,902,789
       Scudder Technology Growth Portfolio -- Class B-- 172,720 shares (cost $1,442,684)                        1,542,392
       Scudder Total Return Portfolio -- Class B-- 147,644 shares (cost $3,107,867)                             3,298,369
       Scudder Davis Venture Value Portfolio -- Class B-- 571,454 shares (cost $5,883,274)                      6,548,863
       Scudder Dreman Financial Services Portfolio -- Class B-- 124,132 shares (cost $1,509,320)                1,684,468
       Scudder Dreman High Return Equity Portfolio -- Class B-- 540,044 shares (cost $5,946,690)                6,820,754
       Scudder Dreman Small Cap Value Portfolio -- Class B-- 253,293 shares (cost $4,103,406)                   5,070,920
       Scudder Eagle Focused Large Cap Growth Portfolio -- Class B-- 341,272 shares (cost $2,817,772)           2,975,891
       Scudder Focus Value & Growth Portfolio -- Class B-- 61,570 shares (cost $760,058)                          860,132
       Scudder Index 500 Portfolio -- Class B-- 1,053,612 shares (cost $8,687,869)                              9,577,330
       Scudder Invesco Dynamic Growth Portfolio -- Class B-- 108,781 shares (cost $918,406)                       995,343
       Scudder Janus Growth & Income Portfolio -- Class B-- 209,801 shares (cost $1,798,837)                    2,060,243
       Scudder Janus Growth Opportunities Portfolio -- Class B-- 57,805 shares (cost $382,211)                    446,253
       Scudder MFS Strategic Value Portfolio -- Class B-- 341,218 shares (cost $3,517,424)                      4,087,789
       Scudder Oak Strategic Equity Portfolio -- Class B-- 267,272 shares (cost $1,755,949)                     1,841,505
       Scudder Turner Mid Cap Growth Portfolio -- Class B-- 193,424 shares (cost $1,670,552)                    1,891,689
       Scudder Real Estate Portfolio -- Class B-- 255,947 shares (cost $3,245,468)                              4,174,495
       Scudder Strategic Income Portfolio -- Class B-- 173,566 shares (cost $1,982,127)                         2,114,027
       Scudder Conservative Income Strategy-- 15,234 shares (cost $158,293)                                       159,805
       Scudder Growth & Income Strategy-- 810,663 shares (cost $8,412,616)                                      8,787,589
       Scudder Income & Growth Strategy-- 184,355 shares (cost $1,882,610)                                      1,965,221
       Scudder Growth Strategy-- 623,596 shares (cost $6,540,720)                                               6,878,261
       Scudder Templeton Foreign Value-- 5,110 shares (cost $51,107)                                               53,965
       Scudder Mercury Large Cap Core-- 297 shares (cost $2,986)                                                    3,087

     Sub-accounts held by Alger American Fund:
       Alger American Balanced Portfolio -- Class B-- 326,489 shares (cost $4,289,953)                          4,476,163
       Alger American Leveraged All Cap Portfolio -- Class B-- 36,893 shares (cost $1,013,202)                  1,113,064

     Sub-accounts held by Credit Suisse Trust:
       Credit Suisse Emerging Markets Portfolio -- Class B-- 101,499 shares (cost $1,079,667)                   1,343,843
       Credit Suisse Global Post Venture Capital Portfolio -- Class B-- 32,082 shares (cost $300,789)             357,720

     Sub-accounts held by Dreyfus Service Corporation:
       Dreyfus Socially Responsible Growth Fund Portfolio -- Class B-- 19,299 shares (cost $451,503)
                                                                                                                  483,627
       Dreyfus IP Midcap Stock Portfolio -- Class B-- 288,628 shares (cost $4,474,384)                          5,071,187

     Sub-accounts held by Invesco VIF Funds:
       Invesco Utilities Portfolio -- Class B-- 65,541 shares (cost $827,733)                                   1,023,096
                                                                                                               ----------

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)

Total Assets                                                   $2,122,266,614
                                                               --------------

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                     $2,121,744,914
Annuity reserves                                                      521,700
                                                               --------------

Total contract owners' equity                                  $2,122,266,614
                                                               ==============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity

                                                                                 SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                    STRATEGIC OPPORTUNITIES -- A            STRATEGIC OPPORTUNITIES -- B
                                                  --------------------------------        --------------------------------
                                                       YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $     30,773        $          0        $        367        $          0

Expenses:
    Mortality and expense risk
       and administrative charges                      476,767             469,074              22,790              10,346
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                          (445,994)           (469,074)            (22,423)            (10,346)

Net realized gain (loss)                            (4,415,777)         (6,528,403)             56,716              (1,455)
Unrealized appreciation (depreciation)
    during the period                                8,140,882          13,985,481             109,858             176,584
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations          3,279,111           6,988,004             144,151             164,783

Changes from principal transactions:
       Purchase payments                               244,459             179,213             306,147             806,177
       Transfers between sub-accounts
           and the Company                          (2,075,150)         (1,681,278)             45,917             208,136
       Withdrawals                                  (3,408,400)         (2,754,768)           (189,123)            (39,893)
       Annual contract fee                             (23,845)            (25,929)             (3,952)               (423)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (5,262,936)         (4,282,762)            158,989             973,997
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                         (1,983,825)          2,705,242             303,140           1,138,780

Contract owners' equity at
    beginning of period                             35,114,546          32,409,304           1,292,365             153,585
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 33,130,721        $ 35,114,546        $  1,595,505        $  1,292,365
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                    INVESTMENT QUALITY BOND -- A            INVESTMENT QUALITY BOND -- B
                                                  --------------------------------        --------------------------------
                                                       YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $  1,088,063        $  1,159,283        $    388,719        $    206,853

Expenses:
    Mortality and expense risk
       and administrative charges                      277,944             334,335             111,383              79,904
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                           810,119             824,948             277,336             126,949

Net realized gain (loss)                               308,423             416,190              19,474              38,964
Unrealized appreciation (depreciation)
    during the period                                 (576,783)            (24,631)            (96,581)             49,701
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations            541,759           1,216,507             200,229             215,614

Changes from principal transactions:
       Purchase payments                               106,343             320,383           1,092,097           3,210,801
       Transfers between sub-accounts
           and the Company                          (1,088,775)         (2,034,136)           (274,336)            834,091
       Withdrawals                                  (2,113,819)         (3,435,643)           (337,307)           (161,295)
       Annual contract fee                              (7,786)             (9,977)            (10,553)             (1,570)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (3,104,037)         (5,159,373)            469,901           3,882,027
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                         (2,562,278)         (3,942,866)            670,130           4,097,641

Contract owners' equity at
    beginning of period                             19,589,950          23,532,816           6,561,941           2,464,300
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 17,027,672        $ 19,589,950        $  7,232,071        $  6,561,941
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                 -------------------------------------------------------------------------
                                                       GROWTH & INCOME -- A                    GROWTH & INCOME -- B
                                                 ---------------------------------       ---------------------------------
                                                      YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                     2004                2003                2004                2003
                                                 -------------       -------------       -------------       -------------
Income:
   Dividends                                     $     854,286       $     970,746       $     114,471       $      60,330

Expenses:
    Mortality and expense risk
       and administrative charges                    1,429,154           1,413,436             242,126             121,268
                                                 -------------       -------------       -------------       -------------

Net investment income (loss)                          (574,868)           (442,690)           (127,655)            (60,938)

Net realized gain (loss)                            (5,364,948)         (7,541,087)            431,085              21,449
Unrealized appreciation (depreciation)
    during the period                               10,600,242          29,514,980             420,278           1,972,136
                                                 -------------       -------------       -------------       -------------

Net increase (decrease) in
    contract owners' equity from operations          4,660,426          21,531,203             723,708           1,932,647

Changes from principal transactions:
       Purchase payments                               913,981             787,686           3,607,763           6,112,046
       Transfers between sub-accounts
           and the Company                          (4,145,543)         (4,182,006)            259,824           1,896,756
       Withdrawals                                 (11,578,756)         (8,461,767)           (462,283)           (163,019)
       Annual contract fee                             (62,294)            (68,625)            (34,447)             (5,823)
                                                 -------------       -------------       -------------       -------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (14,872,612)        (11,924,712)          3,370,857           7,839,960
                                                 -------------       -------------       -------------       -------------

Total increase (decrease) in
    contract owners' equity                        (10,212,186)          9,606,491           4,094,565           9,772,607

Contract owners' equity at
    beginning of period                            105,352,339          95,745,848          12,268,573           2,495,966
                                                 -------------       -------------       -------------       -------------

Contract owners' equity at
    end of period                                $  95,140,153       $ 105,352,339       $  16,363,138       $  12,268,573
                                                 =============       =============       =============       =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                       BLUE CHIP GROWTH -- A                   BLUE CHIP GROWTH -- B
                                                  --------------------------------        --------------------------------
                                                      YEAR ENDED DECEMBER 31                   YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $     70,416        $     26,159        $      7,709        $      5,773

Expenses:
    Mortality and expense risk
       and administrative charges                      891,359             861,852             181,374              87,742
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                          (820,943)           (835,693)           (173,665)            (81,969)

Net realized gain (loss)                            (2,710,506)         (4,130,662)            328,293              37,782
Unrealized appreciation (depreciation)
    during the period                                7,692,659          19,189,895             852,074           1,457,762
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations          4,161,210          14,223,540           1,006,702           1,413,575

Changes from principal transactions:
       Purchase payments                               621,568             729,976           4,933,468           4,961,896
       Transfers between sub-accounts
           and the Company                          (2,642,880)         (3,266,781)          1,253,674           1,137,001
       Withdrawals                                  (6,170,106)         (5,256,258)           (442,498)           (214,888)
       Annual contract fee                             (38,810)            (41,895)            (24,426)             (2,962)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (8,230,228)         (7,834,958)          5,720,218           5,881,047
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                         (4,069,018)          6,388,582           6,726,920           7,294,622

Contract owners' equity at
    beginning of period                             64,017,666          57,629,084           8,975,191           1,680,569
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 59,948,648        $ 64,017,666        $ 15,702,111        $  8,975,191
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                         MONEY MARKET -- A                       MONEY MARKET -- B
                                                  --------------------------------        --------------------------------
                                                       YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $    295,372        $    332,362        $    132,752        $     70,496

Expenses:
    Mortality and expense risk
       and administrative charges                      569,853             866,620             341,898             311,904
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                          (274,481)           (534,258)           (209,146)           (241,408)

Net realized gain (loss)                                  (172)                (26)              8,491               3,325
Unrealized appreciation (depreciation)
    during the period                                        0                   0                   0                   0
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations           (274,653)           (534,284)           (200,655)           (238,083)

Changes from principal transactions:
       Purchase payments                             1,698,716             968,692          18,944,819          37,734,238
       Transfers between sub-accounts
           and the Company                          (4,449,249)        (17,079,913)        (13,391,145)        (27,371,520)
       Withdrawals                                  (7,354,632)        (14,504,466)         (5,027,979)         (2,913,575)
       Annual contract fee                             (19,632)            (30,647)            (33,639)             (5,388)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (10,124,797)        (30,646,334)            492,056           7,443,755
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                        (10,399,450)        (31,180,618)            291,401           7,205,672

Contract owners' equity at
    beginning of period                             40,236,605          71,417,223          19,244,952          12,039,280
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 29,837,155        $ 40,236,605        $ 19,536,353        $ 19,244,952
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                         GLOBAL EQUITY -- A                     GLOBAL EQUITY -- B
                                                  --------------------------------        --------------------------------
                                                      YEAR ENDED DECEMBER 31                   YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $    447,168        $    221,126        $     21,946        $      3,822

Expenses:
    Mortality and expense risk
       and administrative charges                      361,285             343,778              25,713              10,472
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                            85,883            (122,652)             (3,767)             (6,650)

Net realized gain (loss)                            (1,106,065)         (3,297,225)             39,617               1,155
Unrealized appreciation (depreciation)
    during the period                                4,114,239           8,905,733             208,726             166,195
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations          3,094,057           5,485,856             244,576             160,700

Changes from principal transactions:
       Purchase payments                               151,318             155,922             707,683             639,687
       Transfers between sub-accounts
           and the Company                            (654,162)         (1,939,732)            301,316              48,586
       Withdrawals                                  (2,433,896)         (2,311,087)            (62,919)            (14,804)
       Annual contract fee                             (15,550)            (16,876)             (3,293)               (227)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (2,952,290)         (4,111,773)            942,787             673,242
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                            141,767           1,374,083           1,187,363             833,942

Contract owners' equity at
    beginning of period                             25,991,982          24,617,899           1,083,508             249,566
                                                  ------------        ------------        ------------        ------------
Contract owners' equity at
    end of period                                 $ 26,133,749        $ 25,991,982        $  2,270,871        $  1,083,508
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                                  --------------------------------------------------------------------
                                                         GLOBAL BOND -- A                      GLOBAL BOND -- B
                                                  ------------------------------        ------------------------------
                                                      YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                     2004               2003               2004               2003
                                                  -----------        -----------        -----------        -----------
Income:
   Dividends                                      $   293,132        $   337,988        $   201,798        $   123,380

Expenses:
    Mortality and expense risk
       and administrative charges                     116,210            125,477             99,493             57,448
                                                  -----------        -----------        -----------        -----------

Net investment income (loss)                          176,922            212,511            102,305             65,932

Net realized gain (loss)                              573,875            652,396            146,794            117,918
Unrealized appreciation (depreciation)
    during the period                                (112,082)           142,675            359,611            264,866
                                                  -----------        -----------        -----------        -----------

Net increase (decrease) in
    contract owners' equity from operations           638,715          1,007,582            608,710            448,716

Changes from principal transactions:
       Purchase payments                               41,779             71,631          3,106,346          2,838,323
       Transfers between sub-accounts
           and the Company                           (304,888)        (1,434,134)          (407,879)           593,485
       Withdrawals                                   (901,595)        (1,071,253)          (355,560)           (98,581)
       Annual contract fee                             (4,601)            (5,334)            (8,708)            (1,406)
                                                  -----------        -----------        -----------        -----------

Net increase (decrease) in contract owners'
    equity from principal transactions             (1,169,305)        (2,439,090)         2,334,199          3,331,821
                                                  -----------        -----------        -----------        -----------

Total increase (decrease) in
    contract owners' equity                          (530,590)        (1,431,508)         2,942,909          3,780,537

Contract owners' equity at
    beginning of period                             7,789,870          9,221,378          5,159,954          1,379,417
                                                  -----------        -----------        -----------        -----------

Contract owners' equity at
    end of period                                 $ 7,259,280        $ 7,789,870        $ 8,102,863        $ 5,159,954
                                                  ===========        ===========        ===========        ===========

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                  U.S. GOVERNMENT SECURITIES -- A         U.S. GOVERNMENT SECURITIES -- B
                                                  --------------------------------        --------------------------------
                                                      YEAR ENDED DECEMBER 31                   YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $  1,077,257        $  1,503,116        $    545,934        $    327,553

Expenses:
    Mortality and expense risk
       and administrative charges                      485,095             663,534             284,049             207,950
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                           592,162             839,582             261,885             119,603

Net realized gain (loss)                               (26,107)            674,720            (160,312)            (97,501)
Unrealized appreciation (depreciation)
    during the period                                 (146,995)         (1,503,983)            102,703             (42,878)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations            419,060              10,319             204,276             (20,776)

Changes from principal transactions:
       Purchase payments                               165,576             470,307           3,279,721          12,446,275
       Transfers between sub-accounts
           and the Company                          (2,953,939)         (7,743,864)         (3,600,229)           (702,770)
       Withdrawals                                  (4,045,761)         (5,862,833)         (1,377,467)           (437,826)
       Annual contract fee                             (12,427)            (17,584)            (26,576)             (6,831)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (6,846,551)        (13,153,974)         (1,724,551)         11,298,848
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                         (6,427,491)        (13,143,655)         (1,520,275)         11,278,072

Contract owners' equity at
    beginning of period                             34,706,928          47,850,583          16,276,783           4,998,711
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 28,279,437        $ 34,706,928        $ 14,756,508        $ 16,276,783
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                       DIVERSIFIED BOND -- A                   DIVERSIFIED BOND -- B
                                                  --------------------------------        --------------------------------
                                                       YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $    593,945        $    766,809        $    236,708        $    133,917

Expenses:
    Mortality and expense risk
       and administrative charges                      205,114             247,176             156,717              58,096
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                           388,831             519,633              79,991              75,821

Net realized gain (loss)                               101,444              54,813                 181               6,102
Unrealized appreciation (depreciation)
    during the period                                 (227,385)           (115,135)            211,416                 221
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations            262,890             459,311             291,588              82,144

Changes from principal transactions:
       Purchase payments                                83,810             237,417          18,468,740           3,168,554
       Transfers between sub-accounts
           and the Company                          (1,030,891)           (933,349)          1,493,858             541,544
       Withdrawals                                  (2,141,137)         (1,558,385)           (287,576)            (85,920)
       Annual contract fee                              (7,053)             (8,143)            (10,665)             (1,294)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (3,095,271)         (2,262,460)         19,664,357           3,622,884
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                         (2,832,381)         (1,803,149)         19,955,945           3,705,028

Contract owners' equity at
    beginning of period                             14,620,167          16,423,316           5,155,780           1,450,752
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 11,787,786        $ 14,620,167        $ 25,111,725        $  5,155,780
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                        INCOME & VALUE -- A                     INCOME & VALUE -- B
                                                  --------------------------------        --------------------------------
                                                       YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $    305,122        $    405,827        $     84,773        $     41,116

Expenses:
    Mortality and expense risk
       and administrative charges                      361,732             300,176             130,201              48,776
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                           (56,610)            105,651             (45,428)             (7,660)

Net realized gain (loss)                              (716,495)         (1,056,032)            101,694               2,635
Unrealized appreciation (depreciation)
    during the period                                2,285,814           5,486,987             468,950             717,931
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations          1,512,709           4,536,606             525,216             712,906

Changes from principal transactions:
       Purchase payments                               103,703             180,129           2,286,977           3,056,162
       Transfers between sub-accounts
           and the Company                           3,942,804               5,291           1,750,309           1,089,432
       Withdrawals                                  (2,791,623)         (1,867,467)           (160,960)            (35,088)
       Annual contract fee                             (14,301)            (13,648)            (18,959)             (1,870)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               1,240,583          (1,695,695)          3,857,367           4,108,636
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                          2,753,292           2,840,911           4,382,583           4,821,542

Contract owners' equity at
    beginning of period                             22,555,046          19,714,135           5,603,896             782,354
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 25,308,338        $ 22,555,046        $  9,986,479        $  5,603,896
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     LARGE CAP GROWTH--A                 LARGE CAP GROWTH--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
  Dividends                                     $     54,404      $     49,358      $     21,536      $     14,565

Expenses:
   Mortality and expense risk
       and administrative charges                    292,937           284,628           189,259            93,976
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (238,533)         (235,270)         (167,723)          (79,411)

Net realized gain (loss)                          (1,053,679)       (2,343,455)          207,807            44,834
Unrealized appreciation (depreciation)
   during the period                               2,108,008         6,518,426           490,563         1,510,099
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
   contract owners' equity from operations           815,796         3,939,701           530,647         1,475,522

Changes from principal transactions:
       Purchase payments                             136,868           213,735         2,657,035         6,488,166
       Transfers between sub-accounts
           and the Company                          (873,991)         (624,817)          777,822           797,112
       Withdrawals                                (1,334,931)       (1,716,778)         (267,386)          (64,469)
       Annual contract fee                           (13,496)          (14,239)          (34,549)           (3,029)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
   equity from principal transactions             (2,085,550)       (2,142,099)        3,132,922         7,217,780
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
   contract owners' equity                        (1,269,754)        1,797,602         3,663,569         8,693,302

Contract owners' equity at
   beginning of period                            20,288,998        18,491,396         9,813,285         1,119,983
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
   end of period                                $ 19,019,244      $ 20,288,998      $ 13,476,854      $  9,813,285
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      EQUITY-INCOME--A                     EQUITY-INCOME--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $  1,808,873      $  2,377,400      $    468,276      $    244,253

Expenses:
    Mortality and expense risk
       and administrative charges                  1,064,481           960,085           342,736           152,380
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         744,392         1,417,315           125,540            91,873

Net realized gain (loss)                            (563,283)       (3,836,317)          586,063           (14,540)
Unrealized appreciation (depreciation)
    during the period                              8,704,427        16,339,409         2,141,285         2,441,922
                                                ------------      ------------      ------------      ------------
Net increase (decrease) in
    contract owners' equity from operations        8,885,536        13,920,407         2,852,888         2,519,255

Changes from principal transactions:
       Purchase payments                             604,185           522,213         7,750,986         7,565,102
       Transfers between sub-accounts
           and the Company                          (257,260)       (1,169,754)        1,411,821         2,779,395
       Withdrawals                                (7,727,723)       (6,922,554)         (906,136)         (273,237)
       Annual contract fee                           (42,683)          (43,441)          (41,942)           (7,667)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (7,423,481)       (7,613,536)        8,214,729        10,063,593
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,462,055         6,306,871        11,067,617        12,582,848

Contract owners' equity at
    beginning of period                           72,749,822        66,442,951        16,139,401         3,556,553
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 74,211,877      $ 72,749,822      $ 27,207,018      $ 16,139,401
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       STRATEGIC BOND--A                  STRATEGIC BOND--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    842,959      $  1,268,385      $    209,660      $    132,072

Expenses:
    Mortality and expense risk
       and administrative charges                    322,590           377,322           106,222            67,333
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         520,369           891,063           103,438            64,739

Net realized gain (loss)                             456,625           398,422            75,651           101,178
Unrealized appreciation (depreciation)
    during the period                                 32,670         1,461,597           153,136           186,171
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,009,664         2,751,082           332,225           352,088

Changes from principal transactions:
       Purchase payments                             133,083           172,725         3,800,373         4,518,836
       Transfers between sub-accounts
           and the Company                        (1,233,930)       (2,438,420)         (504,618)         (429,288)
       Withdrawals                                (2,835,056)       (2,940,932)         (321,513)         (133,523)
       Annual contract fee                           (11,858)          (14,458)          (11,595)             (913)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (3,947,761)       (5,221,085)        2,962,647         3,955,112
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (2,938,097)       (2,470,003)        3,294,872         4,307,200

Contract owners' equity at
    beginning of period                           23,715,277        26,185,280         5,739,131         1,431,931
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 20,777,180      $ 23,715,277      $  9,034,003      $  5,739,131
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                         OVERSEAS--A                         OVERSEAS--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     47,831      $     51,356      $     10,499      $      3,064

Expenses:
    Mortality and expense risk
       and administrative charges                    174,396           154,522            53,376            12,137
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (126,565)         (103,166)          (42,877)           (9,073)

Net realized gain (loss)                            (660,419)       (2,269,505)          145,515            73,059
Unrealized appreciation (depreciation)
    during the period                              1,873,629         6,175,558           154,146           307,013
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,086,645         3,802,887           256,784           370,999

Changes from principal transactions:
       Purchase payments                             126,250            76,145         2,241,216           900,352
       Transfers between sub-accounts
           and the Company                          (543,579)         (881,466)         (657,503)          144,123
       Withdrawals                                (1,508,493)       (1,121,730)         (101,053)         (104,268)
       Annual contract fee                            (7,925)           (7,895)           (4,288)             (241)
                                                ------------      ------------      ------------      ------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (1,933,747)       (1,934,946)        1,478,372           939,966
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (847,102)        1,867,941         1,735,156         1,310,965

Contract owners' equity at
    beginning of period                           12,700,188        10,832,247         1,524,692           213,727
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,853,086      $ 12,700,188      $  3,259,848      $  1,524,692
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       ALL CAP CORE--A                      ALL CAP CORE--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     58,289      $          0      $      2,219      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    184,249           175,749            10,724             4,607
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (125,960)         (175,749)           (8,505)           (4,607)

Net realized gain (loss)                          (1,515,082)       (2,365,569)           24,650            11,128
Unrealized appreciation (depreciation)
    during the period                              3,340,936         5,729,298            73,214            80,790
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,699,894         3,187,980            89,359            87,311

Changes from principal transactions:
       Purchase payments                             103,182           116,080            98,782           241,925
       Transfers between sub-accounts
           and the Company                        (1,414,559)         (516,188)           73,932           113,654
       Withdrawals                                (1,444,705)       (1,291,456)           (7,008)              (22)
       Annual contract fee                            (7,965)           (8,557)           (1,731)              (94)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (2,764,047)       (1,700,121)          163,975           355,463
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (1,064,153)        1,487,859           253,334           442,774

Contract owners' equity at
    beginning of period                           13,408,729        11,920,870           536,830            94,056
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 12,344,576      $ 13,408,729      $    790,164      $    536,830
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      ALL CAP GROWTH--A                    ALL CAP GROWTH--B
                                                ------------------------------      ------------------------------
                                                   YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    344,040           356,660            75,142            36,762
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (344,040)         (356,660)          (75,142)          (36,762)

Net realized gain (loss)                          (2,862,386)       (5,532,847)          164,728             9,358
Unrealized appreciation (depreciation)
    during the period                              4,206,222        11,507,020           142,799           644,428
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          999,796         5,617,513           232,385           617,024

Changes from principal transactions:
       Purchase payments                             237,972           237,977           926,673         2,008,246
       Transfers between sub-accounts
           and the Company                        (2,383,405)          (37,670)          126,835           882,864
       Withdrawals                                (2,609,898)       (3,889,599)         (146,605)          (40,456)
       Annual contract fee                           (17,117)          (19,688)          (12,813)             (889)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (4,772,448)       (3,708,980)          894,090         2,849,765
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (3,772,652)        1,908,533         1,126,475         3,466,789

Contract owners' equity at
    beginning of period                           25,992,661        24,084,128         4,079,370           612,581
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 22,220,009      $ 25,992,661      $  5,205,845      $  4,079,370
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  INTERNATIONAL SMALL CAP--A          INTERNATIONAL SMALL CAP--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     10,817      $          0      $      2,961      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    115,812            83,363            51,164            10,847
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (104,995)          (83,363)          (48,203)          (10,847)

Net realized gain (loss)                             425,101          (806,075)          220,294            40,945
Unrealized appreciation (depreciation)
    during the period                                949,491         3,423,778           415,178           298,509
                                                ------------      ------------      ------------      ------------
Net increase (decrease) in
    contract owners' equity from operations        1,269,597         2,534,340           587,269           328,607

Changes from principal transactions:
       Purchase payments                              80,984            65,299         1,405,542           940,714
       Transfers between sub-accounts
           and the Company                           303,911           (85,906)          511,679           566,336
       Withdrawals                                  (975,896)         (593,426)          (29,268)           (1,221)
       Annual contract fee                            (5,485)           (4,585)           (6,899)             (503)
                                                ------------      ------------      ------------      ------------
Net increase (decrease) in contract owners'
    equity from principal transactions              (596,486)         (618,618)        1,881,054         1,505,326
                                                ------------      ------------      ------------      ------------
Total increase (decrease) in
    contract owners' equity                          673,111         1,915,722         2,468,323         1,833,933

Contract owners' equity at
    beginning of period                            7,213,726         5,298,004         1,931,533            97,600
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  7,886,837      $  7,213,726      $  4,399,856      $  1,931,533
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     PACIFIC RIM EMERGING                PACIFIC RIM EMERGING
                                                          MARKETS--A                          MARKETS--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                   $     12,775      $      2,858      $      8,546      $        401

Expenses:
    Mortality and expense risk
       and administrative charges                     39,093            28,513            34,159             7,252
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (26,318)          (25,655)          (25,613)           (6,851)

Net realized gain (loss)                             147,671           110,200           134,787            29,152
Unrealized appreciation (depreciation)
    during the period                                216,820           616,341           117,018           127,660
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          338,173           700,886           226,192           149,961

Changes from principal transactions:
       Purchase payments                              43,837            23,954         1,200,324           636,378
       Transfers between sub-accounts
           and the Company                           199,193           109,291          (571,456)          499,012
       Withdrawals                                  (207,873)         (112,950)          (17,703)         (128,974)
       Annual contract fee                            (1,748)           (1,334)           (3,946)             (238)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                33,409            18,961           607,219         1,006,178
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          371,582           719,847           833,411         1,156,139

Contract owners' equity at
    beginning of period                            2,433,688         1,713,841         1,235,984            79,845
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  2,805,270      $  2,433,688      $  2,069,395      $  1,235,984
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                   SCIENCE & TECHNOLOGY--A             SCIENCE & TECHNOLOGY--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    309,638           297,321           102,496            37,996
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (309,638)         (297,321)         (102,496)          (37,996)

Net realized gain (loss)                          (9,770,446)      (12,479,689)          418,938           169,502
Unrealized appreciation (depreciation)
    during the period                              9,795,350        20,663,027          (309,905)          799,865
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations         (284,734)        7,886,017             6,537           931,371

Changes from principal transactions:
       Purchase payments                             294,399           391,683         2,428,733         2,927,984
       Transfers between sub-accounts
           and the Company                        (2,016,813)          716,053           382,868         1,117,497
       Withdrawals                                (2,018,282)       (1,819,329)         (456,967)          (53,933)
       Annual contract fee                           (19,662)          (20,712)          (16,863)           (1,291)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (3,760,358)         (732,305)        2,337,771         3,990,257
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (4,045,092)        7,153,712         2,344,308         4,921,628

Contract owners' equity at
    beginning of period                           23,964,120        16,810,408         5,260,900           339,272
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 19,919,028      $ 23,964,120      $  7,605,208      $  5,260,900
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  EMERGING SMALL COMPANY--A            EMERGING SMALL COMPANY--B
                                                ------------------------------      ------------------------------
                                                   YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    115,626            99,404            72,727            21,794
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (115,626)          (99,404)          (72,727)          (21,794)

Net realized gain (loss)                            (484,379)       (1,562,700)          201,975            20,664
Unrealized appreciation (depreciation)
    during the period                              1,308,001         3,867,090           291,722           508,777
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          707,996         2,204,986           420,970           507,647

Changes from principal transactions:
       Purchase payments                              73,488           102,111         2,332,250         1,679,144
       Transfers between sub-accounts
           and the Company                           (59,555)         (132,096)         (425,009)          360,712
       Withdrawals                                  (728,418)         (583,467)          (55,897)          (24,746)
       Annual contract fee                            (5,523)           (5,279)           (9,937)             (545)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (720,008)         (618,731)        1,841,407         2,014,565
                                                ------------      ------------      ------------      ------------
Total increase (decrease) in
    contract owners' equity                          (12,012)        1,586,255         2,262,377         2,522,212

Contract owners' equity at
    beginning of period                            8,043,045         6,456,790         2,921,006           398,794
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  8,031,033      $  8,043,045      $  5,183,383      $  2,921,006
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     AGGRESSIVE GROWTH--A                AGGRESSIVE GROWTH--B
                                                ------------------------------      ------------------------------
                                                   YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    179,320           183,975            70,737            32,980
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (179,320)         (183,975)          (70,737)          (32,980)

Net realized gain (loss)                            (903,218)       (2,111,338)          196,467           248,096
Unrealized appreciation (depreciation)
    during the period                              1,767,581         5,821,805           117,045           482,432
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          685,043         3,526,492           242,775           697,548

Changes from principal transactions:
       Purchase payments                             210,428           221,523         1,164,685         1,711,171
       Transfers between sub-accounts
           and the Company                        (2,436,597)          167,099           564,889           507,005
       Withdrawals                                (1,176,442)         (963,492)         (199,401)          (60,059)
       Annual contract fee                            (9,341)          (10,125)          (11,981)           (2,138)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (3,411,952)         (584,995)        1,518,192         2,155,979
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (2,726,909)        2,941,497         1,760,967         2,853,527

Contract owners' equity at
    beginning of period                           13,974,640        11,033,143         3,594,977           741,450
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,247,731      $ 13,974,640      $  5,355,944      $  3,594,977
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                    INTERNATIONAL STOCK--A              INTERNATIONAL STOCK--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     36,330      $     20,089      $      8,105      $      2,719

Expenses:
    Mortality and expense risk
       and administrative charges                     64,087            59,534            16,968             9,414
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (27,757)          (39,445)           (8,863)           (6,695)

Net realized gain (loss)                             (75,926)         (372,931)           23,971            22,226
Unrealized appreciation (depreciation)
    during the period                                637,771         1,467,924           129,815           171,787
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          534,088         1,055,548           144,923           187,318

Changes from principal transactions:
       Purchase payments                              38,348            64,918           191,367           234,750
       Transfers between sub-accounts
           and the Company                          (212,203)         (416,752)           86,874           100,490
       Withdrawals                                  (628,422)         (392,776)          (47,498)          (12,300)
       Annual contract fee                            (2,643)           (2,710)           (2,634)             (460)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (804,920)         (747,320)          228,109           322,480
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (270,832)          308,228           373,032           509,798

Contract owners' equity at
    beginning of period                            4,440,119         4,131,891           874,569           364,771
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  4,169,287      $  4,440,119      $  1,247,601      $    874,569
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                QUANTITATIVE EQUITY TRUST--A (1)    QUANTITATIVE EQUITY TRUST--B (1)
                                                --------------------------------    --------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004                2003            2004                2003
                                                ------------        ------------    ------------        ------------
Income:
   Dividends                                    $     59,638        $     45,311    $      2,912        $      2,014

Expenses:
    Mortality and expense risk
       and administrative charges                     29,552              94,903           2,000               4,582
                                                ------------        ------------    ------------        ------------

Net investment income (loss)                          30,086             (49,592)            912              (2,568)

Net realized gain (loss)                          (1,372,180)         (2,394,982)         48,611                 268
Unrealized appreciation (depreciation)
    during the period                              1,306,863           3,659,028         (54,113)             64,460
                                                ------------        ------------    ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations          (35,231)          1,214,454          (4,590)             62,160

Changes from principal transactions:
       Purchase payments                              48,728              98,048          50,220             124,928
       Transfers between sub-accounts
           and the Company                        (6,000,103)         (1,526,939)       (387,171)             34,841
       Withdrawals                                  (184,897)           (700,223)        (12,135)            (13,417)
       Annual contract fee                            (1,374)             (4,633)           (152)               (244)
                                                ------------        ------------    ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (6,137,646)         (2,133,747)       (349,238)            146,108
                                                ------------        ------------    ------------        ------------

Total increase (decrease) in
    contract owners' equity                       (6,172,877)           (919,293)       (353,828)            208,268

Contract owners' equity at
    beginning of period                            6,172,877           7,092,170         353,828             145,560
                                                ------------        ------------    ------------        ------------

Contract owners' equity at
    end of period                               $          0        $  6,172,877    $          0        $    353,828
                                                ============        ============    ============        ============

(1) Ceased Operations, April 30, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                           VALUE--A                            VALUE--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     71,952      $    127,952      $     11,051      $     10,459

Expenses:
    Mortality and expense risk
       and administrative charges                    181,551           164,129            40,585            15,378
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (109,599)          (36,177)          (29,534)           (4,919)

Net realized gain (loss)                             248,190          (310,082)          133,162            11,316
Unrealized appreciation (depreciation)
    during the period                              1,350,461         3,789,879           254,162           343,452
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,489,052         3,443,620           357,790           349,849

Changes from principal transactions:
       Purchase payments                              78,877            63,266         1,083,274           715,644
       Transfers between sub-accounts
           and the Company                          (949,016)         (555,126)          192,906           258,732
       Withdrawals                                (1,181,600)         (828,161)          (81,300)          (21,345)
       Annual contract fee                            (6,507)           (6,402)           (3,232)             (291)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (2,058,246)       (1,326,423)        1,191,648           952,740
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (569,194)        2,117,197         1,549,438         1,302,589

Contract owners' equity at
    beginning of period                           12,888,596        10,771,399         1,621,807           319,218
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 12,319,402      $ 12,888,596      $  3,171,245      $  1,621,807
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  REAL ESTATE SECURITIES--A           REAL ESTATE SECURITIES--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    210,949      $    164,930      $    160,583      $     64,414

Expenses:
    Mortality and expense risk
       and administrative charges                    130,589            98,585           119,542            50,931
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                          80,360            66,345            41,041            13,483

Net realized gain (loss)                             724,576           225,178           651,944            60,197
Unrealized appreciation (depreciation)
    during the period                              1,437,094         1,758,036         1,398,318           962,958
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        2,242,030         2,049,559         2,091,303         1,036,638

Changes from principal transactions:
       Purchase payments                              51,017            76,237         2,810,075         1,911,579
       Transfers between sub-accounts
           and the Company                           (52,147)          491,617           207,431           828,791
       Withdrawals                                  (878,290)         (529,629)         (248,615)          (79,656)
       Annual contract fee                            (5,822)           (4,719)          (14,335)           (3,572)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (885,242)           33,506         2,754,556         2,657,142
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,356,788         2,083,065         4,845,859         3,693,780

Contract owners' equity at
    beginning of period                            8,168,909         6,085,844         5,149,003         1,455,223
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  9,525,697      $  8,168,909      $  9,994,862      $  5,149,003
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                 SUB-ACCOUNT
                                             ----------------------------------------------------
                                                 BALANCED -- A (1)          BALANCED -- B (1)
                                             -------------------------   ------------------------
                                               YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                                  2004         2003          2004         2003
                                             -----------   -----------   -----------   ----------
Income:
   Dividends                                 $   108,583   $   104,934   $    35,500   $  15,281

Expenses:
    Mortality and expense risk
       and administrative charges                 22,750        64,707         7,294      11,430
                                             -----------   -----------   -----------   ---------

Net investment income (loss)                      85,833        40,227        28,206       3,851

Net realized gain (loss)                        (241,617)     (527,918)       19,181       9,635
Unrealized appreciation (depreciation)
    during the period                            115,635       983,331       (74,124)     75,071
                                             -----------   -----------   -----------   ---------

Net increase (decrease) in
    contract owners' equity from operations      (40,149)      495,640       (26,737)     88,557

Changes from principal transactions:
       Purchase payments                          14,079        79,011       421,050     377,033
       Transfers between sub-accounts
           and the Company                    (4,306,451)     (186,851)   (1,315,096)    125,134
       Withdrawals                              (109,491)     (602,896)       (9,163)    (19,780)
       Annual contract fee                        (1,431)       (3,095)         (791)       (681)
                                             -----------   -----------   -----------   ---------

Net increase (decrease) in contract owners'
    equity from principal transactions        (4,403,294)     (713,831)     (904,000)    481,706
                                             -----------   -----------   -----------   ---------

Total increase (decrease) in contract
    owners' equity                            (4,443,443)     (218,191)     (930,737)    570,263

Contract owners' equity at  beginning
    of period                                  4,443,443     4,661,634       930,737     360,474
                                             -----------   -----------   -----------   ---------

Contract owners' equity at end of period     $         0   $ 4,443,443   $         0   $ 930,737
                                             ===========   ===========   ===========   =========

(1) Ceased Operations, April 30, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  -----------------------------------------------------------------------
                                                          HIGH YIELD -- A                         HIGH YIELD -- B
                                                  --------------------------------       --------------------------------
                                                       YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                      2004                2003               2004                2003
                                                  ------------        ------------       ------------        ------------
Income:
   Dividends                                      $    873,425        $    720,997       $    700,864        $    252,851

Expenses:
    Mortality and expense risk
       and administrative charges                      218,116             220,595            206,122             111,657
                                                  ------------        ------------       ------------        ------------

Net investment income (loss)                           655,309             500,402            494,742             141,194

Net realized gain (loss)                               534,216            (414,395)           309,115             254,395
Unrealized appreciation (depreciation)
    during the period                                 (347,646)          2,570,734            134,131             762,463
                                                  ------------        ------------       ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations            841,879           2,656,741            937,988           1,158,052

Changes from principal transactions:
       Purchase payments                               133,662             218,165          3,375,994           6,611,324
       Transfers between sub-accounts
           and the Company                          (4,909,901)          7,729,531         (1,854,370)          5,288,293
       Withdrawals                                  (1,265,461)         (1,693,189)          (797,043)           (529,264)
       Annual contract fee                              (7,395)             (8,816)           (15,561)             (1,648)
                                                  ------------        ------------       ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (6,049,095)          6,245,691            709,020          11,368,705
                                                  ------------        ------------       ------------        ------------

Total increase (decrease) in contract
    owners' equity                                  (5,207,216)          8,902,432          1,647,008          12,526,757

Contract owners' equity at beginning of period      18,081,871           9,179,439         13,436,271             909,514
                                                  ------------        ------------       ------------        ------------

Contract owners' equity at end of period          $ 12,874,655        $ 18,081,871       $ 15,083,279        $ 13,436,271
                                                  ============        ============       ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  -----------------------------------------------------------------------
                                                    LIFESTYLE AGGRESSIVE 1000-A            LIFESTYLE AGGRESSIVE 1000-B
                                                  --------------------------------       --------------------------------
                                                       YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                      2004                2003               2004                2003
                                                  ------------        ------------       ------------        ------------
Income:
   Dividends                                      $     41,386        $     18,419       $    255,937        $     11,679

Expenses:
    Mortality and expense risk
       and administrative charges                       84,194              69,052            577,543             127,240
                                                  ------------        ------------       ------------        ------------

Net investment income (loss)                           (42,808)            (50,633)          (321,606)           (115,561)

Net realized gain (loss)                                (6,271)           (392,460)         1,009,904             107,836
Unrealized appreciation (depreciation)
    during the period                                  806,478           1,729,847          4,661,350           3,153,321
                                                  ------------        ------------       ------------        ------------
Net increase (decrease) in contract owners'
    equity from operations                             757,399           1,286,754          5,349,648           3,145,596

Changes from principal transactions:
       Purchase payments                               148,833             264,924         18,740,615          19,172,684
       Transfers between sub-accounts
           and the Company                             265,554             (48,473)        (1,037,752)            607,443
       Withdrawals                                    (340,476)           (521,070)          (674,797)            (17,137)
       Annual contract fee                              (5,492)             (5,284)          (112,047)             (5,749)
                                                  ------------        ------------       ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  68,419            (309,903)        16,916,019          19,757,241
                                                  ------------        ------------       ------------        ------------

Total increase (decrease) in contract
    owners' equity                                     825,818             976,851         22,265,667          22,902,837

Contract owners' equity at beginning of period       5,215,830           4,238,979         24,166,972           1,264,135
                                                  ------------        ------------       ------------        ------------

Contract owners' equity at end of period          $  6,041,648        $  5,215,830       $ 46,432,639        $ 24,166,972
                                                  ============        ============       ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  -----------------------------------------------------------------------
                                                       LIFESTYLE GROWTH 820-A                 LIFESTYLE GROWTH 820-B
                                                  --------------------------------       --------------------------------
                                                       YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                      2004                2003               2004                2003
                                                  ------------        ------------       ------------        ------------
Income:
   Dividends                                      $    438,504        $    303,800       $    990,395        $    110,898

Expenses:
    Mortality and expense risk
       and administrative charges                      466,793             385,087          1,446,031             336,838
                                                  ------------        ------------       ------------        ------------

Net investment income (loss)                           (28,289)            (81,287)          (455,636)           (225,940)

Net realized gain (loss)                                93,681          (1,214,897)         1,735,025              35,011
Unrealized appreciation (depreciation)
    during the period                                3,645,549           7,582,614         13,678,787           6,506,253
                                                  ------------        ------------       ------------        ------------

Net increase (decrease) in contract owners'
    equity from operations                           3,710,941           6,286,430         14,958,176           6,315,324

Changes from principal transactions:
       Purchase payments                               265,385             366,109         84,571,992          32,329,030
       Transfers between sub-accounts
           and the Company                           2,940,655           1,994,928         17,696,242           4,490,772
       Withdrawals                                  (3,291,239)         (2,590,672)        (1,341,871)           (139,532)
       Annual contract fee                             (24,325)            (21,918)          (194,915)             (9,895)
                                                  ------------        ------------       ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (109,524)           (251,553)       100,731,448          36,670,375
                                                  ------------        ------------       ------------        ------------

Total increase (decrease) in contract
    owners' equity                                   3,601,417           6,034,877        115,689,624          42,985,699

Contract owners' equity at
    beginning of period                             29,888,266          23,853,389         47,508,632           4,522,933
                                                  ------------        ------------       ------------        ------------

Contract owners' equity at
    end of period                                 $ 33,489,683        $ 29,888,266       $163,198,256        $ 47,508,632
                                                  ============        ============       ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                             --------------------------------------------------------------
                                             LIFESTYLE BALANCED 640 -- A       LIFESTYLE BALANCED 640 -- B
                                             -----------------------------    -----------------------------
                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                  2004             2003            2004            2003
                                             -------------     -----------    -------------   -------------
Income:
 Dividends                                   $   1,118,401     $   922,738    $   1,890,959   $     484,551

Expenses:
  Mortality and expense risk
    and administrative charges                     782,715         601,872        1,736,701         527,519
                                             -------------     -----------    -------------   -------------

Net investment income (loss)                       335,686         320,866          154,258         (42,968)

Net realized gain (loss)                           197,633        (810,434)       1,794,457         130,465
Unrealized appreciation (depreciation)
  during the period                              5,240,844       8,454,545       13,159,529       7,569,114
                                             -------------     -----------    -------------   -------------
Net increase (decrease) in
  contract owners' equity from
    operations                                   5,774,163       7,964,977       15,108,244       7,656,611

Changes from principal transactions:
    Purchase payments                              641,004         368,270       84,139,619      40,096,474
    Transfers between sub-accounts
      and the Company                            7,198,144       8,939,794        9,998,431      10,609,975
    Withdrawals                                 (5,651,883)     (3,808,864)      (3,990,466)     (1,234,552)
    Annual contract fee                            (29,289)        (24,313)        (195,118)        (19,239)
                                             -------------     -----------    -------------   -------------
Net increase (decrease) in contract owners'
  equity from principal transactions             2,157,976       5,474,887       89,952,466      49,452,658
                                             -------------     -----------    -------------   -------------

Total increase (decrease) in
  contract owners' equity                        7,932,139      13,439,864      105,060,710      57,109,269

Contract owners' equity at
  beginning of period                           48,820,104      35,380,240       66,049,509       8,940,240
                                             -------------     -----------    -------------   -------------
Contract owners' equity at
  end of period                              $  56,752,243     $48,820,104    $ 171,110,219   $  66,049,509
                                             =============     ===========    =============   =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                             ---------------------------------------------------------------
                                              LIFESTYLE MODERATE 460 -- A        LIFESTYLE MODERATE 460 -- B
                                             -----------------------------      ----------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003             2004             2003
                                              -------------    -------------    -------------    -------------
Income:
 Dividends                                    $     790,088    $     730,088    $   1,007,184    $     253,727

Expenses:
  Mortality and expense risk
    and administrative charges                      437,813          377,265          691,720          229,146
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        352,275          352,823          315,464           24,581

Net realized gain (loss)                            138,905         (296,090)         970,019          263,566
Unrealized appreciation (depreciation)
  during the period                               1,934,683        3,487,544        3,257,237        2,022,409
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in
  contract owners' equity from
   operations                                     2,425,863        3,544,277        4,542,720        2,310,556

Changes from principal transactions:
    Purchase payments                               158,612          210,184       30,934,611       17,151,732
    Transfers between sub-accounts
      and the Company                             2,380,546        1,967,807        3,563,887        3,540,885
    Withdrawals                                  (3,024,515)      (1,855,999)      (1,759,112)        (453,360)
    Annual contract fee                             (12,586)         (10,655)         (59,955)          (7,392)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract
  owners' equity from principal
   transactions                                    (497,943)         311,337       32,679,431       20,231,865
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
  contract owners' equity                         1,927,920        3,855,614       37,222,151       22,542,421

Contract owners' equity at
  beginning of period                            26,228,051       22,372,437       27,022,789        4,480,368
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
  end of period                               $  28,155,971    $  26,228,051    $  64,244,940    $  27,022,789
                                              =============    =============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                              LIFESTYLE CONSERVATIVE 280 -- A   LIFESTYLE CONSERVATIVE 280 -- B
                                              ------------------------------    -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004             2003             2004             2003
                                              -------------    -------------    -------------    -------------
Income:
 Dividends                                    $     759,681    $     762,003    $     976,533    $     302,032
Expenses:
  Mortality and expense risk
    and administrative charges                      291,725          336,802          417,381          197,415
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        467,956          425,201          559,152          104,617

Net realized gain (loss)                            620,632          119,544          341,276          139,265
Unrealized appreciation (depreciation)
  during the period                                  62,782        1,369,883          867,555          931,728
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
  contract owners' equity from
    operations                                    1,151,370        1,914,628        1,767,983        1,175,610

Changes from principal transactions:
    Purchase payments                               276,834          104,286       13,073,416       11,443,135
    Transfers between sub-accounts
      and the Company                            (1,602,894)        (864,412)      (1,009,807)       4,001,025
    Withdrawals                                  (2,777,584)      (2,512,813)      (1,304,015)        (539,561)
    Annual contract fee                              (9,652)         (11,737)         (36,842)         (10,124)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract
  owners' equity from principal
   transactions                                  (4,113,296)      (3,284,676)      10,722,752       14,894,475
                                              -------------    -------------    -------------    -------------
Total increase (decrease) in
  contract owners' equity                        (2,961,926)      (1,370,048)      12,490,735       16,070,085

Contract owners' equity at
  beginning of period                            19,070,694       20,440,742       19,982,698        3,912,613
                                              -------------    -------------    -------------    -------------
Contract owners' equity at
  end of period                               $  16,108,768    $  19,070,694    $  32,473,433    $  19,982,698
                                              =============    =============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              ---------------------------------------------------------------
                                                 SMALL COMPANY VALUE -- A          SMALL COMPANY VALUE -- B
                                              ------------------------------    ------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004            2003             2004             2003
                                              -------------    -------------    -------------    -------------
Income:
 Dividends                                    $     183,801    $      53,869    $     182,315    $      26,457

Expenses:
  Mortality and expense risk
    and administrative charges                      210,426          164,762          243,512           99,541
                                              -------------    -------------    -------------    -------------
Net investment income (loss)                        (26,625)        (110,893)         (61,197)         (73,084)

Net realized gain (loss)                            707,096          102,096          884,564            5,955
Unrealized appreciation (depreciation)
  during the period                               2,198,758        2,938,034        2,410,009        1,892,495
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in
  contract owners' equity from
    operations                                    2,879,229        2,929,237        3,233,376        1,825,366

Changes from principal transactions:
    Purchase payments                                96,141          155,206        4,705,198        5,627,582
    Transfers between sub-accounts
      and the Company                               318,865           21,870          240,508        1,842,999
    Withdrawals                                  (1,269,552)        (730,665)        (399,263)        (121,380)
    Annual contract fee                              (8,213)          (7,073)         (31,614)          (4,686)
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in contract owners'
  equity from principal transactions               (862,759)        (560,662)       4,514,829        7,344,515
                                              -------------    -------------    -------------    -------------
Total increase (decrease) in
  contract owners' equity                         2,016,470        2,368,575        7,748,205        9,169,881

Contract owners' equity at
  beginning of period                            12,806,114       10,437,539       11,303,684        2,133,803
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
  end of period                               $  14,822,584    $  12,806,114    $  19,051,889    $  11,303,684
                                              =============    =============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                                 INTERNATIONAL VALUE -- A          INTERNATIONAL VALUE -- B
                                              ------------------------------    ------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004             2003            2004             2003
                                              -------------    -------------    -------------    -------------
Income:
 Dividends                                    $      74,842    $      31,806    $     112,728    $      27,575

Expenses:
  Mortality and expense risk
    and administrative charges                       93,111           61,667          165,724           67,886
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        (18,269)         (29,861)         (52,996)         (40,311)

Net realized gain (loss)                            375,131         (173,688)         532,358          114,033
Unrealized appreciation (depreciation)
  during the period                                 729,461        1,672,711        1,551,053        1,827,137
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
  contract owners' equity from
    operations                                    1,086,323        1,469,162        2,030,415        1,900,859

Changes from principal transactions:
    Purchase payments                                73,019           42,417        2,910,185        4,467,646
    Transfers between sub-accounts
      and the Company                               817,198          600,044          761,415          268,343
    Withdrawals                                    (573,487)        (232,303)        (155,275)         (68,789)
    Annual contract fee                              (2,809)          (2,154)         (27,821)          (3,237)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
  equity from principal transactions                313,921          408,004        3,488,504        4,663,963
                                              -------------    -------------    -------------    -------------
Total increase (decrease) in
  contract owners' equity                         1,400,244        1,877,166        5,518,919        6,564,822

Contract owners' equity at
  beginning of period                             5,360,940        3,483,774        7,674,605        1,109,783
                                              -------------    -------------    -------------    -------------
Contract owners' equity at
  end of period                               $   6,761,184    $   5,360,940    $  13,193,524    $   7,674,605
                                              =============    =============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                              SMALL COMPANY BLEND -- A            SMALL COMPANY BLEND -- B
                                              ----------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004            2003              2004             2003
                                              -------------    -------------    -------------    -------------
Income:
 Dividends                                    $           0    $           0    $           0    $           0

Expenses:
  Mortality and expense risk
    and administrative charges                       74,913           62,218           87,489           34,476
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        (74,913)         (62,218)         (87,489)         (34,476)

Net realized gain (loss)                             59,491         (154,587)         285,600           26,986
Unrealized appreciation (depreciation)
  during the period                                 215,628        1,526,884          148,191          803,893
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in
  contract owners' equity from
    operations                                      200,206        1,310,079          346,302          796,403

Changes from principal transactions:
    Purchase payments                                28,763           56,833        2,088,789        2,568,381
    Transfers between sub-accounts
      and the Company                              (273,383)         692,682          140,080          173,037
    Withdrawals                                    (550,953)        (331,173)         (93,679)         (60,643)
    Annual contract fee                              (2,685)          (2,394)         (13,143)            (784)
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in contract owners'
  equity from principal transactions               (798,258)         415,948        2,122,047        2,679,991
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
  contract owners' equity                          (598,052)       1,726,027        2,468,349        3,476,394

Contract owners' equity at
  beginning of period                             5,243,964        3,517,937        4,011,004          534,610
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
  end of period                               $   4,645,912    $   5,243,964    $   6,479,353    $   4,011,004
                                              =============    =============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      TOTAL RETURN -- A                   TOTAL RETURN -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $  2,164,625      $  3,456,359      $  1,717,016      $  1,233,354

Expenses:
    Mortality and expense risk
       and administrative charges                    681,323           849,154           566,632           401,534
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                       1,483,302         2,607,205         1,150,384           831,820

Net realized gain (loss)                             233,670           631,045          (195,974)           44,890
Unrealized appreciation (depreciation)
    during the period                               (387,038)       (1,513,562)           93,087          (285,280)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,329,934         1,724,688         1,047,497           591,430

Changes from principal transactions:
       Purchase payments                             268,640           487,951         6,073,427        18,611,355
       Transfers between sub-accounts
           and the Company                        (4,380,177)       (2,649,631)       (2,451,715)        2,830,343
       Withdrawals                                (4,425,378)       (4,568,303)       (1,429,216)         (673,113)
       Annual contract fee                           (18,022)          (24,506)          (67,801)          (15,161)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (8,554,937)       (6,754,489)        2,124,695        20,753,424
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (7,225,003)       (5,029,801)        3,172,192        21,344,854

Contract owners' equity at
    beginning of period                           46,831,681        51,861,482        33,337,919        11,993,065
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 39,606,678      $ 46,831,681      $ 36,510,111      $ 33,337,919
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                    U.S. LARGE CAP -- A(2)              U.S. LARGE CAP -- B(2)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     48,841      $     45,271      $     32,692      $     20,404

Expenses:
    Mortality and expense risk
       and administrative charges                    269,459           185,027           220,180           102,205
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (220,618)         (139,756)         (187,488)          (81,801)

Net realized gain (loss)                             163,125          (359,262)          290,625            67,062
Unrealized appreciation (depreciation)
    during the period                              1,403,547         4,065,332           869,741         2,095,717
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,346,054         3,566,314           972,878         2,080,978

Changes from principal transactions:
       Purchase payments                             151,633           180,907         3,365,739         6,418,831
       Transfers between sub-accounts
           and the Company                         4,445,373         1,013,600           676,544           923,129
       Withdrawals                                (1,773,829)         (957,771)         (331,034)          (98,386)
       Annual contract fee                           (11,709)           (8,447)          (37,606)           (2,759)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             2,811,468           228,289         3,673,643         7,240,815
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        4,157,522         3,794,603         4,646,521         9,321,793

Contract owners' equity at
    beginning of period                           14,287,142        10,492,539        10,660,089         1,338,296
                                                ------------      ------------      ------------      ------------
Contract owners' equity at
    end of period                               $ 18,444,664      $ 14,287,142      $ 15,306,610      $ 10,660,089
                                                ============      ============      ============      ============

(2) Effective May 2, 2003, the U.S. Large Cap Value Sub-Account was renamed the U.S. Large Cap through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      MID CAP STOCK -- A                  MID CAP STOCK -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    129,458            96,069           161,618            51,316
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (129,458)          (96,069)         (161,618)          (51,316)

Net realized gain (loss)                             346,511          (207,726)          471,805           229,534
Unrealized appreciation (depreciation)
    during the period                              1,042,501         2,383,762         1,402,015           962,154
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,259,554         2,079,967         1,712,202         1,140,372

Changes from principal transactions:
       Purchase payments                              99,035            77,798         3,801,285         2,988,440
       Transfers between sub-accounts
           and the Company                            34,569         1,305,359           442,973         2,030,418
       Withdrawals                                  (620,613)         (448,113)         (251,627)          (52,630)
       Annual contract fee                            (4,688)           (4,145)          (26,528)           (4,204)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (491,697)          930,899         3,966,103         4,962,024
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          767,857         3,010,866         5,678,305         6,102,396

Contract owners' equity at
    beginning of period                            7,897,684         4,886,818         6,967,426           865,030
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  8,665,541      $  7,897,684      $ 12,645,731      $  6,967,426
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  GLOBAL ALLOCATION -- A (3)          GLOBAL ALLOCATION -- B (3)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     35,289      $     10,487      $     18,639      $      2,343

Expenses:
    Mortality and expense risk
       and administrative charges                     48,284            37,316            35,716            13,727
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (12,995)          (26,829)          (17,077)          (11,384)

Net realized gain (loss)                             (49,664)          (87,951)           41,992             4,640
Unrealized appreciation (depreciation)
    during the period                                364,329           691,033           260,979           229,706
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          301,670           576,253           285,894           222,962

Changes from principal transactions:
       Purchase payments                               4,700             8,782         1,964,611         1,064,992
       Transfers between sub-accounts
           and the Company                          (265,138)          908,000            76,717           118,369
       Withdrawals                                  (888,012)          (68,653)          (50,076)           (9,034)
       Annual contract fee                            (1,280)           (1,153)           (4,466)             (164)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (1,149,730)          846,976         1,986,786         1,174,163
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (848,060)        1,423,229         2,272,680         1,397,125

Contract owners' equity at
    beginning of period                            3,700,746         2,277,517         1,591,007           193,882
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  2,852,686      $  3,700,746      $  3,863,687      $  1,591,007
                                                ============      ============      ============      ============

(3) Effective May 5, 2003, the Tactical Allocation Sub-Account was renamed the Global Allocation through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      DYNAMIC GROWTH -- A                 DYNAMIC GROWTH -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     86,417            71,676            45,784            25,617
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (86,417)          (71,676)          (45,784)          (25,617)

Net realized gain (loss)                            (626,735)         (658,615)          182,036            11,930
Unrealized appreciation (depreciation)
    during the period                              1,094,235         1,950,991           106,715           508,853
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          381,083         1,220,700           242,967           495,166

Changes from principal transactions:
       Purchase payments                              50,071            79,545           262,910           970,236
       Transfers between sub-accounts
           and the Company                          (628,951)        2,235,079          (625,970)        1,659,905
       Withdrawals                                  (501,621)         (241,122)          (45,513)          (15,458)
       Annual contract fee                            (4,408)           (2,939)           (7,188)             (961)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (1,084,909)        2,070,563          (415,761)        2,613,722
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (703,826)        3,291,263          (172,794)        3,108,888

Contract owners' equity at
    beginning of period                            5,946,398         2,655,135         3,219,309           110,421
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  5,242,572      $  5,946,398      $  3,046,515      $  3,219,309
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                 INTERNATIONAL INDEX -- A (4)        INTERNATIONAL INDEX -- B (4)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      9,490      $     11,511      $     17,261      $     13,142

Expenses:
    Mortality and expense risk
       and administrative charges                      6,882             8,887            10,656             7,611
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                           2,608             2,624             6,605             5,531

Net realized gain (loss)                             122,669           (59,015)          193,309              (589)
Unrealized appreciation (depreciation)
    during the period                               (109,785)          213,455          (171,190)          176,481
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations           15,492           157,064            28,724           181,423

Changes from principal transactions:
       Purchase payments                                 668             4,718           388,504           506,541
       Transfers between sub-accounts
           and the Company                          (873,466)          132,392        (1,530,412)          319,378
       Withdrawals                                   (34,669)          (24,817)           (6,352)              (48)
       Annual contract fee                              (508)             (542)           (2,318)             (618)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (907,975)          111,751        (1,150,578)          825,253
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (892,483)          268,815        (1,121,854)        1,006,676

Contract owners' equity at
    beginning of period                              892,483           623,668         1,121,854           115,178
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $          0      $    892,483      $          0      $  1,121,854
                                                ============      ============      ============      ============

(4) Ceased Operations, June 18, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                TOTAL STOCK MARKET INDEX -- A       TOTAL STOCK MARKET INDEX -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     11,098      $          0      $     30,036      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     28,582            24,117            92,970            22,571
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (17,484)          (24,117)          (62,934)          (22,571)

Net realized gain (loss)                              39,515           (88,664)          220,826            12,664
Unrealized appreciation (depreciation)
    during the period                                144,426           496,797           406,322           435,673
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          166,457           384,016           564,214           425,766

Changes from principal transactions:
       Purchase payments                              55,257            31,181         2,237,450         2,826,143
       Transfers between sub-accounts
           and the Company                            64,911            60,634          (325,403)          654,858
       Withdrawals                                  (100,007)          (93,363)          (73,081)          (45,466)
       Annual contract fee                            (1,408)           (1,380)          (12,714)             (964)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                18,753            (2,928)        1,826,252         3,434,571
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          185,210           381,088         2,390,466         3,860,337

Contract owners' equity at
    beginning of period                            1,713,087         1,331,999         4,149,359           289,022
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,898,297      $  1,713,087      $  6,539,825      $  4,149,359
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       500 INDEX -- A                      500 INDEX -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     94,000      $     81,234      $    119,315      $     42,055

Expenses:
    Mortality and expense risk
       and administrative charges                    168,720           136,911           241,993           108,926
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (74,720)          (55,677)         (122,678)          (66,871)

Net realized gain (loss)                             575,296          (624,943)          648,081           221,028
Unrealized appreciation (depreciation)
    during the period                                435,341         2,507,781           746,432         1,704,668
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          935,917         1,827,161         1,271,835         1,858,825

Changes from principal transactions:
       Purchase payments                              74,697           156,937         3,092,727         5,952,622
       Transfers between sub-accounts
           and the Company                         2,696,921          (434,436)        2,354,064         2,928,698
       Withdrawals                                  (981,155)         (624,968)         (384,270)         (145,212)
       Annual contract fee                            (8,506)           (7,295)          (31,755)           (4,111)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             1,781,957          (909,762)        5,030,766         8,731,997
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        2,717,874           917,399         6,302,601        10,590,822

Contract owners' equity at
    beginning of period                           10,136,124         9,218,725        12,452,785         1,861,963
                                                ------------      ------------      ------------      ------------
Contract owners' equity at
    end of period                               $ 12,853,998      $ 10,136,124      $ 18,755,386      $ 12,452,785
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      MID CAP INDEX -- A                  MID CAP INDEX -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     11,240      $          0      $     20,301      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     33,196            26,988            82,424            29,495
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (21,956)          (26,988)          (62,123)          (29,495)

Net realized gain (loss)                             146,528           (95,747)          289,954            36,571
Unrealized appreciation (depreciation)
    during the period                                146,575           614,869           482,090           586,473
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          271,147           492,134           709,921           593,549

Changes from principal transactions:
       Purchase payments                              19,002             9,491         1,422,086         1,648,974
       Transfers between sub-accounts
           and the Company                            (1,440)          140,073           558,357           891,568
       Withdrawals                                  (159,662)         (162,984)         (105,296)          (53,044)
       Annual contract fee                            (1,571)           (1,157)          (11,883)           (2,080)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (143,671)          (14,577)        1,863,264         2,485,418
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          127,476           477,557         2,573,185         3,078,967

Contract owners' equity at
    beginning of period                            2,073,056         1,595,499         3,734,931           655,964
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  2,200,532      $  2,073,056      $  6,308,116      $  3,734,931
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     SMALL CAP INDEX -- A                SMALL CAP INDEX -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      6,733      $          0      $     11,071      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     34,216            25,276            82,818            26,942
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (27,483)          (25,276)          (71,747)          (26,942)

Net realized gain (loss)                             145,013           168,967           125,871           309,772
Unrealized appreciation (depreciation)
    during the period                                111,232           326,595           586,749           304,459
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          228,762           470,286           640,873           587,289

Changes from principal transactions:
       Purchase payments                              13,296             8,132         1,609,116         1,511,629
       Transfers between sub-accounts
           and the Company                            51,473          (586,369)          745,229           907,381
       Withdrawals                                  (107,233)         (165,124)         (130,034)          (32,154)
       Annual contract fee                            (2,070)           (1,296)          (11,110)           (1,993)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               (44,534)         (744,657)        2,213,201         2,384,863
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          184,228          (274,371)        2,854,074         2,972,152

Contract owners' equity at
    beginning of period                            1,775,486         2,049,857         3,468,629           496,477
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,959,714      $  1,775,486      $  6,322,703      $  3,468,629
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                   CAPITAL APPRECIATION -- A           CAPITAL APPRECIATION -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     22,014            18,560            38,650            19,241
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (22,014)          (18,560)          (38,650)          (19,241)

Net realized gain (loss)                             (12,452)          (97,003)           90,255            16,099
Unrealized appreciation (depreciation)
    during the period                                127,688           395,736           139,836           326,715
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations           93,222           280,173           191,441           323,573

Changes from principal transactions:
       Purchase payments                              34,978            31,329           715,183         1,177,803
       Transfers between sub-accounts
           and the Company                            37,788           (28,456)         (152,739)          169,984
       Withdrawals                                   (85,613)          (48,054)          (44,515)          (17,959)
       Annual contract fee                              (796)             (862)           (5,738)             (524)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               (13,643)          (46,043)          512,191         1,329,304
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                           79,579           234,130           703,632         1,652,877

Contract owners' equity at
    beginning of period                            1,307,213         1,073,083         2,074,659           421,782
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,386,792      $  1,307,213      $  2,778,291      $  2,074,659
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     HEALTH SCIENCES -- A                HEALTH SCIENCES -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     73,377            54,283            91,628            31,111
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (73,377)          (54,283)          (91,628)          (31,111)

Net realized gain (loss)                             317,170          (149,470)          249,559            57,504
Unrealized appreciation (depreciation)
    during the period                                239,291         1,165,066           477,150           477,124
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          483,084           961,313           635,081           503,517

Changes from principal transactions:
       Purchase payments                              35,535            47,755         2,274,923         2,118,074
       Transfers between sub-accounts
           and the Company                           155,802           452,321           435,247           557,528
       Withdrawals                                  (456,735)         (182,991)         (126,901)          (50,169)
       Annual contract fee                            (4,255)           (3,277)          (13,761)           (1,112)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (269,653)          313,808         2,569,508         2,624,321
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          213,431         1,275,121         3,204,589         3,127,838

Contract owners' equity at
    beginning of period                            4,131,295         2,856,174         3,722,245           594,407
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  4,344,726      $  4,131,295      $  6,926,834      $  3,722,245
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                   FINANCIAL SERVICES -- A             FINANCIAL SERVICES -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     10,911      $      3,733      $     10,482      $      1,610

Expenses:
    Mortality and expense risk
       and administrative charges                     43,526            36,305            59,379            22,060
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (32,615)          (32,572)          (48,897)          (20,450)

Net realized gain (loss)                             103,219           (94,381)          151,202            42,862
Unrealized appreciation (depreciation)
    during the period                                119,451           758,455           177,928           405,841
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          190,055           631,502           280,233           428,253

Changes from principal transactions:
       Purchase payments                              21,849            41,854         1,444,410         1,539,064
       Transfers between sub-accounts
           and the Company                          (163,591)          286,627          (187,568)          352,495
       Withdrawals                                  (342,542)         (115,935)          (45,861)          (32,158)
       Annual contract fee                            (1,860)           (1,705)           (7,872)             (845)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (486,144)          210,841         1,203,109         1,858,556
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (296,089)          842,343         1,483,342         2,286,809

Contract owners' equity at
    beginning of period                            2,900,715         2,058,372         2,705,259           418,450
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  2,604,626      $  2,900,715      $  4,188,601      $  2,705,259
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  QUANTITATIVE MID CAP -- A           QUANTITATIVE MID CAP -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     17,802             6,506            15,305             4,377
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (17,802)           (6,506)          (15,305)           (4,377)

Net realized gain (loss)                              51,801           (22,303)           24,444             1,089
Unrealized appreciation (depreciation)
    during the period                                167,114           154,219           145,020            87,401
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          201,113           125,410           154,159            84,113

Changes from principal transactions:
       Purchase payments                               6,457             6,425           203,076           250,966
       Transfers between sub-accounts
           and the Company                         1,119,128            (3,388)          423,392            63,875
       Withdrawals                                  (105,457)          (48,280)          (12,355)             (467)
       Annual contract fee                            (1,045)             (399)           (1,795)             (162)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             1,019,083           (45,642)          612,318           314,212
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,220,196            79,768           766,477           398,325

Contract owners' equity at
    beginning of period                              465,917           386,149           519,431           121,106
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,686,113      $    465,917      $  1,285,908      $    519,431
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                    STRATEGIC GROWTH -- A               STRATEGIC GROWTH -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     32,021            30,766            63,232            37,672
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (32,021)          (30,766)          (63,232)          (37,672)

Net realized gain (loss)                                (987)         (118,765)          239,307            35,271
Unrealized appreciation (depreciation)
    during the period                                116,503           541,167            16,467           587,537
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations           83,495           391,636           192,542           585,136

Changes from principal transactions:
       Purchase payments                              27,239            21,630           568,403         2,156,283
       Transfers between sub-accounts
           and the Company                           (89,509)          (83,641)         (777,488)          650,208
       Withdrawals                                  (105,526)         (112,261)          (27,833)          (26,004)
       Annual contract fee                            (1,975)           (2,007)          (12,240)           (2,462)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (169,771)         (176,279)         (249,158)        2,778,025
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          (86,276)          215,357           (56,616)        3,363,161

Contract owners' equity at
    beginning of period                            1,980,476         1,765,119         4,072,745           709,584
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,894,200      $  1,980,476      $  4,016,129      $  4,072,745
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      ALL CAP VALUE -- A                  ALL CAP VALUE -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      9,236      $      1,570      $     17,148      $      2,770

Expenses:
    Mortality and expense risk
       and administrative charges                     47,460            32,883           108,764            38,404
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (38,224)          (31,313)          (91,616)          (35,634)

Net realized gain (loss)                             135,653          (225,343)          295,033            81,051
Unrealized appreciation (depreciation)
    during the period                                301,376           877,259           730,048           735,170
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          398,805           620,603           933,465           780,587

Changes from principal transactions:
       Purchase payments                              37,417            54,178         2,479,456         2,359,352
       Transfers between sub-accounts
           and the Company                           621,488           258,582           466,372           678,338
       Withdrawals                                  (298,091)         (102,400)         (233,575)           40,242
       Annual contract fee                            (2,430)           (1,690)          (17,987)           (1,296)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               358,384           208,670         2,694,266         3,076,636
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          757,189           829,273         3,627,731         3,857,223

Contract owners' equity at
    beginning of period                            2,613,330         1,784,057         4,450,912           593,689
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  3,370,519      $  2,613,330      $  8,078,643      $  4,450,912
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                   STRATEGIC VALUE -- A (5)            STRATEGIC VALUE -- B (5)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      6,085      $        252      $      9,052      $        608

Expenses:
    Mortality and expense risk
       and administrative charges                     27,156            24,540            48,638            15,495
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (21,071)          (24,288)          (39,586)          (14,887)

Net realized gain (loss)                              37,306           (68,528)           67,034            21,076
Unrealized appreciation (depreciation)
    during the period                                231,092           463,467           468,916           239,083
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          247,327           370,651           496,364           245,272

Changes from principal transactions:
       Purchase payments                              27,068            74,877         1,207,774         1,141,611
       Transfers between sub-accounts
           and the Company                           (24,511)         (129,369)          403,304           198,807
       Withdrawals                                  (196,871)         (102,774)         (101,618)          (19,138)
       Annual contract fee                            (1,681)           (1,759)           (8,009)           (1,373)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (195,995)         (159,025)        1,501,451         1,319,907
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                           51,332           211,626         1,997,815         1,565,179

Contract owners' equity at
    beginning of period                            1,666,570         1,454,944         1,982,849           417,670
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,717,902      $  1,666,570      $  3,980,664      $  1,982,849
                                                ============      ============      ============      ============

(5) Effective May 5, 2003, the Capital Opportunities Sub-Account was renamed Strategic Value through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        UTILITIES -- A                     UTILITIES -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     22,094      $     14,695      $     15,997      $      4,135

Expenses:
    Mortality and expense risk
       and administrative charges                     38,044            24,961            30,681             8,764
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (15,950)          (10,266)          (14,684)           (4,629)

Net realized gain (loss)                             210,577           (44,873)          133,193             9,188
Unrealized appreciation (depreciation)
    during the period                                465,013           472,317           414,403           159,728
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          659,640           417,178           532,912           164,287

Changes from principal transactions:
       Purchase payments                              18,465            24,286           794,395           615,313
       Transfers between sub-accounts
           and the Company                         1,006,945           285,437           680,518           239,842
       Withdrawals                                  (175,892)          (71,964)          (36,659)           (9,118)
       Annual contract fee                            (2,054)           (1,200)           (3,971)             (229)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               847,464           236,559         1,434,283           845,808
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,507,104           653,737         1,967,195         1,010,095

Contract owners' equity at
    beginning of period                            1,961,163         1,307,426         1,132,987           122,892
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  3,468,267      $  1,961,163      $  3,100,182      $  1,132,987
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      MID CAP VALUE -- A                  MID CAP VALUE -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     48,063      $     29,698      $     69,089      $     20,161

Expenses:
    Mortality and expense risk
       and administrative charges                    157,672           118,207           271,555           109,012
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (109,609)          (88,509)         (202,466)          (88,851)

Net realized gain (loss)                             265,618          (153,397)          623,534           (14,661)
Unrealized appreciation (depreciation)
    during the period                              1,901,963         1,810,447         3,223,569         2,088,171
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        2,057,972         1,568,541         3,644,637         1,984,659

Changes from principal transactions:
       Purchase payments                              68,218           133,695         5,716,047         6,413,192
       Transfers between sub-accounts
           and the Company                         1,872,178          (589,049)          557,053         1,529,779
       Withdrawals                                  (675,582)         (366,033)         (364,785)         (114,772)
       Annual contract fee                            (7,034)           (5,936)          (38,862)           (6,149)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             1,257,780          (827,323)        5,869,453         7,822,050
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        3,315,752           741,218         9,514,090         9,806,709

Contract owners' equity at
    beginning of period                            8,406,223         7,665,005        12,294,350         2,487,641
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,721,975      $  8,406,223      $ 21,808,440      $ 12,294,350
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                    FUNDAMENTAL VALUE -- A              FUNDAMENTAL VALUE -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     44,823      $     20,325      $     48,628      $     14,544

Expenses:
    Mortality and expense risk
       and administrative charges                    152,048           122,588           203,936            90,889
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (107,225)         (102,263)         (155,308)          (76,345)

Net realized gain (loss)                             160,166           (65,024)          286,733            29,230
Unrealized appreciation (depreciation)
    during the period                                833,349         2,025,709         1,181,807         1,701,360
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          886,290         1,858,422         1,313,232         1,654,245

Changes from principal transactions:
       Purchase payments                              34,133           116,555         5,516,825         5,102,330
       Transfers between sub-accounts
           and the Company                           784,575           263,864         1,486,299           310,735
       Withdrawals                                  (695,609)         (395,636)         (234,771)          (77,993)
       Annual contract fee                            (6,384)           (5,510)          (27,729)           (4,988)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               116,715           (20,727)        6,740,624         5,330,084
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,003,005         1,837,695         8,053,856         6,984,329

Contract owners' equity at
    beginning of period                            8,736,554         6,898,859         9,219,586         2,235,257
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  9,739,559      $  8,736,554      $ 17,273,442      $  9,219,586
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                   EMERGING GROWTH -- B (6)           NATURAL RESOURCES -- B (6)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      8,280      $     12,532      $     51,994      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                      7,501             1,040            56,670             4,761
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                             779            11,492            (4,676)           (4,761)

Net realized gain (loss)                             (27,274)            3,853           443,878            14,447
Unrealized appreciation (depreciation)
    during the period                                 38,042              (867)          449,278           207,735
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations           11,547            14,478           888,480           217,421

Changes from principal transactions:
       Purchase payments                             422,182           284,698         1,741,815           592,622
       Transfers between sub-accounts
           and the Company                          (105,730)           66,970         1,177,527           655,022
       Withdrawals                                   (18,470)           (3,859)          (65,687)             (925)
       Annual contract fee                            (1,418)                0            (4,712)              (70)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               296,564           347,809         2,848,943         1,246,649
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          308,111           362,287         3,737,423         1,464,070

Contract owners' equity at
    beginning of period                              362,287                 0         1,464,070                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $    670,398      $    362,287      $  5,201,493      $  1,464,070
                                                ============      ============      ============      ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                           MID CAP                            QUANTITATIVE
                                                         CORE -- B (6)                       ALL CAP -- B (6)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     27,005      $          0      $      6,397      $      2,932

Expenses:
    Mortality and expense risk
       and administrative charges                     57,667             9,287             3,467               504
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (30,662)           (9,287)            2,930             2,428

Net realized gain (loss)                             132,922             2,491               408                39
Unrealized appreciation (depreciation)
    during the period                                301,950           159,608            31,683             7,102
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          404,210           152,812            35,021             9,569

Changes from principal transactions:
       Purchase payments                           1,876,837         1,193,705           203,033            38,166
       Transfers between sub-accounts
           and the Company                           308,152           761,185            23,601            43,766
       Withdrawals                                   (90,940)           (2,484)             (506)                0
       Annual contract fee                            (8,782)             (654)             (343)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             2,085,267         1,951,752           225,785            81,932
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        2,489,477         2,104,564           260,806            91,501

Contract owners' equity at
    beginning of period                            2,104,564                 0            91,501                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  4,594,041      $  2,104,564      $    352,307      $     91,501
                                                ============      ============      ============      ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ---------------------------------------------------------------
                                                   LARGE CAP VALUE--B (6)        SMALL CAP OPPORTUNITIES--B (6)
                                                ----------------------------     ------------------------------
                                                   YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2004             2003             2004             2003
                                                -----------      -----------      -----------      ------------
Income:
   Dividends                                    $    21,329      $     8,110           22,672      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                    21,121              825           24,630            2,412
                                                -----------      -----------      -----------      -----------

Net investment income (loss)                            208            7,285           (1,958)          (2,412)

Net realized gain (loss)                             37,038              (50)         178,465            3,911
Unrealized appreciation (depreciation)
    during the period                               280,900           10,981          217,324           84,464
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations         318,146           18,216          393,831           85,963

Changes from principal transactions:
       Purchase payments                            731,200          317,628          804,183          503,585
       Transfers between sub-accounts
           and the Company                        1,178,791          102,114          663,315           92,737
       Withdrawals                                 (107,133)            (151)         (78,697)            (463)
       Annual contract fee                           (1,964)             (11)          (3,818)              (7)
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            1,800,894          419,580        1,384,983          595,852
                                                -----------      -----------      -----------      -----------
Total increase (decrease) in
    contract owners' equity                       2,119,040          437,796        1,778,814          681,815

Contract owners' equity at
    beginning of period                             437,796                0          681,815                0
                                                -----------      -----------      -----------      -----------

Contract owners' equity at
    end of period                               $ 2,556,836      $   437,796      $ 2,460,629      $   681,815
                                                ===========      ===========      ===========      ===========

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See acompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                           SPECIAL
                                                         VALUE--B (6)                   REAL RETURN BOND--B(6)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004             2003              2004               2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      3,481      $          0      $    137,961      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                      7,947               431           154,494            23,220
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                          (4,466)             (431)          (16,533)          (23,220)

Net realized gain (loss)                               8,230             1,126           112,208           (23,145)
Unrealized appreciation (depreciation)
    during the period                                 93,428             6,452           563,010           112,197
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations           97,192             7,147           658,685            65,832

Changes from principal transactions:
       Purchase payments                             175,824            46,639         3,743,917         2,949,178
       Transfers between sub-accounts
           and the Company                           490,762            57,695         4,311,004         1,240,155
       Withdrawals                                   (16,855)             (535)         (524,560)          (22,311)
       Annual contract fee                              (749)               (1)          (14,526)             (365)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               648,982           103,798         7,515,835         4,166,657
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          746,174           110,945         8,174,520         4,232,489

Contract owners' equity at
    beginning of period                              110,945                 0         4,232,489                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $    857,119      $    110,945      $ 12,407,009      $  4,232,489
                                                ============      ============      ============      ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See acompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                AMERICAN INTERNATIONAL--B (6)           AMERICAN GROWTH--B (6)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004             2003              2004               2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    154,390      $          0      $      7,652      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    161,964            11,491           479,100            53,693
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                          (7,574)          (11,491)         (471,448)          (53,693)

Net realized gain (loss)                             251,122            35,617           571,358            84,945
Unrealized appreciation (depreciation)
    during the period                              1,997,715           299,877         3,754,739           968,603
                                                ------------      ------------      ------------      ------------
Net increase (decrease) in
    contract owners' equity from operations        2,241,263           324,003         3,854,649           999,855

Changes from principal transactions:
       Purchase payments                          12,718,657         1,978,200        26,005,620         7,878,862
       Transfers between sub-accounts
           and the Company                         3,597,319         1,186,357         7,664,599         4,624,483
       Withdrawals                                  (340,602)          (14,606)         (934,622)          (68,843)
       Annual contract fee                           (12,801)              (91)          (49,190)             (896)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            15,962,573         3,149,860        32,686,407        12,433,606
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       18,203,836         3,473,863        36,541,056        13,433,461

Contract owners' equity at
    beginning of period                            3,473,863                 0        13,433,461                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 21,677,699      $  3,473,863      $ 49,974,517      $ 13,433,461
                                                ============      ============      ============      ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                     ------------------------------------------------------------
                                                     AMERICAN BLUE-CHIP INCOME &     AMERICAN GROWTH- INCOME--B(6)
                                                            GROWTH--B (6)
                                                     ----------------------------    ----------------------------
                                                        YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                         2004            2003            2004            2003
                                                     ------------    ------------    ------------    ------------
Income:
   Dividends                                         $          0    $          0    $     81,804    $          0

Expenses:
    Mortality and expense risk
       and administrative charges                         208,753          34,968         359,178          37,203
                                                     ------------    ------------    ------------    ------------

Net investment income (loss)                             (208,753)        (34,968)       (277,374)        (37,203)

Net realized gain (loss)                                  140,218           9,350         410,591          32,820
Unrealized appreciation (depreciation)
    during the period                                   1,159,824         708,977       2,274,672         745,814
                                                     ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations             1,091,289         683,359       2,407,889         741,431

Changes from principal transactions:
       Purchase payments                                5,465,966       5,812,104      21,793,977       5,904,162
       Transfers between sub-accounts
           and the Company                              3,133,237       1,581,806       6,662,651       2,811,062
       Withdrawals                                       (452,894)        (18,051)       (762,516)        (91,795)
       Annual contract fee                                (27,455)           (293)        (34,040)           (548)
                                                     ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  8,118,854       7,375,566      27,660,072       8,622,881
                                                     ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                             9,210,143       8,058,925      30,067,961       9,364,312

Contract owners' equity at
    beginning of period                                 8,058,925               0       9,364,312               0
                                                     ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                                    $ 17,269,068    $  8,058,925    $ 39,432,273    $  9,364,312
                                                     ============    ============    ============    ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                            -----------------------------------------
                                                            AMERICAN CENTURY -       PIMCO VIT ALL
                                                             SMALL COMPANY (7)         ASSET (7)
                                                            ------------------     ------------------
                                                                YEAR ENDED            YEAR ENDED
                                                                DECEMBER 31           DECEMBER 31
                                                                   2004                   2004
                                                            ------------------     ------------------
Income:
   Dividends                                                $                0     $           57,076

Expenses:
    Mortality and expense risk
       and administrative charges                                          333                  9,449
                                                            ------------------     ------------------

Net investment income (loss)                                              (333)                47,627

Net realized gain (loss)                                                   298                  8,214
Unrealized appreciation (depreciation)
    during the period                                                    7,487                 49,600
                                                            ------------------     ------------------

Net increase (decrease) in
    contract owners' equity from operations                              7,452                105,441

Changes from principal transactions:
       Purchase payments                                                37,832                746,961
       Transfers between sub-accounts
           and the Company                                              21,574              1,376,043
       Withdrawals                                                        (183)               (12,830)
       Annual contract fee                                                  (8)                  (179)
                                                            ------------------     ------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                                  59,215              2,109,995
                                                            ------------------     ------------------

Total increase (decrease) in
    contract owners' equity                                             66,667              2,215,436

Contract owners' equity at
    beginning of period                                                      0                      0
                                                            ------------------     ------------------

Contract owners' equity at
    end of period                                           $           66,667     $        2,215,436
                                                            ==================     ==================

(7) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                            -----------------------------------------
                                                              CORE EQUITY (7)       CLASSIC VALUE (7)
                                                            ------------------     ------------------
                                                                YEAR ENDED            YEAR ENDED
                                                                DECEMBER 31           DECEMBER 31
                                                                   2004                   2004
                                                            ------------------     ------------------
Income:
   Dividends                                                $                0     $            3,700

Expenses:
    Mortality and expense risk
       and administrative charges                                        6,418                  3,325
                                                            ------------------     ------------------
Net investment income (loss)                                            (6,418)
                                                                                                  375

Net realized gain (loss)                                                10,095                  1,944
Unrealized appreciation (depreciation)
    during the period                                                  195,220                 61,294
                                                            ------------------     ------------------

Net increase (decrease) in
    contract owners' equity from operations                            198,897                 63,613
Changes from principal transactions:
       Purchase payments                                             1,518,806                604,679
       Transfers between sub-accounts
           and the Company                                              79,003                 90,368
       Withdrawals                                                      (1,437)                  (458)
       Annual contract fee                                                 (11)                   (11)
                                                            ------------------     ------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                               1,596,361                694,578
                                                            ------------------     ------------------

Total increase (decrease) in
    contract owners' equity                                          1,795,258                758,191

Contract owners' equity at
    beginning of period                                                      0                      0
                                                            ------------------     ------------------

Contract owners' equity at
    end of period                                           $        1,795,258     $          758,191
                                                            ==================     ==================

(7) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                            -----------------------------------------
                                                                                        US GLOBAL
                                                            QUANTITATIVE VALUE       LEADERS GROWTH
                                                                   (7)                    (7)
                                                            ------------------     ------------------
                                                                YEAR ENDED            YEAR ENDED
                                                                DECEMBER 31           DECEMBER 31
                                                                   2004                   2004
                                                            ------------------     ------------------
Income:
   Dividends                                                                 0     $            2,260

Expenses:
    Mortality and expense risk
       and administrative charges                                          194                  2,620
                                                            ------------------     ------------------

Net investment income (loss)                                              (194)                  (360)

Net realized gain (loss)                                                    30                    134
Unrealized appreciation (depreciation)
    during the period                                                    5,420                 31,192
                                                            ------------------     ------------------

Net increase (decrease) in
    contract owners' equity from operations                              5,256                 30,966

Changes from principal transactions:
       Purchase payments                                                25,803                551,827
       Transfers between sub-accounts
           and the Company                                              76,813                  6,256
       Withdrawals                                                        (154)                     0
       Annual contract fee                                                   0                      0
                                                            ------------------     ------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                                 102,462                558,083
                                                            ------------------     ------------------

Total increase (decrease) in
    contract owners' equity                                            107,718                589,049

Contract owners' equity at
    beginning of period                                                      0                      0
                                                            ------------------     ------------------

Contract owners' equity at
    end of period                                                      107,718     $          589,049
                                                            ==================     ==================

(7) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                            -----------------------------------------
                                                               JOHN HANCOCK         JOHN HANCOCK VST
                                                            STRATEGIC INCOME--        INTL' EQ-- A
                                                                 B (7)                    (7)
                                                            ------------------     ------------------
                                                                YEAR ENDED             YEAR ENDED
                                                                DECEMBER 31            DECEMBER 31
                                                                   2004                   2004
                                                            ------------------     ------------------
Income:
   Dividends                                                $           10,646     $            3,246

Expenses:
    Mortality and expense risk
       and administrative charges                                        3,629                  6,941
                                                            ------------------     ------------------

Net investment income (loss)                                             7,017                 (3,695)

Net realized gain (loss)                                                   391                  3,795
Unrealized appreciation (depreciation)
    during the period                                                   25,899                129,344
                                                            ------------------     ------------------

Net increase (decrease) in
    contract owners' equity from operations                             33,307                129,444

Changes from principal transactions:
       Purchase payments                                               649,939                  7,091
       Transfers between sub-accounts
           and the Company                                              62,629                886,768
       Withdrawals                                                        (335)               (17,551)
       Annual contract fee                                                   0                   (112)
                                                            ------------------     ------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                                 712,233                876,196
                                                            ------------------     ------------------

Total increase (decrease) in
    contract owners' equity                                            745,540              1,005,640

Contract owners' equity at
    beginning of period                                                      0                      0
                                                            ------------------     ------------------

Contract owners' equity at
    end of period                                           $          745,540     $        1,005,640
                                                            ==================     ==================

(7) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                            -----------------------------------------
                                                               JOHN HANCOCK         GREAT COMPANIES
                                                            VST INTL' EQ--B          OF AMERICA--B
                                                                   (7)                    (8)
                                                            ------------------     ------------------
                                                                YEAR ENDED             YEAR ENDED
                                                                DECEMBER 31            DECEMBER 31
                                                                   2004                   2004
                                                            ------------------     ------------------
Income:
   Dividends                                                $            7,470     $                2

Expenses:
    Mortality and expense risk
       and administrative charges                                       16,974                    200
                                                            ------------------     ------------------

Net investment income (loss)                                            (9,504)                  (198)

Net realized gain (loss)                                               (32,760)                (5,772)
Unrealized appreciation (depreciation)
    during the period                                                  321,452                    (54)
                                                            ------------------     ------------------

Net increase (decrease) in
    contract owners' equity from operations                            279,188                 (6,024)

Changes from principal transactions:
       Purchase payments                                               308,024                 45,635
       Transfers between sub-accounts
           and the Company                                           1,890,180                (25,425)
       Withdrawals                                                     (34,128)                     0
       Annual contract fee                                              (7,497)                     0
                                                            ------------------     ------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                               2,156,579                 20,210
                                                            ------------------     ------------------

Total increase (decrease) in
    contract owners' equity                                          2,435,767                 14,186

Contract owners' equity at
    beginning of period                                                      0                      0
                                                            ------------------     ------------------

Contract owners' equity at
    end of period                                           $        2,435,767     $           14,186
                                                            ==================     ==================

(7) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(8) Commencement of Operations, August 4, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                     SCUDDER 21ST CENTURY GROWTH--B (9)       SCUDDER CAPITAL GROWTH--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $              0   $              0   $          1,818   $              0

Expenses:
    Mortality and expense risk
       and administrative charges                              10,434              1,882             19,308              2,844
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                  (10,434)            (1,882)           (17,490)            (2,844)

Net realized gain (loss)                                        2,131                514             36,997                399
Unrealized appreciation (depreciation)
    during the period                                          63,173             22,849             78,455             42,285
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                    54,870             21,481             97,962             39,840

Changes from principal transactions:
       Purchase payments                                      288,972            381,625            595,279            706,674
       Transfers between sub-accounts
           and the Company                                     11,239             19,889             50,365             14,244
       Withdrawals                                             (2,109)                (6)            (7,794)            (2,502)
       Annual contract fee                                     (2,019)                 0             (3,536)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        296,083            401,508            634,314            718,416
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                   350,953            422,989            732,276            758,256

Contract owners' equity at
    beginning of period                                       422,989                  0            758,256                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $        773,942   $        422,989   $      1,490,532   $        758,256
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                       SCUDDER GLOBAL DISCOVERY--B (9)        SCUDDER GROWTH & INCOME--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $              0   $              0   $          8,552   $              0

Expenses:
    Mortality and expense risk
       and administrative charges                              14,093              1,380             32,588              3,154
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                  (14,093)            (1,380)           (24,036)            (3,154)

Net realized gain (loss)                                       19,737              1,156             38,376              1,481
Unrealized appreciation (depreciation)
    during the period                                         210,687             37,851            181,796             59,492
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                   216,331             37,627            196,136             57,819

Changes from principal transactions:
       Purchase payments                                      651,358            334,939          1,947,860            882,698
       Transfers between sub-accounts
           and the Company                                     29,020             38,071            (13,249)            29,853
       Withdrawals                                            (10,513)              (648)           (32,543)            (3,460)
       Annual contract fee                                     (1,848)                 0             (3,922)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        668,017            372,362          1,898,146            909,091
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                   884,348            409,989          2,094,282            966,910

Contract owners' equity at
    beginning of period                                       409,989                  0            966,910                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $      1,294,337   $        409,989   $      3,061,192   $        966,910
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                        SCUDDER HEALTH SCIENCES--B (9)         SCUDDER INTERNATIONAL--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $              0   $              0   $         21,230   $              0

Expenses:
    Mortality and expense risk

       and administrative charges                              33,101              6,001             41,255              4,105
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                  (33,101)            (6,001)           (20,025)            (4,105)

Net realized gain (loss)                                       38,992             17,562             61,437              3,039
Unrealized appreciation (depreciation)
    during the period                                         138,645             82,832            399,616            106,039
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                   144,536             94,393            441,028            104,973

Changes from principal transactions:
       Purchase payments                                    1,054,931          1,017,557          2,114,701          1,047,015
       Transfers between sub-accounts
           and the Company                                     93,069             77,906            (71,710)            79,808
       Withdrawals                                            (20,911)            (4,280)           (73,439)            (3,265)
       Annual contract fee                                     (5,647)                 0             (5,600)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      1,121,442          1,091,183          1,963,952          1,123,558
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                 1,265,978          1,185,576          2,404,980          1,228,531

Contract owners' equity at
    beginning of period                                     1,185,576                  0          1,228,531                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $      2,451,554   $      1,185,576   $      3,633,511   $      1,228,531
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                      SCUDDER AGGRESSIVE GROWTH--B (9)           SCUDDER BLUE CHIP--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $              0   $              0   $          6,578   $              0

Expenses:
    Mortality and expense risk
       and administrative charges                              18,020              2,591             49,865              7,021
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                  (18,020)            (2,591)           (43,287)            (7,021)

Net realized gain (loss)                                        3,478              1,024             66,849              1,154
Unrealized appreciation (depreciation)
    during the period                                          31,467             36,418            410,403            139,908
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                    16,925             34,851            433,965            134,041

Changes from principal transactions:
       Purchase payments                                      534,595            572,739          1,866,260          1,536,994
       Transfers between sub-accounts
           and the Company                                     50,344            110,794            180,477             79,491
       Withdrawals                                             (5,959)               (51)           (93,391)            (7,481)
       Annual contract fee                                     (3,288)                 0             (8,325)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        575,692            683,482          1,945,021          1,609,004
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                   592,617            718,333          2,378,986          1,743,045

Contract owners' equity at
    beginning of period                                       718,333                  0          1,743,045                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $      1,310,950   $        718,333   $      4,122,031   $      1,743,045
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                       SCUDDER CONTARIAN VALUE--B (9)        SCUDDER GLOBAL BLUE CHIP--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $         46,776   $              0   $          5,813   $              0

Expenses:
    Mortality and expense risk
       and administrative charges                              66,908              5,385             16,571              2,215
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                  (20,132)            (5,385)           (10,758)            (2,215)

Net realized gain (loss)                                       71,527              3,538             10,955                368
Unrealized appreciation (depreciation)
    during the period                                         295,507            124,628            159,252             55,315
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                   346,902            122,781            159,449             53,468

Changes from principal transactions:
       Purchase payments                                    2,748,315          1,290,055            417,302            524,990
       Transfers between sub-accounts
           and the Company                                    431,842            161,650            258,035             20,353
       Withdrawals                                            (47,169)            (4,158)           (17,476)              (107)
       Annual contract fee                                    (12,022)                 0             (3,121)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      3,120,966          1,447,547            654,740            545,236
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                 3,467,868          1,570,328            814,189            598,704

Contract owners' equity at
    beginning of period                                     1,570,328                  0            598,704                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $      5,038,196   $      1,570,328   $      1,412,893   $        598,704
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                     SCUDDER GOVERNMENT SECURITIES--B (9)         SCUDDER GROWTH--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $        116,849   $              0   $              0   $              0

Expenses:
    Mortality and expense risk
       and administrative charges                              57,230             15,651             15,544              1,247
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                   59,619            (15,651)           (15,544)            (1,247)

Net realized gain (loss)                                        2,033               (666)             2,367              3,473
Unrealized appreciation (depreciation)
    during the period                                          (1,997)            29,368             58,969             14,342
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                    59,655             13,051             45,792             16,568

Changes from principal transactions:
       Purchase payments                                    1,580,300          2,687,008            912,007            440,892
       Transfers between sub-accounts
           and the Company                                   (452,513)          (185,506)            44,591            (61,537)
       Withdrawals                                            (69,318)            (4,384)           (10,653)            (1,050)
       Annual contract fee                                     (8,022)                 0             (1,838)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      1,050,447          2,497,118            944,107            378,305
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                 1,110,102          2,510,169            989,899            394,873

Contract owners' equity at
    beginning of period                                     2,510,169                  0            394,873                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $      3,620,271   $      2,510,169   $      1,384,772   $        394,873
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                ---------------------------------------------------------------
                                                                                  SCUDDER INTERNATIONAL SELECT
                                                SCUDDER HIGH INCOME -- B (9)            EQUITY -- B (9)
                                                -----------------------------     -----------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                                -----------      ------------     -----------      -----------
Income:
   Dividends                                    $   182,765      $         0      $     9,082      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                    54,218            7,467           27,777            3,525
                                                -----------      -----------      -----------      -----------
Net investment income (loss)                        128,547           (7,467)         (18,695)          (3,525)

Net realized gain (loss)                             13,220            6,501           29,531           28,724
Unrealized appreciation (depreciation)
    during the period                               234,965           97,383          303,412           70,910
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations         376,732           96,417          314,248           96,109

Changes from principal transactions:
       Purchase payments                          1,818,607        1,828,738        1,217,364          599,486
       Transfers between sub-accounts
           and the Company                          197,549            7,892          236,952           41,799
       Withdrawals                                  (68,570)          (8,834)         (34,370)          (3,362)
       Annual contract fee                           (8,907)               0           (4,173)               0
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            1,938,679        1,827,796        1,415,773          637,923
                                                -----------      -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       2,315,411        1,924,213        1,730,021          734,032

Contract owners' equity at
    beginning of period                           1,924,213                0          734,032                0
                                                -----------      -----------      -----------      -----------

Contract owners' equity at
    end of period                               $ 4,239,624      $ 1,924,213      $ 2,464,053      $   734,032
                                                ===========      ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                ---------------------------------------------------------------
                                                 SCUDDER FIXED INCOME -- B (9)    SCUDDER MONEY MARKET -- B (9)
                                                ------------------------------    -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                                ------------     ------------     ------------     ------------
Income:
   Dividends                                    $   194,994      $         0      $    16,427      $     2,013

Expenses:
    Mortality and expense risk
       and administrative charges                    89,403           12,877           49,248           18,303
                                                -----------      -----------      -----------      -----------

Net investment income (loss)                        105,591          (12,877)         (32,821)         (16,290)

Net realized gain (loss)                              4,265             (696)             144                0
Unrealized appreciation (depreciation)
    during the period                                57,110           41,212                0                0
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations         166,966           27,639          (32,677)         (16,290)

Changes from principal transactions:
       Purchase payments                          4,784,180        2,738,447        4,912,936        6,613,838
       Transfers between sub-accounts
           and the Company                          (36,545)         224,894       (6,445,530)      (2,558,273)

       Withdrawals                                 (206,085)         (24,104)        (104,098)         (16,734)

       Annual contract fee                          (11,302)               0           (2,632)               0
                                                -----------      -----------      -----------      -----------
Net increase (decrease) in contract owners'
    equity from principal transactions            4,530,248        2,939,237       (1,639,324)       4,038,831
                                                -----------      -----------      -----------      -----------
Total increase (decrease) in
    contract owners' equity                       4,697,214        2,966,876       (1,672,001)       4,022,541

Contract owners' equity at
    beginning of period                           2,966,876                0        4,022,541                0
                                                -----------      -----------      -----------      -----------
Contract owners' equity at
    end of period                               $ 7,664,090      $ 2,966,876      $ 2,350,540      $ 4,022,541
                                                ===========      ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        SCUDDER
                                                SMALL CAP GROWTH -- B (9)       SCUDDER TECHNOLOGY GROWTH -- B (9)
                                                -----------------------------   ----------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                                ------------     ------------     ------------     ---------------
Income:
   Dividends                                    $         0      $         0      $         0      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                    37,897            5,701           20,590            5,054
                                                -----------      -----------      -----------      -----------

Net investment income (loss)                        (37,897)          (5,701)         (20,590)          (5,054)

Net realized gain (loss)                             25,578              331           23,410           42,199
Unrealized appreciation (depreciation)
    during the period                               221,282           67,229           32,512           67,196
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations         208,963           61,859           35,332          104,341

Changes from principal transactions:

       Purchase payments                          1,294,437        1,268,896          537,457          780,085
       Transfers between sub-accounts
           and the Company                             (533)         113,125           53,667           59,838
       Withdrawals                                  (35,496)          (2,253)         (21,098)          (3,065)
       Annual contract fee                           (6,209)               0           (4,165)               0
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            1,252,199        1,379,768          565,861          836,858
                                                -----------      -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       1,461,162        1,441,627          601,193          941,199

Contract owners' equity at
    beginning of period                           1,441,627                0          941,199                0
                                                -----------      -----------      -----------      -----------
Contract owners' equity at
    end of period                               $ 2,902,789      $ 1,441,627      $ 1,542,392      $   941,199
                                                ===========      ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                SCUDDER TOTAL RETURN -- B(9)    SCUDDER DAVIS VENTURE VALUE -- B(9)
                                                -----------------------------   ------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                                ------------     ------------     ------------     -----------
Income:
   Dividends                                    $    32,294      $         0      $     1,621      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                    46,133           13,890           80,915            8,872

Net investment income (loss)                        (13,839)         (13,890)         (79,294)          (8,872)
                                                -----------      -----------      -----------      -----------

Net realized gain (loss)                             93,733           11,556           91,311            2,388
Unrealized appreciation (depreciation)
    during the period                                66,354          124,148          463,518          202,071
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations         146,248          121,814          475,535          195,587

Changes from principal transactions:
       Purchase payments                          1,540,910        2,518,664        3,166,032        1,971,872
       Transfers between sub-accounts
           and the Company                         (786,708)        (189,964)         518,732          301,915
       Withdrawals                                  (41,732)          (4,549)         (64,167)          (4,332)
       Annual contract fee                           (6,314)               0          (12,311)               0
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions              706,156        2,324,151        3,608,286        2,269,455
                                                -----------      -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                         852,404        2,445,965        4,083,821        2,465,042

Contract owners' equity at
    beginning of period                           2,445,965                0        2,465,042                0
                                                -----------      -----------      -----------      -----------

Contract owners' equity at
    end of period                               $ 3,298,369      $ 2,445,965      $ 6,548,863      $ 2,465,042
                                                ===========      ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                      SUB-ACCOUNT
                                              --------------------------------------------------------------------
                                                  SCUDDER DREMAN FINANCIAL          SCUDDER DREMAN HIGH RETURN
                                                      SERVICES -- B(9)                    EQUITY --  B(9)
                                              ---------------------------------  ---------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $    16,001        $         0      $    56,994      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                  25,114              5,035           85,989           10,095
                                              -----------        -----------      -----------      -----------

Net investment income (loss)                       (9,113)            (5,035)         (28,995)         (10,095)

Net realized gain (loss)                           38,692             19,349          118,319            1,940
Unrealized appreciation (depreciation)
    during the period                             106,826             68,322          607,788          266,276
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations       136,405             82,636          697,112          258,121

Changes from principal transactions:
       Purchase payments                          789,932            664,402        3,302,848        2,578,770
       Transfers between sub-accounts
           and the Company                         24,085             13,795          (89,376)         213,400
       Withdrawals                                (19,698)            (2,125)        (122,894)          (3,473)
       Annual contract fee                         (4,964)                 0          (13,754)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            789,355            676,072        3,076,824        2,788,697
                                              -----------        -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       925,760            758,708        3,773,936        3,046,818

Contract owners' equity at
    beginning of period                           758,708                  0        3,046,818                0
                                              -----------        -----------      -----------      -----------
Contract owners' equity at
    end of period                             $ 1,684,468        $   758,708      $ 6,820,754      $ 3,046,818
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              ------------------------------------------------------------------
                                                  SCUDDER DREMAN SMALL CAP       SCUDDER EAGLE FOCUSED LARGE CAP
                                                        VALUE -- B(9)                    GROWTH -- B (9)
                                              ---------------------------------  -------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $    13,235        $         0      $         0      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                  58,312              6,505           35,820            5,286
                                              -----------        -----------      -----------      -----------
Net investment income (loss)                      (45,077)            (6,505)         (35,820)          (5,286)

Net realized gain (loss)                           92,705              3,975            3,549              907
Unrealized appreciation (depreciation)
    during the period                             788,680            178,834           78,518           79,601
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations       836,308            176,304           46,247           75,222

Changes from principal transactions:
       Purchase payments                        2,553,459          1,466,901        1,740,081        1,080,137
       Transfers between sub-accounts
           and the Company                         16,827             81,869           21,243           66,538
       Withdrawals                                (46,391)            (5,485)         (44,789)          (3,335)
       Annual contract fee                         (8,872)                 0           (5,453)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions          2,515,023          1,543,285        1,711,082        1,143,340
                                              -----------        -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                     3,351,331          1,719,589        1,757,329        1,218,562

Contract owners' equity at
    beginning of period                         1,719,589                  0        1,218,562                0
                                              -----------        -----------      -----------      -----------

Contract owners' equity at
    end of period                             $ 5,070,920        $ 1,719,589      $ 2,975,891      $ 1,218,562
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                              ----------------------------------------------------------------------
                                              SCUDDER FOCUS VALUE & GROWTH -- B (9)      SCUDDER INDEX 500 -- B (9)
                                              -------------------------------------     ----------------------------
                                                      YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2004                 2003             2004             2003
                                              ------------             ------------     ------------     -----------
Income:
   Dividends                                  $     1,966              $         0      $    32,573      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                   9,525                    1,087          102,699            9,930
                                              -----------              -----------      -----------      -----------

Net investment income (loss)                       (7,559)                  (1,087)         (70,126)          (9,930)

Net realized gain (loss)                            3,520                       10           43,689            1,804
Unrealized appreciation (depreciation)
    during the period                              75,443                   24,631          693,171          196,290
                                              -----------              -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations        71,404                   23,554          666,734          188,164

Changes from principal transactions:
       Purchase payments                          508,980                  216,547        4,041,188        2,658,068
       Transfers between sub-accounts
           and the Company                         39,342                    2,842        2,113,831           17,385
       Withdrawals                                 (1,228)                    (139)         (83,298)         (10,907)
       Annual contract fee                         (1,170)                       0          (13,835)               0
                                              -----------              -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            545,924                  219,250        6,057,886        2,664,546
                                              -----------              -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       617,328                  242,804        6,724,620        2,852,710

Contract owners' equity at
    beginning of period                           242,804                        0        2,852,710                0
                                              -----------              -----------      -----------      -----------

Contract owners' equity at
    end of period                             $   860,132              $   242,804      $ 9,577,330      $ 2,852,710
                                              ===========              ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                  SCUDDER INVESCO DYNAMIC            SCUDDER JANUS GROWTH &
                                                      GROWTH -- B(9)                     INCOME -- B(9)
                                              -------------------------------     ----------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $         0        $         0      $         0      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                   7,461              1,262           25,006            4,332
                                              -----------        -----------      -----------      -----------

Net investment income (loss)                       (7,461)            (1,262)         (25,006)          (4,332)

Net realized gain (loss)                           46,039                395           14,748            1,004
Unrealized appreciation (depreciation)
    during the period                              52,480             24,457          186,614           74,792
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations        91,058             23,590          176,356           71,464

Changes from principal transactions:
       Purchase payments                          186,103            211,300          912,706          797,955
       Transfers between sub-accounts
           and the Company                        470,784             18,766           79,787           81,443
       Withdrawals                                 (4,664)              (643)         (50,699)          (4,490)
       Annual contract fee                           (951)                 0           (4,279)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            651,272            229,423          937,515          874,908
                                              -----------        -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       742,330            253,013        1,113,871          946,372

Contract owners' equity at
    beginning of period                           253,013                  0          946,372                0
                                              -----------        -----------      -----------      -----------

Contract owners' equity at
    end of period                             $   995,343        $   253,013      $ 2,060,243      $   946,372
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              -----------------------------------------------------------------

                                                   SCUDDER JANUS GROWTH              SCUDDER MFS STRATEGIC
                                                   OPPORTUNITIES --  B(9)                VALUE -- B(9)
                                              -------------------------------     ----------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $         0        $         0      $     2,891      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                   6,074              1,186           44,716            5,291
                                              -----------        -----------      -----------      -----------

Net investment income (loss)                       (6,074)            (1,186)         (41,825)          (5,291)

Net realized gain (loss)                            1,631                113           41,680              989
Unrealized appreciation (depreciation)
    during the period                              44,497             19,545          490,246           80,120
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations        40,054             18,472          490,101           75,817

Changes from principal transactions:
       Purchase payments                          125,188            244,571        2,016,468          873,488
       Transfers between sub-accounts
           and the Company                         10,139             13,994          480,815          224,091
       Withdrawals                                 (3,130)            (1,606)         (61,407)          (5,416)
       Annual contract fee                         (1,429)                 0           (6,168)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            130,768            256,959        2,429,708        1,092,163
                                              -----------        -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       170,822            275,431        2,919,809        1,167,980

Contract owners' equity at
    beginning of period                           275,431                  0        1,167,980                0
                                              -----------        -----------      -----------      -----------

Contract owners' equity at
    end of period                             $   446,253        $   275,431      $ 4,087,789      $ 1,167,980
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   SCUDDER OAK STRATEGIC             SCUDDER TURNER MID CAP
                                                      EQUITY -- B (9)                    GROWTH -- B (9)
                                              -------------------------------     -----------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004              2003              2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $         0        $         0      $         0      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                  22,133              2,783           23,149            4,815
                                              -----------        -----------      -----------      -----------

Net investment income (loss)                      (22,133)            (2,783)         (23,149)          (4,815)

Net realized gain (loss)                            5,235                789           32,839           22,182
Unrealized appreciation (depreciation)
    during the period                              29,887             55,669          149,440           71,696
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations        12,989             53,675          159,130           89,063

Changes from principal transactions:
       Purchase payments                        1,005,020            598,987          933,293          681,472
       Transfers between sub-accounts
           and the Company                         71,949            119,692            7,679           40,024
       Withdrawals                                (16,698)              (970)         (15,014)            (402)
       Annual contract fee                         (3,139)                 0           (3,556)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions          1,057,132            717,709          922,402          721,094
                                              -----------        -----------      -----------      -----------
Total increase (decrease) in
    contract owners' equity                     1,070,121            771,384        1,081,532          810,157

Contract owners' equity at
    beginning of period                           771,384                  0          810,157                0
                                              -----------        -----------      -----------      -----------

Contract owners' equity at
    end of period                             $ 1,841,505        $   771,384      $ 1,891,689      $   810,157
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              ------------------------------------------------------------------
                                               SCUDDER REAL ESTATE -- B (9)     SCUDDER STRATEGIC INCOME -- B (9)
                                              -------------------------------   ---------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004               2003             2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $    22,439        $         0      $    54,676      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                  48,497              6,203           25,811            3,966
                                              -----------        -----------      -----------      -----------

Net investment income (loss)                      (26,058)            (6,203)          28,865           (3,966)

Net realized gain (loss)                           99,292                918             (782)          (1,465)
Unrealized appreciation (depreciation)
    during the period                             807,460            121,567          114,769           17,131
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations       880,694            116,282          142,852           11,700

Changes from principal transactions:
       Purchase payments                        1,999,363          1,498,004        1,186,845          926,714
       Transfers between sub-accounts
           and the Company                       (285,440)            48,008          (53,748)         (26,463)
       Withdrawals                                (65,941)            (8,223)         (59,155)         (11,359)
       Annual contract fee                         (8,252)                 0           (3,359)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions          1,639,730          1,537,789        1,070,583          888,892
                                              -----------        -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                     2,520,424          1,654,071        1,213,435          900,592

Contract owners' equity at
    beginning of period                         1,654,071                  0          900,592                0
                                              -----------        -----------      -----------      -----------

Contract owners' equity at
    end of period                             $ 4,174,495        $ 1,654,071      $ 2,114,027      $   900,592
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                                      --------------------------------------------------
                                                       SCUDDER CONSERVATIVE          SCUDDER GROWTH &
                                                       INCOME STRATEGY (10)        INCOME STRATEGY (10)
                                                      ----------------------      ----------------------
                                                      YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31
                                                               2004                        2004
                                                      ----------------------      ----------------------
Income:
   Dividends                                              $         0                 $         0

Expenses:
    Mortality and expense risk
       and administrative charges                                 244                      25,562
                                                          -----------                 -----------

Net investment income (loss)                                     (244)                    (25,562)

Net realized gain (loss)                                            2                       5,801
Unrealized appreciation (depreciation)
    during the period                                           1,512                     374,973
                                                          -----------                 -----------

Net increase (decrease) in
    contract owners' equity from operations                     1,270                     355,212

Changes from principal transactions:
       Purchase payments                                      123,907                   7,367,179
       Transfers between sub-accounts
           and the Company                                     34,628                   1,067,017
       Withdrawals                                                  0                      (1,819)
       Annual contract fee                                          0                           0
                                                          -----------                 -----------
Net increase (decrease) in contract owners'
    equity from principal transactions                        158,535                   8,432,377
                                                          -----------                 -----------
Total increase (decrease) in
    contract owners' equity                                   159,805                   8,787,589

Contract owners' equity at
    beginning of period                                             0                           0
                                                          -----------                 -----------
Contract owners' equity at
    end of period                                         $   159,805                 $ 8,787,589
                                                          ===========                 ===========

(10) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                                      --------------------------------------------------
                                                         SCUDDER INCOME &            SCUDDER GROWTH
                                                       GROWTH STRATEGY (10)           STRATEGY (10)
                                                      ----------------------      ----------------------
                                                      YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31
                                                               2004                        2004
                                                      ----------------------      ----------------------
Income:
   Dividends                                                $         0               $         0

Expenses:
    Mortality and expense risk
       and administrative charges                                 7,923                    18,397
                                                            -----------               -----------

Net investment income (loss)                                     (7,923)                  (18,397)

Net realized gain (loss)                                          5,142                     2,261
Unrealized appreciation (depreciation)
    during the period                                            82,611                   337,541
                                                            -----------               -----------

Net increase (decrease) in
    contract owners' equity from operations                      79,830                   321,405

Changes from principal transactions:
       Purchase payments                                      1,417,613                 5,636,533
       Transfers between sub-accounts
           and the Company                                      468,528                   927,413
       Withdrawals                                                 (750)                   (7,090)
       Annual contract fee                                            0                         0
                                                            -----------               -----------

Net increase (decrease) in contract owners'
    equity from principal transactions                        1,885,391                 6,556,856
                                                            -----------               -----------

Total increase (decrease) in
    contract owners' equity                                   1,965,221                 6,878,261

Contract owners' equity at
    beginning of period                                               0                         0
                                                            -----------               -----------

Contract owners' equity at
    end of period                                           $ 1,965,221               $ 6,878,261
                                                            ===========               ===========

(10) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                  SUB-ACCOUNT
                                                   -----------------------------------------
                                                    SCUDDER TEMPLETON      SCUDDER MERCURY
                                                    FOREIGN VALUE (11)   LARGE CAP CORE (11)
                                                   -------------------   -------------------
                                                       YEAR ENDED             YEAR ENDED
                                                       DECEMBER 31           DECEMBER 31
                                                           2004                  2004
                                                   -------------------   -------------------
Income:
   Dividends                                          $          0          $          0

Expenses:
    Mortality and expense risk
       and administrative charges                              111                     5
                                                      ------------          ------------

Net investment income (loss)                                  (111)                   (5)

Net realized gain (loss)                                       565                     0
Unrealized appreciation (depreciation)
    during the period                                        2,858                   101
                                                      ------------          ------------

Net increase (decrease) in
    contract owners' equity from operations                  3,312                    96

Changes from principal transactions:
       Purchase payments                                        60                     0
       Transfers between sub-accounts
           and the Company                                  50,593                 2,991
       Withdrawals                                               0                     0
       Annual contract fee                                       0                     0
                                                      ------------          ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      50,653                 2,991
                                                      ------------          ------------
Total increase (decrease) in
    contract owners' equity                                 53,965                 3,087

Contract owners' equity at
    beginning of period                                          0                     0
                                                      ------------          ------------

Contract owners' equity at
    end of period                                     $     53,965          $      3,087
                                                      ============          ============

(11) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                                            ALGER AMERICAN LEVERAGED ALL
                                                      ALGER AMERICAN BALANCED -- B (9)              CAP -- B (9)
                                                      --------------------------------     ------------------------------
                                                           YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2004              2003              2004              2003
                                                      -------------      ------------      ------------      ------------
Income:
   Dividends                                           $     52,603      $        165      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                            59,320             8,961            14,700             2,438
                                                       ------------      ------------      ------------      ------------

Net investment income (loss)                                 (6,717)           (8,796)          (14,700)           (2,438)

Net realized gain (loss)                                     22,280              (157)            3,998             1,094
Unrealized appreciation (depreciation)
    during the period                                        90,925            95,285            63,846            36,016
                                                       ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations                 106,488            86,332            53,144            34,672

Changes from principal transactions:
       Purchase payments                                  2,067,204         1,704,801           429,434           458,618
       Transfers between sub-accounts
           and the Company                                  351,992           224,255            95,727            58,829
       Withdrawals                                          (54,651)           (1,117)          (10,325)           (4,287)
       Annual contract fee                                   (9,141)                0            (2,748)                0
                                                       ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    2,355,404         1,927,939           512,088           513,160
                                                       ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                               2,461,892         2,014,271           565,232           547,832

Contract owners' equity at
    beginning of period                                   2,014,271                 0           547,832                 0
                                                       ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                                      $  4,476,163      $  2,014,271      $  1,113,064      $    547,832
                                                       ============      ============      ============      ============

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                   SUB-ACCOUNT
                                                      --------------------------------------------------------------------
                                                           CREDIT SUISSE EMERGING        CREDIT SUISSE GLOBAL POST VENTURE
                                                              MARKETS -- B (9)                           CAPITAL -- B (9)
                                                      --------------------------------   ---------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2004              2003              2004              2003
                                                      --------------     -------------   ---------------     -------------
Income:
   Dividends                                           $     (3,380)     $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                            16,431             1,849             4,504               502
                                                       ------------      ------------      ------------      ------------

Net investment income (loss)                                (19,811)           (1,849)           (4,504)             (502)

Net realized gain (loss)                                     30,807             4,760             5,627               134
Unrealized appreciation (depreciation)
    during the period                                       217,672            46,504            46,088            10,843
                                                       ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations                 228,668            49,415            47,211            10,475

Changes from principal transactions:
       Purchase payments                                    496,390           401,512           126,263           139,838
       Transfers between sub-accounts
           and the Company                                  113,292            68,186            15,958            20,259
       Withdrawals                                           (4,962)           (5,372)           (1,207)                0
       Annual contract fee                                   (3,286)                0            (1,077)                0

                                                       ------------      ------------      ------------      ------------
Net increase (decrease) in contract owners'
    equity from principal transactions                      601,434           464,326           139,937           160,097
                                                       ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                                 830,102           513,741           187,148           170,572

Contract owners' equity at
    beginning of period                                     513,741                 0           170,572                 0
                                                       ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                                      $  1,343,843      $    513,741      $    357,720      $    170,572
                                                       ============      ============      ============      ============

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                   SUB-ACCOUNT
                                                       -------------------------------------------------------------------
                                                       DREYFUS SOCIALLY RESPONSIBLE
                                                            GROWTH FUND -- B (9)           DREYFUS IP MIDCAP STOCK -- B (9)
                                                       -------------------------------     -------------------------------
                                                            YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2004              2003              2004               2003
                                                       -------------     -------------     -------------     -------------
Income:
   Dividends                                           $        713      $          0      $    126,619      $      2,788

Expenses:
    Mortality and expense risk
       and administrative charges                             5,687               704            63,687             8,877
                                                       ------------      ------------      ------------      ------------

Net investment income (loss)                                 (4,974)             (704)          (62,932)           (6,089)

Net realized gain (loss)                                      1,059             1,770            31,318             9,120
Unrealized appreciation (depreciation)
    during the period                                        21,862            10,262           446,202           150,601
                                                       ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations                  17,947            11,328           540,452           153,632

Changes from principal transactions:
       Purchase payments                                    301,261           131,801         1,984,638         1,962,496
       Transfers between sub-accounts
           and the Company                                    8,783            15,818           303,932           196,810
       Withdrawals                                           (2,171)             (388)          (52,167)           (7,611)
       Annual contract fee                                     (752)                0           (10,995)                0
                                                       ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      307,121           147,231         2,225,408         2,151,695
                                                       ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                                 325,068           158,559         2,765,860         2,305,327

Contract owners' equity at
    beginning of period                                     158,559                 0         2,305,327                 0
                                                       ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                                      $    483,627      $    158,559      $  5,071,187      $  2,305,327
                                                       ============      ============      ============      ============

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      SUB-ACCOUNT
                                                     -------------------------------------------------------------------------------
                                                          INVESCO UTILITIES -- B (9)                           TOTAL
                                                     -------------------------------------     -------------------------------------
                                                             YEAR ENDED DECEMBER 31                   YEAR ENDED DECEMBER 31
                                                          2004                  2003                 2004                 2003
                                                     ----------------     ----------------     ----------------     ----------------
Income:
   Dividends                                         $        14,112      $         4,953      $    27,755,863      $    21,475,715

Expenses:
    Mortality and expense risk
       and administrative charges                             12,176                2,277           27,561,070           18,208,893
                                                     ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                                   1,936                2,676              194,793            3,266,822

Net realized gain (loss)                                       9,027                 (143)          (5,714,706)         (60,206,209)
Unrealized appreciation (depreciation)
    during the period                                        163,420               31,943          175,329,485          282,045,883
                                                     ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations                  174,383               34,476          169,809,572          225,106,496

Changes from principal transactions:
       Purchase payments                                     331,680              438,084          541,999,948          400,535,821
       Transfers between sub-accounts
           and the Company                                    45,834                7,225           29,934,031           20,047,359
       Withdrawals                                            (5,615)                (570)        (131,290,814)        (105,576,693)
       Annual contract fee                                    (2,401)                   0           (2,336,662)            (752,332)
                                                     ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       369,498              444,739          438,306,503          314,254,155
                                                     ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                                  543,881              479,215          608,116,075          539,360,651

Contract owners' equity at
    beginning of period                                      479,215                    0        1,514,150,539          974,789,888
                                                     ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                                    $     1,023,096      $       479,215      $ 2,122,266,614      $ 1,514,150,539
                                                     ===============      ===============      ===============      ===============

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION

The Manufacturers Life Insurance Company of New York, Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in 122 sub-accounts of the Manufacturers Investment Trust (the Trust), 34 sub-accounts of the Scudder Variable Series Trust, two sub-accounts of the Alger American Fund, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Dreyfus Service Corporation and one sub-account of the Invesco VIF Funds. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes thirty-one contracts, distinguished principally by the level of expenses and surrender charges. These thirty-one contracts are Venture Variable Annuity (VEN 9, 10, 19, 24, 35, 36, 37, 38, 44, 45, 46, 47, MLL 10, 38, 47, TYP20, 21, 30, 31), Vision
Variable Annuity (VIS 24, 24B), Scudder Wealthmark Annuity (WV A1N, A2N, A3N, P1N, P2N, P3N) and Scudder Wealthmark ML3 Annuity (W3 A1N, A3N, N1N, N3N).

The Company is a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) (ManUSA), which in turn is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into ManUSA.

On January 22, 2002, B-share sub-accounts for the Manufacturers Investment Trust, Strategic Opportunities -- Class B, Investment Quality Bond -- Class B, Growth & Income -- Class B, Blue Chip Growth -- Class B, Money Market -- Class B, Global Equity -- Class B, Global Bond -- Class B, U.S. Government Securities -- Class B, Diversified Bond -- Class B, Income & Value -- Class B, Large Cap Growth -- Class B, Equity-Income -- Class B, Strategic Bond -- Class B, Overseas -- Class B, All Cap Core -- Class B, All Cap Growth -- Class B, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class B, Emerging Small Company -- Class B, Aggressive Growth -- Class B, International Stock -- Class B, US Large CapValue -- Class B, Value -- Class B, Real Estate Securities -- Class B, Income & Value -- Class B, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class B, International Value -- Class B, Small Company Blend -- Class B, Total Return -- Class B, U.S. Large Cap Value -- Class B, Mid Cap Stock -- Class B, Tactical Allocation -- Class B, Dynamic Growth -- Class B, Internet Technologies -- Class B, SSGA International Equity Index -- Class B, Total Stock Market

1. ORGANIZATION (CONTINUED)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)


Index -- Class B, 500 Index -- Class B, Mid Cap Index -- Class B, Small Cap Index -- Class B, Capital Appreciation -- Class B, Telecommunications -- Class B, Health Sciences -- Class B, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class B, Financial Services -- Class B, Quantitative Mid Cap -- Class B, Strategic Growth -- Class B, All Cap Value -- Class B, Capital Opportunities -- Class B, Utilities -- Class B, Mid Cap Value -- Class B and Fundamental Value -- Class B, commenced operations.

On May 5, 2003, twelve new sub-accounts, Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, and American Growth-Income -- Class B commenced operations.

On May 12, 2003, forty-one new sub-accounts, Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Fixed Income -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B and Invesco Utilities -- Class B, commenced operations.


On December 1, 2002, the Growth sub-account was renamed All Cap Core through a vote of the Board of Directors.

On May 5, 2003, the Tactical Allocation sub-account was renamed Global Allocation through a vote of the Board of Directors.

On May 5, 2003 the Capital Opportunities sub-account was renamed Strategic Value through a vote of the Board of Directors.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On May 2, 2003, the U.S. Large Cap Value sub-account was renamed U.S. Large Cap through a vote of the Board of Directors.

On May 2, 2003, eight sub-accounts, Internet Technologies -- Class A, Internet Technologies -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, and Mid Cap Opportunities -- Class B, ceased operations through a vote of the Board of Directors.

On April 30, 2004, Quantitative Equity sub-account was merged into the US Large Cap Value sub-account through a vote of the board of directors.

On April 30, 2004, Balanced sub-account was merged into the Income & Value sub-account through a vote of the board of directors.

On May 3, 2004, nine sub-accounts, American Century Small Company, PIMCO VIT All Asset Portfolio, LMFM Core Equity, PIM Classic Value, MFC Quantitative Value, U.S. Global Leaders Growth, John Hancock Strategic Income, John Hancock VST International Equity Index -- Class A, John Hancock VST International Equity Index -- Class B commenced operation.

On June 18, 2004, International Index sub-account was merged into the John Hancock VST International Equity Index sub-account through a vote of the board of directors.

On August 16, 2004, three sub-accounts, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, and Scudder Growth Strategy commenced operation.

On November 15, 2004, two sub-accounts, Scudder Mercury Large Cap Core and Scudder Templeton Foreign Value commenced operation.

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)


general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by ManUSA and 40% owned by the Company.

4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i)   Current Contract Series (VEN 9, 10, 19, 24, 35, 36, 37, 38, MLL10, MLL38):
      deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(ii) Current Contract Series (VIS 24, 24B, TYP20, 21): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)


(iii) Current Contract Series (TYP 30, 31): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively.

(iv) Current Contract Series (VEN 44, 45, 46, 47, MLL47): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(v) Current Contract Series (WVA1N, A2N, A3N, P3N): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


4. CONTRACT CHARGES (CONTINUED)

(vi) Current Contract Series (W3N1N, N3N): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(viii)Current Contract Series (W3A1N, A3N): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively.

(vix) Current Contract Series (WVP1N, P2N): deductions from each sub-account are made daily for administration, mortality and expense risks and the payment enhancement rider equal to an effective annual rate of 0.15%, 1.25% and 0.35% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2004:

                                                    PURCHASES       SALES
                                                   -----------   -----------
Strategic Opportunities Portfolio -- Class A       $   429,586   $ 6,138,516
Strategic Opportunities Portfolio -- Class B         1,348,353     1,211,787
Investment Quality Bond Portfolio -- Class A         3,078,155     5,372,073
Investment Quality Bond Portfolio -- Class B         4,571,953     3,824,716
Growth & Income Portfolio -- Class A                 5,044,804    20,492,284
Growth & Income Portfolio -- Class B                11,390,828     8,147,626
Blue Chip Growth Portfolio -- Class A                2,448,019    11,499,191
Blue Chip Growth Portfolio -- Class B               13,709,498     8,162,945
Money Market Portfolio -- Class A                   36,607,063    47,006,341
Money Market Portfolio -- Class B                   68,717,407    68,434,497
Global Equity Portfolio -- Class A                     946,296     3,812,703
Global Equity Portfolio -- Class B                   2,305,350     1,366,330
Global Bond Portfolio -- Class A                     2,875,640     3,868,023
Global Bond Portfolio -- Class B                     7,481,039     5,044,535
U.S. Government Securities Portfolio -- Class A      5,607,658    11,862,047
U.S. Government Securities Portfolio -- Class B     12,796,522    14,259,188
Diversified Bond Portfolio -- Class A                1,571,915     4,278,355
Diversified Bond Portfolio -- Class B               31,179,652    11,435,304
Income & Value Portfolio -- Class A                  5,361,744     4,177,772
Income & Value Portfolio -- Class B                  8,307,199     4,495,260
Large Cap Growth Portfolio -- Class A                1,052,677     3,376,760
Large Cap Growth Portfolio -- Class B                8,492,618     5,527,419
Equity-Income Portfolio -- Class A                   5,584,529    12,263,617
Equity-Income Portfolio -- Class B                  22,960,728    14,620,458
Strategic Bond Portfolio -- Class A                  2,601,453     6,028,843
Strategic Bond Portfolio -- Class B                  8,172,495     5,106,410
Overseas Portfolio -- Class A                          602,709     2,663,022
Overseas Portfolio -- Class B                        4,250,431     2,814,935
All Cap Core Portfolio -- Class A                      280,975     3,170,982
All Cap Core Portfolio -- Class B                      471,517       316,046
All Cap Growth Portfolio -- Class A                    288,474     5,404,961
All Cap Growth Portfolio -- Class B                  3,089,175     2,270,228

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                     PURCHASES          SALES
                                                   ------------     ------------
International Small Cap Portfolio -- Class A       $  2,945,646     $  3,647,126
International Small Cap Portfolio -- Class B          4,408,230        2,575,380
Pacific Rim Emerging Markets Portfolio -- Class A       935,323          928,232
Pacific Rim Emerging Markets Portfolio -- Class B     3,111,603        2,529,996
Science & Technology Portfolio -- Class A             1,712,880        5,782,877
Science & Technology Portfolio -- Class B             8,393,142        6,157,867
Emerging Small Company Portfolio -- Class A           1,073,114        1,908,747
Emerging Small Company Portfolio -- Class B           5,378,289        3,609,610
Aggressive Growth Portfolio -- Class A                1,367,150        4,958,422
Aggressive Growth Portfolio -- Class B                7,557,110        6,109,655
International Stock Portfolio -- Class A                359,239        1,191,915
International Stock Portfolio -- Class B                828,917          609,671
Quantitative Equity Trust -- Class A                    142,863        6,250,423
Quantitative Equity Trust  -- Class B                    83,379          431,707
Value Portfolio -- Class A                              475,120        2,642,965
Value Portfolio -- Class B                            2,633,137        1,471,022
Real Estate Securities Portfolio -- Class A           1,841,269        2,646,152
Real Estate Securities Portfolio -- Class B           8,309,797        5,514,200
Balanced Portfolio -- Class A                           284,475        4,601,936
Balanced Portfolio -- Class B                           651,176        1,526,971
High Yield Portfolio -- Class A                       5,210,817       10,604,603
High Yield Portfolio -- Class B                      20,628,256       19,424,494
Lifestyle Aggressive 1000 Portfolio -- Class A          780,335          754,724
Lifestyle Aggressive 1000 Portfolio -- Class B       41,818,707       25,224,294
Lifestyle Growth 820 Portfolio -- Class A             4,681,317        4,819,131
Lifestyle Growth 820 Portfolio -- Class B           181,005,304       80,729,491
Lifestyle Balanced 640 Portfolio -- Class A          11,502,425        9,008,763
Lifestyle Balanced 640 Portfolio -- Class B         164,426,295       74,319,571
Lifestyle Moderate 460 Portfolio -- Class A           5,803,344        5,949,012
Lifestyle Moderate 460 Portfolio -- Class B          62,166,446       29,171,551
Lifestyle Conservative 280 Portfolio -- Class A       4,598,596        8,243,937
Lifestyle Conservative 280 Portfolio -- Class B      30,604,125       19,322,221
Small Company Value Portfolio -- Class A              2,299,783        3,189,168
Small Company Value Portfolio -- Class B             13,815,097        9,361,465
International Value Portfolio -- Class A              2,081,655        1,786,003
International Value Portfolio -- Class B              9,914,385        6,478,876

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                    PURCHASES           SALES
                                                   ------------     ------------
Small Company Blend Portfolio -- Class A           $    594,735     $  1,467,906
Small Company Blend Portfolio -- Class B              5,607,388        3,572,829
Total Return Portfolio -- Class A                     4,596,929       11,668,564
Total Return Portfolio -- Class B                    27,505,350       24,230,271
U.S. Large Cap Portfolio -- Class A                   7,069,782        4,478,933
U.S. Large Cap Portfolio -- Class B                   9,095,688        5,609,532
Mid Cap Stock Portfolio -- Class A                    1,469,785        2,090,940
Mid Cap Stock Portfolio -- Class B                   11,170,711        7,366,227
Global Allocation Portfolio -- Class A                  430,732        1,593,457
Global Allocation Portfolio -- Class B                3,068,005        1,098,296
Dynamic Growth Portfolio -- Class A                     245,165        1,416,491
Dynamic Growth Portfolio -- Class B                   1,565,534        2,027,077
International Index Portfolio -- Class A                200,131        1,105,498
International Index Portfolio -- Class B                611,310        1,755,284
Total Stock Market Index Portfolio -- Class A           334,071          332,803
Total Stock Market Index Portfolio -- Class B         4,841,520        3,078,202
500 Index Portfolio -- Class A                        4,559,490        2,852,253
500 Index Portfolio -- Class B                       16,672,386       11,764,299
Mid Cap Index Portfolio -- Class A                      493,473          659,099
Mid Cap Index Portfolio -- Class B                    5,216,681        3,415,540
Small Cap Index Portfolio -- Class A                  2,378,615        2,450,634
Small Cap Index Portfolio -- Class B                  8,057,622        5,916,169
Capital Appreciation Portfolio -- Class A               175,031          210,687
Capital Appreciation Portfolio -- Class B             2,193,000        1,719,460
Health Sciences Portfolio -- Class A                  1,433,418        1,776,448
Health Sciences Portfolio -- Class B                  6,241,493        3,763,613
Financial Services Portfolio -- Class A                 363,224          881,983
Financial Services Portfolio -- Class B               3,481,482        2,327,270

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                           PURCHASES       SALES
                                                         ------------   ------------
Quantitative Mid Cap Portfolio -- Class A                $  1,233,450   $    232,169
Quantitative Mid Cap Portfolio -- Class B                   1,143,468        546,456
Strategic Growth Portfolio -- Class A                         109,063        310,855
Strategic Growth Portfolio -- Class B                       2,679,890      2,992,279
All Cap Value Portfolio -- Class A                          1,036,810        716,650
All Cap Value Portfolio -- Class B                          6,449,178      3,846,528
Strategic Value Portfolio -- Class A                          420,599        637,666
Strategic Value Portfolio -- Class B                        3,824,741      2,362,877
Utilities Portfolio -- Class A                              1,767,158        935,643
Utilities Portfolio -- Class B                              2,947,834      1,528,237
Mid Cap Value Portfolio -- Class A                          2,724,880      1,576,709
Mid Cap Value Portfolio -- Class B                         15,847,323     10,180,335
Fundamental Value Portfolio -- Class A                      1,233,429      1,223,939
Fundamental Value Portfolio -- Class B                     13,758,646      7,173,330
Emerging Growth Portfolio -- Class B                        1,158,213        860,870
Natural Resources Portfolio -- Class B                      7,246,118      4,401,850
Mid Cap Core Portfolio -- Class B                           5,233,413      3,178,808
Quantitative All Cap Portfolio -- Class B                     422,027        193,312
Large Cap Value Portfolio -- Class B                        3,408,174      1,607,073
Small Cap Opportunities Portfolio -- Class B                3,775,346      2,392,321
Special Value Portfolio -- Class B                            893,131        248,616
Real Return Bond Portfolio -- Class B                      16,399,895      8,900,591
American International Portfolio -- Class B                25,235,039      9,280,040
American Growth Portfolio -- Class B                       57,665,800     25,450,842
American Blue-Chip Income & Growth Portfolio -- Class B    16,106,980      8,196,878
American Growth-Income Portfolio -- Class B                45,649,532     18,266,834
American Century -- Small Company                             122,218         63,335
PIMCO VIT All Asset Portfolio                               2,953,868        796,245
Core Equity                                                 2,597,896      1,007,954
Classic Value                                               1,031,954        337,001
Quantitative Value                                            172,995         70,727
US Global Leaders Growth                                      847,891        290,168
Strategic Income                                            1,031,800        312,551
John Hancock VST Int'l Eq Index -- Class A                  1,182,843        310,342
John Hancock VST Int'l Eq Index -- Class A                  3,469,384      1,322,310
Great Companies America -- Class B                             59,865         39,853
Scudder 21st Century Growth Portfolio -- Class B              362,813         77,165

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                               PURCHASES           SALES
                                                             -------------     -------------
Scudder Capital Growth Portfolio -- Class B                  $   1,065,352     $     448,527
Scudder Global Discovery Portfolio -- Class B                      731,246            77,322
Scudder Growth & Income Portfolio -- Class B                     2,416,797           542,687
Scudder Health Sciences Portfolio -- Class B                     1,445,070           356,727
Scudder International Portfolio -- Class B                       2,303,628           359,701
Scudder Aggressive Growth Portfolio -- Class B                     589,490            31,818
Scudder Blue Chip Portfolio -- Class B                           2,330,824           429,090
Scudder Contarian Value Portfolio -- Class B                     5,084,345         1,983,511
Scudder Global Blue Chip Portfolio -- Class B                      709,280            65,298
Scudder Government Securities Portfolio -- Class B               2,082,954           972,888
Scudder Growth Portfolio -- Class B                                979,249            50,685
Scudder High Income Portfolio -- Class B                         2,272,692           205,466
Scudder International Select Equity Portfolio -- Class B         1,567,505           170,427
Scudder Fixed Income Portfolio -- Class B                        5,733,556         1,097,717
Scudder Money Market Portfolio -- Class B                        8,510,862        10,184,461
Scudder Small Cap Growth Portfolio -- Class B                    1,458,570           244,268
Scudder Technology Growth Portfolio -- Class B                     861,929           316,658
Scudder Total Return Portfolio -- Class B                        1,888,259         1,195,942
Scudder Davis Venture Value Portfolio -- Class B                 4,132,524           603,532
Scudder Dreman Financial Services Portfolio -- Class B           1,262,200           481,958
Scudder Dreman High Return Equity Portfolio -- Class B           3,795,582           747,753
Scudder Dreman Small Cap Value Portfolio -- Class B              2,863,709           393,763
Scudder Eagle Focused Large Cap Growth Portfolio -- Class B      2,001,579           326,317
Scudder Focus Value & Growth Portfolio -- Class B                  690,214           151,848
Scudder Index 500 Portfolio -- Class B                           6,421,247           433,485
Scudder Invesco Dynamic Growth Portfolio -- Class B              1,306,530           662,719
Scudder Janus Growth & Income Portfolio -- Class B               1,044,005           131,495
Scudder Janus Growth Opportunities Portfolio -- Class  B           137,265            12,571
Scudder MFS Strategic Value Portfolio -- Class B                 2,741,106           353,224
Scudder Oak Strategic Equity Portfolio -- Class B                1,203,615           168,617
Scudder Turner Mid Cap Growth Portfolio -- Class B               1,331,789           432,538
Scudder Real Estate Portfolio -- Class B                         2,229,666           615,995
Scudder Strategic Income Portfolio -- Class B                    1,393,627           294,179
Scudder Conservative Income Strategy                               158,536               244
Scudder Growth & Income Strategy                                 8,695,298           288,484

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                   PURCHASES           SALES
                                                                --------------     --------------
Scudder Income & Growth Strategy                                $    2,013,329     $      135,861
Scudder Growth Strategy                                              6,559,108             20,648
Scudder Templeton Foreign Value                                         52,343              1,801
Scudder Mercury Large Cap Core                                           2,991                  5
Alger American Balanced Portfolio -- Class B                         2,843,031            494,344
Alger American Leveraged All Cap Portfolio -- Class B                  536,897             39,508
Credit Suisse Emerging Markets Portfolio -- Class B                    712,272            130,649
Credit Suisse Global Post Venture Capital Portfolio -- Class B         202,818             67,386
Dreyfus Socially Responsible Growth Fund Portfolio -- Class B          311,450              9,302
Dreyfus IP Midcap Stock Portfolio -- Class B                         2,474,311            185,970
Invesco Utilities Portfolio -- Class B                                 486,750            115,316
                                                                --------------     --------------
Total                                                           $1,378,967,022     $  940,467,181
                                                                ==============     ==============

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION

                                                                STRATEGIC OPPORTUNITIES TRUST A
                            --------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------   -------------------------
Units, beginning of period                1,877,744                 2,126,799                 2,418,573                  2,526,191
Units issued                                 32,502                   132,368                   317,485                    563,812
Units redeemed                             (314,259)                 (381,423)                 (609,259)                  (671,430)
                            -----------------------   -----------------------   -----------------------    -----------------------

Units, end of period                      1,595,987                 1,877,744                 2,126,799                  2,418,573
                            =======================   =======================   =======================    =======================

Unit value                  $8.185893 TO $25.234563   $7.417269 to $22.785020   $5.998128 to $18.361297    $9.968780 to $30.409247

Net assets, end of period   $            33,130,721   $            35,114,546   $            32,409,304    $            65,388,991

Investment income ratio*                       0.09%                     0.00%                     0.00%                      0.50%

Expense ratio, lowest to
  highest**                           1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
  highest***                       10.36 % TO 10.75%          23.66% to 24.09%       (39.83%) to (39.62%)       (16.65%) to (13.41%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   STRATEGIC OPPORTUNITIES TRUST B
                            -----------------------------------------------------------------------------
                                      2004                       2003                      2002
                            -------------------------  ------------------------  ------------------------
Units, beginning of period                   127,684                    18,855                        0
Units issued                                 141,942                   118,469                   22,453
Units redeemed                              (127,200)                   (9,640)                  (3,598)
                            ------------------------   -----------------------   ----------------------

Units, end of period                         142,426                   127,684                   18,855
                            ========================   =======================   ======================

Unit value                  $10.867778 TO $11.274586   $9.831290 to $10.173768   $7.956590 to $8.213230

Net assets, end of period   $              1,595,505   $             1,292,365   $              153,585

Investment income ratio*                        0.02%                     0.00%                    0.00%

Expense ratio, lowest to
  highest**                            1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return, lowest to
  highest***                         10.43% TO 10.82%          23.44% to 23.87%       (36.35%) to (9.50%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INVESTMENT QUALITY BOND TRUST A
                            -------------------------------------------------------------------------------------------------------
                                      2004                     2003                      2002                      2001
                            ------------------------- ------------------------- ------------------------- -------------------------
Units, beginning of period                   953,282                 1,207,940                   930,078                   578,146
Units issued                                  89,269                   143,394                   543,664                   747,349
Units redeemed                              (230,368)                 (398,052)                 (265,802)                 (395,417)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                         812,183                   953,282                 1,207,940                   930,078
                            ========================  ========================  ========================  ========================

Unit value                  $16.153504 TO $25.776081  $15.684843 to $24.940564  $14.872861 to $23.566806  $13.767444 to $21.739025

Net assets, end of period   $             17,006,204  $             19,567,615  $             23,510,193  $             17,713,998

Investment income ratio*                        6.00%                     5.30%                     4.96%                     5.26%

Expense ratio, lowest to
  highest**                            1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
  highest***                           2.99% TO 3.35%            5.46% to 5.83%            8.03% to 8.41%            4.59% to 5.83%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            INVESTMENT QUALITY BOND TRUST B
                                      ----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                      ------------------------  ------------------------  ------------------------
Units, beginning of period                             466,218                   184,741                         0
Units issued                                           293,304                   412,931                   219,208
Units redeemed                                        (260,390)                 (131,454)                  (34,467)
                                      ------------------------  ------------------------  ------------------------

Units, end of period                                   499,132                   466,218                   184,741
                                      ========================  ========================  ========================

Unit value                            $14.438164 TO $14.572100  $14.040925 to $14.145464  $13.324346 to $13.410129

Net assets, end of period             $              7,232,071  $              6,561,941  $              2,464,300

Investment income ratio*                                  5.22%                     4.25%                     0.33%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40%to 1.75%            1.40% to 1.75%

Total return, lowest to highest***               2.83% TO 3.19%             5.38%to 5.75%            2.27% to 7.28%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                GROWTH & INCOME TRUST A
                            ------------------------------------------------------------------------------------------------------
                                    2004                       2003                      2002                       2001
                            -----------------------   -----------------------   -----------------------   ------------------------
Units, beginning of period                4,833,189                 5,354,904                 5,816,181                  5,393,278
Units issued                                319,172                   361,607                 1,088,530                  1,525,043
Units redeemed                             (910,630)                 (883,322)               (1,549,808)                (1,102,140)
                            -----------------------   -----------------------   -----------------------   ------------------------

Units, end of period                      4,241,731                 4,833,189                 5,354,903                  5,816,181
                            =======================   =======================   =======================   ========================

Unit value                  $9.861332 TO $30.370984   $9.399287 to $28.846586   $7.556172 to $23.109098   $10.162651 to $30.971701

Net assets, end of period   $            95,127,134   $           105,348,633   $            95,740,462   $            154,965,453

Investment income ratio*                       0.88%                     1.00%                     0.66%                      0.41%

Expense ratio, lowest to
   highest**                          1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
   highest***                         4.92% TO 5.28%          24.39% to 24.83%       (25.65%) to (25.39%)       (12.74%) to (11.22%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 GROWTH & INCOME TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                        2003                    2002
                                     ------------------------   ------------------------   -----------------------
Units, beginning of period                            966,144                    243,460                         0
Units issued                                          937,880                    791,003                   267,753
Units redeemed                                       (673,922)                   (68,319)                  (24,293)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                                1,230,102                    966,144                   243,460
                                     ========================   ========================   =======================

Unit value                           $12.412328 TO $13.506868   $11.843741 to $12.855881   $9.525105 to $10.313304

Net assets, end of period            $             16,363,138   $             12,268,573   $             2,495,966

Investment income ratio*                                 0.69%                      0.81%                     0.02%

Expense ratio, lowest to highest**              1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***              4.70% TO 5.06%           24.22% to 24.65%        (23.80%) to (6.48%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               BLUE CHIP GROWTH TRUST A
                            --------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                     2001
                            -----------------------  -----------------------  -----------------------  -----------------------
Units, beginning of period                3,811,796                4,317,765                4,704,819                4,645,360
Units issued                                186,529                  289,902                  720,092                1,202,166
Units redeemed                             (637,266)                (795,871)              (1,107,146)              (1,142,707)
                            -----------------------  -----------------------  -----------------------  -----------------------

Units, end of period                      3,361,059                3,811,796                4,317,765                4,704,819
                            =======================  =======================  =======================  =======================

Unit value                  $9.807280 TO $21.626140  $9.153842 to $20.165015  $7.211675 to $15.870738  $9.689796 to $21.302974

Net assets, end of period   $            59,864,179  $            63,874,566  $            57,549,632  $            89,407,674

Investment income ratio*                       0.12%                    0.04%                    0.00%                    0.00%

Expense ratio, lowest to
   highest**                          1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%           1.40% to 1.75%

Total return, lowest to
  highest***                          7.14% TO 7.51%         26.93% to 27.38%      (25.57%) to (25.31%)     (16.02%) to (12.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                BLUE CHIP GROWTH TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                       2003                       2002
Units, beginning of period                            698,908                    165,993                         0
Units issued                                        1,107,267                    606,063                   174,945
Units redeemed                                       (666,020)                   (73,148)                   (8,952)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                                1,140,155                    698,908                   165,993
                                     ========================   ========================   =======================

Unit value                           $12.942556 TO $13.965409   $12.090745 to $13.013611   $9.527205 to $10.228826

Net assets, end of period                          15,702,111   $              8,975,191   $             1,680,569

Investment income ratio*                                 0.06%                      0.11%                     0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***              6.94% TO 7.31%           26.78% to 27.22%        (23.78%) to (6.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    MONEY MARKET TRUST A
                            ------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                 2,678,171                 4,836,130                 4,564,279                 2,436,548
Units issued                               2,489,529                 4,002,349                27,474,859                23,725,546
Units redeemed                            (3,204,990)               (6,160,308)              (27,203,008)              (21,597,815)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                       1,962,710                 2,678,171                 4,836,130                 4,564,279
                            ========================  ========================  ========================  ========================

Unit value                  $12.589853 TO $17.089347  $12.697270 to $17.191998  $12.833898 to $17.333587  $12.895798 to $17.373703

Net assets, end of period   $             29,823,922  $             40,217,219  $             71,391,279  $             69,981,120

Investment income ratio*                        0.80%                     0.60%                     1.17%                     3.34%

Expense ratio, lowest to
   highest**                           1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
   highest***                       (0.95%) TO (0.60%)        (1.16%) to (0.82%)        (0.58%) to (0.23%)           1.77% to 2.14%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  MONEY MARKET TRUST B
                                     ------------------------------------------------------------------------------
                                              2004                        2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          1,566,775                    967,894                          0
Units issued                                        5,626,807                  5,646,489                  3,054,895
Units redeemed                                     (5,587,594)                (5,047,608)                (2,087,001)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                1,605,988                  1,566,775                    967,894
                                     ========================   ========================   ========================

Unit value                           $12.125860 TO $12.238349   $12.263567 to $12.336529   $12.420152 to $12.462854

Net assets, end of period            $             19,536,353   $             19,244,952   $             12,039,280

Investment income ratio*                                 0.53%                      0.37%                      0.59%

Expense ratio, lowest to highest**              1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***           (1.14%) TO (0.80%)         (1.36%) to (1.01%)         (0.64%) to (0.08%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL EQUITY TRUST A
                            -----------------------------------------------------------------------------------------------------
                                     2004                       2003                     2002                       2001
                            ------------------------  ------------------------  -----------------------  ------------------------
Units, beginning of period                 1,221,720                 1,451,265                1,656,525                 1,886,504
Units issued                                  32,775                    28,097                1,122,855                   225,211
Units redeemed                              (161,988)                 (257,642)              (1,328,115)                 (455,190)
                            ------------------------  ------------------------  -----------------------  ------------------------

Units, end of period                       1,092,507                 1,221,720                1,451,265                 1,656,525
                            ========================  ========================  =======================  ========================

Unit value                  $12.544497 TO $25.580338  $11.125022 to $22.606366  $8.882263 to $17.985999  $11.174588 to $22.548612

Net assets, end of period   $             26,117,237  $             25,984,138  $            24,611,343  $             36,287,981

Investment income ratio*                        1.77%                     0.91%                    1.39%                     2.49%

Expense ratio, lowest to
  highest**                            1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
  highest***                         12.76% TO 13.16%          25.25% to 25.69%      (20.51%) to (20.23%)      (17.47%) to (17.09%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                GLOBAL EQUITY TRUST B
                                     ------------------------------------------------------------------------------
                                              2004                        2003                     2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                             83,900                     24,202                          0
Units issued                                          177,940                    122,703                    171,874
Units redeemed                                       (106,064)                   (63,005)                  (147,672)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                  155,776                     83,900                     24,202
                                     ========================   ========================   ========================

Unit value                           $14.349048 TO $14.649783   $12.737013 to $12.971433   $10.177657 to $10.339112

Net assets, end of period            $              2,270,871   $              1,083,508   $                249,566

Investment income ratio*                                 1.22%                      0.58%                      0.02%

Expense ratio, lowest to highest**              1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***            12.54% TO 12.94%           25.02% to 25.46%         (18.58%) to (4.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL BOND TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                   333,171                   445,908                   270,370                   297,496
Units issued                                 125,554                   108,256                   374,866                   358,156
Units redeemed                              (168,352)                 (220,993)                 (199,328)                 (385,282)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                         290,373                   333,171                   445,908                   270,370
                            ========================  ========================  ========================  ========================

Unit value                  $18.434631 TO $28.591497  $17.017639 to $26.301362  $15.007467 to $23.113561  $12.713906 to $19.512793

Net assets, end of period   $              7,259,280  $              7,789,870  $              9,221,378  $              4,982,215

Investment income ratio*                        3.76%                     3.99%                     0.00%                     0.00%

Expense ratio, lowest to
   highest**                           1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
   highest***                          8.33% TO 8.71%          13.39% to 13.79%          18.04% to 18.45%         (2.07%) to (0.88%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  GLOBAL BOND TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                        2003                      2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                            316,380                     96,278                          0
Units issued                                          445,870                    373,238                    246,256
Units redeemed                                       (302,785)                  (153,136)                  (149,978)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                  459,465                    316,380                     96,278
                                     ========================   ========================   ========================

Unit value                           $17.491941 TO $18.331732   $16.172895 to $16.932377   $14.290823 to $14.946973

Net assets, end of period            $              8,102,863   $              5,159,954   $              1,379,417

Investment income ratio*                                 2.91%                      3.49%                      0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***              8.16% TO 8.54%           13.17% to 13.57%            5.13% to 19.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               U.S. GOVERNMENT SECURITIES TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                          2003                   2002                           2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                 1,852,464                 2,575,837                 1,464,448                   832,568
Units issued                                 291,873                   557,186                 1,758,529                 1,428,710
Units redeemed                              (646,752)               (1,280,559)                 (647,140)                 (796,830)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                       1,497,585                 1,852,464                 2,575,837                 1,464,448
                            ========================  ========================  ========================  ========================

Unit value                  $14.885190 TO $22.869318  $14.724137 to $22.541971  $14.728774 to $22.470272  $13.879256 to $21.100300

Net assets, end of period   $             28,279,437  $             34,706,928  $             47,850,583  $             27,017,212

Investment income ratio*                        2.02%                     3.48%                     3.14%                     4.64%

Expense ratio, lowest to
   highest**                           1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
   highest***                          1.10% TO 1.45%          (0.03%) to 0.32%            6.12% to 6.49%            4.49% to 5.54%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          U.S. GOVERNMENT SECURITIES TRUST B
                                    ----------------------------------------------------------------------------
                                             2004                       2003                      2002
                                    ------------------------  ------------------------  ------------------------
Units, beginning of period                         1,241,591                   381,311                         0
Units issued                                         939,748                 1,588,522                   683,537
Units redeemed                                    (1,066,994)                 (728,242)                 (302,226)
                                    ------------------------  ------------------------  ------------------------

Units, end of period                               1,114,345                 1,241,591                   381,311
                                    ========================  ========================  ========================

Unit value                          $13.195972 TO $13.352760  $13.076906 to $13.219027  $13.099241 to $13.228371

Net assets, end of period           $             14,756,508  $             16,276,783  $              4,998,711

Investment income ratio*                                1.69%                     2.63%                     0.12%

Expense ratio, lowest to highest**             1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***             0.91% TO 1.27%          (0.17%) to 0.18%            1.15% to 5.83%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 DIVERSIFIED BOND TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                   792,593                   915,649                   741,188                   434,475
Units issued                                  51,394                    80,146                   401,429                   464,216
Units redeemed                              (218,381)                 (203,202)                 (226,968)                 (157,503)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                         625,606                   792,593                   915,649                   741,188
                            ========================  ========================  ========================  ========================

Unit value                  $15.394322 TO $23.179420  $15.085667 to $22.635102  $14.676304 to $21.943927  $13.879479 to $20.680033

Net assets, end of period   $             11,787,786  $             14,620,167  $             16,423,316  $             13,495,322

Investment income ratio*                        4.55%                     4.85%                     4.09%                     4.99%

Expense ratio, lowest to
  highest**                            1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
  highest***                           2.05% TO 2.40%            2.79% to 3.15%            5.74% to 6.11%            4.34% to 5.59%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 DIVERSIFIED BOND TRUST B
                                     -----------------------------------------------------------------------------
                                                2004                      2003                     2002
                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                            380,034                   110,059                          0
Units issued                                        2,265,467                   321,198                    130,362
Units redeemed                                       (830,889)                  (51,223)                   (20,303)
                                     ------------------------  ------------------------   ------------------------

Units, end of period                                1,814,612                   380,034                    110,059
                                     ========================  ========================   ========================

Unit value                           $13.789102 TO $13.917035  $13.538653 to $13.616385   $13.172978 to $13.202313

Net assets, end of period            $             25,111,725  $              5,155,780   $              1,450,752

Investment income ratio*                                 1.81%                     3.76%                      0.22%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***              1.85% TO 2.21%            2.78% to 3.14%             1.83% to 5.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   INCOME & VALUE TRUST A
                           --------------------------------------------------------------------------------------------------------
                                    2004                       2003                     2002                        2001
                           ------------------------- ------------------------- -------------------------- -------------------------
Units, beginning
 of period                                1,090,437                 1,169,364                 1,182,053                  1,096,999
Units issued                                285,823                    79,689                   224,891                    252,023
Units redeemed                             (181,483)                 (158,616)                 (237,580)                  (166,969)
                           ------------------------  ------------------------  ------------------------   -------------------------

Units, end of period                      1,194,777                 1,090,437                 1,169,364                  1,182,053
                           ========================  ========================  ========================   =========================
Unit value                 $13.696136 TO $25.138132  $12.949206 to $23.683960  $10.418378 to $18.988592   $12.611582 to $22.905535

Net assets, end of period  $             25,290,771  $             22,537,218  $             19,696,868   $             25,400,727

Investment income ratio*                       1.25%                     1.97%                     2.10%                      2.71%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                        5.77% TO 6.14%          24.29% to 24.73%       (17.39%) to (17.10%)          (0.68%) to 0.96%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INCOME & VALUE TRUST B
                                     ---------------------------------------------------------------------------------
                                                 2004                       2003                     2002
                                     -------------------------   -------------------------   -------------------------
Units, beginning of period                            417,873                      72,421                           0
Units issued                                          637,182                     353,422                      73,361
Units redeemed                                       (350,417)                     (7,970)                       (840)
                                     ------------------------    ------------------------    ------------------------

Units, end of period                                  704,638                     417,873                      72,421
                                     ========================    ========================    ========================
Unit value                           $13.730294 TO $14.318484    $12.995332 to $13.518115    $10.461390 to $10.855096

Net assets, end of period            $              9,986,479    $              5,603,896    $                782,354

Investment income ratio*                                 0.91%                       1.34%                       0.06%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***              5.55% TO 5.92%            24.10% to 24.53%          (16.31%) to (5.24%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      LARGE CAP GROWTH TRUST A
                           ---------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                       2001
                           -------------------------  ------------------------  ------------------------- --------------------------
Units, beginning
 of period                                1,545,979                 1,747,804                 1,557,635                  1,112,721
Units issued                                101,053                   157,253                   631,104                    855,208
Units redeemed                             (257,619)                 (359,078)                 (440,935)                  (410,294)
                           ------------------------   -----------------------   -----------------------   ------------------------

Units, end of period                      1,389,413                 1,545,979                 1,747,804                  1,557,635
                           ========================   =======================   =======================   ------------------------
Unit value                 $ 8.594678 TO $19.205427   $8.238003 to $18.343918   $6.689181 to $14.843099   $ 8.821694 to $19.506566

Net assets, end of period  $             19,019,244   $            20,288,998   $            18,491,396   $             24,264,410

Investment income ratio*                       0.28%                     0.26%                     0.33%                      0.00%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                        4.33% TO 4.70%          23.15% to 23.59%       (24.17%) to (23.91%)       (19.17%) to (16.38%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   LARGE CAP GROWTH TRUST B
                                     ---------------------------------------------------------------------------------
                                               2004                          2003                      2002
                                     -------------------------   -------------------------   -------------------------
Units, beginning of period                            791,978                     111,287                          0
Units issued                                          731,237                     755,517                    122,645
Units redeemed                                       (480,197)                    (74,826)                   (11,358)
                                     ------------------------    ------------------------    -----------------------

Units, end of period                                1,043,018                     791,978                    111,287
                                     ========================    ========================    =======================
Unit value                           $12.285043 TO $13.055022    $11.782886 to $12.490048    $9.564734 to $10.113484

Net assets, end of period            $             13,476,854    $              9,813,285    $             1,119,983

Investment income ratio*                                 0.17%                       0.25%                      0.01%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***              4.16% TO 4.52%            23.07% to 23.50%         (23.48%) to (6.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      EQUITY-INCOME TRUST A
                           -------------------------------------------------------------------------------------------------------
                                       2004                      2003                    2002                     2001
                           ------------------------- ------------------------- ------------------------- -------------------------
Units, beginning
 of period                                3,133,687                 3,515,222                3,545,862                  3,287,861
Units issued                                194,895                   250,081                  756,335                  1,027,916
Units redeemed                             (492,757)                 (631,616)                (786,975)                  (769,915)
                           ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      2,835,825                 3,133,687                3,515,222                  3,545,862
                           ========================  ========================  =======================   ========================
Unit value                 $16.842700 TO $30.000369  $14.929570 to $26.499566  $12.09879 to $21.400057   $14.198434 to $25.025958

Net assets, end of period  $             74,170,938  $             72,725,338  $            66,375,209   $             83,194,978

Investment income ratio*                       1.31%                     1.51%                    1.38%                      1.73%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                      12.81% TO 13.21%          23.40% to 23.83%      (14.79%) to (14.49%)          (0.38%) to 0.14%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     EQUITY-INCOME TRUST B
                                     -----------------------------------------------------------------------------------
                                               2004                         2003                      2002
                                     -------------------------   --------------------------   --------------------------
Units, beginning of period                          1,249,363                      340,555                           0
Units issued                                        1,782,844                      976,786                     353,883
Units redeemed                                     (1,163,454)                     (67,978)                    (13,328)
                                     ------------------------    -------------------------    ------------------------

Units, end of period                                1,868,753                    1,249,363                     340,555
                                     ========================    =========================    ========================
Unit value                           $14.440278 TO $14.882379    $12.822685 to $ 13.202023    $10.405752 to $10.702893

Net assets, end of period            $             27,207,018    $              16,139,401    $              3,556,553

Investment income ratio*                                 0.96%                        1.10%                       0.01%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***            12.62% TO 13.01%             23.23% to 23.66%          (16.75%) to (3.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    STRATEGIC BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                     2003                       2002                    2001
                           ------------------------- ------------------------- ------------------------- -------------------------
Units, beginning
 of period                                1,279,083                 1,572,858                 1,497,043                 1,586,300
Units issued                                 98,321                   229,052                   604,645                   890,777
Units redeemed                             (311,063)                 (522,827)                 (528,830)                 (980,034)
                           ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      1,066,341                 1,279,083                 1,572,858                 1,497,043
                           ========================  ========================  ========================  ========================
Unit value                 $16.804828 TO $20.419462  $16.033629 to $19.414151  $14.424843 to $17.405164  $13.472399 to $16.199150

Net assets, end of period  $             20,777,180  $             23,715,277  $             26,185,280  $             23,841,229

Investment income ratio*                       3.89%                     4.98%                     7.09%                     7.54%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest
 to highest***                        4.81% TO 5.18%          11.15% to 11.54%            7.07% to 7.44%            3.75% to 4.76%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     STRATEGIC BOND TRUST B
                                     ----------------------------------------------------------------------------------
                                               2004                         2003                       2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                            394,286                     109,747                            0
Units issued                                          543,185                     455,908                      155,480
Units redeemed                                       (343,748)                   (171,369)                     (45,733)
                                     ------------------------    ------------------------     ------------------------

Units, end of period                                  593,723                     394,286                      109,747
                                     ========================    ========================     ========================
Unit value                           $15.104238 TO $15.363692    $14.447843 to $14.681293     $13.019956 to $13.217126

Net assets, end of period            $              9,013,111    $              5,716,455     $              1,431,931

Investment income ratio*                                 2.79%                       3.27%                        0.36%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***              4.54% TO 4.91%            10.97% to 11.36%               1.36% to 5.74%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        OVERSEAS TRUST A
                           ------------------------------------------------------------------------------------------------------
                                      2004                     2003                      2002                     2001
                           ------------------------- ------------------------  ------------------------ -------------------------
Units, beginning
 of period                                1,107,237                1,336,186                1,594,922                 1,790,210
Units issued                                 53,310                  124,088                1,547,494                   610,578
Units redeemed                             (218,566)                (353,037)              (1,806,230)                 (805,866)
                           ------------------------  -----------------------   ----------------------   -----------------------

Units, end of period                        941,981                1,107,237                1,336,186                 1,594,922
                           ========================  =======================   ======================   =======================
Unit value                 $10.427174 TO $12.872573  $9.492621 to $11.677803   $6.716070 to $8.233265   $8.700270 to $10.628366

Net assets, end of period  $             11,849,688  $            12,696,022   $           10,828,509   $            16,786,438

Investment income ratio*                       0.40%                    0.48%                    0.61%                     0.29%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%            1.40% to 1.75%

Total return, lowest
 to highest***                       9.85% TO 10.23%         41.34% to 41.84%      (22.81%) to (22.54%)      (22.40%) to (22.13%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      OVERSEAS TRUST B
                                     ----------------------------------------------------------------------------------
                                               2004                         2003                       2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                            111,161                      22,104                           0
Units issued                                          305,767                     578,887                     328,435
Units redeemed                                       (200,370)                   (489,830)                   (306,331)
                                     ------------------------    ------------------------     -----------------------

Units, end of period                                  216,558                     111,161                      22,104
                                     ========================    =======================      =======================
Unit value                           $14.921449 TO $15.528252    $13.611378 to $14.150722     $9.638389 to $10.010302

Net assets, end of period            $              3,259,848    $              1,524,692     $               213,727

Investment income ratio*                                 0.29%                       0.41%                       0.03%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             9.62% TO 10.01%            41.22% to 41.71%          (22.89%) to (7.21%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       ALL CAP CORE TRUST A
                           --------------------------------------------------------------------------------------------------------
                                      2004                      2003                    2002                       2001
                           ------------------------  ------------------------  -------------------------  -------------------------
Units, beginning
 of period                               1,050,957                 1,179,310                 1,329,645                  1,350,723
Units issued                                23,198                   180,775                   198,443                    386,157
Units redeemed                            (235,609)                 (309,128)                 (348,778)                  (407,235)
                           -----------------------   -----------------------   -----------------------    -----------------------

Units, end of period                       838,546                 1,050,957                 1,179,310                  1,329,645
                           =======================   =======================   =======================    =======================
Unit value                 $7.623095 TO $17.113549   $6.669038 to $14.919288   $5.159206 to $11.501386    $7.022468 to $15.600316

Net assets, end of period  $            12,344,576   $            13,408,729   $            11,920,870    $            19,241,008

Investment income ratio*                      0.46%                     0.00%                     0.00%                      0.00%

Expense ratio, lowest
 to highest**                        1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                     14.31% TO 14.71%          29.26% to 29.72%       (26.53%) to (26.27%)       (22.66%) to (17.22%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       ALL CAP CORE TRUST B
                                     -----------------------------------------------------------------------------------
                                              2004                          2003                       2002
                                     -------------------------   --------------------------   --------------------------
Units, beginning of period                             40,240                        9,369                           0
Units issued                                           35,634                       40,204                      13,584
Units redeemed                                        (24,110)                      (9,333)                     (4,215)
                                     ------------------------    -------------------------    ------------------------

Units, end of period                                   51,764                       40,240                       9,369
                                     ========================    =========================    ========================
Unit value                           $13.843354 TO $15.611671    $ 12.127142 to $13.642000    $ 9.392813 to $10.539761

Net assets, end of period                             790,164    $                 536,830    $                 94,056

Investment income ratio*                                 0.31%                        0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***            14.04% TO 14.44%             28.98% to 29.43%          (24.86%) to (4.53%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   ALL CAP GROWTH TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                           ------------------------  ------------------------  -------------------------  ------------------------
Units, beginning
 of period                               1,855,564                 2,165,035                 2,514,602                 2,535,584
Units issued                                29,264                 1,445,762                12,876,932                 9,420,228
Units redeemed                            (360,926)               (1,755,233)              (13,226,499)               (9,441,210)
                           -----------------------   -----------------------   -----------------------    ----------------------

Units, end of period                     1,523,902                 1,855,564                 2,165,035                 2,514,602
                           =======================   =======================   =======================    ======================
Unit value                 $7.653722 TO $17.888430   $7.312204 to $17.030370   $5.757704 to $13.363096    $7.751463 to 17.927398

Net assets, end of period  $            22,220,009   $            25,992,661   $            24,084,128    $           40,129,660

Investment income ratio*                      0.00%                     0.00%                     0.00%                     0.00%

Expense ratio, lowest
 to highest**                        1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest
 to highest***                       4.67% TO 5.04%          27.00% to 27.44%       (25.72%) to (25.46%)      (25.03%) to (19.77%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    ALL CAP GROWTH TRUST B
                                     ----------------------------------------------------------------------------------
                                              2004                         2003                        2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                            323,075                      62,168                           0
Units issued                                          262,883                     280,386                      66,542
Units redeemed                                       (191,655)                    (19,479)                     (4,374)
                                     ------------------------    ------------------------     -----------------------

Units, end of period                                  394,303                     323,075                      62,168
                                     ========================    ========================     =======================
Unit value                           $12.542810 TO $13.387148    $11.992594 to $12.767854     $9.451441 to $10.037335

Net assets, end of period            $              5,205,845    $              4,079,370     $               612,581

Investment income ratio*                                 0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***              4.48% TO 4.85%            26.76% to 27.20%          (24.39%) to (7.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  INTERNATIONAL SMALL CAP TRUST A
                           --------------------------------------------------------------------------------------------------------
                                      2004                     2003                       2002                      2001
                           ------------------------- ------------------------  -------------------------  -------------------------
Units, beginning
 of period                                  476,607                  538,843                   631,010                    778,757
Units issued                                205,303                   74,002                 1,483,111                  1,286,682
Units redeemed                             (232,937)                (136,238)               (1,575,278)                (1,434,429)
                           ------------------------  -----------------------   -----------------------    -----------------------

Units, end of period                        448,973                  476,607                   538,843                    631,010
                           ========================  =======================   =======================    =======================
Unit value                 $10.063969 TO $19.174442  $8.460002 to $16.062039   $5.556362 to $10.512423    $6.790288 to $12.802022

Net assets, end of period  $              7,885,780  $             7,212,758   $             5,297,314    $             7,862,927

Investment income ratio*                       0.13%                    0.00%                     0.00%                      0.00%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%           1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                      18.96% TO 19.38%         52.26% to 52.79%       (18.17%) to (17.88%)       (32.29%) to (32.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INTERNATIONAL SMALL CAP TRUST B
                                     ----------------------------------------------------------------------------------
                                               2004                         2003                        2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                            128,143                       9,837                           0
Units issued                                          279,052                     199,779                     318,545
Units redeemed                                       (161,959)                    (81,473)                   (308,708)
                                     ------------------------    ------------------------     -----------------------

Units, end of period                                  245,236                     128,143                       9,837
                                     ========================    ========================     =======================
Unit value                           $17.816506 TO $18.468207    $15.001355 to $15.534502     $9.866121 to $10.206568

Net assets, end of period            $              4,399,856    $              1,931,533     $                97,600

Investment income ratio*                                 0.08%                       0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***            18.77% TO 19.18%            52.05% to 52.58%          (21.07%) to (6.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  PACIFIC RIM EMERGING MARKETS TRUST A
                          -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                     2001
                          -------------------------  ------------------------  ------------------------  ------------------------
Units, beginning
 of period                                 271,393                   265,774                  303,562                   386,086
Units issued                                96,077                   395,419                1,361,251                 2,776,238
Units redeemed                             (98,262)                 (389,800)              (1,399,039)               (2,858,762)
                          ------------------------   -----------------------   ----------------------    ----------------------

Units, end of period                       269,208                   271,393                  265,774                   303,562
                          ========================   =======================   ======================    ======================
Unit value                $10.007594 TO $11.950609   $8.703482 to $10.403704   $6.287752 to $7.523557    $7.308701 to $8.753934

Net assets, end of period $              2,804,383   $             2,432,847   $            1,713,181    $            2,250,330

Investment income ratio*                      0.47%                     0.14%                    0.12%                     0.40%

Expense ratio, lowest
 to highest**                        1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%            1.40% to 1.75%

Total return, lowest
 to highest***                     14.87% TO 15.27%          38.28% to 38.77%      (14.06%) to (13.75%)      (19.92%) to (19.69%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             PACIFIC RIM EMERGING MARKETS TRUST B
                                     ----------------------------------------------------------------------------------
                                               2004                          2003                      2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                             90,008                       7,987                           0
Units issued                                          209,771                     928,022                     406,437
Units redeemed                                       (169,290)                   (846,001)                   (398,450)
                                     ------------------------    ------------------------     -----------------------

Units, end of period                                  130,489                      90,008                       7,987
                                     ========================    ========================     =======================
Unit value                           $15.698845 TO $16.970541    $13.678796 to $14.772045     $9.906070 to $10.687117

Net assets, end of period            $              2,069,395    $              1,235,984     $                79,845

Investment income ratio*                                 0.37%                       0.09%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***            14.77% TO 15.17%            38.09% to 38.57%          (20.75%) to (5.66%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  SCIENCE & TECHNOLOGY TRUST A
                          --------------------------------------------------------------------------------------------------------
                                      2004                       2003                     2002                       2001
                          -------------------------  ------------------------  ------------------------  -------------------------
Units, beginning
 of period                              2,590,446                  2,559,567                2,981,023                  2,713,331
Units issued                              343,301                    699,759                  533,503                  1,198,681
Units redeemed                           (718,532)                  (668,880)                (954,959)                  (930,989)
                          -----------------------    -----------------------   ----------------------    -----------------------

Units, end of period                    2,215,215                  2,590,446                2,559,567                  2,981,023
                          =======================    ======================    ======================    =======================
Unit value                $4.359175 TO $12.314482    $4.397877 to $12.380278   $2.975729 to $8.347636    $5.112469 to $14.291433

Net assets, end of period $            19,863,061    $            23,957,057   $           16,805,303    $            36,118,709

Investment income ratio*                     0.00%                      0.00%                    0.00%                      0.00%

Expense ratio, lowest
 to highest**                       1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                   (0.88%) TO (0.53%)          47.79% to 48.31%      (41.79%) to (41.59%)       (42.22%) to (36.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                SCIENCE & TECHNOLOGY TRUST B
                                     ---------------------------------------------------------------------------------
                                               2004                         2003                       2002
                                     -------------------------   --------------------------   ------------------------
Units, beginning of period                            399,515                       37,698                         0
Units issued                                          685,324                      444,089                    38,616
Units redeemed                                       (508,179)                     (82,272)                     (918)
                                     ------------------------    -------------------------    ----------------------

Units, end of period                                  576,660                      399,515                    37,698
                                     ========================    =========================    ======================
Unit value                           $10.811722 TO $13.728514     $10.906148 to $13.813745    $7.368796 to $9.310073

Net assets, end of period            $              7,605,208     $              5,260,900    $              339,272

Investment income ratio*                                 0.00%                        0.00%                     0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***           (0.97%) TO (0.62%)            47.86% to 48.37%       (41.05%) to (13.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    EMERGING SMALL COMPANY TRUST A
                          ---------------------------------------------------------------------------------------------------------
                                    2004                       2003                       2002                      2001
                          ------------------------   ------------------------  -------------------------  -------------------------
Units, beginning
 of period                                566,821                    613,119                   650,484                    611,174
Units issued                              106,528                    109,267                   170,857                    264,419
Units redeemed                           (141,293)                  (155,565)                 (208,222)                  (225,109)
                          -----------------------    -----------------------   -----------------------    -----------------------

Units, end of period                      532,056                    566,821                   613,119                    650,484
                          =======================    =======================   =======================    =======================
Unit value                $8.742929 TO $18.836146    $7.978493 to $17.129022   $5.810609 to $12.431278    $8.352524 to $17.806889

Net assets, end of period $             8,031,033    $             8,043,045   $             6,456,790    $            10,585,247

Investment income ratio*                     0.00%                      0.00%                     0.00%                      0.00%

Expense ratio, lowest
 to highest**                       1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                      9.58% TO 9.97%           37.31% to 37.79%       (30.43%) to (30.19%)       (23.53%) to (16.82%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 EMERGING SMALL COMPANY TRUST B
                                     ---------------------------------------------------------------------------------
                                               2004                         2003                        2002
                                     -------------------------   -------------------------    ------------------------
Units, beginning of period                            224,209                      42,119                          0
Units issued                                          423,206                     198,629                     50,474
Units redeemed                                       (284,600)                    (16,539)                    (8,355)
                                     ------------------------    ------------------------     ----------------------

Units, end of period                                  362,815                     224,209                     42,119
                                     ========================    ========================     ======================
Unit value                           $13.607657 TO $14.430921    $12.428445 to $13.147372     $9.058585 to $9.558698

Net assets, end of period            $              5,183,383    $              2,921,006     $              398,794

Investment income ratio*                                 0.00%                       0.00%                      0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***              9.38% TO 9.76%            37.06% to 37.54%         (27.53%) to (8.75%)

\
              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     AGGRESSIVE GROWTH TRUST A
                          --------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                     2001
                          -------------------------  ------------------------  ------------------------  -------------------------
Units, beginning
 of period                               1,317,512                 1,369,326                1,302,699                  1,145,204
Units issued                               140,739                   349,298                  632,620                    495,824
Units redeemed                            (452,741)                 (401,112)                (565,993)                  (338,329)
                           -----------------------   -----------------------   ----------------------    -----------------------

Units, end of period                     1,005,510                 1,317,512                1,369,326                  1,302,699
                           =======================   =======================   ======================    =======================
Unit value                 $8.468944 TO $12.971720   $7.888253 to $12.039961   $5.996302 to $9.120311    $8.132426 to $12.326027
Net assets, end of period  $            11,247,731   $            13,974,640   $           11,033,143    $            14,901,806

Investment income ratio*                      0.00%                     0.00%                    0.00%                      0.00%

Expense ratio, lowest
 to highest**                        1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                       7.36% TO 7.74%          31.55% to 32.01%      (26.27%) to (26.01%)       (27.20%) to (20.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   AGGRESSIVE GROWTH TRUST B
                                     ---------------------------------------------------------------------------------
                                              2004                           2003                       2002
                                     -------------------------    -------------------------   ------------------------
Units, beginning of period                            286,041                       77,563                         0
Units issued                                          616,291                      570,310                    81,676
Units redeemed                                       (505,941)                    (361,832)                   (4,113)
                                     ------------------------     ------------------------    ----------------------

Units, end of period                                  396,391                      286,041                    77,563
                                     ========================     ========================    ----------------------
Unit value                           $13.370729 TO $13.575947     $12.447664 to $12.607074    $9.474119 to $9.571530

Net assets, end of period            $              5,355,944     $              3,594,977    $              741,450

Investment income ratio*                                 0.00%                        0.00%                     0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***              7.31% TO 7.69%             31.25% to 31.71%        (24.21%) to (5.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    INTERNATIONAL STOCK TRUST A
                          --------------------------------------------------------------------------------------------------------
                                     2004                        2003                      2002                   2001
                          ------------------------   ------------------------  -----------------------   -------------------------
Units, beginning of
 period                                   414,111                    491,508                  494,666                    477,935
Units issued                               30,963                    594,498                3,543,163                  2,452,783
Units redeemed                           (101,336)                  (671,895)              (3,546,321)                (2,436,052)
                          -----------------------    -----------------------   ----------------------    -----------------------

Units, end of period                      343,738                    414,111                  491,508                    494,666
                          =======================    =======================   ======================    =======================
Unit value                $9.663241 TO $13.198278    $8.507707 to $11.579330   $6.645829 to $9.013656    $8.636273 to $11.672280

Net assets, end of period $             4,160,746    $             4,432,062   $            4,125,169    $             5,554,516

Investment income ratio*                     0.86%                      0.51%                    0.44%                      0.20%

Expense ratio, lowest
 to highest**                       1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                    13.58% TO 13.98%           28.02% to 28.46%      (23.05%) to (22.78%)       (22.83%) to (22.29%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INTERNATIONAL STOCK TRUST B
                                     ---------------------------------------------------------------------------------
                                                2004                       2003                        2002
                                     -------------------------   -------------------------    ------------------------
Units, beginning of period                             70,188                      37,360                          0
Units issued                                           71,090                     188,602                    546,551
Units redeemed                                        (53,152)                   (155,774)                  (509,191)
                                     ------------------------    ------------------------     ----------------------

Units, end of period                                   88,126                      70,188                     37,360
                                     ========================    ========================     ======================
Unit value                           $14.032279 TO $14.483618    $12.379856 to $12.765244     $9.671864 to $9.962987

Net assets, end of period            $              1,247,601    $                874,569     $              364,771

Investment income ratio*                                 0.68%                       0.46%                      0.09%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***            13.35% TO 13.75%            28.00% to 28.45%         (22.63%) to (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  QUANTITATIVE EQUITY TRUST A
                          ---------------------------------------------------------------------------------------------------------
                                     2004                       2003                     2002                     2001
                          ------------------------   ------------------------  -------------------------  -------------------------
Units, beginning
 of period                                447,924                    619,264                   780,040                    640,641
Units issued                                9,163                     58,485                   136,240                    355,860
Units redeemed                           (457,087)                  (229,825)                 (297,016)                  (216,461)
                          -----------------------    -----------------------   -----------------------    -----------------------

Units, end of period                            0                    447,924                   619,264                    780,040
                          =======================    =======================   =======================    =======================
Unit value                $7.822587 TO $16.606397    $7.886786 to $16.723266   $6.496049 to $13.726237    $9.154017 to $19.274831

Net assets, end of period $                     0    $             6,172,877   $             7,092,170    $            13,222,762

Investment income ratio*                     1.00%                      0.70%                     0.32%                      0.28%

Expense ratio, lowest
 to highest**                       1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                   (0.81%) TO (0.70%)          21.41% to 21.83%       (29.04%) to (28.79%)       (24.22%) to (21.25%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 QUANTITATIVE EQUITY TRUST B
                                     ----------------------------------------------------------------------------------
                                               2004                          2003                       2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                             28,952                      14,446                           0
Units issued                                            6,483                      20,334                      19,715
Units redeemed                                        (35,435)                     (5,828)                     (5,269)
                                     ------------------------    ------------------------     -----------------------

Units, end of period                                        0                      28,952                      14,446
                                     ========================    ========================     =======================
Unit value                           $10.952168 TO $12.184206    $11.046153 to $12.278589     $9.100413 to $10.090522

Net assets, end of period            $                      0    $                353,828     $               145,560

Investment income ratio*                                 0.79%                       0.71%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***           (0.88%) TO (0.77%)           21.26% to 21.68%          (27.20%) to (5.19%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         VALUE TRUST A
                          ----------------------------------------------------------------------------------------------------------
                                    2004                       2003                        2002                      2001
                          -------------------------  ------------------------  --------------------------  -------------------------
Units, beginning
 of period                                 728,180                    830,514                   878,070                     544,199
Units issued                                25,066                     70,462                   245,560                     644,743
Units redeemed                            (138,144)                  (172,796)                 (293,116)                   (310,872)
                          ------------------------   ------------------------  ------------------------    ------------------------

Units, end of period                       615,102                    728,180                   830,514                     878,070
                          ========================   ========================  ========================    ========================
Unit value                $18.500073 TO $20.727331   $16.346669 to $18.250518  $11.988345 to $13.337895    $15.804033 to $17.521564

Net assets, end of period $             12,315,247   $             12,884,597  $             10,768,217    $             15,101,007

Investment income ratio*                      0.60%                      1.17%                     0.84%                       0.57%

Expense ratio, lowest
 to highest**                        1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%              1.40% to 1.75%

Total return, lowest
 to highest***                     13.17% TO 13.57%           36.35% to 36.83%       (24.14%) to (23.88%)             1.72% to 3.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       VALUE TRUST B
                                     ---------------------------------------------------------------------------------
                                              2004                         2003                       2002
                                     -------------------------   -------------------------    ------------------------
Units, beginning of period                            125,052                      33,539                          0
Units issued                                          205,353                     104,595                     37,784
Units redeemed                                       (114,480)                    (13,082)                    (4,245)
                                     ------------------------    ------------------------     ----------------------

Units, end of period                                  215,925                     125,052                     33,539
                                     ========================    ========================     ======================
Unit value                           $14.615931 TO $14.838145    $12.930141 to $13.113578     $9.493546 to $9.618617

Net assets, end of period            $              3,171,245    $              1,621,807     $              319,218

Investment income ratio*                                 0.39%                       1.12%                      0.05%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***            13.04% TO 13.44%            36.20% to 36.68%         (24.05%) to (4.57%)

               The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               REAL ESTATE SECURITIES TRUST A
                           ------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                    2001
                           ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                  422,232                   430,391                   283,734                   281,074
Units issued                                 76,826                   117,564                   295,540                   180,862
Units redeemed                             (120,279)                 (125,723)                 (148,883)                 (178,202)
                           ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                        378,779                   422,232                   430,391                   283,734
                           ========================  ========================  ========================  ========================

Unit value                 $24.627525 TO $25.460516  $18.981707 to $19.555029  $13.882066 to $14.251467  $13.771429 to $14.088482

Net assets, end of period  $              9,520,468  $              8,164,520  $              6,082,362  $              3,974,855

Investment income ratio*                       2.48%                     2.54%                     2.79%                     2.91%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               29.74% TO 30.20%          36.74% to 37.21%            0.80% to 1.16%            1.45% to 2.89%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   REAL ESTATE SECURITIES TRUST B
                           ----------------------------------------------------------------------------
                                     2004                      2003                       2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                  316,054                   122,644                         0
Units issued                                464,335                   224,834                   170,713
Units redeemed                             (307,296)                  (31,424)                  (48,069)
                           ------------------------  ------------------------  ------------------------

Units, end of period                        473,093                   316,054                   122,644
                           ========================  ========================  ========================

Unit value                 $20.890350 TO $22.499805  $16.134374 to $17.360006  $11.817865 to $12.702902

Net assets, end of period  $              9,994,862  $              5,149,003  $              1,455,223

Investment income ratio*                       1.92%                     2.07%                     0.24%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               29.48% TO 29.93%          36.53% to 37.00%          (5.46%) to 1.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   BALANCED TRUST A
                           -----------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           -----------------------   -----------------------   -----------------------   -----------------------
Units, beginning of period                 402,968                   476,918                   423,533                   369,594
Units issued                                17,647                    57,555                   255,642                   151,644
Units redeemed                            (420,615)                 (131,505)                 (202,257)                  (97,705)
                           -----------------------   -----------------------   -----------------------   -----------------------

Units, end of period                             0                   402,968                   476,918                   423,533
                           =======================   =======================   =======================   =======================

Unit value                 $9.291205 TO $11.923241   $9.384581 to $12.029110   $8.355296 to $10.672379   $9.928886 to $12.637994

Net assets, end of period  $                     0   $             4,438,793   $             4,655,313   $             5,076,285

Investment income ratio*                      2.45%                     2.47%                     2.45%                     2.07%

Expense ratio,
 lowest to highest**                 1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***             (1.00%) TO (0.88%)         12.32% to 12.71%       (15.85%) to (15.55%)       (11.67%) to (8.49%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          BALANCED TRUST B
                           -----------------------------------------------------------------------------
                                     2004                      2003                       2002
                           ------------------------   ------------------------  ------------------------
Units, beginning of period                   74,000                     32,202                         0
Units issued                                 48,660                     64,062                    38,125
Units redeemed                             (122,660)                   (22,264)                   (5,923)
                           ------------------------   ------------------------  ------------------------

Units, end of period                              0                     74,000                    32,202
                           ========================   ========================  ========================

Unit value                 $11.829603 TO $12.585194   $11.953196 to $12.706146  $10.643258 to $11.285455

Net assets, end of period  $                      0   $                930,737  $                360,474

Investment income ratio*                       2.71%                      2.24%                     0.18%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***              (1.07%) TO (0.95%)          12.20% to 12.59%        (14.85%) to (2.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      HIGH YIELD TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                1,397,973                   851,832                  792,885                    558,918
Units issued                                332,488                 1,234,606                  642,247                    614,745
Units redeemed                             (826,296)                 (688,465)                (583,300)                  (380,778)
                           ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                        904,165                 1,397,973                  851,832                    792,885
                           ========================  ========================  =======================   ========================

Unit value                 $13.065633 TO $15.481606  $11.972562 to $14.136722  $9.790451 to $11.519811   $10.698741 to $12.544550

Net assets, end of period  $             12,864,611  $             18,070,623  $             9,168,510   $              9,538,643

Investment income ratio*                       6.35%                     5.11%                    8.31%                     10.28%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return,
 lowest to highest***                 9.13% TO 9.51%          22.29% to 22.72%        (8.49%) to (8.17%)         (7.43%) to (6.80%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        HIGH YIELD TRUST B
                           ----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                  946,922                    78,182                         0
Units issued                              1,385,287                 2,223,643                   168,512
Units redeemed                           (1,357,871)               (1,354,903)                  (90,330)
                           ------------------------  ------------------------  ------------------------

Units, end of period                        974,338                   946,922                    78,182
                           ========================  ========================  ========================

Unit value                 $15.145567 TO $15.695609  $13.891244 to $14.359708  $11.370655 to $11.724791

Net assets, end of period  $             15,077,407  $             13,430,154  $                909,514

Investment income ratio*                       4.72%                     3.73%                     0.85%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 8.92% TO 9.30%          22.05% to 22.47%         (9.03%) to (0.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE AGGRESSIVE 1000 TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                  437,472                   465,765                 447,744                     357,143
Units issued                                 63,547                    73,134                 143,730                     172,426
Units redeemed                              (58,600)                 (101,427)               (125,709)                    (81,825)
                           ------------------------  ------------------------  ----------------------    ------------------------

Units, end of period                        442,419                   437,472                 465,765                     447,744
                           ========================  ========================  ======================    ========================

Unit value                 $11.862395 TO $15.146219  $10.402017 to $13.235054  $7.846184 to $9.948297    $10.070301 to $12.723595

Net assets, end of period  $              6,041,648  $              5,215,830  $            4,238,979    $              5,386,950

Investment income ratio*                       0.77%                     0.41%                   0.83%                       4.16%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%          1.40% to 1.75%              1.40% to 1.75%

Total return,
 lowest to highest***               14.04% TO 14.44%          32.57% to 33.04%     (22.09%) to (21.81%)        (15.10%) to (12.42%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 LIFESTYLE AGGRESSIVE 1000 TRUST B
                           ---------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                1,816,155                   126,246                        0
Units issued                              3,208,617                 1,781,486                  127,710
Units redeemed                           (1,970,257)                  (91,577)                  (1,464)
                           ------------------------  ------------------------  -----------------------

Units, end of period                      3,054,515                 1,816,155                  126,246
                           ========================  ========================  =======================

Unit value                 $15.121981 TO $15.262264  $13.260309 to $13.336456  $9.993367 to $10.024515

Net assets, end of period  $             46,432,639  $             24,166,972  $             1,264,135

Investment income ratio*                       0.63%                     0.14%                    0.00%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***               14.04% TO 14.44%          32.57% to 33.04%       (20.05%) to (5.59%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE GROWTH 820 TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                       2001
                           ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                2,184,700                 2,202,093                1,964,722                  1,569,244
Units issued                                327,280                   336,742                  677,069                    651,200
Units redeemed                             (333,625)                 (354,135)                (439,698)                  (255,722)
                           ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      2,178,355                 2,184,700                2,202,093                  1,964,722
                           ========================  ========================  =======================   ========================

Unit value                 $12.807137 TO $17.363307  $11.374440 to $15.366925  $8.934824 to $12.028869   $10.804923 to $14.495682

Net assets, end of period  $             33,489,683  $             29,888,266  $            23,853,389   $             26,833,192

Investment income ratio*                       1.45%                     1.20%                    2.17%                      5.03%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return,
 lowest to highest***               12.60% TO 12.99%          27.30% to 27.75%      (17.31%) to (17.02%)        (10.54%) to (8.59%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LIFESTYLE GROWTH 820 TRUST B
                           ----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                3,499,285                   424,132                         0
Units issued                             13,178,921                 3,182,417                   442,206
Units redeemed                           (6,021,824)                 (107,264)                  (18,074)
                           ------------------------  ------------------------  ------------------------

Units, end of period                     10,656,382                 3,499,285                   424,132
                           ========================  ========================  ========================

Unit value                 $15.124169 TO $15.414851  $13.417365 to $13.641026  $10.537942 to $10.686894

Net assets, end of period  $            163,056,238  $             47,508,632  $              4,522,933

Investment income ratio*                       0.83%                     0.52%                     0.04%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               12.61% TO 13.00%          27.20% to 27.64%        (15.70%) to (4.44%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE BALANCED 640 TRUST A
                           -------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                      2001
                           ------------------------  ------------------------  -----------------------    ------------------------
Units, beginning of period                3,339,963                 2,919,841                 2,394,407                  1,807,767
Units issued                                709,339                   850,780                 1,102,258                    876,830
Units redeemed                             (558,665)                 (430,658)                 (576,824)                  (290,190)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      3,490,637                 3,339,963                 2,919,841                  2,394,407
                           ========================  ========================  ========================   ========================

Unit value                 $13.896892 TO $18.749859  $12.461505 to $16.754333  $10.228949 to $13.704682   $11.559863 to $15.433664

Net assets, end of period  $             56,752,243  $             48,820,104  $             35,380,240   $             34,509,338

Investment income ratio*                       2.24%                     2.37%                     3.25%                      5.21%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return,
 lowest to highest***               11.52% TO 11.91%          21.83% to 22.25%       (11.51%) to (11.20%)         (6.34%) to (5.23%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LIFESTYLE BALANCED 640 TRUST B
                           ----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                4,784,255                   790,394                         0
Units issued                             11,766,035                 4,180,770                   841,109
Units redeemed                           (5,439,131)                 (186,909)                  (50,715)
                           ------------------------  ------------------------  ------------------------

Units, end of period                     11,111,159                 4,784,255                   790,394
                           ========================  ========================  ========================

Unit value                 $15.209160 TO $15.523970  $13.634469 to $13.881850  $11.180582 to $11.355046

Net assets, end of period  $            171,110,219  $             66,049,509  $              8,940,240

Investment income ratio*                       1.43%                     1.47%                     0.23%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               11.44% TO 11.83%          21.83% to 22.25%        (10.56%) to (2.58%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE MODERATE 460 TRUST A
                           -------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                      2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period                1,736,694                 1,709,413                 1,257,133                    725,241
Units issued                                343,791                   371,968                   749,221                    659,601
Units redeemed                             (359,923)                 (344,687)                 (296,941)                  (127,709)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      1,720,562                 1,736,694                 1,709,413                  1,257,133
                           ========================  ========================  ========================   ========================

Unit value                 $14.562713 TO $19.484176  $13.346846 to $17.794866  $11.527502 to $15.315540   $12.224839 to $16.185243

Net assets, end of period  $             28,155,971  $             26,228,051  $             22,372,437   $             18,653,484

Investment income ratio*                       2.90%                     3.07%                     3.40%                      4.90%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return,
 lowest to highest***                 9.11% TO 9.49%          15.78% to 16.19%         (5.70%) to (5.37%)         (2.72%) to (2.35%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LIFESTYLE MODERATE 460 TRUST B
                           -----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                1,961,184                   377,035                         0
Units issued                              4,396,576                 1,890,160                   388,031
Units redeemed                           (2,088,720)                 (306,011)                  (10,996)
                           ------------------------  ------------------------  ------------------------

Units, end of period                      4,269,040                 1,961,184                   377,035
                           ========================  ========================  ========================

Unit value                 $14.999837 TO $15.152916  $13.733715 to $13.839140  $11.849812 to $11.910967

Net assets, end of period  $             64,244,940  $             27,022,789  $              4,480,368

Investment income ratio*                       1.99%                     1.79%                     0.31%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 9.11% TO 9.49%          15.78% to 16.19%         (5.20%) to (1.16%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LIFESTYLE CONSERVATIVE 280 TRUST A
                           ------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                1,201,733                 1,420,412                   715,429                   350,354
Units issued                                244,563                   326,484                   885,117                   468,912
Units redeemed                             (495,079)                 (545,163)                 (180,134)                 (103,837)
                           ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                        951,217                 1,201,733                 1,420,412                   715,429
                           ========================  ========================  ========================  ========================

Unit value                 $15.311609 TO $19.718253  $14.350511 to $18.415805  $13.091280 to $16.741166  $13.096907 to $16.689833

Net assets, end of period  $             16,108,768  $             19,070,694  $             20,440,742  $             10,950,430

Investment income ratio*                       3.70%                     3.68%                     2.80%                     3.81%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 6.70% TO 7.07%           9.62% to 10.00%          (0.04%) to 0.31%            1.28% to 1.78%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 LIFESTYLE CONSERVATIVE 280 TRUST B
                           ----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                1,459,840                   313,670                         0
Units issued                              2,136,932                 2,060,095                   329,317
Units redeemed                           (1,374,008)                 (913,925)                  (15,647)
                           ------------------------  ------------------------  ------------------------

Units, end of period                      2,222,764                 1,459,840                   313,670
                           ========================  ========================  ========================

Unit value                 $14.570649 TO $14.705811  $13.665685 to $13.744482  $12.466950 to $12.526309

Net assets, end of period  $             32,473,433  $             19,982,698  $              3,912,613

Investment income ratio*                       3.04%                     2.53%                     0.16%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 6.62% TO 7.00%           9.62% to 10.00%          (0.26%) to 0.53%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY VALUE TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                  785,514                   846,440                   655,406                   327,836
Units issued                                123,935                   277,826                   585,786                   492,738
Units redeemed                             (171,768)                 (338,752)                 (394,752)                 (165,168)
                           ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                        737,681                   785,514                   846,440                   655,406
                           ========================  ========================  ========================  ========================

Unit value                 $19.364563 TO $20.883351  $15.725754 to $16.976139  $11.960450 to $12.924339  $12.925755 to $13.981425

Net assets, end of period  $             14,822,584  $             12,806,114  $             10,437,539  $              8,633,141

Investment income ratio*                       0.16%                     0.39%                     0.30%                     0.16%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               23.02% TO 23.45%          31.35% to 31.81%         (7.56%) to (7.24%)           4.78% to 8.72%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SMALL COMPANY VALUE TRUST B
                           ----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                  830,808                   207,989                         0
Units issued                                982,959                   710,010                   250,437
Units redeemed                             (674,721)                  (87,191)                  (42,448)
                           ------------------------  ------------------------  ------------------------

Units, end of period                      1,139,046                   830,808                   207,989
                           ========================  ========================  ========================

Unit value                 $16.447403 TO $18.576036  $13.397323 to $15.116060  $10.207514 to $11.505543

Net assets, end of period  $             19,051,889  $             11,303,684  $              2,133,803

Investment income ratio*                       0.09%                     0.35%                     0.04%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               22.77% TO 23.20%          31.25% to 31.71%        (18.34%) to (2.04%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 INTERNATIONAL VALUE TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ----------------------    ------------------------
Units, beginning of period                  442,116                   409,944                 262,146                     159,197
Units issued                                157,474                   155,175               2,263,309                     450,036
Units redeemed                             (133,667)                 (123,003)             (2,115,511)                   (347,087)
                           ------------------------  ------------------------  ----------------------    ------------------------

Units, end of period                        465,923                   442,116                 409,944                     262,146
                           ========================  ========================  ======================    ========================

Unit value                 $14.400513 TO $14.606124  $12.045466 to $12.186877  $8.453467 to $8.531381    $10.459987 to $10.529997

Net assets, end of period  $              6,761,184  $              5,360,940  $            3,483,774    $              2,755,188

Investment income ratio*                       1.26%                     0.81%                   0.65%                       1.01%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%          1.40% to 1.75%              1.40% to 1.75%

Total return,
 lowest to highest***               19.43% TO 19.85%          42.35% to 42.85%     (19.26%) to (18.98%)        (11.53%) to (11.23%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    INTERNATIONAL VALUE TRUST B
                           ---------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                  548,234                   112,777                        0
Units issued                                723,046                   814,517                  379,567
Units redeemed                             (481,721)                 (379,060)                (266,790)
                           ------------------------  ------------------------  -----------------------

Units, end of period                        789,559                   548,234                  112,777
                           ========================  ========================  =======================

Unit value                 $16.549456 TO $17.515517  $13.876213 to $14.671519  $9.770965 to $10.320663

Net assets, end of period  $             13,193,524  $              7,674,605  $             1,109,783

Investment income ratio*                       0.98%                     0.64%                    0.00%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***               19.26% TO 19.68%          42.01% to 42.51%       (21.83%) to (7.35%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY BLEND TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           -----------------------   -----------------------   -----------------------   ------------------------
Units, beginning of period                 476,533                   434,766                   509,250                   230,873
Units issued                                57,188                   141,305                   436,060                   401,050
Units redeemed                            (135,450)                  (99,538)                 (510,544)                 (122,673)
                           -----------------------   -----------------------   -----------------------   ------------------------

Units, end of period                       398,271                   476,533                   434,766                   509,250
                           =======================   =======================   =======================   ========================

Unit value                 $9.778392 TO $12.975896   $9.283714 to $12.276306   $6.7462279 to $8.910911   $9.244249 to $12.138851

Net assets, end of period  $             4,645,912   $             5,243,964   $             3,517,937   $             5,918,406

Investment income ratio*                      0.00%                     0.00%                     0.27%                     0.00%

Expense ratio,
 lowest to highest**                 1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                5.33% TO 5.70%          37.29% to 37.77%       (26.85%) to (26.59%)         (3.92%) to 0.54%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SMALL COMPANY BLEND TRUST B
                           ---------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                  320,334                    58,192                       0
Units issued                                473,810                   317,893                  74,932
Units redeemed                             (302,989)                  (55,751)                (16,740)
                           ------------------------  ------------------------  -----------------------

Units, end of period                        491,155                   320,334                  58,192
                           ========================  ========================  =======================

Unit value                 $13.085579 TO $13.581778  $12.442530 to $12.901400  $9.067980 to $9.393008

Net assets, end of period  $              6,479,353  $              4,011,004  $              534,610

Investment income ratio*                       0.00%                     0.00%                   0.01%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%          1.40% to 1.75%

Total return,
 lowest to highest***                 5.17% TO 5.54%          37.21% to 37.69%      (27.46%) to (7.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   TOTAL RETURN TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                2,965,526                 3,392,216                 1,722,197                   562,835
Units issued                                159,360                   893,090                 2,274,872                 1,436,713
Units redeemed                             (695,041)               (1,319,780)                 (604,853)                 (277,351)
                           ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      2,429,845                 2,965,526                 3,392,216                 1,722,197
                           ========================  ========================  ========================  ========================

Unit value                 $16.109056 TO $16.563922  $15.620011 to $16.004802  $15.136415 to $15.455104  $14.065149 to $14.311130

Net assets, end of period  $             39,568,912  $             46,792,447  $             51,820,869  $             24,468,266

Investment income ratio*                       3.92%                     2.85%                     2.41%                     3.10%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 3.13% TO 3.49%            3.19% to 3.56%            7.62% to 7.99%            5.47% to 6.77%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       TOTAL RETURN TRUST B
                           ----------------------------------------------------------------------------
                                     2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                2,424,025                   900,181                         0
Units issued                              1,858,030                 2,173,008                   949,192
Units redeemed                           (1,705,769)                 (649,164)                  (49,011)
                           ------------------------  ------------------------  ------------------------

Units, end of period                      2,576,286                 2,424,025                   900,181
                           ========================  ========================  ========================

Unit value                 $14.115409 TO $14.246371  $13.719187 to $13.797961  $13.312683 to $13.348694

Net assets, end of period  $             36,510,111  $             33,337,919  $             11,993,065

Investment income ratio*                       3.24%                     2.20%                     0.10%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 2.89% TO 3.25%            3.05% to 3.41%            1.70% to 6.79%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   U.S. LARGE CAP TRUST A
                           ----------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ----------------------    ----------------------
Units, beginning of period                1,182,076                 1,169,418                 935,214                   581,872
Units issued                                579,478                   184,894                 483,090                   666,345
Units redeemed                             (350,577)                 (172,236)               (248,886)                 (313,003)
                           ------------------------  ------------------------  ----------------------    ----------------------

Units, end of period                      1,410,977                 1,182,076               1,169,418                   935,214
                           ========================  ========================  ======================    ======================

Unit value                 $12.705323 TO $13.326315  $11.820052 to $12.354355  $8.775940 to $9.140645    $11.937561 to $12.3901

Net assets, end of period  $             18,444,664  $             14,287,142  $           10,492,539    $           11,469,737

Investment income ratio*                       0.28%                     0.38%                   0.29%                     0.34%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%          1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 7.49% TO 7.87%          34.69% to 35.16%     (26.48%) to (26.23%)        (4.15%) to (1.60%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      U.S. LARGE CAP TRUST B
                           ---------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                  807,777                   135,885                        0
Units issued                                733,737                   715,339                  152,259
Units redeemed                             (462,767)                  (43,447)                 (16,374)
                           ------------------------  ------------------------  -----------------------

Units, end of period                      1,078,747                   807,777                  135,885
                           ========================  ========================  =======================

Unit value                 $13.591728 TO $14.388284  $12.664320 to $13.372967  $9.419481 to $9.9217620

Net assets, end of period  $             15,306,610  $             10,660,089  $             1,338,296

Investment income ratio*                       0.21%                     0.33%                    0.02%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***                 7.22% TO 7.59%         34.31% to $34.78        (24.64%) to (7.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MID CAP STOCK TRUST A
                           ------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ----------------------    ------------------------
Units, beginning of period                  703,634                   610,028                 511,023                     293,545
Units issued                                125,653                   278,358                 277,177                     313,902
Units redeemed                             (170,248)                 (184,752)               (178,172)                    (96,424)
                           ------------------------  ------------------------  ----------------------    ------------------------

Units, end of period                        659,039                   703,634                 610,028                     511,023
                           ========================  ========================  ======================    ========================

Unit value                 $12.867467 TO $13.289711  $10.989664 to $11.361678  $7.849726 to $8.123564    $10.305876 to $10.676087

Net assets, end of period  $              8,665,541  $              7,897,684  $            4,886,818    $              5,346,696

Investment income ratio*                       0.00%                     0.00%                   0.00%                       0.00%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%          1.40% to 1.75%              1.40% to 1.75%

Total return,
 lowest to highest***               16.97% TO 17.38%          39.86% to 40.35%     (23.91%) to (23.64%)         (12.46%) to (6.34%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      MID CAP STOCK TRUST B
                           ---------------------------------------------------------------------------
                                     2004                       2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                  494,954                    85,814                        0
Units issued                                811,643                   490,203                   97,953
Units redeemed                             (538,002)                  (81,063)                 (12,139)
                           ------------------------  ------------------------  -----------------------

Units, end of period                        768,595                   494,954                   85,814
                           ========================  ========================  =======================

Unit value                 $15.651048 TO $16.589409  $13.399635 to $14.167455  $9.595389 to $10.119925

Net assets, end of period  $             12,645,731  $              6,967,426  $               865,030

Investment income ratio*                       0.00%                     0.00%                    0.00%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***               16.69% TO 17.10%          39.51% to 40.00%       (23.24%) to (7.56%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL ALLOCATION TRUST A
                           ------------------------------------------------------------------------------------------------------
                                     2004                     2003                      2002                       2001
                           ------------------------  ----------------------    ----------------------    ------------------------
Units, beginning of period                  382,718                 293,376                   277,107                      98,610
Units issued                                 39,813                 117,316                   105,053                     233,867
Units redeemed                             (156,841)                (27,974)                  (88,784)                    (55,370)
                           ------------------------  ----------------------    ----------------------    ------------------------

Units, end of period                        265,690                 382,718                   293,376                     277,107
                           ========================  ======================    ======================    ========================

Unit value                 $10.621190 TO $10.771542  $9.578808 to $9.724144    $7.702576 to $7.827267    $10.197351 to $10.372818

Net assets, end of period  $              2,852,686  $            3,700,746    $            2,277,517    $              2,842,483

Investment income ratio*                       1.10%                   0.42%                     0.00%                       0.11%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%          1.40% to 1.75%            1.40% to 1.75%              1.40% to 1.75%

Total return,
 lowest to highest***               10.77% TO 11.16%        24.23% to 24.67%       (24.54%) to (24.28%)        (14.81%) to (13.02%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     GLOBAL ALLOCATION TRUST B
                           ---------------------------------------------------------------------------
                                     2004                     2003                      2002
                           -----------------------   ------------------------  -----------------------
Units, beginning of period                 126,849                     19,428                        0
Units issued                               237,929                    114,977                   20,010
Units redeemed                             (86,368)                    (7,556)                    (582)
                           -----------------------   ------------------------  -----------------------

Units, end of period                       278,410                    126,849                   19,428
                           =======================   ========================  =======================

Unit value                 $13.183540 TO 14.057979   $11.911549 to $12.669816  $9.575126 to $10.159257


Net assets, end of period  $             3,863,687   $              1,591,007  $               193,882

Investment income ratio*                      0.74%                      0.28%                    0.00%

Expense ratio,
 lowest to highest**                 1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***              10.57% TO 10.96%           24.28% to 24.71%       (23.40%) to (6.00%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   DYNAMIC GROWTH TRUST A
                           ----------------------------------------------------------------------------------------------------
                                     2004                     2003                      2002                       2001
                           ----------------------    ----------------------    ----------------------    ----------------------
Units, beginning of period              1,343,925                   772,757                   827,774                   479,733
Units issued                               59,899                   744,934                   208,174                   637,794
Units redeemed                           (313,438)                 (173,766)                 (263,191)                 (289,753)
                           ----------------------    ----------------------    ----------------------    ----------------------

Units, end of period                    1,090,386                 1,343,925                   772,757                   827,774
                           ======================    ======================    ======================    ======================

Unit value                 $4.489166 TO $4.968047    $4.149140 to $4.596353    $3.269019 to $3.624989    $4.639280 to $5.149629

Net assets, end of period  $            5,242,572    $            5,946,398    $            2,655,135    $            4,006,117

Investment income ratio*                     0.00%                     0.00%                     0.00%                     0.17%

Expense ratio,
 lowest to highest**                1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               8.09% TO 8.47%          26.80% to 27.24%       (29.61%) to (29.36%)      (41.23%) to (37.18%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      DYNAMIC GROWTH TRUST B
                           ---------------------------------------------------------------------------
                                     2004                     2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                  251,568                    10,978                        0
Units issued                                136,429                   251,373                   11,369
Units redeemed                             (167,944)                  (10,783)                    (391)
                           ------------------------  ------------------------  -----------------------

Units, end of period                        220,053                   251,568                   10,978
                           ========================  ========================  =======================

Unit value                 $13.164527 TO $13.986908  $12.164875 to $12.892451  $9.578097 to $10.125646

Net assets, end of period  $              3,046,515  $              3,219,309  $               110,421

Investment income ratio*                       0.00%                     0.00%                    0.00%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***                 8.11% TO 8.49%          26.88% to 27.32%       (23.38%) to (5.42%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     INTERNATIONAL INDEX A
                           ----------------------------------------------------------------------------------------------------
                                     2004                     2003                      2002                       2001
                           ----------------------    ----------------------    ----------------------    ----------------------
Units, beginning of period                 97,492                    88,270                    29,265                    10,172
Units issued                               20,202                    85,707                    69,161                   433,216
Units redeemed                           (117,694)                  (76,485)                  (10,156)                 (414,123)
                           ----------------------    ----------------------    ----------------------    ----------------------

Units, end of period                            0                    97,492                    88,270                    29,265
                           ======================    ======================    ======================    ======================

Unit value                 $9.255356 TO $9.538545    $9.015303 to $9.295464    $6.933612 to $7.156227    $8.508168 to $8.790137

Net assets, end of period  $                    0    $              892,483    $              623,668    $              251,803

Investment income ratio*                     0.99%                     2.03%                     1.94%                     1.28%

Expense ratio,
 lowest to highest**                1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               2.62% TO 2.78%          29.89% to 30.35%       (18.59%) to (18.30%)      (23.69%) to (23.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      INTERNATIONAL INDEX B
                           ----------------------------------------------------------------------------
                                     2004                     2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                   84,353                    11,335                         0
Units issued                                 43,637                    75,643                   136,002
Units redeemed                             (127,990)                   (2,625)                 (124,667)
                           ------------------------  ------------------------  ------------------------

Units, end of period                              0                    84,353                    11,335
                           ========================  ========================  ========================

Unit value                 $13.497515 TO $14.152441  $13.162710 to $13.794960  $10.138456 to $10.614836

Net assets, end of period  $                      0  $              1,121,854  $                115,178

Investment income ratio*                       1.18%                     2.73%                     2.30%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 2.54% TO 2.71%          29.83% to 30.28%        (18.89%) to (3.26%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            TOTAL STOCK MARKET INDEX TRUST A
                           ----------------------------------------------------------------------------------------------------
                                     2004                     2003                      2002                       2001
                           ------------------------  ----------------------    ----------------------    ----------------------
Units, beginning of period                  174,632                 174,281                   109,904                    23,583
Units issued                                 32,441                  61,435                   116,713                   104,437
Units redeemed                              (31,315)                (61,084)                  (52,336)                  (18,116)
                           ------------------------  ----------------------    ----------------------    ----------------------

Units, end of period                        175,758                 174,632                   174,281                   109,904
                           ========================  ======================    ======================    ======================

Unit value                 $10.589961 TO $10.863280  $9.635326 to $9.893926    $7.503914 to $7.713002    $9.692272 to $9.972325

Net assets, end of period  $              1,898,297  $            1,713,087    $            1,331,999    $            1,084,914

Investment income ratio*                       0.62%                   0.00%                     1.02%                     1.44%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%          1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                9.80% TO 10.18%        28.28% to 28.73%       (22.66%) to (22.38%)       (12.87%) to (9.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  TOTAL STOCK MARKET INDEX TRUST B
                                     ---------------------------------------------------------------------------------------
                                                2004                          2003                          2002
                                     --------------------------   ----------------------------   ---------------------------
Units, beginning of period                              318,595                         28,372                             0
Units issued                                            376,218                        299,152                        31,132
Units redeemed                                         (237,237)                        (8,929)                       (2,760)
                                     --------------------------   ----------------------------   ---------------------------

Units, end of period                                    457,576                        318,595                        28,372
                                     ==========================   ============================   ===========================
Unit value                           $  13.795381 TO $14.461277   $    12.568032 to $13.141717   $    9.804582 to $10.226558

Net assets, end of period            $                6,539,825   $                  4,149,359   $                   289,021

Investment income ratio*                                   0.46%                          0.00%                         3.00%

Expense ratio, lowest to highest**                1.40% TO 1.75%                 1.40% to 1.75%                1.40% to 1.75%

Total return, lowest to highest***               9.66% TO 10.04%               28.06% to 28.51%            (21.56%) to (5.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                500 INDEX PORTFOLIO TRUST A
                             ---------------------------------------------------------------------------------------------------
                                        2004                    2003                      2002                     2001
                             ------------------------   ----------------------   ----------------------   ----------------------
Units, beginning of period                  1,076,940                1,237,770                  819,472                  145,889
Units issued                                  466,189                  956,256                1,462,210                  866,311
Units redeemed                               (284,440)              (1,117,086)              (1,043,912)                (192,728)
                             ------------------------   ----------------------   ----------------------   ----------------------

Units, end of period                        1,258,689                1,076,940                1,237,770                  819,472
                             ========================   ======================   ======================   ======================

Unit value                   $10.028854 TO $10.287669   $9.247369 to $9.495529   $7.344179 to $7.548807   $9.637624 to $9.916084

Net assets, end of period    $             12,853,998   $           10,136,124   $            9,218,725   $            7,985,947

Investment income ratio*                         0.88%                    0.94%                    0.00%                    1.42%

Expense ratio, lowest to
  highest**                             1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%           1.40% to 1.75%

Total return, lowest to
  highest***                            8.34% TO 8.72%         25.79% to 26.23%      (23.87%) to (23.61%)     (13.81%) to (11.37%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   500 INDEX PORTFOLIO TRUST B
                                     ----------------------------------------------------------------------------------------
                                                2004                           2003                          2002
                                     --------------------------    ---------------------------    ---------------------------
Units, beginning of period                              983,215                        184,094                              0
Units issued                                          1,357,608                        980,772                        324,770
Units redeemed                                         (973,026)                      (181,651)                      (140,676)
                                     --------------------------    ---------------------------    ---------------------------

Units, end of period                                  1,367,797                        983,215                        184,094
                                     ==========================    ===========================    ===========================

Unit value                           $  13.124674 TO $13.981973    $   12.130947 to $12.890992    $    9.652858 to $10.232056

Net assets, end of period            $               18,755,386    $                12,452,785    $                 1,861,963

Investment income ratio*                                   0.64%                          0.61%                          0.00%

Expense ratio, lowest to highest**                1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                8.08% TO 8.46%               25.55% to 25.99%             (22.78%) to (5.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MID CAP INDEX TRUST A
                         ---------------------------------------------------------------------------------------------------------
                                   2004                       2003                        2002                      2001
                         ------------------------   ------------------------   ------------------------   ------------------------
Units, beginning of
  period                                  146,089                    148,951                     93,799                     17,609
Units issued                               33,381                    108,726                    146,035                    296,209
Units redeemed                            (43,487)                  (111,588)                   (90,883)                  (220,019)
                         ------------------------   ------------------------   ------------------------   ------------------------

Units, end of period                      135,983                    146,089                    148,951                     93,799
                         ========================   ========================   ========================   ========================

Unit value               $16.017501 TO $16.303495   $14.073554 to $14.274668   $10.642876 to $10.757291   $12.766859 to $12.858949

Net assets, end of
 period                  $              2,200,532   $              2,073,056   $              1,595,499   $              1,202,563

Investment income
  ratio*                                     0.39%                      0.00%                      0.49%                      0.99%

Expense ratio, lowest
  to highest**                      1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                    13.81% TO 14.21%           32.23% to 32.70%        (16.64%) to (16.34%)          (3.35%) to 1.52%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         MID CAP INDEX TRUST B
                                      ------------------------------------------------------------------------------------------
                                                  2004                           2003                           2002
                                      ----------------------------    ---------------------------    ---------------------------
Units, beginning of period                                 280,327                         65,474                              0
Units issued                                               398,970                        248,728                         67,208
Units redeemed                                            (263,144)                       (33,875)                        (1,734)
                                      ----------------------------    ---------------------------    ---------------------------

Units, end of period                                       416,153                        280,327                         65,474
                                      ============================    ===========================    ===========================

Unit value                            $    14.984785 TO $15.701105    $   13.186545 to $13.803063    $    9.990307 to $10.446948

Net assets, end of period             $                  6,308,116    $                 3,734,931    $                   655,964

Investment income ratio*                                      0.25%                          0.00%                          1.48%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 13.64% TO 14.04%               31.99% to 32.46%             (20.08%) to (4.69%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     SMALL CAP INDEX TRUST A
                            -------------------------------------------------------------------------------------------------------
                                      2004                       2003                      2002                      2001
                            ------------------------   ------------------------   ----------------------   ------------------------
Units, beginning of period                   136,307                    226,950                   94,937                     14,651
Units issued                                 177,222                    348,969                  264,625                    295,598
Units redeemed                              (183,234)                  (439,612)                (132,612)                  (215,222)
                            ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                         130,295                    136,307                  226,950                     94,937
                            ========================   ========================   ======================   ========================

Unit value                  $14.773203 TO $15.179394   $12.801395 to $13.166570   $8.926733 to $9.190549   $11.557294 to $11.910780

Net assets, end of period   $              1,959,714   $              1,775,486   $            2,049,857   $              1,115,681

Investment income ratio*                        0.31%                      0.00%                    1.32%                      1.71%

Expense ratio, lowest to
 highest**                             1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                          15.29% TO 15.69%           43.26% to 43.76%      (22.84%) to (22.57%)          (0.17%) to 4.18%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      SMALL CAP INDEX TRUST B
                                     -----------------------------------------------------------------------------------------
                                                2004                            2003                          2002
                                     ---------------------------    ---------------------------    ---------------------------
Units, beginning of period                               253,978                         52,175                              0
Units issued                                             575,233                        577,056                         71,370
Units redeemed                                          (426,938)                      (375,253)                       (19,195)
                                     ---------------------------    ---------------------------    ---------------------------

Units, end of period                                     402,273                        253,978                         52,175
                                     ===========================    ===========================    ===========================

Unit value                           $   15.589586 TO $16.158254    $   13.545063 to $14.025090    $     9.484387 to $9.810708

Net assets, end of period            $                 6,322,703    $                 3,468,629    $                   496,477

Investment income ratio*                                    0.20%                          0.00%                          2.40%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***               15.09% TO 15.50%               42.81% to 43.31%             (24.12%) to (6.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  CAPITAL APPRECIATION TRUST A
                             --------------------------------------------------------------------------------------------------
                                      2004                     2003                      2002                     2001
                             ----------------------   ----------------------   ----------------------    ----------------------
Units, beginning of period                  171,105                  179,024                   81,629                       790
Units issued                                 22,938                   31,402                  129,156                   113,604
Units redeemed                              (25,185)                 (39,321)                 (31,761)                  (32,765)
                             ----------------------   ----------------------   ----------------------    ----------------------

Units, end of period                        168,858                  171,105                  179,024                    81,629
                             ======================   ======================   ======================    ======================

Unit value                   $8.171240 TO $8.291409   $7.606320 to $7.691148   $5.978615 to $6.024194    $8.769024 to $8.804929

Net assets, end of period    $            1,386,792   $            1,307,213   $            1,073,083    $              716,429

Investment income ratio*                       0.00%                    0.00%                    0.00%                     0.00%

Expense ratio, lowest to
 highest**                            1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
 highest***                           7.43% TO 7.80%         27.23% to 27.67%      (31.82%) to (31.58%)      (19.76%) to (17.10%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    CAPITAL APPRECIATION TRUST B
                                      ----------------------------------------------------------------------------------------
                                                 2004                           2003                           2002
                                      --------------------------    ---------------------------    ---------------------------
Units, beginning of period                               171,828                         44,548                              0
Units issued                                             190,587                        152,162                         46,512
Units redeemed                                          (147,928)                       (24,882)                        (1,964)
                                      --------------------------    ---------------------------    ---------------------------

Units, end of period                                     214,487                        171,828                         44,548
                                      ==========================    ===========================    ===========================

Unit value                            $   11.951649 TO 13.141851    $   11.124546 to $12.201755    $     8.742892 to $9.565574

Net assets, end of period             $                2,778,291    $                 2,074,659    $                   421,782

Investment income ratio*                                    0.00%                          0.00%                          0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 7.33% TO 7.70%               27.11% to 27.56%             (30.06%) to (8.54%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         HEALTH SCIENCES TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                       2001
                           ------------------------   ------------------------   ----------------------   ------------------------
Units, beginning of
 period                                     321,524                    297,962                  171,514                          0
Units issued                                104,021                    168,445                  206,697                    248,183
Units redeemed                             (127,397)                  (144,883)                 (80,249)                   (76,669)
                           ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                        298,148                    321,524                  297,962                    171,514
                           ========================   ========================   ======================   ========================

Unit value                 $14.510292 TO $14.698179   $12.806521 to $12.926890   $9.567392 to $9.623619   $13.381761 to $13.413253

Net assets, end of
 period                    $              4,344,726   $              4,131,295   $            2,856,174   $              2,297,932

Investment income ratio*                       0.00%                      0.00%                    0.00%                      0.00%

Expense ratio, lowest to
 highest**                            1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                         13.30% TO 13.70%           33.86% to 34.32%      (28.50%) to (28.25%)            7.05% to 7.31%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      HEALTH SCIENCES TRUST B
                                      ----------------------------------------------------------------------------------------
                                                2004                            2003                          2002
                                      --------------------------     --------------------------     --------------------------
Units, beginning of period                               267,407                         57,430                              0
Units issued                                             435,063                        240,519                         93,194
Units redeemed                                          (265,771)                       (30,542)                       (35,764)
                                      --------------------------     --------------------------     --------------------------

Units, end of period                                     436,699                        267,407                         57,430
                                      ==========================     ==========================     ==========================

Unit value                            $  14.424059 TO $16.170972     $  12.746949 to $14.254961     $   9.534743 to $10.636160

Net assets, end of period             $                6,926,834     $                3,722,245     $                  594,408

Investment income ratio*                                    0.00%                          0.00%                          0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***               13.04% TO 13.44%               33.56% to 34.02%             (23.72%) to (2.52%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    FINANCIAL SERVICES TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                      2001
                           ------------------------   ------------------------   ----------------------   ------------------------
Units, beginning of
 period                                     237,240                    221,373                  145,091                          0
Units issued                                 28,100                     74,785                  132,427                    154,006
Units redeemed                              (69,212)                   (58,918)                 (56,145)                    (8,915)
                           ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                        196,128                    237,240                  221,373                    145,091
                           ========================   ========================   ======================   ========================

Unit value                 $13.207601 TO $13.378598   $12.177455 to $12.291912   $9.277011 to $9.331532   $11.497105 to $11.524203

Net assets, end of
 period                    $              2,604,626   $              2,900,715   $            2,058,372   $              1,670,551

Investment income ratio*                       0.40%                      0.16%                    0.00%                      0.05%

Expense ratio, lowest to
 highest**                            1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                           8.46% TO 8.84%           31.26% to 31.72%      (19.31%) to (19.03%)         (8.02%) to (7.81%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      FINANCIAL SERVICES TRUST B
                                      -----------------------------------------------------------------------------------------
                                                  2004                           2003                          2002
                                      ---------------------------    ---------------------------    ---------------------------
Units, beginning of period                                200,890                         40,850                              0
Units issued                                              264,154                        181,374                         73,527
Units redeemed                                           (177,849)                       (21,334)                       (32,677)
                                      ---------------------------    ---------------------------    ---------------------------

Units, end of period                                      287,195                        200,890                         40,850
                                      ===========================    ===========================    ===========================

Unit value                            $   14.503495 TO $14.702700    $   13.407583 to $13.578107    $   10.227986 to $10.347728

Net assets, end of period             $                 4,188,601    $                 2,705,259    $                   418,450

Investment income ratio*                                     0.25%                          0.12%                          0.00%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  8.17% TO 8.55%               31.09% to 31.55%             (18.18%) to (4.25%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      QUANTITATIVE MID CAP TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                       2001
                           ------------------------   ------------------------   ----------------------   ------------------------
Units, beginning of
 period                                      44,498                     50,287                    8,312                          0
Units issued                                113,307                     17,957                  102,612                     10,721
Units redeemed                              (19,451)                   (23,746)                 (60,637)                    (2,409)
                           ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                        138,354                     44,498                   50,287                      8,312
                           ========================   ========================   ======================   ========================

Unit value                 $12.114956 TO $12.271843   $10.430346 to $10.528409   $7.662062 to $7.707109   $10.080533 to $10.104317

Net assets, end of
 period                    $              1,686,113   $                465,917   $              386,149   $                 83,879

Investment income ratio*                       0.00%                      0.00%                    0.00%                      0.00%

Expense ratio, lowest to
 highest**                            1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                         16.15% TO 16.56%           36.13% to 36.61%      (23.99%) to (23.72%)       (19.36%) to (19.17%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      QUANTITATIVE MID CAP TRUST B
                                      ------------------------------------------------------------------------------------------
                                                  2004                            2003                            2002
                                      ----------------------------    ---------------------------     --------------------------
Units, beginning of period                                  38,907                         12,337                              0
Units issued                                                83,910                         27,457                         13,426
Units redeemed                                             (39,802)                          (887)                        (1,089)
                                      ----------------------------    ---------------------------     --------------------------

Units, end of period                                        83,015                         38,907                         12,337
                                      ============================    ===========================     ==========================

Unit value                            $    15.305359 TO $15.668018    $   13.199297 to $13.478226     $    9.700786 to $9.881083

Net assets, end of period             $                  1,285,908    $                   519,431     $                  121,106

Investment income ratio*                                      0.00%                          0.00%                          0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 15.84% TO 16.25%               35.93% to 36.40%             (22.39%) to (4.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    STRATEGIC GROWTH TRUST A
                             -----------------------------------------------------------------------------------------------------
                                       2004                     2003                      2002                      2001
                             ------------------------   ----------------------   ----------------------   ------------------------
Units, beginning of period                    205,983                  228,983                  101,341                          0
Units issued                                   11,781                   27,784                  184,686                    115,469
Units redeemed                                (29,667)                 (50,784)                 (57,044)                   (14,128)
                             ------------------------   ----------------------   ----------------------   ------------------------

Units, end of period                          188,097                  205,983                  228,983                    101,341
                             ========================   ======================   ======================   ========================

Unit value                   $10.051965 TO $10.182170   $9.600076 to $9.690358   $7.700872 to $7.746167   $10.891002 to $10.916683

Net assets, end of
 period                      $              1,894,200   $            1,980,476   $            1,765,199   $              1,104,359

Investment income ratio*                         0.00%                    0.00%                    0.00%                      0.00%

Expense ratio, lowest to
 highest**                              1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                             4.71% TO 5.08%         24.66% to 25.10%      (29.29%) to (29.04%)       (12.87%) to (12.67%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         STRATEGIC GROWTH TRUST B
                                       ------------------------------------------------------------------------------------------
                                                      2004                          2003                            2002
                                       ----------------------------    ---------------------------    ---------------------------
Units, beginning of period                                  318,153                         68,904                              0
Units issued                                                231,940                        266,947                         79,059
Units redeemed                                             (249,623)                       (17,698)                       (10,155)
                                       ----------------------------    ---------------------------    ---------------------------

Units, end of period                                        300,470                        318,153                         68,904
                                       ============================    ===========================    ===========================

Unit value                             $    12.069021 TO $13.587529    $   11.545878 to $12.966005    $    9.270921 to $10.385269

Net assets, end of period              $                  4,016,129    $                 4,072,745    $                   709,584

Investment income ratio*                                       0.00%                          0.00%                          0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                    4.43% TO 4.79%               24.41% to 24.85%             (25.83%) to (7.27%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      ALL CAP VALUE TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                       2001
                           ------------------------   ------------------------   ----------------------   ------------------------
Units, beginning of
 period                                     216,698                    201,456                   69,410                          0
Units issued                                 82,395                    133,704                  193,207                     78,125
Units redeemed                              (54,208)                  (118,462)                 (61,161)                    (8,715)
                           ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                        244,885                    216,698                  201,456                     69,410
                           ========================   ========================   ======================   ========================

Unit value                 $13.693111 TO $13.870389   $12.017788 to $12.130735   $8.838989 to $8.890942   $12.464762 to $12.494117

Net assets, end of
 period                    $              3,370,519   $              2,613,330   $            1,784,057   $                865,929

Investment income ratio*                       0.32%                      0.08%                    0.00%                      0.04%

Expense ratio, lowest to
 highest**                            1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                         13.94% TO 14.34%           35.96% to 36.44%      (29.09%) to (28.84%)         (0.28%) to (0.05%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          ALL CAP VALUE TRUST B
                                        ---------------------------------------------------------------------------------------
                                                   2004                           2003                          2002
                                        ---------------------------    ---------------------------    -------------------------
Units, beginning of period                                  342,137                         62,769                            0
Units issued                                                500,249                        365,303                       69,036
Units redeemed                                             (297,017)                       (85,935)                      (6,267)
                                        ---------------------------    ---------------------------    -------------------------

Units, end of period                                        545,369                        342,137                       62,769
                                        ===========================    ===========================    =========================

Unit value                              $   13.725754 TO $15.050883    $   12.051359 to $13.181759    $   8.867339 to $9.674898

Net assets, end of period               $                 8,078,643    $                 4,450,912    $                 593,689

Investment income ratio*                                       0.23%                          0.12%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                  13.78% TO 14.18%               35.77% to 36.25%          (29.06%) to (10.39%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    STRATEGIC VALUE TRUST A
                             -----------------------------------------------------------------------------------------------------
                                        2004                     2003                    2002                      2001
                             ------------------------   ----------------------   ----------------------   ------------------------
Units, beginning of
 period                                       173,533                  192,002                  105,084                          0
Units issued                                   42,063                   28,704                  135,413                    116,233
Units redeemed                                (61,523)                 (47,173)                 (48,495)                   (11,149)
                             ------------------------   ----------------------   ----------------------   ------------------------

Units, end of period                          154,073                  173,533                  192,002                    105,084
                             ========================   ======================   ======================   ========================

Unit value                   $11.098309 TO $11.242049   $9.573143 to $9.663184   $7.564926 to $7.609422   $10.574706 to $10.599650

Net assets, end of period    $              1,717,902   $            1,666,570   $            1,454,944   $              1,112,393

Investment income ratio*                         0.37%                    0.02%                    0.00%                      0.00%

Expense ratio, lowest to
 highest**                              1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                           15.93% TO 16.34%         26.55% to 26.99%      (28.46%) to (28.21%)       (15.40%) to (15.20%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         STRATEGIC VALUE TRUST B
                                       ------------------------------------------------------------------------------------------
                                                  2004                            2003                            2002
                                       ----------------------------    ---------------------------     --------------------------
Units, beginning of period                                  160,092                         42,780                              0
Units issued                                                305,147                        128,764                         48,194
Units redeemed                                             (187,992)                       (11,452)                        (5,414)
                                       ----------------------------    ---------------------------     --------------------------

Units, end of period                                        277,247                        160,092                         42,780
                                       ============================    ===========================     ==========================

Unit value                             $    13.676015 TO $14.480704    $   11.804094 to $12.467370     $    9.325864 to $9.825317

Net assets, end of period              $                  3,980,664    $                 1,982,849     $                  417,670

Investment income ratio*                                       0.27%                          0.06%                          0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  15.74% TO 16.15%               26.45% to 26.89%             (25.39%) to (7.29%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       UTILITIES TRUST A
                            ----------------------------------------------------------------------------------------------------
                                       2004                    2003                      2002                      2001
                            ------------------------   ----------------------   ----------------------    ----------------------
Units, beginning of period                   212,985                  188,044                  153,476                         0
Units issued                                 171,839                  157,042                  157,695                   239,335
Units redeemed                               (89,422)                (132,101)                (123,127)                  (85,859)
                            ------------------------   ----------------------   ----------------------    ----------------------

Units, end of period                         295,402                  212,985                  188,044                   153,476
                            ========================   ======================   ======================    ======================

Unit value                  $11.667328 TO $11.818383   $9.174298 to $9.260547   $6.939875 to $6.980670    $9.237560 to $9.259344

Net assets, end of period   $              3,468,267   $            1,961,163   $            1,307,426    $            1,419,248

Investment income ratio*                        0.93%                    0.95%                    0.01%                     1.30%

Expense ratio, lowest to
 highest**                             1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
 highest***                          27.17% TO 27.62%         32.20% to 32.66%      (24.87%) to (24.61%)      (26.10%) to (25.93%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           UTILITIES TRUST B
                                       -----------------------------------------------------------------------------------------
                                                  2004                            2003                          2002
                                       ---------------------------    ---------------------------    ---------------------------
Units, beginning of period                                  79,316                         11,317                              0
Units issued                                               191,858                         72,038                         12,738
Units redeemed                                            (100,673)                        (4,039)                        (1,421)
                                       ---------------------------    ---------------------------    ---------------------------
Units, end of period                                       170,501                         79,316                         11,317
                                       ===========================    ===========================    ===========================

Unit value                             $   16.807837 TO $18.366353    $   13.222661 to $14.412596    $   10.012642 to $10.886485

Net assets, end of period              $                 3,100,182    $                 1,132,989    $                   122,892

Investment income ratio*                                      0.76%                          0.76%                          0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 26.99% TO 27.43%               31.93% to 32.39%              (19.90%) to 1.00%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     MID CAP VALUE TRUST A
                          ---------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                        2001
                          ------------------------   ------------------------   ------------------------   ------------------------
Units, beginning of
 period                                    593,873                    668,035                    228,369                          0
Units issued                               178,784                     85,386                    600,898                    237,225
Units redeemed                             (96,444)                  (159,548)                  (161,232)                    (8,856)
                          ------------------------   ------------------------   ------------------------   ------------------------

Units, end of period                       676,213                    593,873                    668,035                    228,369
                          ========================   ========================   ========================   ========================

Unit value                $17.214767 TO $17.437569   $14.076273 to $14.208533   $11.426974 to $11.494079   $12.936460 to $12.966914

Net assets, end of
 period                   $             11,703,312   $              8,389,873   $              7,650,827   $              2,957,589

Investment income ratio*                      0.49%                      0.41%                      0.00%                      0.55%

Expense ratio, lowest to
 highest**                           1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                        22.30% TO 22.73%           23.18% to 23.62%        (11.67%) to (11.36%)            3.49% to 3.74%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           MID CAP VALUE TRUST B
                                      ------------------------------------------------------------------------------------------
                                                  2004                            2003                           2002
                                      ----------------------------    ---------------------------    ---------------------------
Units, beginning of period                                 916,000                        228,338                              0
Units issued                                             1,185,982                        749,211                        261,220
Units redeemed                                            (773,234)                       (61,549)                       (32,882)
                                      ----------------------------    ---------------------------    ---------------------------

Units, end of period                                     1,328,748                        916,000                        228,338
                                      ============================    ===========================    ===========================

Unit value                            $    16.254740 TO $17.182183    $   13.317463 to $14.063217    $   10.830161 to $11.425215

Net assets, end of period             $                 21,808,440    $                12,294,350    $                 2,487,641

Investment income ratio*                                      0.36%                          0.29%                          0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 22.06% TO 22.48%               22.97% to 23.40%             (13.36%) to (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         FUNDAMENTAL VALUE TRUST A
                            ------------------------------------------------------------------------------------------------------
                                       2004                      2003                     2002                       2001
                            ------------------------   ------------------------  ----------------------   ------------------------
Units, beginning of
 period                                      715,756                    721,853                 305,676                          0
Units issued                                  97,293                     97,117                 487,890                    320,983
Units redeemed                               (87,528)                  (103,214)                (71,713)                   (15,307)
                            ------------------------   ------------------------  ----------------------   ------------------------

Units, end of period                         725,521                    715,756                 721,853                    305,676
                            ========================   ========================  ======================   ========================

Unit value                  $13.378959 TO $13.552160   $12.178644 to $12.293099  $9.545508 to $9.601589   $11.592814 to $11.620125

Net assets, end of period   $              9,739,559   $              8,736,554  $            6,898,859   $              3,545,972

Investment income ratio*                        0.49%                      0.28%                   0.09%                      0.00%

Expense ratio, lowest to
 highest**                             1.40% TO 1.75%             1.40% to 1.75%          1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                           9.86% TO 10.24%           27.59% to 28.03%     (17.66%) to (17.37%)         (7.26%) to (7.04%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       FUNDAMENTAL VALUE TRUST B
                                       -----------------------------------------------------------------------------------------
                                                     2004                          2003                            2002
                                       ---------------------------    ---------------------------    ---------------------------
Units, beginning of period                                 684,299                        211,556                              0
Units issued                                             1,052,377                        541,106                        220,570
Units redeemed                                            (567,360)                       (68,363)                        (9,014)
                                       ---------------------------    ---------------------------    ---------------------------

Units, end of period                                     1,169,316                        684,299                        211,556
                                       ===========================    ===========================    ===========================

Unit value                             $   14.705246 TO $14.855745    $   13.428610 to $13.552445    $   10.546509 to $10.633144

Net assets, end of period              $                17,273,442                      9,219,586    $                 2,235,257

Investment income ratio*                                      0.35%                          0.25%                          0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   9.51% TO 9.89%               27.33% to 27.77%             (15.63%) to (3.19%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             EMERGING GROWTH
                                                                  TRUST B
                                        -----------------------------------------------------------
                                                    2004                           2003
                                        ----------------------------    ---------------------------
Units, beginning of period                                    22,412                              0
Units issued                                                  71,685                         28,962
Units redeemed                                               (54,581)                        (6,550)
                                        ----------------------------    ---------------------------

Units, end of period                                          39,516                         22,412
                                        ============================    ===========================

Unit value                              $    16.921582 TO $17.020099    $   16.148310 to $16.185428

Net assets, end of period               $                    670,398    $                   362,287

Investment income ratio*                                        0.00%                          0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                     4.79% TO 5.16%               29.19% to 29.48%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                NATURAL RESOURCES
                                                                     TRUST B
                                        -----------------------------------------------------------
                                                    2004                            2003
                                        ----------------------------    ---------------------------
Units, beginning of period                                    82,271                              0
Units issued                                                 381,955                         89,475
Units redeemed                                              (224,941)                        (7,204)
                                        ----------------------------    ---------------------------

Units, end of period                                         239,285                         82,271
                                        ============================    ===========================

Unit value                              $    21.665649 TO $21.791715    $   17.774754 to $17.815615

Net assets, end of period               $                  5,201,493    $                 1,464,070

Investment income ratio*                                        0.05%                          0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   21.89% TO 22.32%               42.20% to 42.52%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     MID CAP CORE
                                                                        TRUST B
                                        -----------------------------------------------------------
                                                     2004                           2003
                                        ----------------------------    ---------------------------
Units, beginning of period                                   138,988                              0
Units issued                                                 332,543                        139,825
Units redeemed                                              (201,425)                          (837)
                                        ----------------------------    ---------------------------

Units, end of period                                         270,106                        138,988
                                        ============================    ===========================

Unit value                              $    16.962682 TO $17.061458    $   15.125220 to $15.160007

Net assets, end of period               $                  4,594,041    $                 2,104,564

Investment income ratio*                                        0.00%                          0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   12.15% TO 12.54%               21.00% to 21.28%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  QUANTITATIVE ALL CAP
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                             5,950                          0
Units issued                                          26,462                      5,950
Units redeemed                                       (12,141)                         0
                                    ------------------------   ------------------------

Units, end of period                                  20,271                      5,950
                                    ========================   ========================

Unit value                          $17.319052 TO $17.419898   $15.370112 to $15.405463

Net assets, end of period           $                352,307   $                 91,501

Investment income ratio*                                0.79%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           12.68% TO 13.08%           22.96% to 23.24%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      LARGE CAP VALUE
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            27,758                          0
Units issued                                         202,000                     27,780
Units redeemed                                       (94,244)                       (22)
                                    ------------------------   ------------------------

Units, end of period                                 135,514                     27,758
                                    ========================   ========================

Unit value                           18.813146 TO $18.922673   $15.753916 to $15.790145

Net assets, end of period           $              2,556,836   $                437,796

Investment income ratio*                                0.89%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           19.42% TO 19.84%           26.03% to 26.32%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SMALL CAP OPPORTUNITIES
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            39,383                          0
Units issued                                         200,028                     40,737
Units redeemed                                      (124,349)                    (1,354)
                                    ------------------------   ------------------------

Units, end of period                                 115,062                     39,383
                                    ========================   ========================

Unit value                          $21.306957 TO $21.430956   $17.280544 to $17.320262

Net assets, end of period           $              2,460,629   $                681,815

Investment income ratio*                                0.07%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           23.30% TO 23.73%           38.24% to 38.56%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SPECIAL VALUE
                                                         TRUST B
                                    ---------------------------------------------------
                                               2004                      2003
                                    ------------------------   ------------------------
Units, beginning of period                             7,099                          0
Units issued                                          53,891                      7,820
Units redeemed                                       (14,540)                      (721)
                                    ------------------------   ------------------------

Units, end of period                                  46,450                      7,099
                                    ========================   ========================

Unit value                          $18.409773 TO $18.516944   $15.619575 to $15.655498

Net assets, end of period           $                857,119   $                110,945

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           17.86% TO 18.28%           24.96% to 25.24%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     REAL RETURN BOND
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           326,511                          0
Units issued                                       1,236,896                    398,437
Units redeemed                                      (668,818)                   (71,926)
                                    ------------------------   ------------------------

Units, end of period                                 894,589                    326,511
                                    ========================   ========================

Unit value                          $13.835619 TO $13.916239   $12.950068 to $12.979916

Net assets, end of period           $             12,407,009   $              4,232,489

Investment income ratio*                                0.25%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             6.84% TO 7.21%             3.60% to 3.84%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  AMERICAN INTERNATIONAL
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           210,684                          0
Units issued                                       1,452,438                    229,751
Units redeemed                                      (537,822)                   (19,067)
                                    ------------------------   ------------------------

Units, end of period                               1,125,300                    210,684
                                    ========================   ========================

Unit value                          $19.216554 TO $19.328401   $16.469766 to $16.507632

Net assets, end of period           $             21,677,699   $              3,473,863

Investment income ratio*                                0.33%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           16.68% TO 17.09%           31.76% to 32.06%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     AMERICAN GROWTH
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                      2003
                                    ------------------------   ------------------------
Units, beginning of period                           880,811                          0
Units issued                                       3,757,789                    949,200
Units redeemed                                    (1,663,677)                   (68,389)
                                    ------------------------   ------------------------

Units, end of period                               2,974,923                    880,811
                                    ========================   ========================

Unit value                          $16.752296 TO $16.849842   $15.234022 to $15.269062

Net assets, end of period           $             49,974,517   $             13,433,461

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***            9.97% TO 10.35%           21.87% to 22.15%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    AMERICAN BLUE-CHIP
                                                      INCOME & GROWTH
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           527,438                          0
Units issued                                       1,078,563                    533,054
Units redeemed                                      (553,822)                    (5,616)
                                    ------------------------   ------------------------

Units, end of period                               1,052,179                    527,438
                                    ========================   ========================

Unit value                          $16.367906 TO $16.463226   $15.263668 to $15.298774

Net assets, end of period           $             17,269,068   $              8,058,925

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             7.23% TO 7.61%           22.11% to 22.39%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              AMERICAN GROWTH-INCOME TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           609,300                          0
Units issued                                       2,940,765                    631,909
Units redeemed                                    (1,176,044)                   (22,609)
                                    ------------------------   ------------------------

Units, end of period                               2,374,021                    609,300
                                    ========================   ========================

Unit value                          $16.568595 TO $16.665076   $15.352637 to $15.387946

Net assets, end of period                         39,432,273   $              9,364,312

Investment income ratio*                                0.22%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             7.92% TO 8.30%           22.82% to 23.10%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    AMERICAN CENTURY - SMALL     PIMCO VIT ALL ASSET
                                             COMPANY                  PORTFOLIO                 CORE EQUITY
                                    ------------------------   ------------------------   ------------------------
                                              2004                       2004                       2004
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                                 0                          0                          0
Units issued                                           9,156                    219,828                    206,817
Units redeemed                                        (4,731)                   (59,991)                   (79,155)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                   4,425                    159,837                    127,662
                                    ========================   ========================   ========================

Unit value                          $15.034643 TO $15.069552   $13.839396 TO $13.871539   $14.046138 TO $14.078764

Net assets, end of period           $                 66,667   $              2,215,436   $              1,795,258

Investment income ratio*                                0.00%                      5.87%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% TO 1.75%             1.40% TO 1.75%

Total return, lowest to highest***           20.28% TO 20.56%           10.72% TO 10.97%           12.37% TO 12.63%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                             US GLOBAL LEADERS
                                         CLASSIC VALUE            QUANTITATIVE VALUE               GROWTH
                                    ------------------------   ------------------------   ------------------------
                                             2004                        2004                       2004
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                                 0                          0                          0
Units issued                                          81,795                     12,553                     68,438
Units redeemed                                       (26,644)                    (5,135)                   (23,358)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                  55,151                      7,418                     45,080
                                    ========================   ========================   ========================

Unit value                          $13.736322 TO $13.768228   $14.490955 TO $14.524617   $13.058147 TO $13.088477

Net assets, end of period           $                758,191   $                107,718   $                589,049

Investment income ratio*                                0.27%                      0.00%                      0.47%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% TO 1.75%             1.40% TO 1.75%

Total return, lowest to highest***            9.89% TO 10.15%           15.93% TO 16.20%             4.47% TO 4.71%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                      JHF STRATEGIC INCOME     JOHN HANCOCK VST INT'L EQ   JOHN HANCOCK VST INT'L EQ
                                            TRUST B                     TRUST A                      TRUST B
                                    ------------------------   -------------------------   -------------------------
                                             2004                        2004                         2004
                                    ------------------------   -------------------------   -------------------------
Units, beginning of period                                 0                           0                           0
Units issued                                          79,586                      92,357                     267,314
Units redeemed                                       (24,194)                    (23,739)                   (100,815)
                                    ------------------------   -------------------------    ------------------------

Units, end of period                                  55,392                      68,618                     166,499
                                    ========================   =========================    ========================

Unit value                          $13.451607 TO $13.482843   $ 14.634965 TO $14.668950    $14.611687 TO $16.645623

Net assets, end of period           $                745,537   $               1,005,640    $              2,435,767

Investment income ratio*                                1.87%                       0.48%                       0.38%

Expense ratio, lowest to highest**             1.40% TO 1.75%              1.40% TO 1.75%              1.40% TO 1.75%

Total return, lowest to highest***             7.61% TO 7.86%            17.08% TO 17.35%            16.89% TO 17.17%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    GREAT COMPANIES AMERICA
                                            TRUST B
                                    ------------------------
                                              2004
                                    ------------------------
Units, beginning of period                                 0
Units issued                                           3,879
Units redeemed                                        (2,864)
                                    ------------------------

Units, end of period                                   1,015
                                    ========================

Unit value                          $13.914235 TO $13.983093

Net assets, end of period           $                 14,186

Investment income ratio*                                0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%

Total return, lowest to highest***             0.03% TO 0.39%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER 21ST CENTURY
                                                      GROWTH TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            24,147                          0
Units issued                                          20,416                     24,149
Units redeemed                                        (3,976)                        (2)
                                    ------------------------   ------------------------

Units, end of period                                  40,587                     24,147
                                    ========================   ========================

Unit value                          $19.014715 TO $19.163946   $17.497738 to $17.573287

Net assets, end of period           $                773,942   $                422,989

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             8.67% TO 9.05%           28.13% to 28.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER CAPITAL
                                                      GROWTH TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            44,585                          0
Units issued                                          62,895                     44,747
Units redeemed                                       (24,683)                      (162)
                                    ------------------------   ------------------------

Units, end of period                                  82,797                     44,585
                                    ========================   ========================

Unit value                          $17.949036 TO $18.089923   $16.983475 to $17.056831

Net assets, end of period           $              1,490,532   $                758,256

Investment income ratio*                                0.15%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             5.69% TO 6.06%           24.32% to 24.76%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER GLOBAL
                                                    DISCOVERY TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            19,562                          0
Units issued                                          34,208                     19,778
Units redeemed                                        (2,839)                      (216)
                                    ------------------------   ------------------------

Units, end of period                                  50,931                     19,562
                                    ========================   ========================

Unit value                          $25.326207 TO $25.524943   $20.934012 to $21.024402

Net assets, end of period           $              1,294,337   $                409,989

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           20.98% TO 21.41%           46.19% to 46.70%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              SCUDDER GROWTH & INCOME TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            56,792                          0
Units issued                                         139,148                     57,744
Units redeemed                                       (29,517)                      (952)
                                    ------------------------   ------------------------

Units, end of period                                 166,423                     56,792
                                    ========================   ========================

Unit value                          $18.328733 TO $18.472602   $16.991407 to $17.064795

Net assets, end of period           $              3,061,192   $                966,910

Investment income ratio*                                0.41%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             7.87% TO 8.25%           24.35% to 24.79%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCUDDER HEALTH SCIENCES
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            69,472                          0
Units issued                                          83,463                     80,653
Units redeemed                                       (19,223)                   (11,181)
                                    ------------------------   ------------------------

Units, end of period                                 133,712                     69,472
                                    ========================   ========================

Unit value                          $18.284227 TO $18.427791   $17.045590 to $17.119230

Net assets, end of period           $              2,451,554   $              1,185,576

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             7.27% TO 7.64%           30.90% to 31.36%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER INTERNATIONAL
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            73,452                          0
Units issued                                         135,459                     74,675
Units redeemed                                       (19,052)                    (1,223)
                                    ------------------------   ------------------------

Units, end of period                                 189,859                     73,452
                                    ========================   ========================

Unit value                          $19.080228 TO $19.230024   $16.704896 to $16,777081

Net assets, end of period           $              3,633,511   $              1,228,531

Investment income ratio*                                0.83%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           14.22% TO 14.62%           25.31% to 25.75%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER AGGRESSIVE GROWTH TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            37,177                          0
Units issued                                          30,174                     37,290
Units redeemed                                          (834)                      (113)
                                    ------------------------   ------------------------

Units, end of period                                  66,517                     37,177
                                    ========================   ========================

Unit value                          $19.652052 TO $19.806314   $19.303275 to $19.386626

Net assets, end of period           $              1,310,950   $                718,333

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             1.81% TO 2.16%           31.12% to 31.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER BLUE CHIP
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           103,710                          0
Units issued                                         134,481                    104,100
Units redeemed                                       (22,584)                      (390)
                                    ------------------------   ------------------------

Units, end of period                                 215,607                    103,710
                                    ========================   ========================

Unit value                          $19.054942 TO $19.204489   $16.781810 to $16.854301

Net assets, end of period           $              4,122,031   $              1,743,045

Investment income ratio*                                0.21%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           13.55% TO 13.94%           24.57% to 25.00%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER CONTARIAN
                                                     VALUE TRUST B
                                    ---------------------------------------------------
                                             2004                        2003
                                    ------------------------   ------------------------
Units, beginning of period                            86,252                          0
Units issued                                         273,818                     87,425
Units redeemed                                      (103,943)                    (1,173)
                                    ------------------------   ------------------------

Units, end of period                                 256,127                     86,252
                                    ========================   ========================

Unit value                          $19.585824 TO $19.739537   $18.178471 to $18.256976

Net assets, end of period           $              5,038,196   $              1,570,328

Investment income ratio*                                1.10%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             7.74% TO 8.12%           29.90% to 30.35%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER GLOBAL BLUE
                                                       CHIP TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            34,648                          0
Units issued                                          40,834                     34,799
Units redeemed                                        (2,818)                      (151)
                                    ------------------------   ------------------------

Units, end of period                                  72,664                     34,648
                                    ========================   ========================

Unit value                          $19.383563 TO $19.535703   $17.253759 to $17.328288

Net assets, end of period           $              1,412,893   $                598,704

Investment income ratio*                                0.56%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           12.34% TO 12.74%           26.73% to 27.17%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER GOVERNMENT
                                                    SECURITIES TRUST B
                                    ---------------------------------------------------
                                              2004                        2003
                                    ------------------------   ------------------------
Units, beginning of period                           198,686                          0
Units issued                                         155,613                    212,038
Units redeemed                                       (72,411)                   (13,352)
                                    ------------------------   ------------------------

Units, end of period                                 281,888                    198,686
                                    ========================   ========================

Unit value                          $12.811320 TO $12.911981   $12.614422 to $12.668989

Net assets, end of period           $              3,620,271   $              2,510,169

Investment income ratio*                                2.43%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             1.56% TO 1.92%             0.06% to 0.41%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER GROWTH
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            23,637                          0
Units issued                                          59,167                     29,885
Units redeemed                                        (2,481)                    (6,248)
                                    ------------------------   ------------------------

Units, end of period                                  80,323                     23,637
                                    ========================   ========================

Unit value                          $17.168653 TO $17.303433   $16.676269 to $16.748311

Net assets, end of period           $              1,384,772   $                394,873

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             2.95% TO 3.31%           22.04% to 22.47%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER HIGH INCOME
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           118,662                          0
Units issued                                         128,525                    129,702
Units redeemed                                       (10,133)                   (11,040)
                                    ------------------------   ------------------------

Units, end of period                                 237,054                    118,662
                                    ========================   ========================

Unit value                          $17.835344 TO $17.975333   $16.194935 to $16.264897

Net assets, end of period           $              4,239,624   $              1,924,212

Investment income ratio*                                5.48%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           10.13% TO 10.52%           21.99% to 22.42%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER INTERNATIONAL
                                                    SELECT EQUITY TRUST B
                                    ---------------------------------------------------
                                               2004                      2003
                                    ------------------------   ------------------------
Units, beginning of period                            42,573                          0
Units issued                                          89,039                     58,068
Units redeemed                                        (8,343)                   (15,495)
                                    ------------------------   ------------------------

Units, end of period                                 123,269                     42,573
                                    ========================   ========================

Unit value                          $19.940046 TO $20.096540   $17.220976 to $17.295376

Net assets, end of period           $              2,464,053   $                734,032

Investment income ratio*                                0.53%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           15.79% TO 16.20%           27.18% to 27.63%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER FIXED INCOME
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           227,557                          0
Units issued                                         424,506                    236,035
Units redeemed                                       (78,759)                    (8,478)
                                    ------------------------   ------------------------

Units, end of period                                 573,304                    227,557
                                    ========================   ========================

Unit value                          $13.320708 TO $13.425361   $13.022287 to $13.078606

Net assets, end of period           $              7,664,090   $              2,966,876

Investment income ratio*                                2.24%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             2.29% TO 2.65%             2.94% to 3.30%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER MONEY MARKET
                                                          TRUST B
                                    ----------------------------------------------------
                                               2004                        2003
                                    ------------------------    ------------------------
Units, beginning of period                           326,100                           0
Units issued                                         693,804                     641,359
Units redeemed                                      (827,200)                   (315,259)
                                    ------------------------    ------------------------

Units, end of period                                 192,704                     326,100
                                    ========================    ========================

Unit value                          $12.167892 TO $12.263477    $12.318541 to $12.371821

Net assets, end of period           $              2,350,540    $              4,022,938

Investment income ratio*                                0.50%                       0.18%

Expense ratio, lowest to highest**             1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***          (1.22%) TO (0.88%)          (1.32%) to (0.98%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SCUDDER SMALL CAP
                                                      GROWTH TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            77,667                          0
Units issued                                          77,997                     77,712
Units redeemed                                       (11,888)                       (45)
                                    ------------------------   ------------------------

Units, end of period                                 143,776                     77,667
                                    ========================   ========================

Unit value                          $20.136865 TO $20.294917   $18.539241 to $18.619291

Net assets, end of period           $              2,902,789   $              1,441,627

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             8.62% TO 9.00%           30.22% to 30.67%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER TECHNOLOGY
                                                          GROWTH TRUST B
                                        ----------------------------------------------------
                                                 2004                           2003
                                        ------------------------    ------------------------
Units, beginning of period                                41,640                           0
Units issued                                              40,484                      56,422
Units redeemed                                           (13,774)                    (14,782)
                                        ------------------------    ------------------------

Units, end of period                                      68,350                      41,640
                                        ========================    ========================

Unit value                              $22.504751 TO $22.681308    $22.569782 to $22.667138

Net assets, end of period               $              1,542,392    $                941,199

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               (0.29%) TO 0.06%            43.65% to 44.15%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER TOTAL RETURN
                                                              TRUST B
                                        ----------------------------------------------------
                                                  2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                               160,427                           0
Units issued                                             120,727                     176,989
Units redeemed                                           (74,736)                    (16,562)
                                        ------------------------    ------------------------

Units, end of period                                     206,418                     160,427
                                        ========================    ========================

Unit value                              $15.909138 TO $16.034061    $15.221981 to $15.287760

Net assets, end of period               $              3,298,369    $              2,445,965

Investment income ratio*                                    1.09%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 4.51% TO 4.88%            15.52% to 15.92%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER DAVIS VENTURE
                                                           VALUE TRUST B
                                        ----------------------------------------------------
                                                  2004                         2003
                                        ------------------------    ------------------------
Units, beginning of period                               137,420                           0
Units issued                                             226,635                     138,669
Units redeemed                                           (30,986)                     (1,249)
                                        ------------------------    ------------------------

Units, end of period                                     333,069                     137,420
                                        ========================    ========================

Unit value                              $19.619668 TO $19.773687    $17.920836 to $17.998252

Net assets, end of period               $              6,548,863    $              2,465,042

Investment income ratio*                                    0.03%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 9.48% TO 9.86%            27.18% to 27.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER DREMAN FINANCIAL SERVICES
                                                              TRUST B
                                        ----------------------------------------------------
                                                 2004                         2003
                                        ------------------------    ------------------------
Units, beginning of period                                41,361                           0
Units issued                                              66,801                      52,343
Units redeemed                                           (24,500)                    (10,982)
                                        ------------------------    ------------------------

Units, end of period                                      83,662                      41,361
                                        ========================    ========================

Unit value                              $20.074692 TO $20.232247    $18.323217 to $18.402350

Net assets, end of period               $              1,684,468    $                758,708

Investment income ratio*                                    1.04%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 9.56% TO 9.94%            25.51% to 25.95%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          SCUDDER DREMAN
                                                     HIGH RETURN EQUITY TRUST B
                                        ----------------------------------------------------
                                                 2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                               161,686                           0
Units issued                                             198,182                     162,277
Units redeemed                                           (36,245)                       (591)
                                        ------------------------    ------------------------

Units, end of period                                     323,623                     161,686
                                        ========================    ========================

Unit value                              $21.008499 TO $21.173358    $18.816193 to $18.897440

Net assets, end of period               $              6,820,754    $              3,046,818

Investment income ratio*                                    1.06%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               11.65% TO 12.04%             29.21%to 29.66%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          SCUDDER DREMAN
                                                          SMALL CAP VALUE
                                                              TRUST B
                                        ----------------------------------------------------
                                                  2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                                90,420                           0
Units issued                                             142,630                      92,177
Units redeemed                                           (17,317)                     (1,757)
                                        ------------------------    ------------------------

Units, end of period                                     215,733                      90,420
                                        ========================    ========================

Unit value                              $23.423980 TO $23.607763    $18.991183 to $19.073169

Net assets, end of period               $              5,070,920    $              1,719,589

Investment income ratio*                                    0.36%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               23.34% TO 23.77%            39.19% to 39.68%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER EAGLE FOCUSED
                                                           LARGE CAP GROWTH
                                                              TRUST B
                                        ----------------------------------------------------
                                                  2004                           2003
                                        ------------------------    ------------------------
Units, beginning of period                                71,797                           0
Units issued                                             122,918                      72,219
Units redeemed                                           (19,301)                       (422)
                                        ------------------------    ------------------------

Units, end of period                                     175,414                      71,797
                                        ========================    ========================

Unit value                              $16.906505 TO $17.039235    $16.949303 to $17.022514

Net assets, end of period               $              2,975,891    $              1,218,562

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               (0.25%) TO 0.10%            23.95% to 24.39%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER FOCUS VALUE
                                                          & GROWTH TRUST B
                                        ----------------------------------------------------
                                                 2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                                13,193                           0
Units issued                                              37,358                      13,458
Units redeemed                                            (7,766)                       (265)
                                        ------------------------    ------------------------

Units, end of period                                      42,785                      13,193
                                        ========================    ========================

Unit value                              $20.028328 TO $20.185513    $18.377401 to $18.456762

Net assets, end of period               $                860,132    $                242,804

Investment income ratio*                                    0.33%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 8.98% TO 9.37%            29.99% to 30.45%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER INDEX 500
                                                              TRUST B
                                        ----------------------------------------------------
                                                  2004                        2003
                                        ------------------------    ------------------------
Units, beginning of period                               162,214                           0
Units issued                                             361,707                     163,034
Units redeemed                                           (20,900)                       (820)
                                        ------------------------    ------------------------

Units, end of period                                     503,021                     162,214
                                        ========================    ========================

Unit value                              $18.967106 TO $19.115976    $17.550772 to $17.626575

Net assets, end of period               $              9,577,330    $              2,852,710

Investment income ratio*                                    0.50%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 8.07% TO 8.45%            25.36% to 25.80%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER INVESCO DYNAMIC
                                                            GROWTH TRUST B
                                        ----------------------------------------------------
                                                2004                           2003
                                        ------------------------    ------------------------
Units, beginning of period                                13,209                           0
Units issued                                              66,691                      13,291
Units redeemed                                           (32,501)                        (82)
                                        ------------------------    ------------------------

Units, end of period                                      47,399                      13,209
                                        ========================    ========================

Unit value                              $20.950593 TO $21.115038    $19.131066 to $19.213671

Net assets, end of period               $                995,343    $                253,013

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 9.51% TO 9.90%            32.91% to 33.38%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                SCUDDER JANUS GROWTH & INCOME TRUST B
                                        ----------------------------------------------------
                                                  2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                                57,101                           0
Units issued                                              63,419                      57,379
Units redeemed                                            (6,864)                       (278)
                                        ------------------------    ------------------------

Units, end of period                                     113,656                      57,101
                                        ========================    ========================

Unit value                              $18.061889 TO $18.203682    $16.547138 to $16.618620

Net assets, end of period               $              2,060,243    $                946,372

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 9.15% TO 9.54%            21.79% to 22.22%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              SCUDDER JANUS GROWTH OPPORTUNITIES TRUST B
                                        ----------------------------------------------------
                                                  2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                                16,010                           0
Units issued                                               7,876                      16,110
Units redeemed                                              (395)                       (100)
                                        ------------------------    ------------------------

Units, end of period                                      23,491                      16,010
                                        ========================    ========================

Unit value                              $18.938880 TO $19.087533    $17.176830 to $17.251027

Net assets, end of period               $                446,253    $                275,431

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               10.26% TO 10.65%            24.05% to 24.49%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER MFS STRATEGIC
                                                           VALUE TRUST B
                                        ----------------------------------------------------
                                                  2004                        2003
                                        ------------------------    ------------------------
Units, beginning of period                                64,881                           0
Units issued                                             148,563                      65,552
Units redeemed                                           (16,996)                       (671)
                                        ------------------------    ------------------------

Units, end of period                                     196,448                      64,881
                                        ========================    ========================

Unit value                              $20.746697 TO $20.909517    $17.984781 to $18.062460

Net assets, end of period               $              4,087,790    $              1,167,980

Investment income ratio*                                    0.06%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               15.36% TO 15.76%            24.16% to 24.59%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER OAK STRATEGIC
                                                           EQUITY TRUST B
                                        ----------------------------------------------------
                                                  2004                         2003
                                        ------------------------    ------------------------
Units, beginning of period                                34,303                           0
Units issued                                              55,711                      34,359
Units redeemed                                            (7,629)                        (56)
                                        ------------------------    ------------------------

Units, end of period                                      82,385                      34,303
                                        ========================    ========================

Unit value                              $22.264609 TO $22.439299    $22.461508 to $22.558419

Net assets, end of period               $              1,841,505    $                771,384

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***              (0.88%) TO (0.53%)           46.55% to 47.06%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                SCUDDER TURNER MID CAP GROWTH TRUST B
                                        ----------------------------------------------------
                                                  2004                        2003
                                        ------------------------    ------------------------
Units, beginning of period                                39,810                           0
Units issued                                              65,477                      54,611
Units redeemed                                           (19,912)                    (14,801)
                                        ------------------------    ------------------------

Units, end of period                                      85,375                      39,810
                                        ========================    ========================

Unit value                              $22.098540 TO $22.271942    $20.328105 to $20.415849

Net assets, end of period               $              1,891,689    $                810,157

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 8.71% TO 9.09%            45.51% to 46.02%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER REAL ESTATE
                                                              TRUST B
                                        ----------------------------------------------------
                                                 2004                         2003
                                        ------------------------    ------------------------
Units, beginning of period                               108,356                           0
Units issued                                             139,501                     108,965
Units redeemed                                           (35,366)                       (609)
                                        ------------------------    ------------------------

Units, end of period                                     212,491                     108,356
                                        ========================    ========================

Unit value                              $19.593030 TO $19.707109    $15.252679 to $15.287771

Net assets, end of period               $              4,174,494    $              1,654,071

Investment income ratio*                                    0.60%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               28.46% TO 28.91%            22.02% to 22.30%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER STRATEGIC
                                                           INCOME TRUST B
                                        ----------------------------------------------------
                                                  2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                                70,909                           0
Units issued                                             106,876                      77,482
Units redeemed                                           (21,579)                     (6,573)
                                        ------------------------    ------------------------

Units, end of period                                     156,206                      70,909
                                        ========================    ========================

Unit value                               13.501416 TO $13.580089    $12.690945 to $12.720176

Net assets, end of period               $              2,114,028    $                900,592

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 6.39% TO 6.76%              1.53% to 1.76%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                       SCUDDER CONSERVATIVE      SCUDDER GROWTH & INCOME      SCUDDER INCOME & GROWTH
                                          INCOME STRATEGY                STRATEGY                     STRATEGY
                                     ------------------------    ------------------------     ------------------------
                                              2004                         2004                         2004
                                     ------------------------    ------------------------     ------------------------
Units, beginning of period                                  0                           0                            0
Units issued                                           12,261                     673,476                      158,232
Units redeemed                                              0                     (21,199)                      (9,835)
                                     ------------------------    ------------------------     ------------------------

Units, end of period                                   12,261                     652,277                      148,397
                                     ========================    ========================     ========================

Unit value                           $13.026675 TO $13.043798    $13.461339 TO $13.479028     $13.237796 TO $13.255194

Net assets, end of period                             159,805    $              8,787,589     $              1,965,221

Investment income ratio*                                 0.00%                       0.00%                        0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***              4.21% TO 4.35%              7.69% TO 7.83%               5.90% TO 6.04%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     SCUDDER TEMPLETON          SCUDDER MERCURY LARGE
                                     SCUDDER GROWTH STRATEGY            FOREIGN VALUE                 CAP CORE
                                     ------------------------    ------------------------     ------------------------
                                               2004                         2004                          2004
                                     ------------------------    ------------------------     ------------------------
Units, beginning of period                                  0                           0                            0
Units issued                                          502,334                       4,226                          238
Units redeemed                                           (527)                       (128)                           0
                                     ------------------------    ------------------------     ------------------------

Units, end of period                                  501,807                       4,098                          238
                                     ========================    ========================     ========================

Unit value                           $13.697294 TO $13.715293    $13.170988 TO $13.176792     $12.958919 TO $12.964633

Net assets, end of period            $              6,878,261    $                 53,965     $                  3,087

Investment income ratio*                                 0.00%                       0.00%                        0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***              9.58% TO 9.72%              5.37% TO 5.41%               3.67% TO 3.72%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        ALGER AMERICAN
                                                       BALANCED TRUST B
                                     ------------------------------------------------------
                                              2004                          2003
                                     ------------------------      ------------------------
Units, beginning of period                            134,731                             0
Units issued                                          187,997                       135,165
Units redeemed                                        (31,086)                         (434)
                                     ------------------------      ------------------------

Units, end of period                                  291,642                       134,731
                                     ========================      ========================

Unit value                           $15.294784 TO $15.414901      $14.928041 to $14.992568

Net assets, end of period            $              4,476,163      $              2,014,271

Investment income ratio*                                 1.41%                         0.03%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%

Total return, lowest to highest***              2.46% TO 2.82%              16.67% to 17.08%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      ALGER AMERICAN LEVERAGED
                                                          ALL CAP TRUST B
                                     ------------------------------------------------------
                                                2004                           2003
                                     ------------------------      ------------------------
Units, beginning of period                             32,854                             0
Units issued                                           31,628                        33,162
Units redeemed                                         (1,639)                         (308)
                                     ------------------------      ------------------------

Units, end of period                                   62,843                        32,854
                                     ========================      ========================

Unit value                           $17.656523 TO $17.795122      $16.652790 to $16.724725

Net assets, end of period            $              1,113,064      $                547,832

Investment income ratio*                                 0.00%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%

Total return, lowest to highest***              6.03% TO 6.40%              31.90% to 32.37%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       CREDIT SUISSE
                                                      EMERGING MARKETS
                                                          TRUST B
                                     -----------------------------------------------------
                                               2004                        2003
                                     ------------------------    -------------------------
Units, beginning of period                             27,400                           0
Units issued                                           36,779                      28,752
Units redeemed                                         (5,841)                     (1,352)
                                     ------------------------    ------------------------

Units, end of period                                   58,338                      27,400
                                     ========================    ========================

Unit value                           $22.983543 TO $23.163871    $18.722477 to $18.803321

Net assets, end of period            $              1,343,843    $                513,741

Investment income ratio*                                 0.34%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***            22.76% TO 23.19%            40.40% to 40.89%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    CREDIT SUISSE GLOBAL
                                                    POST VENTURE CAPITAL
                                                          TRUST B
                                     -----------------------------------------------------
                                               2004                        2003
                                     -------------------------   -------------------------
Units, beginning of period                              8,663                           0
Units issued                                           10,103                       8,663
Units redeemed                                         (3,126)                          0
                                     ------------------------    ------------------------

Units, end of period                                   15,640                       8,663
                                     ========================    ========================

Unit value                           $22.794792 TO $22.973662    $19.661271 to $19.746145

Net assets, end of period            $                357,720    $                170,572

Investment income ratio*                                 0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***            15.94% TO 16.35%            45.10% to 45.61%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      DREYFUS SOCIALLY
                                                   RESPONSIBLE GROWTH FUND
                                                           TRUST B
                                     -----------------------------------------------------
                                               2004                        2003
                                     -------------------------   -------------------------
Units, beginning of period                              9,317                           0
Units issued                                           18,176                      10,421
Units redeemed                                           (235)                     (1,104)
                                     ------------------------    ------------------------

Units, end of period                                   27,258                       9,317
                                     ========================    ========================

Unit value                           $17.698021 TO $17.836947    $17.001547 to $17.074978

Net assets, end of period            $                483,627    $                158,559

Investment income ratio*                                 0.21%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***              4.10% TO 4.46%            23.57% to 24.01%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      DREYFUS IP MIDCAP
                                                        STOCK TRUST B
                                     -----------------------------------------------------
                                               2004                        2003
                                     -------------------------   -------------------------
Units, beginning of period                            128,782                           0
Units issued                                          130,769                     132,799
Units redeemed                                         (7,588)                     (4,017)
                                     ------------------------    ------------------------

Units, end of period                                  251,963                     128,782
                                     ========================    ========================

Unit value                           $20.063641 TO $20.221116    $17.875144 to $17.952346

Net assets, end of period            $              5,071,187    $              2,305,327

Investment income ratio*                                 0.22%                       0.51%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***            12.24% TO 12.64%            29.20% to 29.65%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     INVESCO UTILITIES
                                                          TRUST B
                                     -----------------------------------------------------
                                            2004                          2003
                                     -------------------------   -------------------------
Units, beginning of period                             30,167                           0
Units issued                                           29,167                      30,849
Units redeemed                                         (6,334)                       (682)
                                     ------------------------    ------------------------

Units, end of period                                   53,000                      30,167
                                     ========================    ========================

Unit value                           $19.265019 TO $19.416214    $15.867908 to $15.936457

Net assets, end of period            $              1,023,096    $                479,215

Investment income ratio*                                 1.93%                       3.57%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***            21.41% TO 21.84%            15.43% to 15.84%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.    DIVERSIFICATION REQUIREMENTS

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                                                             276